                                                     [Nicholas Applegate Logo]

                                                       INSTITUTIONAL FUNDS



                                Annual Report
                            Institutional Shares
                                MARCH 31, 2002

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

The twelve-month period ended March 31, 2002 was an eventful time in the global financial markets. During the year, investors weathered remarkable challenges. As the period drew to a close, the investment landscape brightened considerably.

  In this annual report, we review the performance of the financial markets and your investments during the fiscal year. We also share our insights on our outlook for the remainder of 2002 and beyond.

  The first half of the period was an extension of an already difficult 2001. Slowing global economic and earnings growth continued to depress stock prices worldwide. The devastating events of September 11 dealt another blow to weak economies and equity markets.

  Over the remainder of the fiscal year, market sentiment improved. Stocks rallied sharply in the weeks and months immediately following the terrorist attacks. Unprecedented global monetary easing from late 2000 through the end of 2001 began to stimulate economic growth. While there were setbacks, such as the collapse of Enron, markets finished the period on much firmer ground.

  While ending on a positive note, financial markets delivered mixed results for the full year. Equity returns in developed markets were lackluster -- international exchanges traded lower and broad US indices were essentially flat. On the plus side, US bond prices rose amid falling interest rates. Emerging markets and small-cap equities posted impressive results. These two asset classes have historically responded quite favorably to accommodative monetary policy. This most recent easing cycle was no exception.

  Similar to the markets, the performance of the Nicholas-Applegate Institutional Funds was varied this period. Many of the mutual funds outperformed their benchmarks, while several trailed. Investors' preference for securities with value characteristics proved especially difficult for funds in our growth-oriented investment strategies.

  We are disappointed in the results of the funds that underperformed, but we are encouraged by recent market dynamics. Investors are again rewarding companies that exceed earnings expectations, after not having done so for the past 18 months. Investors are also clearly punishing companies that miss estimates. This discriminating environment is conducive to the diligent security selection we do at Nicholas-Applegate. Through intensive, bottom-up research, we invest in companies poised to deliver positive earnings surprises and avoid those with less favorable prospects. We are also optimistic about growth-stock investing. As investors gain confidence in the sustainability of the economic and earnings recovery, growth stocks should benefit.

  The caliber of investment professionals at Nicholas-Applegate is another reason for optimism about the future. We are proud of the capable team we have built. In addition, during the period, we selectively added to our professional investments staff to strengthen coverage for the Nicholas-Applegate Institutional Funds.

  As we look forward, we believe one of the most trying times for investors is behind us. We expect continued recovery in economies worldwide to translate into strong earnings growth and asset price appreciation. We commend you for staying the course during a most difficult investment climate. We are confident your patience will be rewarded.

  On behalf of everyone at Nicholas-Applegate, we appreciate your support and thank you for your participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/s/ Arthur E. Nicholas

Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Worldwide Growth......................................................     1
  Global Select.........................................................     6
  Global Technology.....................................................    11
  Global Health Care....................................................    15
  International Core Growth.............................................    19
  International Small Cap Growth........................................    25
  International Structured..............................................    32
  Emerging Countries....................................................    36
  Pacific Rim...........................................................    42
  Latin America.........................................................    47
  Large Cap Growth......................................................    51
  Mid Cap Growth........................................................    54
  Small Cap Growth......................................................    58
  Mini Cap Growth.......................................................    65
  Value.................................................................    71
  Small Cap Value.......................................................    75
  Convertible...........................................................    80
  High Quality Bond.....................................................    84
  High Yield Bond.......................................................    90
The Funds':
  Financial Highlights..................................................    96
  Statement of Assets and Liabilities...................................   102
  Statement of Operations...............................................   106
  Statement of Changes in Net Assets....................................   110
  Notes to the Financial Statements.....................................   116
  Report of Independent Auditors........................................   128

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I Shares. Distributor: Nicholas-Applegate Securities.

                      (This page intentionally left blank)

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer and Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; PEDRO V. MARCAL, JR., Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world, including the United States.

  MARKET OVERVIEW: Global equities posted mixed results during the 12 months ended March 31, 2002. During the period, the investment environment was characterized by:

  - Downturn in economic and earnings growth, led by the United States

  - Continued slowdown in technology spending

  - Accommodative global monetary policy, accelerated in the wake of the terrorist attacks

  In the US, broad-market indices were flat to slightly higher, masking underlying month-to-month volatility. Overseas, developed market equities drifted lower, led by weakness in Japan.

  In contrast, emerging markets registered double-digit gains. Markets in emerging countries generally respond positively to easy monetary policy and are most leveraged to an economic recovery. Small-cap stocks also tend to do well during easing cycles, and small caps outperformed large caps this period.

  On a sector level, technology and utilities were weak, while stocks of basic materials, consumer durables and energy companies trekked higher.

  PERFORMANCE: The Fund lost 11.6% from April 1, 2001 through March 31, 2002, and the MSCI All Country World Index Free fell 3.1%. During the five years ended March 31, 2002, the Fund gained 8.5%, annualized, versus its benchmark, up 5.2%.

  PORTFOLIO SPECIFICS: The main reasons the Fund lagged its benchmark this period were issue selection in the United States and the technology sector. Stock selection among financial services and producers/ manufacturing companies also detracted from results, but to a lesser degree.

  On the plus side, issue selection in the healthcare sector and Canada favorably impacted results. Top-performing holdings included Johnson & Johnson, IDEC Pharmaceuticals and WestJet Airline, a Canadian air carrier. KLA-Tencor, a supplier of process control and yield management solutions for the semiconductor industry, was another strong performer. The company is benefiting from the desire of chip manufacturers to run their fabrication facilities more efficiently.

  As a result of our bottom-up stock selection, at March 31, 2002, the Fund was overweight in the technology, transportation and consumer services sectors and underweight in financial services, utilities and healthcare.

  MARKET OUTLOOK: Our outlook for the global equity markets is positive. Interest rates are low. There is mounting evidence the global economy has started to recover. As economic activity accelerates, so should corporate profits, which we believe have bottomed.

  We are especially optimistic in our outlook for the Fund. We have recently observed an increase in stock-specific risk: investors are clearly rewarding companies that beat earnings estimates and punishing those that miss. A more discriminating environment is conducive to our focus on intensive fundamental research and individual security selection.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -11.59%           8.45%                  10.51%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WORLDWIDE GROWTH FUND  MSCI ALL COUNTRY
         INSTITUTIONAL SHARES   WORLD FREE INDEX
4/19/93               $250,000          $250,000
4/93                  $252,968          $261,350
5/93                  $264,155          $267,492
6/93                  $263,470          $265,753
7/93                  $266,210          $271,254
8/93                  $284,018          $284,112
9/93                  $284,475          $279,338
10/93                 $285,388          $287,607
11/93                 $268,493          $272,651
12/93                 $286,073          $287,402
1/94                  $307,534          $306,457
2/94                  $306,849          $302,013
3/94                  $300,228          $288,453
4/94                  $306,393          $296,298
5/94                  $300,228          $298,047
6/94                  $295,205          $296,586
7/94                  $302,968          $303,141
8/94                  $315,297          $313,933
9/94                  $310,731          $306,555
10/94                 $312,329          $314,403
11/94                 $297,032          $300,758
12/94                 $294,625          $301,810
1/95                  $283,169          $295,684
2/95                  $290,730          $298,848
3/95                  $299,207          $312,535
4/95                  $310,891          $323,911
5/95                  $310,891          $327,474
6/95                  $316,618          $327,540
7/95                  $339,070          $343,392
8/95                  $338,154          $335,872
9/95                  $346,631          $345,109
10/95                 $334,946          $339,345
11/95                 $337,925          $350,035
12/95                 $339,841          $360,571
1/96                  $343,812          $368,575
2/96                  $350,819          $370,123
3/96                  $360,162          $375,823
4/96                  $383,285          $384,993
5/96                  $387,489          $385,378
6/96                  $385,153          $387,498
7/96                  $364,599          $373,006
8/96                  $373,008          $377,594
9/96                  $385,621          $391,527
10/96                 $385,854          $393,093
11/96                 $403,887          $414,123
12/96                 $402,740          $408,119
1/97                  $416,508          $414,975
2/97                  $412,206          $420,619
3/97                  $407,616          $412,206
4/97                  $417,656          $425,438
5/97                  $444,333          $450,837
6/97                  $468,715          $473,920
7/97                  $503,998          $495,341
8/97                  $476,174          $460,568
9/97                  $515,185          $485,116
10/97                 $473,305          $456,252
11/97                 $473,717          $463,232
12/97                 $474,948          $469,301
1/98                  $485,099          $479,625
2/98                  $518,321          $512,432
3/98                  $550,620          $534,312
4/98                  $570,307          $539,335
5/98                  $571,845          $529,088
6/98                  $588,763          $538,611
7/98                  $597,903          $538,773
8/98                  $500,112          $463,291
9/98                  $510,613          $472,510
10/98                 $538,178          $515,650
11/98                 $579,280          $546,950
12/98                 $655,344          $572,329
1/99                  $711,146          $584,004
2/99                  $692,545          $569,346
3/99                  $739,379          $594,966
4/99                  $771,931          $620,669
5/99                  $762,298          $598,759
6/99                  $816,107          $628,578
7/99                  $822,086          $626,000
8/99                  $823,747          $625,249
9/99                  $836,701          $618,497
10/99                 $888,517          $649,792
11/99               $1,006,433          $670,001
12/99               $1,223,995          $725,812
1/00                $1,150,256          $686,691
2/00                $1,308,031          $689,026
3/00                $1,285,112          $734,295
4/00                $1,171,514          $701,325
5/00                $1,097,444          $683,090
6/00                $1,192,772          $706,247
7/00                $1,137,634          $685,483
8/00                $1,237,281          $706,802
9/00                $1,144,610          $667,998
10/00               $1,043,634          $654,906
11/00                 $908,501          $614,302
12/00                 $914,633          $624,560
1/01                  $888,789          $640,362
2/01                  $772,707          $586,507
3/01                  $691,670          $547,035
4/01                  $760,004          $586,860
5/01                  $730,655          $580,345
6/01                  $698,240          $562,587
7/01                  $668,891          $553,698
8/01                  $615,450          $528,228
9/01                  $539,669          $480,001
10/01                 $550,620          $490,177
11/01                 $594,424          $520,323
12/01                 $608,441          $525,214
1/02                  $592,672          $510,823
2/02                  $581,721          $507,094
3/31/02               $611,508          $530,014

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Index Free ("MSCI ACW Free") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACW Free Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 92.8%
---------------------------------------------------------------
AUSTRALIA -- 0.9%
  Woolworths, Ltd.....................     103,500  $   689,370
                                                    -----------
BRAZIL -- 1.4%
  Banco Bradesco S.A. -- ADR..........       5,100      154,326
  Companhia Siderurgica Nacional
    S.A...............................  24,200,000      437,245
  Petroleo Brasileiro S.A. -- ADR.....      17,800      471,166
                                                    -----------
                                                      1,062,737
                                                    -----------
CANADA -- 3.8%
  Fairmont Hotels & Resorts, Inc......      28,900      817,870
  Molson, Inc. Cl. A..................      21,000      459,646
  Suncor Energy, Inc..................      25,100      904,632
  Westjet Airlines, Ltd.*.............      40,800      760,812
                                                    -----------
                                                      2,942,960
                                                    -----------
FINLAND -- 1.4%
  Nokia Corp. -- ADR..................      18,700      387,838
  Nokia OYJ...........................       5,600      118,374
  Stora Enso OYJ R Shares.............      44,400      561,651
                                                    -----------
                                                      1,067,863
                                                    -----------
FRANCE -- 6.2%
  Axa.................................      30,500      688,354
  BNP Paribas S.A.....................      16,400      828,396
  Business Objects S.A. -- ADR*.......       8,600      378,056
  European Aeronautic Defence & Space
    Co................................      55,800      786,668
  Havas Advertising S.A...............      67,100      604,698
  L'Oreal S.A.........................       5,200      384,467
  Television Francaise................      19,700      612,863
  TotalFinaElf S.A....................       3,937      607,931
                                                    -----------
                                                      4,891,433
                                                    -----------
GERMANY -- 1.3%
  E.On AG.............................      13,900      704,542
  Munchener
    Ruckversicherung-Gesellschaft
    AG................................       1,400      348,088
                                                    -----------
                                                      1,052,630
                                                    -----------
IRELAND -- 0.8%
  Bank of Ireland*....................      60,200      651,754
                                                    -----------
ITALY -- 2.5%
  ENI SpA.............................      39,300      575,993
  Luxottica Group SpA -- ADR..........      22,300      432,174
  R.A.S. SpA..........................      44,100      577,093
  UniCredito Italiano SpA.............      93,000      404,043
                                                    -----------
                                                      1,989,303
                                                    -----------
JAPAN -- 7.6%
  Eisai Co., Ltd......................      11,000      271,400
  Fanuc, Ltd..........................      15,600      856,891
  Nissan Motor Co., Ltd...............     154,000    1,113,155
  Shin-Etsu Chemical Co., Ltd.........      26,600    1,125,937
  SMC Corp............................       6,000      708,492
  Sony Corp.-Spon. -- ADR.............      15,000      775,500
                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

JAPAN (CONTINUED)
  Takeda Chemical Industries, Ltd.....      11,000  $   445,694
  Tokyo Electron, Ltd.................       9,400      653,216
                                                    -----------
                                                      5,950,285
                                                    -----------
LUXEMBOURG -- 1.5%
  Arcelor*............................      87,100    1,192,981
                                                    -----------
MEXICO -- 0.6%
  America Movil S.A. -- Ser. L --
    ADR...............................      21,800      432,948
                                                    -----------
NETHERLANDS -- 2.2%
  ASM Lithography Holding N.V.*.......      19,600      497,252
  ASML Holding NV*....................      18,400      463,907
  DSM NV..............................      18,700      766,752
                                                    -----------
                                                      1,727,911
                                                    -----------
NORWAY -- 0.6%
  Frontline, Ltd......................      43,700      499,757
                                                    -----------
RUSSIAN FEDERATION -- 0.2%
  Surgutneftegaz -- ADR...............      10,200      185,793
                                                    -----------
SINGAPORE -- 0.7%
  United Overseas Bank, Ltd...........      70,000      577,053
                                                    -----------
SOUTH KOREA -- 0.9%
  Kookmin Bank........................       1,405       58,764
  Samsung Electronics Co., Ltd........       2,290      616,960
                                                    -----------
                                                        675,724
                                                    -----------
SPAIN -- 1.0%
  Acciona S.A.........................      10,100      370,072
  Banco Bilbao Vizcaya Argentaria
    S.A...............................      32,801      390,603
                                                    -----------
                                                        760,675
                                                    -----------
SWITZERLAND -- 2.4%
  Alcan, Inc..........................      11,900      471,597
  Converium Holding AG -- ADR*........      24,800      647,528
  Credit Suisse Group*................      20,300      769,488
                                                    -----------
                                                      1,888,613
                                                    -----------
TAIWAN -- 1.2%
  Royal Caribbean Cruises, Ltd........      42,200      951,610
                                                    -----------
UNITED KINGDOM -- 6.4%
  BHP Billiton, Ltd...................      71,400      406,949
  BP Amoco PLC........................      91,600      815,240
  British Sky Broadcasting Group
    PLC*..............................      33,700      399,267
  Centrica PLC........................     233,200      755,475
  Great Univeral Stores PLC...........      38,800      386,758
  Man Group PLC.......................      11,200      190,588
  Marks & Spencer Group PLC...........      38,047      208,724
  Royal Bank of Scotland Group PLC....      29,300      754,355
  Tesco PLC...........................      93,100      319,504
  WPP Group PLC.......................      69,300      791,439
                                                    -----------
                                                      5,028,299
                                                    -----------
UNITED STATES -- 49.2%
  American Express Co.................      34,400    1,409,024

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
UNITED STATES (CONTINUED)
  AmerisourceBergen Corp. Cl. A*......      12,300  $   840,090
  Amgen, Inc.*........................      22,000    1,312,960
  Anheuser Busch, Inc.................      30,300    1,581,660
  Anthem, Inc.*.......................      12,400      713,868
  Bank of America Corp................      12,600      857,052
  BJ Services Co.*....................      13,400      461,898
  Brocade Communications
    Systems, Inc.*....................      41,100    1,109,700
  CDW Computer Centers, Inc.*.........      15,300      770,202
  Cendant Corp.*......................      78,000    1,497,600
  Cisco Systems, Inc.*................      46,500      787,245
  Citigroup, Inc......................      15,600      772,512
  Clear Channel
    Communications, Inc.*.............      24,200    1,244,122
  Cummins, Inc........................      11,900      562,037
  Dell Computer Corp.*................      30,900      806,799
  Delphi Corp.........................      43,800      700,362
  eBay, Inc.*.........................       7,200      407,808
  Fedex Corp.*........................      16,000      929,600
  General Electric Co.................      13,900      520,555
  Georgia-Pacific Corp................      30,500      913,475
  Gilead Sciences, Inc.*..............      17,000      611,830
  GlobalSantaFe Corp..................      24,700      807,690
  Guidant Corp.*......................      18,000      779,760
  IDEC Pharmaceuticals Corp.*.........      18,800    1,208,840
  Intel Corp..........................      24,000      729,840
  Johnson & Johnson...................       7,000      454,650
  KLA -- Tencor Corp.*................      23,000    1,529,500
  Manpower, Inc.......................      15,200      590,976
  MGM Mirage, Inc.*...................      36,600    1,326,018
  Michaels Stores, Inc.*..............      24,600      929,880
  Micron Technology, Inc.*............      30,100      990,290
  Nabors Industries, Inc.*............      22,800      963,300
  Neiman Marcus Group, Inc. Cl. A*....      11,100      382,395
  Nike, Inc. Cl. B....................      21,800    1,308,218
  Noble Drilling Corp.*...............      12,700      525,653
  Northrop Grunman Corp...............       6,600      746,130
  Smurfit-Stone Container Corp.*......      23,900      409,646
  Teradyne, Inc.*.....................      40,100    1,581,143
  Travelers Property Casualty Corp.
    Cl. A*............................      36,200      724,000
  Wachovia Corp.......................      20,600      763,848
  Wal-Mart Stores, Inc................      22,900    1,403,541
  Walt Disney Co......................      16,600      383,128
  Weatherford International, Inc.*....      11,200      533,456
  Wyeth...............................       9,800      643,370
                                                    -----------
                                                     38,525,671
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $66,343,036).............................   72,745,370
                                                    -----------
                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

EQUITY-LINKED SECURITIES -- 2.6%
---------------------------------------------------------------
INDIA -- 0.6%
  Merrill Lynch Infosys Technologies,
    Ltd. -- Wts 10/11/02..............       6,000  $   459,480
                                                    -----------
MALAYSIA -- 0.9%
  Credit Suisse FB Taiwan
    Semiconductor Manufacturing Co.,
    Ltd -- Wts 01/26/04...............     477,000      720,270
                                                    -----------
TAIWAN -- 1.1%
  Credit Suisse FB United
    Microelectronics Corp. -- Wts
    01/26/04..........................     310,000      840,100
                                                    -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $1,659,410)..............................    2,019,850
                                                    -----------
---------------------------------------------------------------
PREFERRED STOCK -- 1.2%
---------------------------------------------------------------
BRAZIL -- 0.4%
  Banco Bradesco S.A..................  45,300,000      274,841
                                                    -----------
SOUTH KOREA -- 0.8%
  Samsung Electronics Co., Ltd........       4,810      652,474
                                                    -----------
TOTAL PREFERRED STOCK
  (Cost: $894,448)................................      927,315
                                                    -----------

                                        PRINCIPAL
                                          AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 4.7%
---------------------------------------------------------------
  JP Morgan Chase
    1.150%, 04/01/02
    (Cost: $3,717,692)................  $3,717,692    3,717,692
                                                    -----------

TOTAL INVESTMENTS -- 101.3%
  (Cost: $72,614,586).............................    79,410,227
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)...    (1,035,280)
                                                     -----------
NET ASSETS -- 100.0%..............................   $78,374,947
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        1.8%
Aerospace/Defense...............        0.9
Aerospace/Defense --
  Equipment.....................        1.0
Airlines........................        1.0
Applications Software...........        0.6
Athletic Footwear...............        1.7
Audio/Video Products............        1.0
Auto/Truck Parts & Equipment --
  Replacement...................        0.9
Auto -- Cars/Light Trucks.......        1.4
Beverages -- Wine/Spirits.......        2.0
Brewery.........................        0.6
Broadcast Services/Program......        1.6
Building -- Heavy
  Construction..................        0.5
Cable TV........................        0.5
Casino Hotels...................        1.7
Cellular Telecommunications.....        0.6
Chemicals -- Diversified........        2.4
Commercial Banks Non-US.........        2.0
Computers.......................        1.0
Computers -- Integrated
  Systems.......................        1.4
Containers -- Paper/Plastic.....        0.5
Cosmetics & Toiletries..........        0.5
Cruise Lines....................        1.2
Diversified Financial
  Services......................        1.0
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        0.5
Diversified
  Operations/Commercial
  Services......................        1.9
E-Commerce/Services.............        0.5
Electric-Integrated.............        0.9
Electronic Components --
  Miscellaneous.................        1.1
Electronic Components --
  Semiconductors................        3.8
Engines -- Internal
  Combustion....................        0.7
Enterprise Software/Services....        0.5
Finance -- Credit Card..........        1.8
Finance -- Other Services.......        0.2
Food -- Retail..................        1.3
Gas -- Distribution.............        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Hotels & Motels.................        1.0%
Human Resources.................        0.7
Machinery -- Electrical.........        0.9
Medical Instruments.............        1.0
Medical Products................        0.6
Medical --
  Biomedical/Genetics...........        3.2
Medical -- Drugs................        1.7
Medical -- HMO..................        0.9
Medical -- Wholesale Drug
  Distributors..................        1.1
Metal -- Aluminum...............        0.6
Money Center Banks..............        4.2
Multi-line Insurance............        1.6
Multimedia......................        0.5
Networking Products.............        1.0
Oil Companies -- Integrated.....        4.5
Oil & Gas Drilling..............        2.9
Oil -- Field Services...........        1.3
Optical Supplies................        0.6
Paper & Related Products........        1.9
Property/Casualty Insurance.....        0.9
Reinsurance.....................        1.3
Retail -- Arts & Crafts.........        1.2
Retail -- Catalog Shopping......        0.5
Retail -- Computer Equipment....        1.0
Retail -- Discount..............        1.8
Retail -- Major Department
  Stores........................        0.3
Retail -- Regional Department
  Stores........................        0.5
Semiconductor Components --
  Integrated Circuits...........        2.0
Semiconductor Equipment.........        6.0
Steel -- Producers..............        1.5
Steel -- Specialty..............        0.6
Super -- Regional Banks-US......        2.1
Telecommunications Equipment....        0.6
Television......................        0.8
Therapeutics....................        0.8
Transport -- Marine.............        0.6
Transport -- Services...........        1.2
Time Deposit....................        4.7
Liabilities in excess of other
  assets........................       (1.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL SELECT FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer and Lead Portfolio Manager; PEDRO V. MARCAL, JR., Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

  MARKET OVERVIEW: During the fiscal year ended March 31, 2002, global equity markets posted mixed results.

  The investment climate was characterized by a slowdown in global GDP, led by the United States. As world economies weakened, so did corporate profit growth and stock prices. Technology and telecommunications companies suffered the brunt of the decline, as capital spending remained soft. Difficult economic and investment conditions were accentuated by the terrorist attacks.

  Monetary policy was highly accommodative as central banks worldwide lowered interest rates in an effort to stimulate growth. Near the end of the period, investors were encouraged by positive economic news emanating from around the globe.

  During the period, broad US indices were flat to slightly higher, concealing underlying month-to-month volatility. Overseas, stock prices in developed countries fell, led by weakness in Japan.

  On a positive note, emerging markets registered double-digit gains. Emerging market equities generally respond favorably to easy monetary policy and are most leveraged to an economic recovery. Small-cap stocks, which also tend to do well during easing cycles, outperformed large caps this period.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 6.3%, outperforming the MSCI All Country Word Index Free, which was down 3.1%. On an annualized basis, the Fund rose 12.6% during the three years ended March 31, 2002, versus the MSCI All Country World Index Free, which fell 3.8%.

  PORTFOLIO SPECIFICS: The Fund's strong performance versus its benchmark this period was largely attributable to stock selection in the United States and Taiwan and among retail and technology companies.

  Examples of some of the Fund's best-performing holdings were US-based Ticketmaster, an online ticketing service and United Microelectronics, a global semiconductor manufacturer located in Taiwan.

  Based on our company-by-company analysis, at March 31, 2002, the Fund was underweight in financial services stocks and overweight in the transportation sector. The Fund was also overweight in consumer services as we expect select companies in the broadcasting, publishing and hotel industries to perform well as the economy recovers.

  MARKET OUTLOOK: We remain optimistic in our outlook for the global equity markets due to:

  - Ongoing benefits of low interest rates

  - Expectations economies will continue to improve

  - Likelihood that corporate earnings have bottomed and are poised for a rebound

  Recently, the market has become more sensitive to earnings reports, rewarding stocks that are beating expectations -- and punishing those that are not. This type of environment is especially conducive to our research-intensive, bottom-up investment process.

--------------------------------------------------------------------------------

GLOBAL SELECT FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND INSTITUTIONAL SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
   6.30%                                   21.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL SELECT FUND   MSCI ALL COUNTRY
         INSTITUTIONAL SHARES  WORLD FREE INDEX
9/30/97              $250,000          $250,000
10/97                $235,000          $235,125
11/97                $236,200          $238,722
12/97                $247,000          $241,850
1/98                 $255,800          $247,170
2/98                 $275,000          $264,077
3/98                 $296,200          $275,353
4/98                 $310,400          $277,941
5/98                 $311,200          $272,660
6/98                 $325,800          $277,568
7/98                 $334,000          $277,651
8/98                 $277,000          $238,753
9/98                 $286,800          $243,504
10/98                $298,200          $265,736
11/98                $319,687          $281,866
12/98                $361,061          $294,944
1/99                 $397,187          $300,961
2/99                 $377,610          $293,407
3/99                 $413,333          $306,610
4/99                 $428,469          $319,856
5/99                 $414,745          $308,565
6/99                 $463,385          $323,932
7/99                 $473,678          $322,603
8/99                 $491,842          $322,216
9/99                 $507,786          $318,736
10/99                $557,636          $334,864
11/99                $652,092          $345,279
12/99                $828,075          $374,040
1/00                 $772,143          $353,880
2/00                 $903,653          $355,083
3/00                 $870,639          $378,412
4/00                 $805,975          $361,421
5/00                 $766,140          $352,024
6/00                 $816,070          $363,958
7/00                 $792,060          $353,257
8/00                 $854,814          $364,244
9/00                 $789,332          $344,247
10/00                $724,941          $337,499
11/00                $659,497          $316,575
12/00                $702,601          $321,861
1/01                 $693,118          $330,004
2/01                 $596,133          $302,251
3/01                 $554,322          $281,910
4/01                 $615,099          $302,433
5/01                 $601,737          $299,076
6/01                 $594,840          $289,924
7/01                 $578,030          $285,343
8/01                 $533,201          $272,217
9/01                 $472,855          $247,364
10/01                $489,235          $252,608
11/01                $536,218          $268,143
12/01                $559,495          $270,664
1/02                 $553,891          $263,248
2/02                 $552,598          $261,326
3/31/02              $589,237          $273,138

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACW Free Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

GLOBAL SELECT FUND

                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 96.6%
------------------------------------------------------------------
BRAZIL -- 2.5%
  Banco Bradesco S.A. -- ADR............        2,900  $    87,754
  Companhia Siderurgica Nacional S.A....   26,500,000      478,802
  Petroleo Brasileiro S.A...............       18,300      484,401
                                                       -----------
                                                         1,050,957
                                                       -----------
CANADA -- 2.1%
  Cott Corp.*...........................       20,400      385,356
  Molson, Inc. Cl. A....................       21,600      472,779
                                                       -----------
                                                           858,135
                                                       -----------
CHILE -- 1.0%
  Cia de Telecomunicaciones de Chile,
    S.A. -- ADR*........................       27,700      414,669
                                                       -----------
FRANCE -- 5.6%
  Axa...................................       14,600      329,507
  BNP Paribas S.A.......................        4,100      207,099
  Business Objects S.A.- ADR*...........        9,200      404,432
  European Aeronautic Defence & Space
    Co..................................       28,800      406,022
  Havas Advertising S.A.................       34,000      306,404
  Sanofi -- Synthelabo S.A..............        5,300      340,306
  Television Francaise (T.F.1)..........       10,600      329,764
                                                       -----------
                                                         2,323,534
                                                       -----------
HONG KONG -- 2.3%
  Cathay Pacific Airways, Ltd...........      148,000      224,853
  China Merchants Holdings International
    Co., Ltd............................      592,000      466,784
  Fountain Set Holdings, Ltd............      982,000      248,026
                                                       -----------
                                                           939,663
                                                       -----------
JAPAN -- 4.4%
  Fuji Photo Film Co., Ltd. -- ADR......       12,800      404,480
  Nissan Motor Co., Ltd.................       64,000      462,610
  SMC Corp..............................        3,000      354,246
  Sony Corp. S.A........................       11,800      610,060
                                                       -----------
                                                         1,831,396
                                                       -----------
KOREA -- 2.0%
  Kookmin Bank..........................          564       23,590
  Samsung Electronics Co., Ltd. -- GDR
    144A................................        5,900      809,185
                                                       -----------
                                                           832,775
                                                       -----------
LUXEMBOURG -- 1.4%
  Arcelor*..............................       41,000      561,564
                                                       -----------
NETHERLANDS -- 2.7%
  ASML Holding NV*......................       16,600      418,525
  Chicago Bridge & Iron Co.-NV Shr......       11,100      329,892
  DSM NV................................        8,800      360,825
                                                       -----------
                                                         1,109,242
                                                       -----------
NORWAY -- 1.0%
  Frontline, Ltd........................       35,200      402,550
                                                       -----------
                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.3%
  Surgutneftegaz -- ADR.................        6,000  $   109,290
                                                       -----------
SINGAPORE -- 0.9%
  DBS Group Holdings, Ltd...............       47,000      377,254
                                                       -----------
SPAIN -- 1.0%
  Banco Bilbao Vizcaya Argentaria
    S.A.................................       33,476      398,641
                                                       -----------
SWITZERLAND -- 3.9%
  Alcan, Inc............................       10,700      424,041
  Converium Holding AG -- ADR*..........       21,200      553,532
  Credit Suisse Group*..................       16,700      633,027
                                                       -----------
                                                         1,610,600
                                                       -----------
TAIWAN -- 3.6%
  Royal Caribbean Cruises, Ltd..........       20,800      469,040
  Siliconware Precision Industries
    Co.*................................      530,000      529,977
  United Microelectronics Corp. --
    ADR*................................       45,900      488,835
                                                       -----------
                                                         1,487,852
                                                       -----------
THAILAND -- 0.4%
  Bangkok Bank Public Co.-Nvdr*.........      134,863      156,493
                                                       -----------
UNITED KINGDOM -- 5.1%
  British Airways PLC...................       86,800      301,592
  British Sky Broadcasting Group PLC*...       19,900      235,769
  Egg PLC*..............................      112,800      258,610
  Great Univeral Stores PLC.............       30,300      302,030
  Royal Bank of Scotland Group PLC......       15,000      386,189
  WPP Group PLC.........................       53,800      614,422
                                                       -----------
                                                         2,098,612
                                                       -----------
UNITED STATES -- 56.4%
  Affiliated Computer Services, Inc. Cl.
    A*..................................        5,600      314,328
  American Express Co...................       21,300      872,448
  AmerisourceBergen Corp. Cl. A*........        5,900      402,970
  Anthem, Inc.*.........................        6,400      368,448
  Apache Corp...........................        7,380      419,774
  Bank of America Corp..................        6,200      421,724
  Baxter International, Inc.............        7,400      440,448
  CACI International, Inc. Cl. A*.......       11,900      417,809
  CDW Computer Centers, Inc.*...........        4,200      211,428
  Cendant Corp.*........................       38,800      744,960
  Cisco Systems, Inc.*..................       29,300      496,049
  Citigroup, Inc........................        8,300      411,016
  Compuware Corp.*......................       43,700      564,167
  CSX Corp..............................       10,000      381,100
  Cummins, Inc..........................        6,600      311,718
  Dell Computer Corp.*..................       13,800      360,318
  Delphi Automotive Systems Corp........       26,200      418,938
  eBay, Inc.*...........................        6,400      362,496
  EMCOR Group, Inc.*....................        8,100      469,800
  Fedex Corp.*..........................        7,200      418,320
  Forest Laboratories, Inc. Cl. A.*.....        4,900      400,330
  General Electric Co...................        7,400      277,130
  Gilead Sciences, Inc.*................       16,100      579,439
  GlobalSantaFe Corp....................       20,300      663,810
  Guidant Corp.*........................        6,700      290,244
  Hispanic Broadcasting Corp.*..........       17,100      497,952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK (Continued)
------------------------------------------------------------------
UNITED STATES (CONTINUED)
  Hot Topic, Inc.*......................       16,500  $   344,850
  IDEC Pharmaceuticals Corp.*...........        9,000      578,700
  Intel Corp............................       18,500      562,585
  Jones Apparel Group Inc.*.............       12,000      419,400
  KLA -Tencor Corp.*....................       13,400      891,100
  Kraft Foods, Inc. Cl. A...............       15,300      591,345
  Manpower, Inc.........................       11,000      427,680
  MGM Mirage, Inc.*.....................       11,200      405,776
  Nabors Industries, Inc.*..............       15,400      650,650
  Neiman Marcus Group, Inc. Cl. A*......       11,000      378,950
  Nike, Inc. Cl. B......................        4,800      288,048
  Northrop Grunman Corp.................        3,400      384,370
  RF Micro Devices, Inc.*...............       20,000      358,000
  Smith International, Inc.*............        6,000      406,500
  Smurfit-Stone Container Corp.*........       12,400      212,536
  Starwood Hotels & Resorts
    Worldwide, Inc......................        8,000      300,880
  Steiner Leisure, Ltd.*................       20,500      441,980
  Teradyne, Inc.*.......................       18,300      721,569
  Ticketmaster Cl. B*...................       17,200      508,776
  Travelers Property Casualty Corp. Cl.
    A*..................................       22,300      446,000
  USA Networks, Inc.*...................       13,900      441,603
  Wachovia Corp.........................       11,600      430,128
  Wal-Mart Stores, Inc..................        6,800      416,772
  Walt Disney Co........................       11,900      274,652
  Weatherford International, Inc.*......        9,600      457,248
  Wyeth.................................        5,900      387,335
                                                       -----------
                                                        23,244,597
                                                       -----------
TOTAL COMMON STOCK
  (Cost: $35,809,326)................................   39,807,824
                                                       -----------
                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------

PREFERRED STOCK -- 0.3%
------------------------------------------------------------------
BRAZIL -- 0.3%
  Banco Bradesco S.A.
    (Cost: $128,776)....................   25,100,000  $   152,285
                                                       -----------
------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 2.5%
------------------------------------------------------------------
TAIWAN -- 2.1%
  Credit Suisse FB Taiwan Semiconductor
    Manufacturing Co., Ltd --
    01/26/04............................      278,000      419,780
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04............................      159,000      430,890
                                                       -----------
                                                           850,670
                                                       -----------
UNITED KINGDOM -- 0.4%
  UBS Unit Accton Technology Corp. --
    12/20/02............................       65,000      178,100
                                                       -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $877,226)...................................
                                                         1,028,770
                                                       -----------

TOTAL INVESTMENTS -- 99.4%
  (Cost: $36,815,328).............................    40,988,879
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%.....       230,178
                                                     -----------
NET ASSETS -- 100.0%..............................   $41,219,057
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
GLOBAL SELECT FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        2.2%
Aerospace/Defense...............        0.9
Aerospace/Defense --
  Equipment.....................        1.0
Airlines........................        1.3
Apparel Manufacturers...........        1.0
Applications Software...........        1.4
Athletic Footwear...............        0.7
Audio/Video Products............        1.5
Auto/Truck Parts & Equipment --
  Replacement...................        1.0
Auto -- Cars/Light Trucks.......        1.1
Beverages -- non-Alcoholic......        0.9
Brewery.........................        1.2
Building -- Heavy
  Construction..................        0.8
Cable TV........................        1.6
Casino Hotels...................        1.0
Chemicals -- Diversified........        0.9
Coatings/Paint..................        1.1
Commercial Banks Non-US.........        1.0
Commercial Services.............        1.1
Computer Services...............        1.8
Computers.......................        0.9
Containers -- Paper/Plastic.....        0.5
Cruise Lines....................        1.1
Diversified Financial
  Services......................        1.0
Diversified Manufacturing
  Operations....................        0.7
Diversified
  Operations/Commercial
  Services......................        1.8
E-Commerce/Services.............        2.1
Electronic Components --
  Semiconductors................        3.3
Engineering/R&D Services........        1.1
Engines -- Internal
  Combustion....................        0.8
Enterprise Software/Services....        1.0
Finance -- Credit Card..........        2.1
Food --
  Miscellaneous/Diversified.....        1.4
Hotels & Motels.................        0.7
Human Resources.................        1.0
Internet Financial Services.....        0.6
Machinery -- Electrical.........        0.9
Medical Instruments.............        0.7
Medical Products................        1.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical --
  Biomedical/Genetics...........        1.4%
Medical -- Drugs................        2.7
Medical -- HMO..................        0.9
Medical -- Wholesale Drug
  Distributors..................        1.0
Metal -- Aluminum...............        1.0
Money Center Banks..............        4.9
Multi-line Insurance............        0.8
Multimedia......................        0.7
Networking Products.............        1.6
Oil Companies -- Exploration &
  Production....................        1.0
Oil Companies -- Integrated.....        1.5
Oil Field Machinery &
  Equipment.....................        1.0
Oil & Gas Drilling..............        3.2
Oil -- Field Services...........        1.1
Photo Equipment & Supplies......        1.0
Property/Casualty Insurance.....        1.1
Radio...........................        1.2
Reinsurance.....................        1.3
Retail -- Apparel/Shoe..........        0.8
Retail -- Catalog Shopping......        0.7
Retail -- Computer Equipment....        0.5
Retail -- Discount..............        1.0
Retail -- Regional Department
  Stores........................        0.9
Semiconductor Components --
  Integrated Circuits...........        3.3
Semiconductor Equipment.........        6.2
Steel -- Producers..............        1.4
Steel -- Specialty..............        1.2
Super-Regional Banks -- US......        2.1
Telephone -- Integrated.........        1.0
Television......................        0.8
Textile -- Products.............        0.6
Therapeutics....................        1.4
Transport -- Marine.............        1.0
Transport -- Rail...............        0.9
Transport -- Services...........        1.0
Wireless Equipment..............        0.9
Other assets in excess of
  liabilities...................        0.6
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; JOHN MAZUR, Investment Analyst; KARL RICHTENBURG, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Global Technology Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in technology and technology-related industries worldwide.

  MARKET OVERVIEW: After peaking in March 2000, prices of technology stocks continued to slide during the fiscal year ended March 31, 2002. Losses were not nearly as severe as those of the prior 12 months, however. This period's decline was largely due to:

  - Overcapacity stemming from unusually high levels of technology-related spending in the late 1990s

  - Cyclical downturn in global economic activity resulting in soft end-market demand

  The terrorist strikes worsened an already difficult climate, sending stock prices lower and prompting companies to make deep cuts to profit forecasts. In the months that followed, investors realized business had not come to a standstill, and that technology companies were still receiving orders. As investor confidence rose, the sector recouped its post-September 11 losses. Later in the fiscal year, selling pressure resumed as technology spending remained weak, despite signs of a pickup in global economic activity. In the past, technology recoveries have typically trailed the rest of the economy by one or two quarters.

  PERFORMANCE: The Fund lost 11.6% during the fiscal year ended March 31, 2002 versus a 6.5% drop in the Merrill Lynch Global Technology 100 Index. Since its July 31, 1998 inception, the Fund gained 40.2%, annualized, versus the Merrill Lynch Global Technology 100 Index, which rose 7.4%.

  PORTFOLIO SPECIFICS: The Fund's underperformance was concentrated in the first half of the fiscal year and was mainly due to holdings in the software and telecommunications equipment industries. In the difficult environment, corporations cut information technology and capital spending more severely than we had anticipated. The Fund outperformed its benchmark during the second half of the fiscal year.

  Several of the Fund's holdings posted strong price gains this period, most notably in the semiconductor industry. For example, shares of United Microelectronics, a Taiwan-based semiconductor foundry climbed higher. The company saw an increase in orders across its major product lines, including the PC and digital consumer markets.

  We selectively added to holdings in South Korea and Taiwan this period. Companies in these countries are major suppliers of components to US technology firms and should be early beneficiaries of a recovery in technology-related spending.

  MARKET OUTLOOK: We believe technology is poised for a rebound. Companies are shedding excess inventories. The upturn in global economic activity should translate into increased technology-related spending over the next few months. Because many technology companies have cut costs in response to difficult conditions, more robust demand should lead to wider operating margins. As the economy and margins improve, earnings should be revised upward and earnings multiples should expand.

  Against this positive backdrop, we are confident our research-intensive approach and global perspective will lead us to technology stocks with exceptional price appreciation potential.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH GLOBAL TECHNOLOGY 100 INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
  -11.59%                                  40.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Global Technology      Merrill Lynch
         Fund Institutional  Global Technology
                     Shares          100 Index
7/31/98            $250,000           $250,000
8/98               $205,800           $193,370
9/98               $236,000           $225,062
10/98              $244,000           $248,156
11/98              $361,400           $281,810
12/98              $454,200           $333,723
1/99               $638,200           $379,246
2/99               $668,000           $335,469
3/99               $893,000           $371,289
4/99               $980,800           $387,993
5/99               $940,000           $396,688
6/99             $1,097,800           $450,380
7/99             $1,154,200           $439,980
8/99             $1,292,000           $463,921
9/99             $1,364,800           $476,776
10/99            $1,609,600           $523,735
11/99            $2,008,791           $631,687
12/99            $2,696,740           $776,543
1/00             $2,702,523           $763,613
2/00             $3,705,299           $994,453
3/00             $3,212,817           $947,998
4/00             $2,759,196           $853,160
5/00             $2,429,795           $745,602
6/00             $2,953,275           $848,269
7/00             $2,789,731           $789,623
8/00             $3,227,159           $929,343
9/00             $2,917,651           $816,298
10/00            $2,419,617           $730,562
11/00            $1,706,756           $524,668
12/00            $1,715,963           $495,763
1/01             $1,828,197           $581,105
2/01             $1,191,616           $413,026
3/01               $976,354           $347,103
4/01             $1,202,577           $424,050
5/01             $1,104,371           $399,134
6/01             $1,061,845           $400,763
7/01               $966,270           $364,322
8/01               $839,568           $319,692
9/01               $609,399           $236,828
10/01              $727,772           $281,683
11/01              $832,115           $334,978
12/01              $870,695           $334,375
1/02               $867,188           $336,214
2/02               $761,968           $290,589
3/31/02            $863,242           $324,385

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch Global Technology 100 Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch Global Technology Index tracks the performance of the 100th largest securities in the global technology sector.

The index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 83.7%
------------------------------------------------------------------
FRANCE -- 3.3%
  Business Objects S.A.*................       17,700  $   768,213
  Business Objects S.A. -- ADR*.........       13,500      593,460
  Silicon-On-Insulator Technologies*....       25,800      540,415
                                                       -----------
                                                         1,902,088
                                                       -----------
GERMANY -- 1.7%
  SAP AG -- ADR.........................       26,400      982,080
                                                       -----------
ISRAEL -- 1.2%
  Check Point Software Technologies,
    Ltd.*...............................       23,900      726,560
                                                       -----------
NETHERLANDS -- 1.4%
  ASM Lithography Holding N.V.*.........       31,200      791,544
                                                       -----------
SINGAPORE -- 1.9%
  Chartered Semiconductor*..............      234,000      619,313
  Flextronics International, Ltd.*......       25,300      461,725
                                                       -----------
                                                         1,081,038
                                                       -----------
SOUTH KOREA -- 6.4%
  Fine DNC Co., Ltd.....................       43,181    1,026,686
  Humax Co., Ltd........................       19,450      876,529
  Samsung Electro Mechanics Co., Ltd....        8,410      488,014
  Samsung Electronics Co., Ltd..........        9,500    1,288,669
                                                       -----------
                                                         3,679,898
                                                       -----------
SWITZERLAND -- 2.2%
  Logitech International S.A.*..........       27,600    1,307,956
                                                       -----------
UNITED STATES -- 65.6%
  Advanced Micro Devices*...............       37,600      553,096
  Amazon.Com, Inc.*.....................       26,600      380,380
  Amkor Technology, Inc.*...............       36,400      812,084
  Anteon International Corp.*...........       21,600      449,280
  Applied Films Corp.*..................       18,100      445,260
  Applied Materials, Inc.*..............       18,900    1,025,703
  BMC Software, Inc.*...................       28,900      562,105
  Brocade Communications
    Systems, Inc.*......................       22,000      594,000
  Brooks Automation, Inc.*..............       13,200      599,808
  Cirrus Logic, Inc.*...................       33,900      639,693
  Cisco Systems, Inc.*..................       51,800      876,974
  Compaq Computer Corp..................       63,500      663,575
  Compuware Corp.*......................       51,300      662,283
  Cymer, Inc.*..........................        9,500      471,770
  Dell Computer Corp.*..................       28,900      754,579
  Digital River, Inc.*..................       34,000      503,540
  DuPont Photomasks, Inc.*..............       13,100      681,200
  eBay, Inc.*...........................        9,700      549,408
  Elite Information Group, Inc.*........       40,900      461,761
  ESS Technology, Inc.*.................       42,600      883,524
  F5 Networks, Inc.*....................       40,300      936,572
  Gemstar -- TV Guide
    International, Inc.*................       22,100      326,859
  Genesis Microchip, Inc.*..............       33,600      873,600
  Globespan Virata, Inc.*...............       34,500      514,740
  HPL Technologies, Inc.*...............       39,100      644,368
  I2 Technologies, Inc.*................       80,900      409,354
  Integrated Circuit Systems, Inc.*.....       41,100      838,440
  J.D. Edwards & Co.*...................       35,300      636,812
  JDA Software Group, Inc.*.............       21,600      688,608
  KLA -Tencor Corp.*....................        9,700      645,050
  Kulicke & Soffa Industries, Inc.*.....       30,300      630,543
  LAM Research Corp.*...................       25,500      747,660
  LSI Logic Corp.*......................       41,700      708,900
  Macrovision Corp.*....................       29,800      794,170
  Manugistics Group, Inc.*..............       34,000      730,320
  Microchip Technology, Inc.*...........       13,000      543,790
  Micron Technology, Inc.*..............       18,200      598,780
  MIPS Technologies, Inc. Cl. A*........       50,900      374,624
  Newport Corp..........................       26,200      626,180
  Nortel Networks Corp..................       75,900      340,791
  Oak Technology, Inc.*.................       39,500      587,760
                                            NUMBER
                                           OF SHARES      VALUE
------------------------------------------------------------------

UNITED STATES (CONTINUED)
  Oracle Corp.*.........................       39,400  $   504,320
  PeopleSoft, Inc.*.....................       18,300      668,499
  Photon Dynamics, Inc.*................       16,900      860,041
  Photronics, Inc.*.....................       25,800      870,234
  Planar Systems, Inc.*.................       34,300      900,375
  Precise Software Solutions, Ltd.*.....       25,200      586,908
  RF Micro Devices, Inc.*...............       33,600      601,440
  Roxio, Inc.*..........................       43,100      977,939
  Safeguard Scientifics, Inc.*..........      138,300      416,283
  Secure Computing Corp.*...............       30,300      594,183
  Siebel Systems, Inc.*.................       21,200      691,332
  Silicon Laboratories, Inc.*...........       17,100      604,143
  SonicWall, Inc.*......................       52,900      689,816
  Sun Microsystems, Inc.*...............       45,000      396,900
  SunGard Data Systems, Inc.*...........       18,700      616,539
  TIBCO Software, Inc.*.................       51,600      606,816
  webMethods, Inc.*.....................       26,200      451,426
  Xerox Corp............................       52,200      561,150
  Xilinx, Inc.*.........................       13,400      534,124
                                                       -----------
                                                        37,900,412
                                                       -----------
TOTAL COMMON STOCK                                      48,371,576
  (Cost: $44,418,565)................................
                                                       -----------
------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 10.8%
------------------------------------------------------------------
INDIA -- 0.9%
  Credit Suisse FB Infosys
    Technologies, Ltd. -- 04/30/04......        6,800      520,744
                                                       -----------
SWITZERLAND -- 1.0%
  UBS Faraday Technology -- 03/06/03....      107,000      587,430
                                                       -----------
TAIWAN -- 4.3%
  Credit Suisse FB Taiwan Semiconductor
    Manufacturing Co., Ltd --
    01/26/04............................      688,000    1,038,880
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04............................      285,347      773,291
  Yageo Corp. -- 10/11/02*..............      757,000      673,730
                                                       -----------
                                                         2,485,901
                                                       -----------
UNITED KINGDOM -- 3.3%
  UBS Accton Technology Corp. --
    12/20/02............................      286,000      783,640
  UBS AG Ambit Microsystems
    Corp. -- 08/01/02...................       93,000      414,780
  UBS Siliconware Corp..................      709,000      709,000
                                                       -----------
                                                         1,907,420
                                                       -----------
UNITED STATES -- 1.3%
  Merrill Lynch Satyam Computer
    Services -- 11/18/02................      134,227      736,906
                                                       -----------
TOTAL EQUITY-LINKED SECURITIES                           6,238,401
  (Cost: $5,338,936).................................
                                                       -----------
                                           PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 4.0%
------------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $2,323,620)..................  $ 2,323,620    2,323,620
                                                       -----------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $52,081,121).............................    56,933,597
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%.....       860,301
                                                     -----------
NET ASSETS -- 100.0%..............................   $57,793,898
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Applications Software...........        6.8%
B2B/E-Commerce..................        1.5
Commercial Banks Non-US.........        1.3
Computer Services...............        1.8
Computer Software...............        1.1
Computers.......................        3.1
Computers -- Integrated
  Systems.......................        1.0
Computers -- Peripheral
  Equipment.....................        3.0
Decision Support Software.......        1.0
E-Commerce/Products.............        0.7
E-Commerce/Services.............        1.0
Electronic Components --
  Miscellaneous.................        6.1
Electronic Components --
  Semiconductors................       19.2
E-Marketing/Information.........        0.9
Enterprise Software/Services....        9.5
Industrial
  Automation/Robotics...........        1.0
Instruments -- Controls.........        1.5
Internet Incubators.............        0.7

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Internet Infrastructure
  Software......................        2.7%
Internet Security...............        3.5
Lasers -- Systems/Components....        0.8
Miscellaneous Manufacturing.....        0.8
Motion Pictures & Services......        1.4
Multimedia......................        0.6
Networking Products.............        2.9
Office Automation & Equipment...        1.0
Semiconductor Components --
  Integrated Circuits...........        4.7
Semiconductor Equipment.........       10.7
Telecommunications Equipment....        2.1
Telecommunications Equipment
  Fiber Optics..................        1.1
Wireless Equipment..............        1.0
Time Deposit....................        4.0
Other assets in excess of
  liabilities...................        1.5
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: TRISHA C. SCHUSTER, CFA, Portfolio Manager; MONTIE L. WEISENBERGER, Investment Analyst; PETER S. MOON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Global Health Care Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in healthcare and healthcare-related industries worldwide.

  MARKET OVERVIEW: Global healthcare stocks delivered mixed returns during the fiscal year ended March 31, 2002.

  Biotech returns were flat, masking the industry's underlying volatility. Early in the period, biotech stocks rose as impressive earnings and the spring medical meeting season captured investor attention. The group lost ground after the terrorist attacks, only to recoup losses as investors rotated back into high-growth industries in anticipation of economic recovery. Finally, negative news about pending drug approvals sent stocks lower in early 2002.

  The large pharmaceutical companies delivered modest gains this period. Major drug stocks held up well in the post-September 11 selloff. However, pricing pressures, patent expirations and pipeline deficiencies dampened investor enthusiasm.

  Healthcare service companies, managed care providers and medical device firms posted solid gains this fiscal year. Healthcare services did well due to favorable volume and pricing trends and lack of imminent changes to the Medicare reimbursement system. Managed care providers enjoyed strong premium increases and enrollment growth, while medical cost inflation remained under control. Favorable demographics and strong new product cycles boosted shares of medical device companies.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 8.5%. The Nasdaq Biotechnology Index, which tracks more than 200 global biotech stocks, rose 0.8%. The Russell 3000 Healthcare Index, a barometer of a few, very large US pharmaceutical firms, advanced 3.6%.

  Since its September 1, 1999 inception through March 31, 2002, the Fund appreciated 43.5%, annualized, compared to a 4.8% gain in the Russell 3000 Healthcare Index.

  PORTFOLIO SPECIFICS: Stock selection across the full spectrum of healthcare industries drove the Fund's strong performance this period. Among the best-performing holdings were Gilead Sciences, Forest Laboratories and Anthem, all US companies. Gilead Sciences, a biotechnology firm, benefited from the successful launch of Viread, its new HIV drug. Shares of Forest Laboratories, a pharmaceutical company, climbed higher due to robust sales of Celexa, which treats depression, and a solid product pipeline. At Anthem, a managed care provider that went public last fall, strong membership enrollment drove impressive revenue gains.

  MARKET OUTLOOK: We remain excited about the investment potential of the healthcare sector. Near term, biotech stock prices should rise due to positive news flow emanating from numerous spring medical conferences. Farther out in 2002, biotech should continue to do well amid expectations for many FDA drug approvals. Upcoming patent expirations bode well for generic drug companies. Managed care and healthcare service providers are exhibiting attractive fundamentals. Finally, life science firms supporting R&D efforts should benefit from increasing R&D expenditures.

  Throughout the remainder of this year and beyond, we remain focused on identifying healthcare stocks displaying the strongest fundamentals and earnings visibility.

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 3000 HEALTHCARE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
   8.49%                                   43.46%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL HEALTH     RUSSELL 3000
                CARE           HEALTH-
         FUND INSTITUTIONAL      CARE
               SHARES           INDEX
9/30/99            $246,000      $230,546
10/99              $253,400      $253,222
11/99              $275,000      $257,444
12/99              $385,808      $241,881
1/00               $473,855      $258,101
2/00               $791,826      $245,682
3/00               $618,733      $247,226
4/00               $583,114      $261,279
5/00               $592,119      $273,740
6/00               $686,769      $297,183
7/00               $684,969      $279,703
8/00               $782,421      $289,572
9/00               $853,859      $302,201
10/00              $814,638      $308,075
11/00              $715,071      $314,268
12/00              $756,850      $324,974
1/01               $688,323      $298,298
2/01               $660,556      $296,528
3/01               $585,406      $272,348
4/01               $649,602      $284,577
5/01               $677,114      $289,897
6/01               $693,418      $281,058
7/01               $659,282      $289,189
8/01               $659,282      $280,224
9/01               $626,165      $278,963
10/01              $657,499      $279,967
11/01              $689,851      $294,050
12/01              $684,757      $286,522
1/02               $637,119      $281,021
2/02               $607,569      $279,644
3/31/02            $635,081      $282,161

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 3000 Healthcare Index over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and production, drugs, hospital supplies, medical services and miscellaneous healthcare industries.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall Fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

GLOBAL HEALTH CARE

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.8%
-----------------------------------------------------------------
BERMUDA -- 0.4%
  Xoma, Ltd.*...........................      45,400  $   389,986
                                                      -----------
FRANCE -- 2.0%
  Sanofi -- Synthelabo S.A..............      28,700    1,842,788
                                                      -----------
IRELAND -- 0.9%
  Elan Corp. PLC -- ADR*................      62,900      874,939
                                                      -----------
ISRAEL -- 0.5%
  Teva Pharmaceutical Industries, Ltd.
    -- ADR..............................       8,600      470,162
                                                      -----------
SWITZERLAND -- 2.5%
  Alcon, Inc.*..........................      13,300      450,205
  Novartis AG -- ADR....................      23,800      942,480
  Serono S.A. -- ADR....................      41,700      934,080
                                                      -----------
                                                        2,326,765
                                                      -----------
UNITED KINGDOM -- 1.0%
  Acambis PLC -- ADR*...................      10,100      463,085
  Cambridge Antibody Technology Group
    PLC*................................       9,700      197,523
  Oxford Glycosciences PLC*.............      39,400      221,617
                                                      -----------
                                                          882,225
                                                      -----------
UNITED STATES -- 90.5%
  aaiPharma, Inc.*......................      15,300      549,882
  Abgenix, Inc.*........................      85,500    1,615,095
  Affymetrix, Inc.*.....................      68,700    1,990,926
  Allergan, Inc.........................      13,600      879,240
  AmerisourceBergen Corp. Cl. A*........      14,300      976,690
  Amgen, Inc.*..........................      70,400    4,201,472
  Anthem, Inc.*.........................      16,600      955,662
  Applera Corp. -- Applied Biosystems
    Group...............................      37,500      838,125
  Applera Corp. -- Celera Genomics
    Group*..............................      22,100      454,155
  Atrix Laboratories, Inc.*.............      31,800      724,086
  Baxter International, Inc.............      59,900    3,565,248
  BioMarin Pharmaceutical, Inc.*........      19,200      201,024
  Boston Scientific Corp.*..............      40,300    1,011,127
  Cell Genesys, Inc.*...................      58,900      998,355
  Cell Therapeutics, Inc.*..............      96,800    2,403,544
  Cephalon, Inc.*.......................      43,900    2,765,700
  Cerner Corp.*.........................      18,800      896,948
  Community Health Systems, Inc.*.......      47,700    1,054,647
  Conceptus, Inc.*......................      21,300      459,015
  Cubist Pharmaceuticals, Inc.*.........      29,600      547,008
  CuraGen Corp.*........................      28,700      460,922
  CV Therapeutics, Inc.*................      23,200      839,840
  Eli Lilly & Co........................      11,800      899,160
  Enzon, Inc.*..........................      32,100    1,421,709
  Exelixis, Inc.*.......................      74,200    1,023,218
  Forest Laboratories, Inc. Cl. A.*.....      11,500      939,550
  Genentech, Inc.*......................      18,100      913,145
  Genzyme Corp-General Division*........      61,000    2,663,870
  Gilead Sciences, Inc.*................      94,600    3,404,654
  Guidant Corp.*........................      65,200    2,824,464
  Human Genome Sciences, Inc.*..........      91,600    1,995,964
  Humana, Inc.*.........................      35,000      473,550
  ICOS Corp.*...........................      39,000    1,793,610
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

UNITED STATES (CONTINUED)
  IDEC Pharmaceuticals Corp.*...........      54,300  $ 3,491,490
  ImmunoGen, Inc.*......................      37,300      412,911
  InterMune, Inc.*......................      29,100      875,037
  Interneuron Pharmaceuticals, Inc.*....      47,700      417,375
  Interpore International*..............      42,800      479,360
  Isis Pharmaceuticals, Inc.*...........      46,400      746,112
  King Pharmaceuticals, Inc.*...........      72,800    2,548,728
  Laboratory Corporation of America
    Holdings*...........................      16,200    1,552,932
  Ligand Pharmaceuticals Cl. B*.........      47,200      930,784
  Medarex, Inc.*........................      46,200      745,160
  Medimmune, Inc.*......................     101,700    3,999,861
  MGI Pharma, Inc.*.....................      16,200      222,912
  Millennium Pharmaceuticals, Inc.*.....      84,900    1,894,119
  Myriad Genetics, Inc.*................      17,700      593,127
  Neurocrine Biosciences, Inc.*.........      19,600      795,564
  NPS Pharmaceuticals, Inc.*............      16,700      544,921
  OSI Pharmaceuticals, Inc.*............      34,300    1,342,845
  Pfizer, Inc...........................      65,600    2,606,944
  Pharmacia Corp........................      21,300      960,204
  Priority Healthcare Corp. Cl. B*......      17,300      449,973
  Protein Design Labs, Inc.*............      56,400      966,132
  Respironics, Inc.*....................      16,700      541,080
  SangStat Medical Corp.*...............      18,800      504,968
  St. Jude Medical, Inc.*...............      29,300    2,260,495
  Tenet Healthcare Corp.*...............      14,000      938,280
  Transkaryotic Therapies, Inc.*........      12,400      533,820
  Tularik, Inc.*........................      38,000      624,720
  Vertex Pharmaceutical, Inc.*..........      58,200    1,621,452
  Viasys Healthcare, Inc.*..............      10,500      236,145
  Wyeth.................................      43,000    2,822,950
  Zimmer Holdings, Inc.*................      28,000      953,400
                                                      -----------
                                                       84,355,406
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $86,438,230)...............................
                                                       91,142,271
                                                      -----------
-----------------------------------------------------------------
PREFERRED STOCK -- 0.5%
-----------------------------------------------------------------
CANADA -- 0.5%
  Angiotech Pharmaceuticals, Inc.*
    (Cost: $464,653)....................      10,300      469,783
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 2.1%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $1,948,934)..................  $1,948,934    1,948,934
                                                      -----------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $88,851,817).............................    93,560,988
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...      (383,869)
                                                     -----------
NET ASSETS -- 100.0%..............................   $93,177,119
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
GLOBAL HEALTH CARE

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Drug Delivery Systems...........        0.8%
Instruments -- Scientific.......        0.9
Medical Information Systems.....        1.0
Medical Instruments.............        7.0
Medical Labs & Testing
  Services......................        1.7
Medical Products................        5.1
Medical --
  Biomedical/Genetics...........       29.6
Medical -- Drugs................       32.4
Medical -- HMO..................        1.5
Medical -- Hospitals............        2.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical -- Wholesale Drug
  Distributors..................        1.0%
Optical Supplies................        0.5
Research & Development..........        0.6
Respiratory Products............        0.6
Therapeutics....................       13.5
Time Deposit....................        2.1
Liabilities in excess of other
  assets........................       (0.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US stock markets posted losses during the 12 months ended March 31, 2002. On the country level, declines were broadly based, with notable weakness in Japan. Sector returns were mixed: materials, consumer staples and energy rose, while telecommunications and technology fell sharply.

  Losses were concentrated in the first half of the fiscal year when a global economic slowdown depressed corporate profits and equity prices. Events of September 11 worsened an already weak environment but resulted in lower interest rates and increased liquidity due to efforts of major central banks. The market responded favorably to these conditions during the second half of the period, advancing amid growing evidence that monetary easing had sparked a pickup in global economic activity. For example, retail sales in the UK grew at their fastest pace in two years, and Japanese leading indicators hit their highest mark since August 2000.

  PERFORMANCE: The Fund declined 10.6% during the fiscal year ended March 31, 2002, while the MSCI EAFE Index shed 8.5%.

  PORTFOLIO SPECIFICS: The main reason the Fund underperformed this period was its growth style, since growth stocks were out of favor. Over longer periods of time, however, we anticipate growth stocks will perform quite well. Issue selection in the producers/manufacturing sector and Germany also hurt relative returns, as did being underweight Australia, a country that performed well.

  On the plus side, stock selection in Italy and the insurance and healthcare sectors helped returns, as did an underweight in Japan. Top-performing holdings included RAS, an insurance company based in Italy; Serono, a global biotech firm located in Switzerland; and Samsung Electronics, a South Korean-based electronics manufacturer.

  MARKET OUTLOOK: We are optimistic in our outlook for international equities. Economic data points to a global economic recovery. Corporate profits are improving, and there are signs investors are again rewarding stocks that beat earnings expectations. International equities are trading at an unusually wide discount versus US stocks. Positive themes such as deregulation and corporate restructuring are playing out across Europe and Japan.

  While the European Central Bank may begin raising interest rates later this year, increases should be gradual. We remain cautious on Japan since lack of meaningful progress on structural reform could limit the prospects for economic recovery.

  Over the remainder of 2002, we are confident our focus on investing in companies poised to outpace growth expectations will benefit the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -10.62%           6.15%                   8.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH
          FUND INSTITUTIONAL SHARES  MSCI EAFE INDEX
12/27/96                   $250,000         $250,000
12/96                      $252,400         $249,475
1/97                       $274,600         $240,744
2/97                       $277,200         $244,682
3/97                       $282,600         $245,568
4/97                       $286,600         $246,871
5/97                       $313,200         $262,935
6/97                       $331,200         $277,436
7/97                       $352,400         $281,924
8/97                       $334,000         $260,869
9/97                       $358,600         $275,482
10/97                      $328,800         $254,307
11/97                      $325,131         $251,715
12/97                      $329,722         $253,910
1/98                       $341,826         $265,523
2/98                       $365,199         $282,560
3/98                       $386,902         $291,261
4/98                       $398,171         $293,566
5/98                       $407,979         $292,141
6/98                       $412,779         $294,353
7/98                       $431,143         $297,337
8/98                       $369,373         $260,500
9/98                       $351,843         $252,514
10/98                      $358,312         $278,836
11/98                      $379,862         $293,121
12/98                      $400,734         $304,685
1/99                       $416,179         $303,785
2/99                       $399,064         $296,545
3/99                       $411,796         $308,923
4/99                       $426,823         $321,440
5/99                       $410,335         $304,887
6/99                       $442,685         $316,773
7/99                       $457,296         $326,189
8/99                       $464,392         $327,380
9/99                       $471,488         $330,675
10/99                      $502,378         $343,061
11/99                      $567,497         $354,981
12/99                      $677,509         $386,841
1/00                       $629,265         $362,261
2/00                       $705,704         $372,013
3/00                       $665,814         $386,434
4/00                       $610,886         $366,099
5/00                       $578,515         $357,157
6/00                       $609,633         $371,125
7/00                       $582,692         $355,566
8/00                       $606,083         $358,652
9/00                       $566,819         $341,189
10/00                      $530,897         $333,129
11/00                      $504,920         $320,637
12/00                      $521,115         $332,033
1/01                       $505,364         $331,862
2/01                       $462,991         $306,983
3/01                       $426,165         $286,519
4/01                       $455,671         $306,430
5/01                       $441,029         $295,615
6/01                       $423,281         $283,526
7/01                       $413,076         $278,367
8/01                       $395,994         $271,324
9/01                       $364,270         $243,839
10/01                      $363,827         $250,081
11/01                      $371,147         $259,309
12/01                      $375,362         $260,839
1/02                       $358,724         $246,989
2/02                       $361,164         $248,718
3/31/02                    $380,909         $262,173

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK -- 95.4%
--------------------------------------------------------------------
AUSTRALIA -- 2.6%
  Broken Hill Proprietary, Ltd..........       233,500  $  1,420,656
  Commonwealth Bank of Australia........        41,200       704,510
  National Australia Bank, Ltd..........        66,600     1,214,553
  News Corporation, Ltd.................       128,100       896,975
  Woolworths, Ltd.......................       243,393     1,621,138
                                                        ------------
                                                           5,857,832
                                                        ------------
BELGIUM -- 1.3%
  Dexia.................................       118,800     1,794,028
  Interbrew.............................        41,900     1,160,576
                                                        ------------
                                                           2,954,604
                                                        ------------
BERMUDA -- 0.5%
  Accenture, Ltd. Cl. A*................        42,200     1,126,740
                                                        ------------
BRAZIL -- 1.0%
  Banco Bradesco -- ADR.................        15,900       481,134
  Petroleo Brasileiro S.A...............        66,100     1,749,667
                                                        ------------
                                                           2,230,801
                                                        ------------
CANADA -- 4.7%
  Alberta Energy, Ltd...................        14,700       640,464
  Loblaw Cos., Ltd......................        30,900     1,128,197
  Magna International Cl. A.............           149        10,914
  Manulife Financial Corp...............        65,700     1,803,465
  Pancanadian Energy Corp...............        41,000     1,219,155
  Petro-Canada..........................        46,700     1,201,894
  Suncor Energy, Inc....................        47,100     1,697,537
  Talisman Energy, Inc..................        68,400     2,855,016
                                                        ------------
                                                          10,556,642
                                                        ------------
CAYMAN ISLAND -- 0.8%
  Transocean Sedco Forex, Inc...........        53,700     1,784,451
                                                        ------------
FINLAND -- 2.2%
  Nokia Corp. -- ADR....................       134,500     2,789,530
  Stora Enso OYJ R Shares...............       165,400     2,092,277
                                                        ------------
                                                           4,881,807
                                                        ------------
FRANCE -- 9.3%
  Axa S.A...............................        56,400     1,272,891
  BNP Paribas S.A.......................        47,100     2,379,113
  Bouygues S.A..........................        36,100     1,179,437
  Cap Gemini S.A........................        19,300     1,436,223
  Castorama Dubois Investissements
    S.C.A...............................        22,000     1,203,389
  European Aeronautic Defence & Space
    Co..................................        97,600     1,375,963
  L'Oreal S.A...........................        16,300     1,205,155
  Sanofi -- Synthelabo S.A..............        26,900     1,727,212
  Societe Generale Cl. A................        27,300     1,726,698
  Television Francaise..................        58,600     1,823,033
  TotalFinaElf S.A......................        18,807     2,904,079
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

FRANCE (CONTINUED)
  Vivendi Universal S.A.................        36,900  $  1,435,100
  Wanadoo*..............................       220,100     1,276,901
                                                        ------------
                                                          20,945,194
                                                        ------------
GERMANY -- 3.8%
  Degussa AG............................        39,800     1,276,016
  E.On AG...............................        45,100     2,285,958
  Munchener Ruckversicherung-
    Gesellschaft AG.....................         6,800     1,690,711
  SAP AG -- ADR.........................        60,800     2,261,760
  Schering AG...........................        18,900     1,104,720
                                                        ------------
                                                           8,619,165
                                                        ------------
GREECE -- 0.5%
  Hellenic Telecommunications
    Organization S.A....................        82,000     1,190,372
                                                        ------------
HONG KONG -- 1.0%
  CLP Holdings, Ltd.....................       561,500     2,303,664
                                                        ------------
INDIA -- 0.7%
  Converium Holding AG*.................        30,800     1,574,979
                                                        ------------
IRELAND -- 2.2%
  Bank of Ireland*......................       314,600     3,406,012
  CRH PLC...............................        88,100     1,552,541
                                                        ------------
                                                           4,958,553
                                                        ------------
ISRAEL -- 1.0%
  Check Point Software Technologies,
    Ltd.*...............................        35,000     1,064,000
  Teva Pharmaceutical Industries,
    Ltd.................................        20,200     1,104,334
                                                        ------------
                                                           2,168,334
                                                        ------------
ITALY -- 5.4%
  ENI SpA...............................       195,000     2,857,982
  Intesabci SpA.........................       614,900     1,845,349
  Luxottica Group SpA -- ADR............        77,900     1,509,702
  Mediaset SpA..........................       195,300     1,678,240
  R.A.S. SpA............................       194,200     2,541,301
  UniCredito Italiano SpA...............       400,200     1,738,690
                                                        ------------
                                                          12,171,264
                                                        ------------
JAPAN -- 17.5%
  Asahi Glass Co., Ltd..................       204,000     1,299,098
  Bridgestone Corp......................       126,000     1,711,246
  Daiwa Securities Group, Inc...........       165,000       976,044
  Eisai Co., Ltd........................        44,000     1,085,600
  Fanuc, Ltd............................        33,100     1,818,146
  Hoya Corp.............................        29,400     2,056,347
  ITO-YOKADO Co., Ltd...................        19,000       755,499
  Japan Air Lines Co., Ltd..............       527,000     1,431,471
  Keyence Corp..........................        11,900     2,273,422
  Murata Manufacturing Co., Ltd.........        24,100     1,545,629
  Nippon Television Network Corp........         5,240     1,192,032
  Nissan Motor Co., Ltd.................       411,000     2,970,823

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------
JAPAN (CONTINUED)
  NTT DoCoMo, Inc.......................           122  $    331,384
  NTT DoCoMo, Inc. W/I*.................           488     1,321,855
  OJI Paper Co. Ltd.....................       172,000       815,000
  Ricoh Company, Ltd....................        63,000     1,166,975
  Rohm Co., Ltd.........................        18,300     2,747,727
  Shin-Etsu Chemical Co., Ltd...........        69,300     2,933,361
  SMC Corp..............................        28,900     3,412,570
  Sony Corp.............................        74,900     3,893,771
  Takeda Chemical Industries, Ltd.......        26,000     1,053,458
  Tokyo Electron, Ltd...................        38,600     2,682,356
                                                        ------------
                                                          39,473,814
                                                        ------------
KOREA -- 1.6%
  Samsung Electronics -- GDR 144A.......         8,800     1,206,920
  Samsung Electronics Co., Ltd..........         4,310     1,161,178
  SK Telecom Co., Ltd. -- ADR...........        52,000     1,279,200
                                                        ------------
                                                           3,647,298
                                                        ------------
LUXEMBOURG -- 1.1%
  Arcelor*..............................       185,400     2,539,364
                                                        ------------
MEXICO -- 0.9%
  America Movil S.A. -- Ser. L -- ADR...        57,700     1,145,922
  Cemex S.A de C.V. -- ADR..............        28,900       853,706
                                                        ------------
                                                           1,999,628
                                                        ------------
NETHERLANDS -- 3.6%
  ABN AMRO Holding NV...................        77,000     1,462,395
  ASML Holding NV*......................       103,900     2,619,564
  DSM NV................................        44,400     1,820,524
  Koninklijke KPN N.V...................       113,200       579,696
  Philips Electronics NV*...............        57,300     1,748,099
                                                        ------------
                                                           8,230,278
                                                        ------------
NORWAY -- 0.6%
  Telenor ASA...........................       355,800     1,466,436
                                                        ------------
PORTUGAL -- 0.6%
  Portugal Telecom SGPS S.A.*...........       185,100     1,377,435
                                                        ------------
RUSSIAN FEDERATION -- 0.5%
  Lukoil Oil Co. -- ADR.................        18,600     1,095,075
                                                        ------------
SINGAPORE -- 1.5%
  Singapore Press Holdings, Ltd.........       116,000     1,547,631
  United Overseas Bank, Ltd.............       210,000     1,731,160
                                                        ------------
                                                           3,278,791
                                                        ------------
SPAIN -- 2.0%
  Banco Bilbao Vizcaya Argentaria S.A...       153,907     1,832,765
  Banco Popular Espanol S.A.............        53,500     2,016,291
  Inditex*..............................        38,000       714,408
                                                        ------------
                                                           4,563,464
                                                        ------------
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

SWEDEN -- 1.3%
  Atlas Copco AB -- A Shares............        59,300  $  1,394,021
  Skandinaviska Enskilda Banken AB --
    Ser. A..............................       148,500     1,476,656
                                                        ------------
                                                           2,870,677
                                                        ------------
SWITZERLAND -- 6.7%
  Alcan, Inc............................        36,900     1,462,347
  Nestle SA Reg Shares..................        10,100     2,246,046
  Novartis AG...........................        73,446     2,888,841
  Roche Holding AG-Genusschein..........        23,325     1,813,381
  Serono S.A. -- ADR....................        66,800     1,496,320
  STMicroelectronics N.V................        37,700     1,261,312
  Swisscom AG...........................         4,500     1,359,258
  Syngenta AG*..........................        19,600     1,197,467
  UBS AG................................        30,700     1,511,452
                                                        ------------
                                                          15,236,424
                                                        ------------
TAIWAN -- 1.2%
  Taiwan Semiconductor Manufacturing Co.
    Ltd. -- ADR*........................       128,100     2,658,075
                                                        ------------
TURKEY -- 0.3%
  Turkiye Is Bnkasi A.S. -- Ser. C......   139,471,000       771,364
                                                        ------------
UNITED KINGDOM -- 17.9%
  Anglo American PLC....................        68,600     1,142,931
  Hanson PLC............................       205,900     1,553,968
  AstraZeneca PLC.......................        22,000     1,092,407
  BAA PLC...............................        97,400       883,504
  BG Group PLC..........................       547,600     2,374,437
  BHP Billiton, Ltd.....................       293,800     1,674,531
  BP Amoco PLC..........................       329,200     2,929,880
  British Airways PLC...................       649,400     2,256,379
  British American Tobacco PLC..........       128,500     1,235,142
  British Sky Broadcasting Group PLC*...       156,800     1,857,716
  Centrica PLC..........................       693,900     2,247,958
  Corus Group PLC*......................     1,047,100     1,282,321
  Diageo PLC............................       134,700     1,760,842
  Granada PLC...........................       603,900     1,178,136
  Great Univeral Stores PLC.............       254,700     2,538,850
  Lloyds TSB Group PLC..................       188,800     1,938,417
  Man Group PLC.........................        63,900     1,087,374
  Marks & Spencer Group PLC.............       291,104     1,596,985
  Powergen PLC..........................       189,800     2,081,119
  Rentokil Initial PLC..................       204,100       822,507
  Royal Bank of Scotland Group PLC......       101,000     2,600,338
  Tesco PLC.............................       313,400     1,075,539
  Vodafone Group PLC....................       963,300     1,779,832
  WPP Group PLC.........................       133,500     1,524,634
                                                        ------------
                                                          40,515,747
                                                        ------------
UNITED STATES -- 1.1%
  GlobalSantaFe Corp....................        79,200     2,589,841
                                                        ------------
TOTAL COMMON STOCK
  (Cost: $201,153,941)................................   215,638,113
                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
--------------------------------------------------------------------
BRAZIL -- 1.0%
  Banco Bradesco S.A....................   264,300,000  $  1,603,541
  Tele Norte Leste Participacoes S.A.
    (Telemar) -- ADR....................        58,800       738,528
                                                        ------------
                                                           2,342,069
                                                        ------------
TOTAL PREFERRED STOCK
  (Cost: $2,276,757)..................................     2,342,069
                                                        ------------
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.4%
--------------------------------------------------------------------
INDIA -- 0.4%
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02
    (Cost: $766,194)....................        12,600       964,908
                                                        ------------

                                           PRINCIPAL
                                             AMOUNT
--------------------------------------------------------------------
TIME DEPOSIT -- 3.3%
--------------------------------------------------------------------
  JP Morgan Chase & Co.
    1.150%, 04/01/02
    (Cost: $7,336,079)..................  $  7,336,079  $  7,336,079
                                                        ------------

TOTAL INVESTMENTS -- 100.1%
  (Cost: $211,532,971)............................   226,281,169
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)...      (162,763)
                                                    ------------
NET ASSETS -- 100.0%..............................  $226,118,406
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        0.7%
Aerospace/Defense --
  Equipment.....................        0.6
Airlines........................        1.6
Airport
  Development/Maintenance.......        0.4
Applications Software...........        0.4
Audio/Video Products............        1.7
Auto/Truck Parts & Equipment --
  Original......................        0.0
Auto-Cars/Light Trucks..........        1.3
Beverages -- Wine/Spirits.......        0.8
Brewery.........................        0.5
Building Products -- Cement/
  Aggregate.....................        1.1
Building Products -- Doors &
  Windows.......................        0.6
Building & Construction
  Products -- Miscellaneous.....        0.7
Building & Construction --
  Miscellaneous.................        0.5
Cable TV........................        0.8
Cellular Telecommunications.....        2.0
Chemicals -- Diversified........        2.1
Chemicals -- Specialty..........        1.1
Commercial Banks Non-US.........        7.4
Computer Services...............        0.6
Consulting Services.............        0.5
Cosmetics & Toiletries..........        0.5
Diversified Minerals............        1.9
Diversified
  Operations/Commercial
  Services......................        1.0
Electric -- Generation..........        0.9
Electric -- Integrated..........        2.0
Electronic Components --
  Miscellaneous.................        2.3
Electronic Components --
  Semiconductors................        2.8
Electronic Measure
  Instruments...................        1.0
Enterprise Software/Services....        1.0
Finance -- Investment
  Bankers/Brokers...............        0.4
Finance -- Other Services.......        0.5
Food --
  Miscellaneous/Diversified.....        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Food -- Retail..................        1.7%
Gas -- Distribution.............        1.0
Internet Security...............        0.5
Life/Health Insurance...........        0.8
Machinery -- Construction &
  Mining........................        0.6
Machinery -- Electrical.........        1.5
Medical -- Drugs................        5.9
Metal -- Aluminum...............        0.7
Money Center Banks..............        6.0
Multi-line Insurance............        1.7
Multimedia......................        0.4
Office Automation & Equipment...        0.5
Oil Companies -- Exploration &
  Production....................        1.6
Oil Companies -- Integrated.....        8.0
Oil & Gas Drilling..............        1.9
Optical Supplies................        1.6
Paper & Related Products........        1.3
Publishing -- Newspapers........        0.7
Reinsurance.....................        1.5
Retail -- Apparel/Shoe..........        0.3
Retail -- Building Products.....        0.5
Retail -- Catalog Shopping......        1.1
Retail -- Major Department
  Stores........................        0.7
Retail --
  Miscellaneous/Diversified.....        0.3
Rubber -- Tires.................        0.8
Semiconductor Components --
  Integrated Circuits...........        1.2
Semiconductor Equipment.........        2.3
Special Purpose Banks...........        0.8
Steel -- Producers..............        1.7
Telecommunications Equipment....        1.2
Telecommunications Services.....        1.2
Telephone -- Integrated.........        2.3
Television......................        2.6
Tobacco.........................        0.6
Web Portals/ISP.................        0.6
Time Deposit....................        3.3
Liabilities in excess of other
  assets........................       (0.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly traded companies, as measured by the market capitalization in each country.

  MARKET OVERVIEW: International small-cap equities posted a modest decline during the 12 months ended March 31, 2002. Losses were concentrated during the first half of the period when markets drifted lower amid slowing global economic and profit growth. Events of September 11 worsened already soft economic and stock market conditions.

  Later in the period, economies around the globe showed signs of improvement. Unprecedented monetary easing on behalf of central banks worldwide -- accelerated after the terrorist attacks -- had started taking effect. As the economic outlook brightened, investors bid stock prices up. While declining this period, international small-cap stocks outperformed their larger-cap brethren. Historically, small-cap stocks have responded positively to interest-rate cuts, and the most recent easing cycle was no exception.

  PERFORMANCE: During the fiscal year ended March 31, 2002, the Fund lost 6.8% versus the Salomon EPAC/EMI Index, which slipped 0.9%. On an annualized basis, the Fund gained 12.2% during the three years ended March 31, 2002, outperforming its benchmark, down 1.5%.

  PORTFOLIO SPECIFICS: Within the universe of international small-cap equities, value stocks outperformed growth names by a wide margin this period. This hurt the Fund's performance since the Fund invests in growth companies and the benchmark includes a mix of growth and value stocks. Stock selection in the United Kingdom and the producers/manufacturing and healthcare sectors also detracted from results.

  On a positive note, issue selection in Sweden and Ireland boosted relative returns. As a result of our bottom-up stock selection, we were underweight in Japan and overweight in energy stocks. This also helped performance since Japan lagged the broad market and energy outperformed.

  MARKET OUTLOOK: Our outlook for international small-cap investing remains positive. We expect economic news to remain upbeat, indicative of a synchronized recovery in global GDP growth. As economic activity accelerates, so should corporate profitability. We are already starting to see upward revisions to earnings estimates.

  The European Central Bank may raise interest rates later in 2002, but increases should be gradual. We are more cautious on developments in Japan where slow progress on structural reforms is likely to undermine economic recovery.

  Through consistent application of our proven investment process, we are confident we will continue to identify small-cap companies with exceptional growth prospects for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE SALOMON EPAC EX US EMI WORLD INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
  1 YEAR              5 YEARS             10 YEARS
  -6.81%            17.98%                 14.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL SMALL CAP        SALOMON EPAC EX
         GROWTH FUND INSTITUTIONAL SHARES          US
                                            EMI WORLD INDEX
6/7/90                           $250,000            $250,000
6/90                             $253,508            $253,375
7/90                             $262,592            $266,316
8/90                             $231,248            $232,112
9/90                             $197,794            $197,161
10/90                            $227,469            $232,150
11/90                            $209,211            $209,952
12/90                            $206,310            $207,484
1/91                             $209,432            $204,940
2/91                             $232,917            $234,300
3/91                             $224,307            $225,361
4/91                             $226,378            $229,176
5/91                             $225,593            $224,707
6/91                             $212,832            $212,477
7/91                             $220,948            $217,806
8/91                             $214,702            $208,643
9/91                             $230,018            $225,305
10/91                            $231,797            $226,708
11/91                            $220,956            $212,776
12/91                            $230,619            $220,855
1/92                             $228,690            $217,526
2/92                             $222,706            $213,374
3/92                             $209,707            $198,620
4/92                             $211,266            $200,527
5/92                             $225,491            $216,535
6/92                             $218,712            $207,521
7/92                             $209,577            $194,374
8/92                             $215,075            $202,491
9/92                             $210,436            $196,432
10/92                            $199,500            $183,977
11/92                            $199,946            $184,706
12/92                            $202,112            $187,006
1/93                             $202,685            $188,708
2/93                             $206,968            $194,992
3/93                             $223,098            $214,983
4/93                             $245,660            $235,310
5/93                             $258,885            $247,896
6/93                             $252,215            $237,292
7/93                             $256,612            $245,128
8/93                             $272,864            $257,882
9/93                             $263,732            $252,664
10/93                            $260,312            $251,075
11/93                            $238,402            $229,401
12/93                            $254,717            $244,417
1/94                             $280,393            $269,570
2/94                             $279,781            $272,057
3/94                             $274,076            $267,700
4/94                             $283,857            $276,190
5/94                             $279,985            $272,020
6/94                             $284,876            $278,621
7/94                             $287,728            $281,650
8/94                             $294,453            $284,549
9/94                             $288,340            $275,834
10/94                            $294,453            $281,202
11/94                            $279,985            $263,978
12/94                            $276,653            $267,513
1/95                             $265,298            $258,948
2/95                             $259,724            $254,740
3/95                             $270,253            $265,549
4/95                             $281,195            $273,516
5/95                             $277,892            $268,279
6/95                             $274,382            $264,726
7/95                             $292,344            $280,435
8/95                             $289,247            $273,179
9/95                             $293,376            $275,273
10/95                            $282,641            $267,438
11/95                            $285,944            $269,925
12/95                            $293,257            $280,379
1/96                             $297,214            $285,297
2/96                             $300,963            $289,579
3/96                             $313,460            $296,312
4/96                             $327,206            $312,039
5/96                             $330,331            $309,346
6/96                             $333,246            $309,926
7/96                             $319,500            $298,238
8/96                             $322,624            $300,482
9/96                             $329,914            $301,978
10/96                            $330,955            $299,659
11/96                            $346,856            $304,054
12/96                            $346,835            $298,537
1/97                             $356,599            $290,589
2/97                             $361,268            $295,919
3/97                             $361,481            $292,628
4/97                             $359,358            $288,270
5/97                             $383,980            $306,466
6/97                             $409,452            $313,722
7/97                             $425,796            $307,607
8/97                             $408,178            $293,787
9/97                             $437,258            $297,639
10/97                            $406,268            $285,952
11/97                            $398,120            $274,544
12/97                            $395,704            $267,849
1/98                             $405,100            $280,379
2/98                             $446,979            $301,155
3/98                             $495,301            $315,330
4/98                             $521,878            $317,855
5/98                             $534,764            $325,204
6/98                             $536,107            $316,022
7/98                             $547,289            $315,274
8/98                             $460,817            $278,284
9/98                             $454,523            $269,869
10/98                            $472,584            $289,168
11/98                            $505,474            $298,687
12/98                            $539,504            $305,718
1/99                             $582,111            $304,521
2/99                             $571,044            $298,892
3/99                             $584,324            $309,589
4/99                             $619,184            $325,485
5/99                             $595,114            $316,770
6/99                             $660,961            $327,486
7/99                             $717,955            $340,109
8/99                             $764,712            $345,345
9/99                             $787,399            $344,223
10/99                            $841,073            $341,362
11/99                          $1,033,636            $353,349
12/99                          $1,230,678            $375,827
1/00                           $1,269,363            $366,121
2/00                           $1,604,446            $379,193
3/00                           $1,424,659            $382,466
4/00                           $1,278,826            $358,379
5/00                           $1,196,725            $352,320
6/00                           $1,290,515            $375,154
7/00                           $1,254,056            $361,970
8/00                           $1,315,006            $371,582
9/00                           $1,233,183            $353,106
10/00                          $1,138,002            $333,956
11/00                          $1,028,242            $321,558
12/00                          $1,081,308            $334,180
1/01                           $1,059,500            $337,210
2/01                             $992,259            $324,565
3/01                             $886,127            $298,502
4/01                             $939,920            $319,188
5/01                             $933,378            $317,656
6/01                             $886,854            $305,839
7/01                             $864,683            $297,826
8/01                             $831,244            $297,618
9/01                             $745,830            $259,076
10/01                            $773,453            $269,983
11/01                            $788,355            $279,757
12/01                            $799,259            $279,393
1/02                             $777,815            $272,325
2/02                             $783,630            $277,662
3/31/02                          $825,792            $295,738

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon EPAC ex US EMI World Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Salomon EPAC ex-US EMI is a market capitalization weighted index measuring capital appreciation. It is an unmanaged world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 90.5%
-------------------------------------------------------------------
AUSTRALIA -- 1.3%
  Boral, Ltd............................      287,958  $    608,585
  CSL, Ltd..............................       26,305       580,091
  John Fairfax Holdings, Ltd............      312,100       659,608
                                                       ------------
                                                          1,848,284
                                                       ------------
BRAZIL -- 0.4%
  Companhia Siderurgica Nacional S.A....   32,500,000       587,210
                                                       ------------
CANADA -- 8.7%
  Abitibi-Consolidated, Inc.............      165,300     1,476,448
  Ballard Power Systems, Inc.*..........       47,800     1,470,328
  CAE, Inc..............................       79,900       586,955
  Dofasco, Inc..........................       63,500     1,124,803
  Finning International, Inc............       42,500       685,956
  Global Thermoelectric, Inc.*..........       58,100       262,932
  Industrial Alliance Life Insurance
    Co..................................       36,600     1,048,402
  Kingsway Financial Services, Inc.*....       59,500       642,600
  Molson, Inc. Cl. A....................       60,600     1,326,408
  Precision Drilling Corp.*.............       21,900       699,924
  Teck Corp. Cl. B......................       88,020       824,808
  Tesco Corp.*..........................       90,900     1,130,980
  Turbo Genset, Inc.*...................      169,100       184,211
  WestJet Airlines, Ltd.*...............       57,700     1,075,952
                                                       ------------
                                                         12,540,707
                                                       ------------
DENMARK -- 1.8%
  Coloplast AS Ser. B...................       12,000       774,548
  Danisco AS............................       20,600       652,733
  Vestas Wind Systems AS................       37,700     1,194,564
                                                       ------------
                                                          2,621,845
                                                       ------------
FINLAND -- 1.8%
  Perlos OYJ............................       65,400       564,844
  Sampo-Leonia Insurance Cl. A..........      147,100     1,257,634
  Tietoenator OYJ.......................       32,500       822,237
                                                       ------------
                                                          2,644,715
                                                       ------------
FRANCE -- 10.7%
  Altran Technologies S.A...............       17,000       972,900
  Bouygues Offshore S.A.................       31,400     1,287,488
  Business Objects S.A.*................       35,400     1,536,427
  CNP Assurances........................       33,400     1,121,528
  Technip-Coflexie S.A..................       14,405     1,981,804
  Essilor International.................       22,600       809,352
  Groupe Air France.....................       53,800       938,702
  Havas Advertising.....................      102,400       922,818
  Infogrames Entertainment S.A.*........       37,590       402,704
  JC Decaux S.A.*.......................       47,200       547,658
  Metropole Television M6...............       15,000       424,510
  Pechiney S.A. Cl. A...................       13,000       692,947
  Publicis Groupe.......................       30,100     1,020,434
  Rexel S.A.............................       18,200     1,166,216
  S.O.I.T.E.C.*.........................       20,200       423,116
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

FRANCE (CONTINUED)
  UBI Soft Entertainment S.A.*..........       13,200  $    391,303
  Vinci S.A.............................       13,500       874,472
                                                       ------------
                                                         15,514,379
                                                       ------------
GERMANY -- 1.2%
  Celanese AG...........................       21,400       434,996
  Deutsche Boerse AG....................       16,200       665,659
  Epcos AG*.............................       12,400       568,473
                                                       ------------
                                                          1,669,128
                                                       ------------
GREECE -- 0.7%
  Coca-Cola Hellenic Bottling Co.
    S.A.................................       71,100       955,226
                                                       ------------
HONG KONG -- 1.1%
  Cathay Pacific Airways, Ltd...........    1,018,000     1,546,626
  China Overseas Land & Investment,
    Ltd.................................       90,000        10,616
                                                       ------------
                                                          1,557,242
                                                       ------------
INDIA -- 1.4%
  Converium Holding AG*.................       25,000     1,278,392
  Satyam Computer Services -- ADR.......       64,200       802,500
                                                       ------------
                                                          2,080,892
                                                       ------------
IRELAND -- 2.6%
  Anglo Irish Bank Corporation PLC......      449,400     2,113,185
  Irish Life & Permanent PLC............      134,300     1,663,816
                                                       ------------
                                                          3,777,001
                                                       ------------
ITALY -- 2.7%
  Banca Popolare Di Verona..............       86,200       986,636
  Italcementi SpA.......................       96,000       862,629
  RecPLCati SpA.........................       19,300       454,439
  Saipem SpA............................      260,300     1,600,954
                                                       ------------
                                                          3,904,658
                                                       ------------
JAPAN -- 18.3%
  All Nippon Airways Co., Ltd...........      381,000     1,029,147
  Amada Co., Ltd........................      189,000       969,706
  Disco Corp............................       21,600     1,284,249
  Funai Electric Co., Ltd...............       13,500     1,289,546
  Hitachi Chemical Co., Ltd.............      121,200     1,325,989
  JSR Corp..............................      167,000     1,147,901
  Komatsu, Ltd..........................      449,000     1,605,810
  Kyorin Pharmaceutical Co., Ltd........       50,000     1,211,001
  Mazda Motor Corp......................      586,000     1,432,557
  Mitsumi Electric Co., Ltd.............       77,800     1,244,471
  Nidec Corp............................       31,200     1,996,273
  Nitto Denko Corp......................       43,900     1,281,873
  NTN Corp..............................      332,000       784,065
  Onward Kashiyama Co., Ltd.............       54,000       515,411
  Ryohin Keikaku Co., Ltd...............       40,100       821,455
  Shimamura Co., Ltd....................       15,400     1,002,769
  Taiyo Yuden Co., Ltd..................       43,000       710,529
  THK Co., Ltd..........................       63,600     1,209,281
  Tokyo Broadcasting System, Inc........       35,000       661,523
  Tokyo Seimitsu Co., Ltd...............       21,600       800,211
  Trend Micro, Inc......................       27,000       704,870

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
JAPAN (CONTINUED)
  Union Tool Co.........................       17,700  $    822,666
  Ushio, Inc............................       74,000       922,941
  Yahoo Japan Corp......................           34       813,219
  Yaskawa Electric Corp.................      165,000       794,281
                                                       ------------
                                                         26,381,744
                                                       ------------
LUXEMBOURG -- 0.4%
  Thiel Logistik AG*....................       40,800       583,740
                                                       ------------
NETHERLANDS -- 2.3%
  ASM International NV*.................       45,800     1,186,691
  Euronext*.............................       27,800       528,709
  Getronics NV..........................      312,400     1,038,369
  IHC Caland NV.........................       12,600       637,000
                                                       ------------
                                                          3,390,769
                                                       ------------
NORWAY -- 3.9%
  Frontline, Ltd........................       79,300       906,881
  Gjensidige NOR Sparebank ASA..........       60,200     2,031,274
  Tandberg ASA*.........................      131,600     1,668,897
  TGS Nopec Geophysical Co. ASA*........       58,500     1,033,323
                                                       ------------
                                                          5,640,375
                                                       ------------
PORTUGAL -- 0.6%
  Brisa-AutoEstradas de Portugal S.A....      196,200       914,020
                                                       ------------
SOUTH KOREA -- 1.1%
  Good Morning Securities Co., Ltd.*....      164,890       802,735
  SK Corp...............................       54,340       771,927
                                                       ------------
                                                          1,574,662
                                                       ------------
SPAIN -- 4.1%
  Acciona S.A...........................       42,600     1,560,898
  Altadis S.A...........................       45,700       839,236
  Amadeus Global Travel Distribution
    S.A. Cl. A*.........................      109,800       780,685
  Ebro Puleva S.A.......................       79,900       852,489
  Iberia Lineas Aer Espana..............      704,600     1,032,684
  NH Hoteles S.A........................       76,100       873,024
                                                       ------------
                                                          5,939,016
                                                       ------------
SWEDEN -- 2.9%
  Autoliv, Inc..........................       33,700       810,112
  Capio AB*.............................       70,000       493,329
  Elekta AB Cl. B*......................       88,600       829,700
  Eniro AB..............................      116,900       948,003
  Modern Times Group Cl. B*.............       38,000     1,045,548
                                                       ------------
                                                          4,126,692
                                                       ------------
SWITZERLAND -- 1.1%
  Logitech International S.A.*..........       34,800     1,649,162
                                                       ------------
TAIWAN -- 1.1%
  Nan Ya Plastic Corp...................    1,544,000     1,610,102
                                                       ------------
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

UNITED KINGDOM -- 19.5%
  Aegis Group PLC.......................      513,200  $    913,496
  Aggregate Industries PLC..............    1,008,554     1,357,191
  Amey PLC..............................      237,600       881,382
  Avis Europe PLC.......................      284,700       810,826
  Cambridge Antibody Technology Group
    PLC*................................       36,800       749,366
  Capita Group PLC......................      122,100       721,562
  Capital Radio.........................       71,300       847,785
  Carlton Communications PLC............      236,700       915,120
  Celltech Group PLC*...................       60,100       549,011
  Clariant AG-Reg.......................       42,100       960,004
  Cobham PLC............................       14,500       231,774
  Electronics Boutique PLC..............      629,200     1,326,052
  Enterprise Oil........................       69,100       618,926
  FKI PLC...............................      304,100       833,599
  Friends Provident PLC*................      363,400     1,009,089
  Icon PLC -- ADR*......................       20,300       690,200
  Imperial Chemical Industries PLC......      158,700       772,882
  Imperial Tobacco Group PLC............       58,100       959,719
  International Power PLC*..............      347,900     1,057,699
  Johnson Matthey PLC...................       59,900       892,213
  Man Group PLC.........................       57,400       976,764
  Matalan PLC...........................      222,100     1,170,200
  Next PLC..............................       33,500       517,588
  Northern Rock PLC.....................      116,700     1,163,266
  PHS Group PLC.........................      814,000       944,696
  PowderJect Pharmaceuticals*...........       36,400       242,322
  Premier Farnell PLC...................      197,700     1,003,636
  Rexam PLC.............................      150,600     1,035,815
  Safeway PLC...........................      263,200     1,100,966
  SkyePharma PLC*.......................    1,522,700     1,452,778
  Smiths Group PLC......................       92,100     1,063,630
  Torex PLC.............................       35,000       375,544
                                                       ------------
                                                         28,145,101
                                                       ------------
UNITED STATES -- 0.8%
  ATI Technologies, Inc.*...............       81,700     1,094,780
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $120,249,702)...............................
                                                        130,751,450
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 11.7%
-------------------------------------------------------------------
AUSTRALIA -- 0.3%
  Mayne Nickless, Ltd...................      134,441       370,236
                                                       ------------
BELGIUM -- 0.7%
  Omega Pharma S. A.....................       24,900     1,026,400
                                                       ------------
CANADA -- 1.3%
  Angiotech Pharmaceuticals, Inc.*......       17,000       775,370
  Cott Corp.*...........................       56,300     1,063,507
                                                       ------------
                                                          1,838,877
                                                       ------------
DENMARK -- 0.5%
  Novozymes AS Cl. B....................       40,000       779,242
                                                       ------------
FRANCE -- 1.8%
  Ingenico..............................       21,100       508,603

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
PREFERRED STOCK (Continued)
-------------------------------------------------------------------
FRANCE (CONTINUED)
  Thales S.A............................       32,554  $  1,168,949
  Unibail...............................       17,500       929,760
                                                       ------------
                                                          2,607,312
                                                       ------------
GERMANY -- 1.5%
  Henkel KGaA...........................       18,000     1,113,357
  Stada Arzneimittel....................       10,500       361,828
  Wella AG..............................       13,600       697,048
                                                       ------------
                                                          2,172,233
                                                       ------------
ITALY -- 0.6%
  Parmalat Finanziaria SpA..............      256,380       823,091
                                                       ------------
NETHERLANDS -- 0.4%
  Van Der Moolen Holdings...............       20,000       586,253
                                                       ------------
SOUTH AFRICA -- 0.4%
  Gold Fields, Ltd......................       51,300       536,246
                                                       ------------
SOUTH KOREA -- 0.4%
  Daishin Securities Co., Ltd...........       71,150       638,069
                                                       ------------
SPAIN -- 1.5%
  Corporacion Mapfre S.A................      148,400       998,169
  Fomento de Construcciones y Contratas
    S.A.................................       46,900     1,132,543
                                                       ------------
                                                          2,130,712
                                                       ------------
SWEDEN -- 0.2%
  Karo Bio AB*..........................       11,700       313,447
                                                       ------------
UNITED KINGDOM -- 2.1%
  Alliance Unichem PLC..................      113,000       967,886
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  Nestor Healthcare Group PLC...........      152,200  $  1,169,273
  Tullow Oil PLC*.......................      614,500       901,299
                                                       ------------
                                                          3,038,458
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $16,036,569)................................
                                                         16,860,576
                                                       ------------
-------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.5%
-------------------------------------------------------------------
INDIA -- 0.5%
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02
    (Cost: $528,922)....................        8,700       666,246
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 3.4%
-------------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $4,929,593)..................  $ 4,929,593     4,929,593
                                                       ------------

TOTAL INVESTMENTS -- 106.1%
  (Cost: $141,744,786)............................   153,207,865
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.1%)...    (8,778,245)
                                                    ------------
NET ASSETS -- 100.0%..............................  $144,429,620
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        2.4%
Aerospace/Defense...............        0.8
Aerospace/Defense --
  Equipment.....................        0.6
Airlines........................        3.9
Apparel Manufacturers...........        0.4
Applications Software...........        1.0
Auto/Truck Parts & Equipment --
  Original......................        0.6
Auto -- Cars/Light Trucks.......        1.0
Beverages -- Non-Alcoholic......        1.4
Brewery.........................        0.9
Building Products -- Cement/
  Aggregate.....................        1.0
Building -- Heavy
  Construction..................        3.8
Capacitors......................        1.3
Chemicals -- Diversified........        3.8
Chemicals -- Specialty..........        0.7
Commercial Banks Non-US.........        2.9
Commercial Services.............        1.3
Computer Services...............        1.5
Computers -- Integrated
  Systems.......................        0.4
Computers -- Peripheral
  Equipment.....................        1.1
Containers -- Metal/Glass.......        0.7
Cooperative Banks...............        0.7
Cosmetics & Toiletries..........        0.5
Decision Support Software.......        0.4
Diversified Financial
  Services......................        2.8
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        0.6
Diversified
  Operations/Commercial
  Services......................        0.6
Electric Products --
  Miscellaneous.................        0.9
Electric -- Integrated..........        0.7
Electronic Components --
  Miscellaneous.................        1.6
Electronic Components --
  Semiconductors................        1.4
Electronic Measure
  Instruments...................        0.6
Electronic Parts Distribution...        1.5
Energy -- Alternate Sources.....        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Engineering/R & D Services......        0.7%
Enterprise Software/Services....        1.1
Entertainment Software..........        0.6
Finance -- Investment
  Bankers/Brokers...............        1.4
Finance -- Other Services.......        0.7
Food -- Dairy Products..........        0.6
Food --
  Miscellaneous/Diversified.....        0.5
Food -- Retail..................        0.8
Gold Mining.....................        0.4
Hotels & Motels.................        0.6
Human Resources.................        0.5
Internet Security...............        0.5
Life/Health Insurance...........        1.4
Lighting Products & Systems.....        0.6
Machinery Tools & Related
  Products......................        1.3
Machinery -- Construction &
  Mining........................        1.1
Machinery -- Electrical.........        2.8
Machinery -- General Industry...        0.7
Machinery -- Thermal Process....        0.2
Marine Services.................        0.4
Medical Instruments.............        0.6
Medical Products................        0.5
Medical --
  Biomedical/Genetics...........        1.1
Medical -- Drugs................        4.4
Medical -- Hospitals............        0.3
Medical -- Wholesale Drug
  Distributors..................        0.7
Metal Processors &
  Fabrication...................        0.5
Metal -- Aluminum...............        0.5
Miscellaneous Manufacturing.....        0.6
Mortgage Banks..................        0.8
Multi-line Insurance............        1.5
Multimedia......................        0.5
Oil Companies -- Exploration &
  Production....................        1.0
Oil Refining & Marketing........        0.5
Oil & Gas Drilling..............        0.5
Oil -- Field Services...........        3.5
Optical Supplies................        0.6
Paper & Related Products........        1.0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Physical Practice Management....        0.8%
Power Conv/Supply Equipment.....        0.9
Property/Casualty Insurance.....        0.4
Public Thoroughfares............        0.6
Publishing -- Newspapers........        0.5
Publishing -- Periodicals.......        0.7
Quarrying.......................        0.9
Radio...........................        0.6
Real Estate
  Management/Services...........        0.6
Real Estate
  Operation/Development.........        0.0
Reinsurance.....................        0.9
Rental Auto/Equipment...........        0.6
Retail -- Apparel/Shoe..........        1.9
Retail -- Computer Equipment....        0.9
Retail --
  Miscellaneous/Diversified.....        0.6
Rubber & Vinyl..................        0.8

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Semiconductor Equipment.........        0.8%
Soap & Cleaning Products........        0.8
Steel -- Producers..............        0.8
Steel -- Specialty..............        0.4
Sugar...........................        0.6
Telecommunications Equipment....        1.2
Television......................        1.6
Therapeutics....................        0.4
Tobacco.........................        1.2
Transport -- Marine.............        0.6
Transport -- Services...........        0.5
Web Portals/ISP.................        0.6
Time Deposit....................        3.4
Liabilities in excess of other
  assets........................       (6.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL STRUCTURED FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Lead Portfolio Manager; ANTONIO RAMOS, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Structured Fund seeks to maximize long-term capital appreciation through investments in companies located in developed countries outside North America. Investment opportunities are identified by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis.

  MARKET OVERVIEW: Developed non-US stock markets posted losses during the 12 months ended March 31, 2002. On the country level, declines were broadly based, with notable weakness in Japan. Sector returns were mixed: materials, consumer staples and energy rose, while telecommunications and technology fell sharply.

  Losses were concentrated in the first half of the fiscal year when a global economic slowdown depressed corporate profits, investor confidence and equity prices. Events of September 11 worsened an already weak environment.

  Following the terrorist attacks, central banks worldwide stepped up aggressive monetary easing. All told, the European Central Bank made four interest-rate cuts totaling 1.5% during the period. The Bank of Japan lowered short-term rates to near zero and injected additional liquidity into its financial system via "quantitative" easing -- buying bonds directly from the government.

  During the second half of the period, markets advanced amid growing evidence that monetary easing had sparked a pickup in economic activity. For example, retail sales in the United Kingdom grew at their fastest pace in two years, Italy registered its lowest unemployment rate in nine years, and Japanese leading indicators hit their highest mark since August 2000.

  PERFORMANCE: Since its May 7, 2001 inception, the Fund declined 9.0% compared to the MSCI EAFE Index, which dropped 15.4%.

  PORTFOLIO SPECIFICS: Nicholas-Applegate launched the International Structured Fund on May 7, 2001. The Fund's strong since-inception performance versus its benchmark was largely due to stock selection in Japan and in the financial services and producers/manufacturing sectors.

  Two examples of top-performing holdings included Ito-Yokado and UBS. Ito-Yokado, a Japanese general merchandise retailer, benefited from innovative marketing policies and plans to enter new businesses and close unprofitable stores. Shares of UBS, a Switzerland-based global investment services and banking firm, rose due to excellent cost management, strong credit quality and resilient earnings in its Swiss private-banking franchise.

  MARKET OUTLOOK: Our outlook for international equities is favorable. Economic reports indicate a global economic recovery is underway. Corporate profits are showing signs of improvement. Positive themes such as deregulation and corporate restructuring are playing out across Europe and Japan. International stocks are trading at an unusually wide discount versus US equities. The European Central Bank may begin raising interest rates later this year, but increases should be gradual. Our outlook on Japan is more cautious since lack of significant progress on structural reform could dampen prospects for economic recovery.

  As 2002 unfolds, we believe our bottom-up stock selection will continue to uncover promising investment opportunities for the Fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

INTERNATIONAL STRUCTURED FUND

                                           NUMBER
                                          OF SHARES    VALUE
--------------------------------------------------------------
COMMON STOCK -- 99.8%
--------------------------------------------------------------
AUSTRALIA -- 3.6%
  Australia & New Zeland Banking Group
    Ltd.................................    2,920    $ 27,693
  Cochlear Ltd..........................       50       1,146
  National Australia Bank, Ltd..........      143       2,608
  Toll Holdings Ltd.....................       37         717
  Westpac Banking Corp..................       99         825
                                                     --------
                                                       32,989
                                                     --------
BELGIUM -- 2.4%
  Compagnie Benelux Paribas S.A.........       80       4,411
  Electrabel S.A........................       58      12,002
  G.I.B. Group S.A......................      146       5,653
                                                     --------
                                                       22,066
                                                     --------
DENMARK -- 0.7%
  Danske Bank A/S.......................      331       5,166
  TDC A/S...............................       38       1,222
                                                     --------
                                                        6,388
                                                     --------
FINLAND -- 4.4%
  Huhtamaki OYJ.........................      139       5,245
  Nokia OYJ.............................      777      16,424
  Orion-Yhtyma-B Shares.................      375       7,410
  Stora Enso OYJ-A Shares...............      693       8,857
  UPM-Kymmene OYJ.......................       54       1,847
                                                     --------
                                                       39,783
                                                     --------
FRANCE -- 7.9%
  Alcatel S.A. Cl. A....................      157       2,241
  Aventis S.A...........................       80       5,528
  BNP Paribas S.A.......................      279      14,093
  CNP Assurances........................       42       1,410
  Colas S.A.............................       65       4,174
  European Aeronautic Defence & Space
    Co..................................      275       3,877
  France Telecom S.A....................      199       6,097
  L'Air Liquide S.A.....................        8       1,174
  Sanofi -- Synthelabo S.A..............       73       4,687
  Societe Generale Cl. A................      142       8,981
  TotalFinaElf S.A......................       42       6,485
  Vivendi Universal S.A.................      338      13,145
                                                     --------
                                                       71,892
                                                     --------
GERMANY -- 7.8%
  AXA Konzern AG........................       53       3,533
  Continental AG........................      127       1,878
  DaimlerChrysler AG....................      320      14,531
  Deutsche Bank AG......................       10         639
  Deutsche Telekom AG...................      842      12,708
  E.On AG...............................      217      10,999
  Muenchener
    Rueckversicherungs-Gesellschaft AG..       11       2,735
  RWE AG................................       92       3,451
  SAP AG................................       42       6,375
  Siemens AG............................       87       5,692
  T-Online International AG*............      221       2,570
  Volkswagon AG.........................      102       5,357
                                                     --------
                                                       70,468
                                                     --------
                                           NUMBER
                                          OF SHARES    VALUE
--------------------------------------------------------------

HONG KONG -- 2.4%
  Cathay Pacific Airways, Ltd...........    2,246    $  3,412
  CLP Holdings, Ltd.....................      444       1,822
  Hang Lung Development Co., Ltd........    4,282       3,651
  Hang Seng Bank Ltd....................      926      10,358
  Hongkong Electric Holdings, Ltd.......      595       2,250
                                                     --------
                                                       21,493
                                                     --------
IRELAND -- 0.4%
  Allied Irish Banks PLC................      317       3,899
                                                     --------
ITALY -- 6.7%
  Enel SpA..............................    1,387       7,853
  Ifil (Finanziaria di Partecipazioni)
    SpA.................................      905       4,184
  Intesabci SpA.........................      528       1,585
  Italmobiliare SpA.....................      245       8,475
  Milano Assicurazioni SpA..............      905       2,771
  Olivetti SpA..........................    4,105       5,096
  Pirelli & Co..........................    1,592       4,514
  Pirelli SpA...........................      922       1,436
  Sanpaolo IMI SpA......................      280       3,293
  Telecom Italia Mobile SpA.............    1,676       8,129
  Telecom Italia SpA....................    1,620      13,341
                                                     --------
                                                       60,677
                                                     --------
JAPAN -- 21.2%
  Acom Co. Ltd..........................       49       2,965
  Anritsu Corp..........................      465       3,684
  Casio Computer Co. Ltd................      937       4,313
  Chubu Electric Power Co., Inc.........      152       2,397
  Dainippon Ink & Chemicals, Inc........    3,259       6,024
  Daiwa Bank Holdings, Inc.*............    3,601       2,282
  Daiwa House Industry Co., Ltd.........    1,111       6,958
  Denso Corp............................      559       8,478
  Fujikara, Ltd.........................    1,411       5,323
  Furukawa Electric Co., Ltd............      959       4,653
  Japan Energy Co. Ltd..................    6,348       8,382
  Kansai Electric Power Co., Inc........      526       7,398
  Kinden Corp...........................    2,297       8,926
  Konami Corp...........................      559      12,485
  Kyocera Corp..........................       57       3,944
  Meiji Seika Kaisha Ltd................      930       3,305
  Mitsubishi Tokyo Financial
    Group, Inc..........................        1       6,112
  NEC Corp..............................      434       3,615
  Nippon Mitsubishi Oil Corp............    1,334       6,351
  Nippon Sheet Glass Co. Ltd............    1,630       5,817
  Nippon Telegraph & Telephone Corp.....        1       3,840
  Obayashi Corp.........................    2,701       7,602
  Oki Electric Industries Co. Ltd.......    6,342      15,408
  Sekisui Chemical Co., Ltd.............    3,126       8,680
  Showa Shell Sekiyu K.K................      732       4,441
  Sumitomo Corp.........................      301       1,669
  Sumitomo Electric Industries, Ltd.....      423       2,856
  Suzuken Company Ltd...................      311       5,069
  Taisho Pharmaceutical Co. Ltd.........      336       5,083
  Takefuji Corp.........................       33       2,022
  Tanabe Seiyaku Co. Ltd................      462       4,298
  Tokyo Electric Power Co., Inc.........       99       1,875
  Wacoal Corp...........................      361       2,724
  Yakult Honsha Co. Ltd.................      280       2,736

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL STRUCTURED FUND

                                           NUMBER
                                          OF SHARES    VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
JAPAN (CONTINUED)
  Yamaha Corp...........................      975    $  7,099
  Yamazaki Baking Co., Ltd..............      700       3,819
                                                     --------
                                                      192,633
                                                     --------
NETHERLANDS -- 6.1%
  ABN AMRO Holding NV...................    1,114      21,157
  Aegon NV..............................      187       4,565
  Corio NV..............................      643      15,426
  ING Groep NV..........................      224       6,097
  Philips Electronics NV*...............      135       4,119
  Rodamco Europe NV.....................      119       4,511
                                                     --------
                                                       55,875
                                                     --------
NORWAY -- 0.4%
  Gjensidige NOR Sparebank..............      116       3,914
                                                     --------
SINGAPORE -- 1.4%
  Fraser & Neave Ltd....................      864       3,655
  Singapore Telecommunications, Ltd.....    6,025       5,196
  United Overseas Bank, Ltd.............      513       4,229
                                                     --------
                                                       13,080
                                                     --------
SPAIN -- 2.9%
  Aurea Concesiones de Infraestructuras
    del Estado S.A......................      528       9,765
  Banco Santander Central Hispano SA....       43         360
  Compania Espanola de Petroleos S.A....      232       3,153
  Endesa S.A............................      544       8,092
  Repsol YPF S.A........................      334       4,210
  Telefonica Publicidad e Informacion,
    S.A.................................      246       1,056
                                                     --------
                                                       26,636
                                                     --------
SWEDEN -- 1.9%
  Investor AB-B Shares..................      519       5,837
  Lundbergs AB-B Shares.................      560      10,002
  Svenska Handelsbanken AB -- Cl. A.....      108       1,548
                                                     --------
                                                       17,387
                                                     --------
SWITZERLAND -- 5.2%
  ABB Ltd.*.............................      454       3,604
  CIE Financiere Michelin...............       46      14,195
  Novartis AG...........................      184       7,237
  STMicroelectronics N.V................      177       5,922
  Swisscom AG...........................       38      11,478
  UBS AG................................      105       5,169
                                                     --------
                                                       47,605
                                                     --------
UNITED KINGDOM -- 24.4%
  Amvescap PLC..........................      128       1,766
  Anglo American PLC....................      548       9,130
  AstraZeneca PLC.......................      137       6,803
  BAA PLC...............................      422       3,828
                                           NUMBER
                                          OF SHARES    VALUE
--------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  Balfour Beatty PLC....................      808    $  2,462
  Barclays PLC..........................      198       6,118
  BHP Billiton, Ltd.....................      723       4,121
  Boots Company PLC.....................    1,682      16,107
  BP Amoco PLC..........................    1,404      12,496
  Cable & Wireless PLC..................    1,189       3,788
  Cadbury Schweppes PLC.................      394       2,720
  CGNU PLC..............................    1,695      17,885
  George Wimpey PLC.....................      377       1,476
  GlaxoSmithKline PLC...................      908      21,386
  Great Univeral Stores PLC.............      487       4,854
  HSBC Holdings PLC.....................    3,197      36,967
  Lloyds TSB Group PLC..................    1,279      13,132
  Marks & Spencer Group PLC.............    1,743       9,562
  National Grid Group PLC...............      722       4,763
  Pennon Group PLC......................      330       3,031
  Prudential PLC........................       71         716
  Reuters Group PLC.....................      195       1,504
  Rio Tinto PLC.........................      458       9,052
  Royal Bank of Scotland Group PLC......      192       4,943
  Scottish Power PLC....................      613       3,138
  Six Continents PLC....................      364       3,872
  SSL International PLC.................       90         693
  Tate & Lyle PLC.......................    2,374      11,808
  Thus Group PLC*.......................      330          72
  United Utilities PLC..................       41         357
  Vodafone Group PLC....................    1,791       3,309
                                                     --------
                                                      221,859
                                                     --------
TOTAL COMMON STOCK
  (Cost: $898,649).................................
                                                      908,644
                                                     --------
--------------------------------------------------------------
PREFERRED STOCK -- 0.4%
--------------------------------------------------------------
GERMANY -- 0.4%
  Hugo Boss
    (Cost: $3,147)......................      151       3,451
                                                     --------

                                          PRINCIPAL
                                           AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 0.6%
--------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman) 1.150%, 04/01/02
    (Cost: $5,149)......................   $5,149       5,149

TOTAL INVESTMENTS -- 100.8%
  (Cost: $906,945)................................     917,244
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)...      (7,042)
                                                      --------
NET ASSETS -- 100.0%..............................    $910,202
                                                      --------
                                                      --------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL STRUCTURED FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Sales...............        0.1%
Aerospace/Defense --
  Equipment.....................        0.4
Airlines........................        0.4
Airport
  Development/Maintenance.......        0.4
Apparel Manufacturers...........        0.7
Audio/Video Products............        0.8
Auto/Truck Parts & Equipment --
  Original......................        0.9
Auto-Cars/Light Trucks..........        2.2
Brewery.........................        0.4
Building Products -- Cement/
  Aggregate.....................        0.9
Building Products -- Doors &
  Windows.......................        0.6
Building & Construction --
  Miscellaneous.................        1.1
Building -- Heavy
  Construction..................        0.5
Building --
  Residential/Commercial........        1.9
Cellular Telecommunications.....        1.3
Chemicals -- Diversified........        0.7
Closed-end Funds................        0.5
Commercial Banks Non-US.........        8.6
Containers -- Paper/Plastic.....        0.6
Diversified Manufacturing
  Operations....................        0.6
Diversified Minerals............        1.5
Diversified Operations..........        0.9
Diversified
  Operations/Commercial
  Services......................        1.4
Electric Products --
  Miscellaneous.................        0.5
Electric -- Integrated..........        6.7
Electric -- Transmission........        0.5
Electronic Components --
  Miscellaneous.................        1.7
Electronic Components --
  Semiconductors................        0.6
Engineering/R&D Services........        1.4
Enterprise Software/Services....        0.7
Entertainment Software..........        1.4
Finance -- Consumer Loans.......        0.5
Finance -- Investment
  Bankers/Brokers...............        0.5
Food -- Baking..................        0.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Food -- Confectionery...........        0.4%
Food -- Dairy Products..........        0.3
Food --
  Miscellaneous/Diversified.....        0.3
Food -- Retail..................        0.6
Import/Export...................        0.2
Industrial Gases................        0.1
Investment Companies............        0.6
Investment Management/Advisor
  Services......................        0.2
Life/Health Insurance...........        0.1
Medical Products................        0.2
Medical -- Drugs................        6.8
Medical -- Wholesale Drug
  Distributors..................        0.6
Metal -- Diversified............        1.0
Money Center Banks..............       11.7
Multi-line Insurance............        4.0
Multimedia......................        0.2
Oil Companies -- Integrated.....        2.9
Oil Refining & Marketing........        2.1
Paper & Related Products........        1.2
Public Thoroughfares............        1.1
Real Estate
  Management/Services...........        1.7
Real Estate
  Operation/Development.........        1.5
Reinsurance.....................        0.3
Retail -- Catalog Shopping......        0.5
Retail -- Drug Store............        1.8
Retail -- Major Department
  Stores........................        1.0
Rubber -- Tires.................        2.4
Sugar...........................        1.3
Telecommunications Equipment....        3.7
Telecommunications Services.....        1.0
Telephone -- Integrated.........        5.9
Transport -- Services...........        0.1
Water...........................        0.4
Web Portals/ISP.................        0.3
Wire & Cable Products...........        1.4
Time Deposit....................        0.6
Liabilities in excess of other
  assets........................       (0.8)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW BEAL, Co-lead Portfolio Manager; ERNESTO RAMOS, PH.D., Co-lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; JESSICA L.G. OCCHIALINI, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; SHU NUNG LEE, CFA, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of
Global & Systematic Management & Research and Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Emerging market equities registered solid gains during the 12 months ended March 31, 2002, outperforming the world's developed markets.

  During the first half of the period, stocks in emerging countries fell due to a downturn in global economic growth and corporate profits, accentuated by events of September 11. Stocks rallied sharply throughout the remainder of the fiscal year, however, driven by:

  - Massive liquidity injected into the global financial system after the terrorist attacks

  - Signs of economic recovery in the US, Europe and within emerging countries

  - Lack of contagion following Argentina's debt default and currency devaluation in January

  Favorable country-specific developments lent additional support to stock prices. For example, Standard & Poor's upgraded Mexico's credit rating, and the South Korean government announced a plan for re-privatizing the country's banks.

  PERFORMANCE: The Fund gained 8.3% between April 1, 2001 and March 31, 2002, versus the MSCI Emerging Markets Free Index benchmark, up 15.0%.

  PORTFOLIO SPECIFICS: Growth stocks lagged value stocks in emerging countries this period. This hurt results versus the style-neutral benchmark since the Fund primarily invests in shares of rapidly growing companies. Stock selection in Mexico and the consumer services and utilities sectors also detracted from performance.

  On a favorable note, issue selection among commercial/industrial services and technology stocks contributed positively to relative results. An overweight in South Korea also helped returns, as did not owning any Argentine stocks throughout the period.

  The Fund remained well diversified across countries and industries. Based on our bottom-up issue selection, we were overweight in the technology and consumer durables sectors at March 31, 2002.

  MARKET OUTLOOK: We believe emerging countries provide a compelling investment opportunity due to:

  - Ongoing benefits of high liquidity and global economic recovery

  - Attractive valuations relative to developed markets, even after recent strong performance

  - Continued progress on structural reforms, including macroeconomic policy-making, regulation and corporate governance

  A risk to our outlook would be any preemptive move by the US Federal Reserve to fight inflation by raising interest rates. That said, we are confident our focus on identifying growth-oriented companies displaying strong fundamental characteristics will benefit the Fund in any environment.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND INSTITUTIONAL SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   8.30%            -2.74%                  2.88%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             EMERGING COUNTRIES      MSCI EMF
          FUND INSTITUTIONAL SHARES   INDEX
11/28/94                   $250,000  $250,000
11/94                      $251,800  $254,738
12/94                      $237,014  $234,279
1/95                       $217,797  $209,353
2/95                       $215,595  $203,984
3/95                       $218,398  $205,280
4/95                       $231,009  $214,489
5/95                       $248,825  $225,900
6/95                       $251,427  $226,568
7/95                       $268,243  $231,654
8/95                       $266,841  $226,197
9/95                       $267,042  $225,124
10/95                      $254,230  $216,506
11/95                      $248,625  $212,645
12/95                      $253,511  $222,076
1/96                       $276,630  $237,862
2/96                       $280,651  $234,080
3/96                       $281,857  $235,903
4/96                       $299,951  $245,335
5/96                       $310,204  $244,239
6/96                       $310,807  $245,764
7/96                       $298,946  $228,968
8/96                       $311,812  $234,829
9/96                       $317,441  $236,863
10/96                      $309,199  $230,546
11/96                      $321,453  $234,409
12/96                      $324,696  $235,469
1/97                       $348,815  $251,531
2/97                       $359,557  $262,302
3/97                       $353,679  $255,412
4/97                       $356,720  $255,864
5/97                       $378,001  $263,186
6/97                       $406,782  $277,271
7/97                       $426,442  $281,410
8/97                       $393,810  $245,601
9/97                       $421,983  $252,406
10/97                      $354,693  $210,990
11/97                      $344,552  $203,291
12/97                      $357,563  $208,190
1/98                       $336,925  $191,862
2/98                       $363,844  $211,887
3/98                       $384,705  $221,082
4/98                       $397,043  $218,674
5/98                       $355,768  $188,707
6/98                       $331,318  $168,912
7/98                       $346,571  $174,268
8/98                       $245,169  $123,880
9/98                       $245,394  $131,738
10/98                      $265,900  $145,611
11/98                      $279,646  $157,721
12/98                      $281,674  $155,435
1/99                       $290,237  $152,927
2/99                       $284,378  $154,415
3/99                       $303,081  $174,765
4/99                       $337,558  $196,387
5/99                       $335,755  $195,245
6/99                       $378,795  $217,403
7/99                       $370,457  $211,498
8/99                       $370,232  $213,422
9/99                       $364,824  $206,199
10/99                      $371,133  $210,590
11/99                      $412,596  $229,472
12/99                      $504,083  $258,656
1/00                       $496,647  $260,198
2/00                       $547,574  $263,634
3/00                       $533,828  $264,921
4/00                       $459,241  $239,808
5/00                       $435,130  $229,894
6/00                       $460,367  $237,992
7/00                       $430,623  $225,753
8/00                       $443,016  $226,862
9/00                       $400,878  $207,054
10/00                      $367,302  $192,042
11/00                      $318,515  $175,251
12/00                      $327,651  $179,482
1/01                       $349,224  $204,197
2/01                       $315,469  $188,208
3/01                       $284,252  $169,722
4/01                       $295,927  $178,108
5/01                       $298,211  $180,234
6/01                       $290,597  $176,535
7/01                       $272,070  $165,379
8/01                       $262,426  $163,742
9/01                       $219,534  $138,395
10/01                      $228,163  $146,989
11/01                      $255,827  $162,335
12/01                      $278,922  $175,224
1/02                       $286,282  $181,164
2/02                       $291,866  $184,135
3/31/02                    $307,855  $195,220

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK -- 79.2%
--------------------------------------------------------------------
BRAZIL -- 4.4%
  Banco Bradesco S.A. -- ADR............        19,500  $    590,070
  Companhia Siderurgica Nacional S.A....    48,925,800       883,991
  Companhia Vale do Rio Doce -- ADR*....        38,600     1,057,254
  Empresa Brasiliera de Aeronautica
    S.A. -- ADR.........................        15,632       315,454
  Gerdau S.A. -- ADR....................        26,200       324,880
  Petroleo Brasileiro S.A. -- ADR.......        73,200     1,937,604
                                                        ------------
                                                           5,109,253
                                                        ------------
CHILE -- 1.8%
  Compania de Petroleos de Chile S.A....       117,900       414,285
  Compania de Telecomunicaciones de
    Chile S.A. -- ADR*..................        79,100     1,184,127
  Empresa Nacional de Electricidad
    S.A. -- ADR.........................        59,700       561,180
                                                        ------------
                                                           2,159,592
                                                        ------------
HONG KONG -- 2.8%
  China Merchants Holdings International
    Co., Ltd............................     1,150,000       906,760
  China Mobile (Hong Kong), Ltd.*.......       766,000     2,361,909
  China Overseas Land & Investment,
    Ltd.................................       612,000        72,187
                                                        ------------
                                                           3,340,856
                                                        ------------
HUNGARY -- 0.5%
  OTP Bank Rt...........................        80,000       616,819
                                                        ------------
INDONESIA -- 0.8%
  PT Bank Central Asia Tbk*.............     3,435,000       900,267
                                                        ------------
ISRAEL -- 1.6%
  Check Point Software Technologies,
    Ltd.*...............................        15,200       462,080
  Taro Pharmaceuticals Industries,
    Ltd.*...............................        19,900       564,165
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................         9,300       508,431
  TTI Team Telecom International,
    Ltd.*...............................        11,300       324,310
                                                        ------------
                                                           1,858,986
                                                        ------------
MALAYSIA -- 4.6%
  Malayan Banking Berhad................       486,000     1,163,842
  Perusahaan Otomobil Nasional Berhad...       279,000       807,632
  Resorts World Berhad..................       400,000     1,042,105
  Telekom Malaysia Berhad...............       397,000       976,829
  Tenaga Nasional Berhad................       464,000     1,343,158
                                                        ------------
                                                           5,333,566
                                                        ------------
MEXICO -- 9.9%
  Alfa S.A..............................       397,800       629,842
  America Movil S.A. de CV -- Ser L --
    ADR.................................        60,400     1,199,544
  Carso Global Telecom Cl. A1*..........       769,500     1,921,029
  Coca-Cola Femsa S.A. de CV --
    Ser L -- ADR........................        24,000       654,240
  Consorcio ARA S.A. de C.V.*...........       264,300       536,063
  Desc S.A. de CV -- Ser B..............       194,700       118,815
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

MEXICO (CONTINUED)
  Fomento Economico Mexicano S.A. de
    CV -- ADR...........................        25,600  $  1,207,040
  Grupo Financiero BBVA Bancomer S.A. de
    CV -- Ser O*........................       939,900     1,029,299
  Organizacion Soriana de Mexico S.A. de
    CV -- Ser. B*.......................       230,600       751,460
  Telefonos de Mexico S.A. de CV
    (Telmex) -- ADR.....................        25,600     1,033,984
  TV Azteca S.A. de C.V. -- ADR.........        72,300       636,240
  Vitro S.A. -- Ser A...................       107,000       110,410
  Wal-Mart de Mexico S.A. -- Ser. C.....       484,600     1,392,598
  Wal-Mart de Mexico S.A. -- Ser. V.....       129,600       425,637
                                                        ------------
                                                          11,646,201
                                                        ------------
PHILIPPINES -- 0.2%
  Philippine Long Distance Telephone
    Co. -- ADR..........................        22,800       237,120
                                                        ------------
POLAND -- 1.2%
  Agora S.A. 144A -- GDR*...............        19,800       292,050
  Bank Pekao S.A.*......................        22,500       566,021
  BRE Bank S.A..........................         8,500       283,041
  Polski Koncern Naftowy Orlen S.A......        51,500       233,451
                                                        ------------
                                                           1,374,563
                                                        ------------
REPUBLIC OF CHINA -- 4.0%
  Aluminum Corp. of China, Ltd.*........     2,558,000       577,208
  Aluminum Corp. of China, Ltd. --
    ADR*................................         2,800        62,020
  Beijing Datang Power Generation Co.,
    Ltd. -- Ser H.......................     2,302,000       841,142
  China Southern Airlines Co., Ltd. --
    Ser. H*.............................     1,048,000       345,985
  Huaneng Power International, Inc. --
    Ser. H..............................     1,318,000       878,695
  PetroChina Co., Ltd. -- Ser H.........     5,874,700     1,205,105
  Yanzhou Coal Mining Co., Ltd. --
    Ser H...............................     1,855,000       737,267
                                                        ------------
                                                           4,647,422
                                                        ------------
RUSSIAN FEDERATION -- 5.6%
  AO VimpelCom -- ADR*..................        19,500       627,510
  LUKOIL -- ADR.........................        15,800       930,225
  OAO Gazprom -- Reg S -- ADR...........         4,900        69,629
  RAO Gazprom -- Reg S -- ADR...........        45,400       645,134
  RAO Unified Energy System (UES) --
    ADR.................................        38,600       624,934
  Surgutneftegaz -- ADR.................       113,500     2,067,402
  YUKOS -- ADR..........................        12,300     1,549,800
                                                        ------------
                                                           6,514,634
                                                        ------------
SOUTH AFRICA -- 2.3%
  Barloworld, Ltd.......................        56,100       306,045
  Harmony Gold Mining Co., Ltd. --
    ADR.................................        47,501       536,761
  Impala Platinum Holdings, Ltd.........         7,200       382,015
  Kumba Resources, Ltd.*................       245,300     1,012,281

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
  M-Cell, Ltd...........................       255,200  $    298,650
  Super Group, Ltd......................       332,400       160,862
                                                        ------------
                                                           2,696,614
                                                        ------------
SOUTH KOREA -- 18.0%
  Daewoo Securities Co., Ltd.*..........       156,510     1,155,882
  Dongkuk Steel Mill Co., Ltd...........       276,070     1,227,486
  Doosan Heavy Industries and
    Construction Co., Ltd...............        97,460       793,224
  Good Morning Securities Co., Ltd.*....       187,430       912,467
  Hana Bank.............................        83,504     1,286,904
  Hyundai Mobis.........................        38,850       925,174
  Hyundai Motor Co., Ltd................        63,140     1,950,895
  Kangwon Land, Inc.....................        10,987     1,684,958
  Kookmin Bank..........................        23,758       993,684
  LG Electronics, Inc...................        47,100     1,597,272
  Pohang Iron & Steel Co., Ltd..........        10,260     1,067,018
  Samsung Electro Mechanics Co., Ltd....        27,990     1,624,198
  Samsung Electronics Co., Ltd..........         5,117     1,378,596
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................         5,300       726,895
  Samsung Fire & Marine Insurance Co.,
    Ltd.................................        24,180     1,302,890
  SK Telecom Co., Ltd...................         8,610     1,894,661
  SK Telecom Co., Ltd. -- ADR...........        21,500       528,900
                                                        ------------
                                                          21,051,104
                                                        ------------
TAIWAN -- 12.5%
  Accton Technology Corp.*..............       370,000     1,014,814
  Advanced Semiconductor
    Engineering, Inc.*..................     1,314,000     1,302,681
  China Steel Corp......................     2,505,000     1,180,878
  Nan Ya Plastic Corp...................     1,404,000     1,464,109
  Siliconware Precision Industries
    Co.*................................     2,209,000     2,208,905
  Taiwan Semiconductor Manufacturing
    Co., Ltd.*..........................       867,000     2,353,185
  United Microelectronics Corp.*........     2,467,450     3,736,264
  Yageo Corp.*..........................     1,577,000     1,405,723
                                                        ------------
                                                          14,666,559
                                                        ------------
THAILAND -- 3.0%
  Bangkok Expressway Public Co., Ltd....     2,184,800       803,235
  BEC World Public Co., Ltd.............        73,800       423,943
  Quality House Public Co., Ltd.*.......     3,176,800       635,068
  TelecomAsia Corp. Public Co., Ltd.*...     2,488,700       583,289
  Thai Farmers Bank Public Co., Ltd.*...     1,801,400     1,055,508
                                                        ------------
                                                           3,501,043
                                                        ------------
TURKEY -- 2.2%
  Hurriyet Gazetecilik ve Matbaacilik
    A.S.*...............................    91,153,000       361,069
  Trakya Cam Sanayii A.S................   145,536,192       484,033
  Turkiye Is Bankasi -- Ser. C..........   140,527,000       777,205
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

TURKEY (CONTINUED)
  Vestel Electronik Sanayai ve Ticaret
    A.S.*...............................   132,626,000  $    337,017
  Yapi ve Kredi Bankasi A.S.*...........   190,910,000       563,598
                                                        ------------
                                                           2,522,922
                                                        ------------
UNITED KINGDOM -- 3.4%
  Anglo American PLC....................       111,700     1,851,674
  BHP Billiton, Ltd.....................       374,900     2,121,080
                                                        ------------
                                                           3,972,754
                                                        ------------
UNITED STATES -- 0.4%
  Precise Software Solutions, Ltd.*.....        20,800       484,432
                                                        ------------
TOTAL COMMON STOCK
  (Cost: $76,952,786).................................    92,634,707
                                                        ------------
--------------------------------------------------------------------
PREFERRED STOCK -- 11.0%
--------------------------------------------------------------------
BRAZIL -- 5.5%
  Aracruz Celulose S.A. -- ADR..........        61,200     1,263,780
  Banco Bradesco S.A....................   192,738,000     1,169,366
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B............    24,340,000       358,711
  Eletropaulo Metropolitana S.A.*.......     7,194,000       229,069
  Petroleo Brasileiro S.A. -- ADR.......        82,100     2,046,753
  Uniao de Bancos Brasileiros S.A.......        13,300       325,185
  Usinas Siderurgicas de Minas
    Gerais -- Ser A.....................       137,700       444,977
  Votorantim Celulose e Papel S.A. --
    ADR*................................        29,700       556,578
                                                        ------------
                                                           6,394,419
                                                        ------------
SOUTH KOREA -- 5.5%
  Hyundai Motor Co., Ltd................       100,600     1,376,005
  Samsung Electronics Co., Ltd..........        37,780     5,124,835
                                                        ------------
                                                           6,500,840
                                                        ------------
TOTAL PREFERRED STOCK
  (Cost: $8,799,862)..................................    12,895,259
                                                        ------------
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 8.6%
--------------------------------------------------------------------
INDIA -- 5.1%
  UBS Hyb Associated Cement Cos.,
    Ltd. -- 03/26/03....................       313,868       990,567
  UBS Hyb Infosys Technology, Ltd. --
    01/08/03............................        22,600     1,730,708
  UBS Hyb Reliance Industries, Ltd. --
    01/08/03............................       254,462     1,567,486
  UBS Hyb Satyam Computers Services,
    Ltd. -- 01/08/03....................       301,475     1,655,098
                                                        ------------
                                                           5,943,859
                                                        ------------
TAIWAN -- 3.5%
  Credit Suisse FB Taiwan Semiconductor
    Manufacturing Co., Ltd. --
    01/26/04............................     1,489,000     2,248,390
  UBS Hyb Elitegroup Computer Systems
    Co., Ltd. -- 03/05/03...............       129,000       710,790

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES (Continued)
--------------------------------------------------------------------
TAIWAN (CONTINUED)
  UBS Hyb Yuanta Core Pacific Securities
    Co. -- 03/05/03.....................     1,545,000  $  1,189,650
                                                        ------------
                                                           4,148,830
                                                        ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $10,553,612).................................    10,092,689
                                                        ------------

TOTAL INVESTMENTS -- 98.8%
  (COST: $96,306,260).............................   115,622,655
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.....     1,447,009
                                                    ------------
NET ASSETS -- 100.0%..............................  $117,069,664
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.3%
Airlines........................        0.3
Applications Software...........        2.9
Audio/Video Products............        0.3
Auto/Truck Parts & Equipment --
  Replacement...................        0.8
Auto-Cars/Light Trucks..........        3.5
Beverages -- non-Alcoholic......        0.6
Brewery.........................        1.0
Building Products --
  Cement/Aggregate..............        0.9
Casino Services.................        1.4
Cellular Telecommunications.....        3.8
Chemicals -- Diversified........        1.3
Coatings/Paint..................        0.8
Commercial Banks Non-US.........        8.8
Decision Support Software.......        0.4
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        4.3
Diversified Operations..........        1.2
Electric Products --
  Miscellaneous.................        1.4
Electric -- Distribution........        0.2
Electric -- Generation..........        1.5
Electric -- Integrated..........        2.5
Electronic Components --
  Miscellaneous.................        3.2
Electronic Components --
  Semiconductors................        6.2
Finance -- Investment
  Bankers/Brokers...............        2.8
Finance -- Other Services.......        0.9
Gas -- Distribution.............        0.6
Gold Mining.....................        0.5
Housewares......................        0.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Internet Security...............        0.4%
Medical -- Drugs................        0.4
Medical -- Generic Drugs........        0.5
Metal -- Aluminum...............        0.6
Metal -- Diversified............        0.9
Mining Services.................        0.6
Miscellaneous Manufacturing.....        0.4
Networking Products.............        0.9
Oil Companies -- Integrated.....        8.3
Oil Refining & Marketing........        0.2
Paper & Related Products........        1.5
Petrochemicals..................        1.3
Platinum........................        0.3
Property/Casualty Insurance.....        1.1
Public Thoroughfares............        0.7
Publishing -- Newspapers........        0.6
Real Estate
  Operation/Development.........        1.1
Resorts/Theme Parks.............        0.9
Retail -- Discount..............        1.5
Retail -- Hypermarkets..........        0.6
Semiconductor Components --
  Integrated Circuits...........        7.1
Semiconductor Equipment.........        3.0
Steel -- Producers..............        3.3
Steel -- Specialty..............        1.0
Telecommunications Services.....        3.2
Telephone -- Integrated.........        4.2
Television......................        0.9
Transport -- Services...........        0.1
Other assets in excess of
  liabilities...................        1.2
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: RANDALL S. KAHN, CFA, Lead Portfolio Manager; DAVID FUJISAKI, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ANDREW BEAL, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; SHU NUNG LEE, CFA, Investment Analyst;

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Hong Kong, the Indian Subcontinent, Indonesia, Japan, South Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand and Vietnam.

  MARKET OVERVIEW: Pacific Rim equities fell during the 12 months ended March 31, 2002. Gains in Australia, New Zealand and Singapore were unable to offset sharp losses in Japan, which dominates the region.

  In Japan, equities fell due to weak economic fundamentals including persistent deflation, rising unemployment and plunging industrial production. Events of September 11 and concerns about the pace of government reform added to selling pressure. Late in the period, however, Japanese stocks rallied due to signs of a cyclical bottoming in the economy and tighter restrictions on short sales.

  Australia was the best-performing market among the world's developed nations. Despite slowing global GDP growth, Australia's economy remained strong due to weakness in the Australian dollar and a boom in housing prices that spurred consumer spending. Low exposure to the troubled technology sector, which represents a small percentage of the country's GDP, lent additional market support.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 4.2%, outperforming the MSCI Pacific Index, which fell 16.1%. For the three years ended March 31, 2002, the Fund advanced 16.2%, annualized, versus a 7.1% drop in the benchmark.

  PORTFOLIO SPECIFICS: The Fund's outperformance this period was largely due to stock selection in South Korea and Hong Kong and in the technology and producers/manufacturing sectors. Exposure to South Korea -- one of the world's best-performing stock markets -- also boosted returns since South Korea is not included in the benchmark.

  Hansol Paper, Fountain Set Holdings and Taiwan Semiconductor were examples of holdings that favorably affected results. Hansol Paper, a South-Korea based paper manufacturer, benefited from a rapid cyclical recovery in the paper industry and progress the company made restructuring its balance sheet. Fountain Set Holdings, a Hong Kong-based textile manufacturer, continues to expand production capacity that should drive productivity and output increases. Taiwan Semiconductor is growing earnings and utilization rates amid increasing demand as well as stronger pricing for semiconductors globally.

  MARKET OUTLOOK: Pacific Rim equities should benefit from the budding global economic recovery. In particular, a rebound in the technology sector bodes well for Hong Kong and Singapore. However, delays in meaningful political and banking-system reform in Japan, could dampen the potential for a revival in the country's economy and stock market.

  We remain optimistic about the prospects for the Fund. Select companies throughout this dynamic region, including Japan are driving profit growth by capitalizing on change. As a result, we are confident our change-centered investment process will continue to identify stocks poised to outperform.

--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND INSTITUTIONAL SHARES WITH THE MSCI PACIFIC INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
   4.18%                                   10.81%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PACIFIC RIM FUND INSTITUTIONAL SHARES  MSCI PACIFIC INDEX
12/31/97                               $250,000            $250,000
1/98                                   $252,000            $263,546
2/98                                   $258,600            $272,995
3/98                                   $253,200            $257,945
4/98                                   $241,200            $252,828
5/98                                   $207,400            $235,652
6/98                                   $193,600            $235,183
7/98                                   $197,400            $231,079
8/98                                   $178,200            $203,755
9/98                                   $192,200            $203,080
10/98                                  $208,200            $238,240
11/98                                  $225,600            $249,174
12/98                                  $233,600            $256,107
1/99                                   $238,200            $257,944
2/99                                   $229,400            $252,897
3/99                                   $246,400            $284,763
4/99                                   $285,400            $303,791
5/99                                   $293,800            $285,682
6/99                                   $355,200            $311,959
7/99                                   $384,400            $335,701
8/99                                   $396,600            $332,281
9/99                                   $405,000            $347,601
10/99                                  $415,400            $361,048
11/99                                  $485,828            $378,959
12/99                                  $566,340            $403,714
1/00                                   $558,541            $384,228
2/00                                   $639,742            $375,794
3/00                                   $583,773            $401,860
4/00                                   $507,160            $373,918
5/00                                   $474,129            $352,176
6/00                                   $514,500            $379,339
7/00                                   $453,714            $343,228
8/00                                   $536,521            $361,911
9/00                                   $482,387            $342,830
10/00                                  $459,449            $323,147
11/00                                  $447,643            $311,912
12/00                                  $416,586            $299,621
1/01                                   $424,083            $298,730
2/01                                   $401,058            $285,989
3/01                                   $371,073            $272,323
4/01                                   $389,814            $290,247
5/01                                   $407,484            $289,161
6/01                                   $396,239            $275,324
7/01                                   $374,821            $257,452
8/01                                   $356,615            $251,376
9/01                                   $320,739            $224,956
10/01                                  $330,913            $227,318
11/01                                  $348,583            $233,842
12/01                                  $344,300            $223,507
1/02                                   $349,119            $211,080
2/02                                   $365,718            $216,736
3/31/02                                $386,601            $228,419

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

PACIFIC RIM FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 93.4%
-----------------------------------------------------------------
AUSTRALIA -- 5.6%
  Broken Hill Proprietary, Ltd..........      18,200  $   110,732
  National Australia Bank, Ltd..........       6,600      120,361
  Securenet, Ltd.*......................     123,100       72,268
  Seven Network, Ltd....................      28,117      110,595
  Sons of Gwalia, Ltd...................      32,500      115,519
  Woolworths, Ltd.......................      16,986      113,137
                                                      -----------
                                                          642,612
                                                      -----------
CHINA -- 0.8%
  China Petroleum & Chemical Corp.......     548,000       88,526
                                                      -----------
HONG KONG -- 8.7%
  China Mobile (Hong Kong), Ltd.*.......      37,500      115,629
  China Overseas Land & Investment,
    Ltd.................................      22,000        2,595
  CLP Holdings, Ltd.....................      28,000      114,875
  Dickson Concepts (International),
    Ltd.*...............................     437,000       97,488
  Fountain Set Holdings, Ltd............     490,000      123,760
  Hang Seng Bank, Ltd...................       6,900       77,185
  High Fashion International, Ltd.......     458,000      109,806
  Hong Kong & Shanghai Hotels, Ltd......     273,000      115,504
  Tungtex Holdings Co., Ltd.............     436,000      103,414
  Varitronix International, Ltd.........     153,000      133,389
                                                      -----------
                                                          993,645
                                                      -----------
INDIA -- 3.9%
  Hero Honda Motors, Ltd................      16,100      110,139
  Hindustan Lever, Ltd..................      21,387       98,802
  Housing Development Finance Corp.,
    Ltd.................................       3,901       54,748
  Infosys Technologies, Inc.............       1,300       99,551
  ITC, Ltd..............................       5,800       82,832
                                                      -----------
                                                          446,072
                                                      -----------
INDONESIA -- 3.8%
  Bentoel Internasional Investama
    Tbk*................................   4,699,500       98,056
  PT Bank Internasional Indonesia*......  12,565,000       31,972
  PT Bank Pan Indonesia Tbk.............   1,260,000       58,992
  PT Lippo Bank Tbk*....................   6,400,000       45,598
  PT Sepatu Bata Tbk....................      73,500      115,954
  PT Telekomunikasi Indonesia...........     217,500       90,210
                                                      -----------
                                                          440,782
                                                      -----------
JAPAN -- 48.1%
  Asahi Glass Co., Ltd..................      20,000      127,363
  Daiwa Securities Group, Inc...........      17,000      100,562
  Diamond Lease Co., Ltd................       7,000       86,302
  Eisai Co., Ltd........................       3,000       74,018
  Fuji Heavy Industries, Ltd............      22,000      107,398
  Hankyu Department Stores, Inc.........      18,000      108,651
  Hitachi Chemical Co., Ltd.............      16,300      178,330
  Hoya Corp.............................       2,700      188,848
  Japan Air Lines Co., Ltd..............      46,000      124,948
  Jeol, Ltd.............................      35,000      179,839
  JSR Corp..............................      25,000      171,841
  Keyence Corp..........................         900      171,939
  Komatsu, Ltd..........................      50,000      178,821
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

JAPAN (CONTINUED)
  Kyorin Pharmaceutical Co., Ltd........       4,000  $    96,880
  Mimasu Semiconductor Industry Co.,
    Ltd.................................       8,300      106,462
  Mitsubishi Pharma Corp................      10,000       97,333
  Murata Manufacturing Co., Ltd.........       2,300      147,508
  Nidec Corp............................       2,500      159,958
  Nissan Motor Co., Ltd.................      39,000      281,903
  Nitto Denko Corp......................       6,700      195,639
  NTN Corp..............................      45,000      106,274
  NTT DoCoMo, Inc. W/I*.................          40      108,349
  NTT DoCoMo, Inc.......................          10       27,163
  Plenus Co., Ltd.......................       3,300       97,106
  Ricoh Company, Ltd....................       5,000       92,617
  Rohm Co., Ltd.........................       1,100      165,164
  Shimamura Co., Ltd....................       2,700      175,810
  Shin-Etsu Chemical Co., Ltd...........       5,500      232,806
  Shinkawa, Ltd.........................       7,500      132,135
  SMC Corp..............................       1,500      177,123
  Sony Corp.............................       5,900      306,719
  Sparx Asset Management Co. Lt*........           4       74,245
  Takeda Chemical Industries, Ltd.......       2,000       81,035
  Thine Electronics, Inc................           9      120,195
  THK Co., Ltd..........................       5,800      110,280
  Tokyo Electron, Ltd...................       1,900      132,033
  Towa Corp.*...........................      11,400      147,946
  Yahoo Japan Corp......................           4       95,673
  Yamaichi Electronics Co., Ltd.........       9,600      113,069
  Yuanta Core Pacific Securities Co.*...     149,000      114,512
                                                      -----------
                                                        5,494,797
                                                      -----------
MALAYSIA -- 3.4%
  Malayan Banking Berhad................      46,800      112,074
  Telekom Malaysia Berhad...............      35,000       86,118
  Tenaga Nasional Berhad................      30,000       86,842
  Unisem (M) Berhad.....................      31,000      103,605
                                                      -----------
                                                          388,639
                                                      -----------
PHILIPPINES -- 1.0%
  Manila Electric Co.*..................      59,600       51,984
  Philippine Long Distance Telephone
    Co..................................       5,700       59,771
                                                      -----------
                                                          111,755
                                                      -----------
REPUBLIC OF CHINA -- 2.5%
  Huaneng Power International, Inc. --
    Ser. H..............................     172,000      114,670
  PetroChina Co., Ltd. -- Ser H.........     830,000      170,262
                                                      -----------
                                                          284,932
                                                      -----------
SINGAPORE -- 1.1%
  United Overseas Bank, Ltd.............      15,000      123,654
                                                      -----------
SOUTH KOREA -- 6.5%
  Hansol Paper Co.......................      11,850       80,462
  Kookmin Bank..........................         171        7,152
  Kumgang Korea Chemical Co., Ltd.......         980      115,212
  LG Chemical Ltd.......................       5,260      173,226
  Pantech Co., Ltd......................      10,650      126,810

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------
PACIFIC RIM FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
SOUTH KOREA (CONTINUED)
  Samsung Electronics Co., Ltd..........         410  $   110,460
  Samsung SDI Co., Ltd..................       1,610      137,104
                                                      -----------
                                                          750,426
                                                      -----------
TAIWAN -- 6.8%
  Au Optronics Corp.*...................          81          114
  China Steel Corp......................     246,000      115,966
  Eva Airways Corp......................     198,000       67,883
  Evergreen Marine Corp.................     121,000       59,460
  Nan Ya Plastic Corp...................     107,000      111,581
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*...................       2,800       58,100
  Taiwan Semiconductor Manufacturing
    Co., Ltd............................      71,400      193,792
  Test-Rite International Co............      75,000       56,355
  United Microelectronics Corp.*........      36,750       55,648
  Wan Hai Lines Ltd.....................     114,000       56,020
                                                      -----------
                                                          774,919
                                                      -----------
THAILAND -- 1.2%
  PTT Exploration and Production Public
    Co., Ltd............................      49,900      139,885
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $9,560,156)................................   10,680,644
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

PREFERRED STOCK -- 1.7%
-----------------------------------------------------------------
SOUTH KOREA -- 1.7%
  LG Household & Health Care, Ltd.*.....       5,068  $    77,149
  Samsung Electronics Co., Ltd..........         830      112,589
                                                      -----------
                                                          189,738
                                                      -----------
TOTAL PREFERRED STOCK
  (Cost: $96,352)...................................      189,738
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 7.1%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $812,464)....................  $  812,464      812,464
                                                      -----------

TOTAL INVESTMENTS -- 102.2%
  (Cost: $10,468,972).............................    11,682,846
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%)...      (253,715)
                                                     -----------
NET ASSETS -- 100.0%..............................   $11,429,131
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
PACIFIC RIM FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        1.7%
Apparel Manufacturers...........        1.9
Applications Software...........        0.9
Audio/Video Products............        2.7
Auto -- Cars/Light Trucks.......        3.4
Building Products -- Doors &
  Windows.......................        1.1
Cellular Telecommunications.....        2.2
Chemicals -- Diversified........        6.3
Coatings/Paint..................        1.0
Commercial Banks Non-US.........        4.0
Computer Data Security..........        0.6
Distribution/Wholesale..........        0.5
Diversified Minerals............        1.0
Electric -- Distribution........        0.5
Electric -- Generation..........        1.0
Electric -- Integrated..........        1.8
Electronic Components --
  Miscellaneous.................        3.7
Electronic Components --
  Semiconductors................        6.3
Electronic Connectors...........        1.0
Electronic Measure
  Instruments...................        1.5
Finance -- Investment
  Bankers/Brokers...............        1.9
Finance -- Leasing Company......        0.8
Finance -- Mortgage
  Loan/Banker...................        0.5
Food -- Retail..................        1.0
Footwear & Related Apparel......        1.0
Gold Mining.....................        1.0
Hotels & Motels.................        1.0
Instruments -- Scientific.......        1.6
Investment Management/Advisor
  Services......................        0.6
Machinery Tools & Related
  Products......................        1.0
Machinery -- Construction &
  Mining........................        1.6
Machinery -- Electrical.........        2.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical -- Drugs................        3.1%
Metal Processors &
  Fabrication...................        0.9
Miscellaneous Manufacturing.....        1.3
Money Center Banks..............        1.1
Motorcycle/Motor Scooter........        1.0
Office Automation & Equipment...        0.8
Oil Companies -- Exploration &
  Production....................        1.2
Oil Companies -- Integrated.....        2.3
Optical Supplies................        1.6
Paper & Related Products........        0.7
Petrochemicals..................        1.5
Real Estate
  Operation/Development.........        0.0
Retail -- Apparel/Shoe..........        1.5
Retail -- Jewelry...............        0.8
Retail -- Major Department
  Stores........................        0.9
Retail -- Restaurants...........        0.8
Rubber & Vinyl..................        1.5
Semiconductor Components --
  Integrated Circuits...........        2.7
Semiconductor Equipment.........        2.3
Soap & Cleaning Products........        1.5
Steel -- Producers..............        1.0
Telecommunications Services.....        1.5
Telephone -- Integrated.........        0.5
Television......................        1.0
Textile -- Products.............        1.1
Tobacco.........................        1.6
Transport -- Marine.............        1.0
Web Portals/ISP.................        0.8
Wireless Equipment..............        1.1
Time Deposit....................        7.1
Liabilities in excess of other
  assets........................       (2.2)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Lead Portfolio Manager; THEODORA JAMISON, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Latin America Fund seeks to provide long-term capital appreciation primarily through investment in the securities of companies located in the Latin American countries of South America, Carribean, Central America and Mexico.

  MARKET OVERVIEW: Buoyed by aggressive global monetary easing, Latin American equities climbed higher during the fiscal year ended March 31, 2002. A sharp decline in Argentina and softness in Brazil was more than offset by a double-digit gain in Mexico, the region's largest stock market.

  In January, the Argentine government announced the largest sovereign debt default in history and devalued the Argentine peso by nearly 30%. The crisis had been brewing for more than a year, as political uncertainty, capital flight and high interest rates stifled economic growth and tax revenues.

  Equity losses in Brazil were modest and concentrated in the first half of the period. The market proved resilient in light of neighboring Argentina's difficulties, the September 11 terrorist attacks and an energy crisis that caused power rationing. In a surprise move, Brazil's central bank lowered interest rates in February, which further fueled investor confidence.

  Stock prices in Mexico rallied dramatically this period amid peso strength, stable unemployment and improving economic prospects in the US, a key trading partner. Early in 2002, Standard & Poor's upgraded Mexico's credit rating testament to the country's progress on monetary and fiscal reform.

  PERFORMANCE: The Fund gained 12.3% during the fiscal year ended March 31, 2002 versus the MSCI Latin America Index, which rose 10.1%.

  PORTFOLIO SPECIFICS: The Fund's outperformance this period was largely due to stock selection in Brazil and in the financial services and producers/ manufacturing sectors. Having no exposure to Argentina throughout the fiscal year also helped relative returns.

  Top-performing holdings included Aracruz Celulose, a Brazilian paper company; Gerdau, a steel manufacturer also headquartered in Brazil; and Grupo Financiero BBVA Bancomer, a Mexico-based financial services firm. Corporacion Geo, Mexico's leading affordable housing developer, was another strong performer. The company benefited from accelerating home sales and is cutting costs, reducing working capital needs and participating in higher-priced housing segments.

  Based on our company-specific research, we increased exposure to Chile this period, bringing the Fund's country weight in line with the benchmark at March 31, 2002. We decreased exposure to consumer non-durables stocks as we identified better opportunities elsewhere, particularly in the producers/ manufacturing sector.

  MARKET OUTLOOK: A number of factors support continued gains among Latin American equities, including:

  - Lack of Argentine contagion has removed a major market uncertainty

  - Improving outlook for global GDP growth should boost economic activity in the region

  - Valuations remain attractive, even following recent price appreciation

  We remain confident that our bottom-up investment process will continue to identify companies with exciting growth prospects for the Fund.

--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LATIN AMERICA FUND INSTITUTIONAL SHARES WITH THE MSCI EMF LATIN AMERICA INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
  12.27%                                    5.35%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           LATIN AMERICA FUND   MSCI EMF LATIN AMERICA
          INSTITUTIONAL SHARES          INDEX
11/30/97              $250,000                $250,000
12/97                 $268,400                $266,611
1/98                  $241,600                $236,997
2/98                  $255,800                $249,446
3/98                  $279,200                $267,132
4/98                  $283,200                $261,012
5/98                  $247,400                $227,252
6/98                  $239,000                $213,822
7/98                  $257,400                $224,401
8/98                  $163,400                $146,560
9/98                  $172,800                $161,567
10/98                 $189,400                $174,060
11/98                 $204,800                $187,502
12/98                 $192,013                $173,011
1/99                  $175,130                $152,526
2/99                  $187,538                $162,259
3/99                  $235,134                $195,245
4/99                  $273,984                $223,370
5/99                  $258,119                $216,389
6/99                  $265,645                $226,695
7/99                  $232,490                $209,249
8/99                  $223,540                $202,944
9/99                  $233,304                $206,259
10/99                 $247,338                $210,910
11/99                 $279,883                $237,512
12/99                 $378,330                $274,897
1/00                  $370,397                $263,143
2/00                  $411,078                $283,339
3/00                  $420,435                $285,690
4/00                  $362,058                $254,861
5/00                  $324,428                $242,432
6/00                  $377,720                $264,583
7/00                  $364,295                $259,093
8/00                  $375,483                $265,345
9/00                  $350,667                $249,704
10/00                 $332,158                $240,944
11/00                 $291,417                $218,849
12/00                 $314,351                $229,345
1/01                  $345,236                $262,715
2/01                  $312,822                $239,316
3/01                  $279,185                $224,401
4/01                  $289,582                $238,829
5/01                  $296,615                $245,988
6/01                  $307,624                $243,473
7/01                  $288,665                $229,774
8/01                  $274,904                $221,801
9/01                  $233,623                $186,468
10/01                 $232,400                $193,871
11/01                 $250,437                $205,522
12/01                 $284,458                $228,479
1/02                  $282,253                $228,251
2/02                  $298,949                $236,080
3/31/02               $313,440                $247,010

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index Latin America Index ("MSCI EMF Latin America") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Latin America Index is composed of companies representative of the market structure of 7 Latin American countries including, Argentina, Chile, Colombia, Brazil, Mexico, Peru and Venezuela. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

LATIN AMERICA FUND

                                            NUMBER
                                           OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 75.8%
-----------------------------------------------------------------
BRAZIL -- 16.9%
  Banco Bradesco S.A. -- ADR............        1,100  $   33,286
  Companhia Siderurgica Nacional S.A....    8,535,300     154,216
  Companhia Vale do Rio Doce -- ADR*....        5,400     147,906
  Empresa Brasiliera de Aeronautica
    S.A. -- ADR.........................        1,926      38,867
  Gerdau S.A. -- ADR....................        9,800     121,520
  Petroleo Brasileiro S.A. -- ADR.......        6,700     177,349
                                                       ----------
                                                          673,144
                                                       ----------
CHILE -- 11.3%
  Companhia de Telecomunicaciones de
    Chile S.A. -- ADR*..................       14,200     212,574
  Compania de Petroleos de Chile S.A....       47,800     167,963
  Empresa Nacional de Electricidad
    S.A. -- ADR.........................        7,500      70,500
                                                       ----------
                                                          451,037
                                                       ----------
MEXICO -- 42.4%
  Alfa de Mexico S.A. de C.V. Cl. A.....       13,600      21,533
  America Movil S.A. de C.V. --
    Ser. L -- ADR.......................       19,300     383,298
  Carso Global Telecom*.................       52,000     129,816
  Cemex S.A. de C.V. -- ADR.............        4,800     141,792
  Coca-Cola Femsa S.A. -- ADR...........        3,000      81,780
  Corporacion GEO S.A. -- Ser. B*.......       31,300      74,666
  Desc S.A. -- Ser B....................        6,400       3,906
  Fomento Economico Mexicano, S.A. --
    ADR.................................          700      33,005
  Grupo Financiero Banorte-O S.A.*......       37,700      89,515
  Grupo Financiero BBVA Bancomer
    S.A. -- Ser. O*.....................       49,900      54,646
  Grupo Telavisa S.A. -- ADR*...........        2,300     111,573
  Organizacion Soriana de Mexico
    S.A. -- Ser. B*.....................       38,500     125,461
  Telefonos de Mexico S.A. -- ADR.......        3,900     157,521
  Vitro S.A. -- Series A................       46,200      47,672
  Vitro S.A. -- Sponsored -- ADR........       28,600      85,800
  Wal-Mart de Mexico S.A. -- Ser. C.....       34,800     100,005
  Wal-Mart de Mexico S.A. -- Ser. V.....       15,800      51,891
                                                       ----------
                                                        1,693,880
                                                       ----------
PERU -- 5.2%
  Compania de Minas Buenaventura
    S.A. -- ADR.........................        4,700     126,947
  Credicorp, Ltd........................        7,900      78,684
                                                       ----------
                                                          205,631
                                                       ----------
TOTAL COMMON STOCK
  (Cost: $2,599,398).................................   3,023,692
                                                       ----------
                                            NUMBER
                                           OF SHARES     VALUE
-----------------------------------------------------------------

PREFERRED STOCK -- 22.5%
-----------------------------------------------------------------
BRAZIL -- 22.5%
  Aracruz Celulose S.A. -- ADR..........        4,000  $   82,600
  Banco Bradesco S.A....................   22,800,000     138,330
  Banco Itau S.A........................    1,720,000     137,289
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B............    1,700,000      25,054
  Companhia de Bebidas das Americas --
    ADR.................................        4,900      95,599
  Eletropaulo Metropolitana S.A.*.......    1,600,000      50,947
  Petroleo Brasileiro S.A. -- ADR.......        3,300      82,269
  Uniao de Bancos Brasileiros S.A.......        4,700     114,915
  Usinas Siderurgicas de Minas
    Gerais -- Ser A.....................       22,700      73,355
  Votorantim Celulose e Papel S.A. --
    ADR*................................        5,300      99,322
                                                       ----------
                                                          899,680
                                                       ----------
TOTAL PREFERRED STOCK
  (Cost: $796,014)...................................     899,680
                                                       ----------

                                           PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 1.6%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $63,450).....................  $    63,450      63,450
                                                       ----------

TOTAL INVESTMENTS -- 99.9%
  (Cost: $3,458,862)..............................    3,986,822
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.....        3,786
                                                     ----------
NET ASSETS -- 100.0%..............................   $3,990,608
                                                     ----------
                                                     ----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
LATIN AMERICA FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        1.0%
Beverages -- non-Alcoholic......        2.1
Brewery.........................        3.2
Broadcast Services/Program......        2.8
Building Products -- Cement/
  Aggregate.....................        3.6
Building--Residential/Commercial...       1.9
Cellular Telecommunications.....        9.6
Commercial Banks Non-US.........       12.6
Diversified Minerals............        3.7
Diversified Operations..........        4.8
Electric -- Distribution........        1.3
Electric -- Integrated..........        2.4
Finance -- Other Services.......        3.6

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Housewares......................        3.3%
Oil Companies -- Integrated.....        6.5
Paper & Related Products........        4.6
Retail -- Discount..............        3.8
Retail -- Hypermarkets..........        3.1
Silver Mining...................        3.2
Steel -- Producers..............        1.8
Steel -- Specialty..............        6.9
Telephone -- Integrated.........       12.5
Time Deposit....................        1.6
Other assets in excess of
  liabilities...................        0.1
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Lead Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; LIANNE NELSON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Broad, large-cap US equity indices, including the S&P 500 and the Russell 3000, registered flat to modestly positive returns from April 1, 2001 through March 31, 2002. Relatively neutral performance reflected a period characterized by extraordinary ups and downs.

  Throughout much of the first half of the fiscal year, equity prices drifted lower amid a downturn in economic and earnings growth. Events of September 11 dealt another blow to an already weak economy and stock market. Equities rallied sharply in subsequent months, only to face renewed selling pressure as Enron's collapse raised questions about accounting practices and earnings quality. In a final, favorable turn of events, stocks posted gains late in the period due to stronger-than-expected economic reports.

  After lowering interest rates 11 times in 2001 -- a calendar-year record -- the Federal Reserve shifted to a neutral stance at its March meeting. The Federal Reserve cited the significant pace of economic expansion as the reason for its change in policy.

  PERFORMANCE: The Large Cap Growth Fund fell 20.0% during the 12 months ended March 31, 2002 versus the Russell 1000 Growth Index, which lost 2.0%. Despite trailing near term, the Fund gained 13.2%, annualized, during the five years ended March 31, 2002, outperforming the Russell 1000 Growth Index, up 7.6%.

  PORTFOLIO SPECIFICS: The majority of the Fund's underperformance was concentrated in the first six months of the period. During that time, investors became more risk averse, preferring lower P/E, lower growth-rate stocks. This hurt relative results since the Fund generally owns industry leaders -- companies with strong fundamentals that command premium valuations and growth forecasts. In particular, stock selection among technology issues detracted from results versus the benchmark.

  On the plus side, issue selection in the consumer services sector and an overweight in financial services helped relative returns this period. MGM Mirage, Citigroup and Clear Channel Communications, a diversified media company, were top-performers. During the second half of the period, the Fund's results were in line with the benchmark.

  MARKET OUTLOOK: Our outlook for the US stock market is positive. The economy should continue to improve, which means corporate profits should accelerate. Valuations appear reasonable given low inflation and interest rates. While recently adopting a neutral stance, we don't expect the Federal Reserve to aggressively raise rates this year -- particularly if turmoil in the Middle East causes oil prices to spike.

  We are especially optimistic about investment prospects for the Fund. Investors recently started rewarding stocks of companies that exceed earnings expectations, which they had not done during the previous 18 months. These are precisely the types of companies we focus on identifying.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -20.04%           13.21%                 13.37%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LARGE CAP GROWTH FUND
           Institutional Shares  Russell 1000 Growth Index
12/27/96               $250,000                   $250,000
12/96                  $247,200                   $246,185
1/97                   $272,400                   $263,452
2/97                   $267,800                   $261,669
3/97                   $260,000                   $247,507
4/97                   $270,000                   $263,941
5/97                   $300,200                   $282,990
6/97                   $311,400                   $294,315
7/97                   $350,200                   $320,345
8/97                   $342,200                   $301,595
9/97                   $359,600                   $316,436
10/97                  $359,200                   $304,741
11/97                  $354,897                   $317,683
12/97                  $361,073                   $321,241
1/98                   $366,478                   $330,846
2/98                   $400,192                   $355,733
3/98                   $424,641                   $369,912
4/98                   $438,281                   $375,032
5/98                   $427,214                   $364,388
6/98                   $458,097                   $386,707
7/98                   $448,284                   $384,147
8/98                   $373,570                   $326,494
9/98                   $420,007                   $351,576
10/98                  $451,657                   $379,832
11/98                  $494,721                   $408,726
12/98                  $580,590                   $445,580
1/99                   $645,965                   $471,745
2/99                   $632,475                   $450,195
3/99                   $697,590                   $473,907
4/99                   $730,134                   $474,514
5/99                   $735,294                   $459,932
6/99                   $770,229                   $492,146
7/99                   $760,111                   $476,505
8/99                   $755,701                   $484,291
9/99                   $769,969                   $474,116
10/99                  $825,745                   $509,922
11/99                  $920,954                   $537,432
12/99                $1,138,610                   $593,330
1/00                 $1,089,839                   $565,509
2/00                 $1,248,865                   $593,157
3/00                 $1,292,448                   $635,615
4/00                 $1,193,089                   $605,372
5/00                 $1,117,078                   $574,886
6/00                 $1,235,116                   $618,456
7/00                 $1,180,637                   $592,673
8/00                 $1,334,734                   $646,334
9/00                 $1,219,032                   $585,197
10/00                $1,094,249                   $557,505
11/00                  $883,799                   $475,324
12/00                  $865,615                   $460,284
1/01                   $843,954                   $492,085
2/01                   $698,749                   $408,544
3/01                   $604,620                   $364,086
4/01                   $683,507                   $410,132
5/01                   $652,754                   $404,095
6/01                   $620,130                   $394,736
7/01                   $584,564                   $384,872
8/01                   $518,513                   $353,389
9/01                   $434,278                   $318,121
10/01                  $455,938                   $334,822
11/01                  $511,560                   $366,999
12/01                  $508,886                   $366,302
1/02                   $489,365                   $359,818
2/02                   $457,810                   $344,886
3/31/02                $483,482                   $356,819

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 1000 Growth Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 98.1%
----------------------------------------------------------------
ATHLETIC FOOTWEAR -- 3.1%
  Nike, Inc. Cl. B......................    49,500   $ 2,970,495
                                                     -----------
AUTO/TRUCK PARTS&EQUIPMENT-REPLACEMENT -- 2.0%
  Delphi Automotive Systems Corp........   121,900     1,949,181
                                                     -----------
BEVERAGES-WINE/SPIRITS -- 3.3%
  Anheuser Busch, Inc...................    60,300     3,147,660
                                                     -----------
BROADCAST SERVICES/PROGRAM -- 5.9%
  AOL Time Warner, Inc.*................    99,000     2,341,350
  Clear Channel Communications Inc.*....    65,700     3,377,637
                                                     -----------
                                                       5,718,987
                                                     -----------
CASINO HOTELS -- 4.1%
  MGM Mirage, Inc.*.....................   109,100     3,952,693
                                                     -----------
COMMERCIAL SERVICES-FINANCE -- 1.5%
  Paychex Inc...........................    35,200     1,397,440
                                                     -----------
COMPUTERS -- 2.8%
  Dell Computer Corp.*..................   104,800     2,736,328
                                                     -----------
COMPUTERS-INTEGRATED SYSTEMS -- 2.7%
  Brocade Communications
    Systems, Inc.*......................    95,900     2,589,300
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
  Citigroup, Inc........................    58,000     2,872,160
                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 3.7%
  Cendant Corp.*........................   183,200     3,517,440
                                                     -----------
E-COMMERCE/SERVICES -- 2.9%
  eBay, Inc.*...........................    49,600     2,809,344
                                                     -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.0%
  Intel Corp............................   126,000     3,831,660
                                                     -----------
ENTERPRISE SOFTWARE/SERVICES -- 2.2%
  BMC Software, Inc.*...................   108,800     2,116,160
                                                     -----------
FINANCE-INVESTMENT BANKERS/BROKERS -- 2.2%
  J.P. Morgan Chase & Co................    58,900     2,099,785
                                                     -----------
MACHINERY-GENERAL INDUSTRY -- 1.9%
  Ingersoll-Rand Co. Cl. A..............    36,500     1,825,730
                                                     -----------
MEDICAL PRODUCTS -- 3.4%
  Johnson & Johnson.....................    50,800     3,299,460
                                                     -----------
MEDICAL-BIOMEDICAL/GENETICS -- 8.9%
  Amgen, Inc.*..........................    49,800     2,972,064
  Genentech, Inc.*......................    55,600     2,805,020
  IDEC Pharmaceuticals Corp.*...........    42,700     2,745,610
                                                     -----------
                                                       8,522,694
                                                     -----------
MEDICAL-DRUGS -- 3.5%
  Wyeth.................................    50,800     3,335,020
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

MEDICAL-HMO -- 2.9%
  UnitedHealth Group, Inc...............    37,000   $ 2,827,540
                                                     -----------
NETWORKING PRODUCTS -- 2.6%
  Cisco Systems, Inc.*..................   148,000     2,505,640
                                                     -----------
OIL&GAS DRILLING -- 3.5%
  Nabors Industries, Inc.*..............    79,900     3,375,775
                                                     -----------
OIL-FIELD SERVICES -- 2.6%
  BJ Services Co.*......................    71,200     2,454,264
                                                     -----------
PAPER&RELATED PRODUCTS -- 2.7%
  Georgia-Pacific Corp..................    87,900     2,632,605
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 3.3%
  Travelers Property Casualty Cl. A*....   159,100     3,182,000
                                                     -----------
RETAIL-BUILDING PRODUCTS -- 2.5%
  Home Depot, Inc.......................    49,300     2,396,473
                                                     -----------
RETAIL-DISCOUNT -- 5.6%
  Costco Wholesale Corp.*...............    54,800     2,182,136
  Wal-Mart Stores, Inc..................    52,100     3,193,209
                                                     -----------
                                                       5,375,345
                                                     -----------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.5%
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*...................   161,100     3,342,825
                                                     -----------
SEMICONDUCTOR EQUIPMENT -- 5.4%
  KLA -Tencor Corp.*....................    36,500     2,427,250
  Teradyne, Inc.*.......................    70,100     2,764,043
                                                     -----------
                                                       5,191,293
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.4%
  Nokia Corp. -- ADR....................   112,900     2,341,546
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $87,340,159)..............................   94,316,843
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 0.4%
----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $385,441)....................  $385,441       385,441
                                                     -----------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $87,725,600).............................    94,702,284
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%.....     1,453,060
                                                     -----------
NET ASSETS -- 100.0%..............................   $96,155,344
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; LIANNE NELSON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

  MARKET OVERVIEW: A balance of market ups and downs caused broad US equity indices to post lackluster returns during the fiscal year ended March 31, 2002. The S&P 500 Index was essentially flat and the Russell 3000 Index registered slightly positive performance.

  A downturn in GDP and earnings growth caused equity prices to fall throughout much of the first six months of the period. The September 11 terrorist attacks dealt another blow to an already soft economy and stock market. Equities prices rebounded dramatically in the following months, only to face renewed selling pressure in the wake of Enron's bankruptcy and concerns over the quality of corporate financial disclosures. Late in the period, better-than-expected economic reports sent stock prices higher and caused the Federal Reserve to shift from an easing to neutral bias at its last policy meeting of the fiscal year.

  In anticipation of a pickup in GDP growth, investors exhibited a preference for smaller stocks in cyclical industries. Mid-cap names outperformed their large-cap counterparts this period, most notably those in the basic materials, industrial and consumer discretionary sectors.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Mid Cap Growth Fund fell 16.2% versus the Russell Midcap Growth Index, up 4.7%.

  PORTFOLIO SPECIFICS: Mid-cap growth stocks with the highest P/E ratios and growth rates underperformed lower P/E, lower growth-rate names this period. Amid economic and political uncertainty, investors were unwilling to pay for above-average growth potential. This hurt relative results since the Fund generally owns industry leaders -- companies with strong fundamentals that command premium valuations and growth forecasts. This effect became less pronounced near the end of the fiscal year, and the Fund's results versus its benchmark improved accordingly.

  On a positive note, several stocks contributed favorably to returns. KLA-Tencor and Novellus Systems, two semiconductor capital equipment companies, benefited from increased spending among international chip foundries and new technologies requiring new production facilities. Career Education, a provider of post-secondary education, also performed well as laid-off workers and adults changing careers sought training.

  MARKET OUTLOOK: A resilient consumer, inventory rebuilding and increased government spending should support further strengthening of the economy. Economic improvement is already filtering through to companies in the form of positive earnings surprises and upward revisions to earnings estimates. Investors are beginning to once again reward stocks exceeding growth expectations. In this environment, we are confident our focus on identifying companies with exceptional growth potential will benefit the Fund.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
  1 YEAR              5 YEARS             10 YEARS
  -16.18%           6.70%                   9.87%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MID CAP GROWTH    RUSSELL MID
         FUND INSTITUTIONAL  CAP GROWTH
               SHARES           INDEX
9/30/85            $250,000    $250,000
10/85              $263,067    $250,000
11/85              $289,075    $250,000
12/85              $311,845    $250,000
1/86               $325,057    $254,808
2/86               $353,131    $277,271
3/86               $388,397    $293,919
4/86               $386,014    $297,128
5/86               $420,048    $315,779
6/86               $437,508    $320,667
7/86               $413,912    $295,149
8/86               $435,670    $308,539
9/86               $388,690    $282,971
10/86              $426,535    $300,054
11/86              $426,862    $302,871
12/86              $414,298    $293,876
1/87               $479,744    $334,697
2/87               $504,626    $359,632
3/87               $508,798    $364,489
4/87               $503,490    $355,010
5/87               $505,638    $357,301
6/87               $523,217    $371,925
7/87               $560,976    $388,852
8/87               $578,628    $404,897
9/87               $570,276    $395,953
10/87              $410,751    $287,176
11/87              $376,686    $267,199
12/87              $429,184    $301,987
1/88               $414,234    $305,045
2/88               $445,495    $330,064
3/88               $439,956    $331,554
4/88               $443,945    $333,427
5/88               $447,748    $327,525
6/88               $488,926    $352,277
7/88               $470,868    $338,945
8/88               $452,959    $326,033
9/88               $478,446    $338,930
10/88              $482,736    $336,883
11/88              $467,079    $328,773
12/88              $483,551    $341,011
1/89               $513,032    $361,109
2/89               $500,497    $358,146
3/89               $509,489    $362,534
4/89               $536,526    $383,183
5/89               $569,665    $403,542
6/89               $542,075    $398,132
7/89               $603,745    $429,326
8/89               $625,701    $445,944
9/89               $637,944    $445,787
10/89              $619,358    $427,200
11/89              $641,325    $437,312
12/89              $647,588    $448,368
1/90               $609,035    $406,819
2/90               $635,691    $415,183
3/90               $655,821    $432,585
4/90               $640,453    $420,621
5/90               $744,313    $463,877
6/90               $753,890    $469,603
7/90               $728,383    $454,631
8/90               $669,141    $401,763
9/90               $618,532    $374,546
10/90              $604,533    $367,545
11/90              $644,412    $406,884
12/90              $652,316    $425,352
1/91               $716,026    $457,257
2/91               $782,807    $497,513
3/91               $822,078    $523,511
4/91               $801,992    $518,851
5/91               $839,659    $545,081
6/91               $785,305    $515,371
7/91               $844,962    $541,370
8/91               $884,985    $558,290
9/91               $886,371    $557,647
10/91              $913,819    $570,159
11/91              $873,764    $551,355
12/91            $1,014,498    $625,386
1/92             $1,022,276    $630,953
2/92             $1,039,007    $632,315
3/92               $987,749    $606,340
4/92               $959,664    $594,735
5/92               $949,652    $595,894
6/92               $919,326    $578,165
7/92               $953,770    $603,939
8/92               $929,227    $596,032
9/92               $964,692    $609,088
10/92            $1,019,937    $627,437
11/92            $1,099,152    $667,083
12/92            $1,151,984    $679,861
1/93             $1,184,317    $687,877
2/93             $1,169,592    $666,698
3/93             $1,226,044    $686,002
4/93             $1,194,788    $657,827
5/93             $1,273,545    $688,870
6/93             $1,305,239    $686,039
7/93             $1,319,646    $683,876
8/93             $1,391,679    $723,633
9/93             $1,408,006    $732,292
10/93            $1,405,125    $744,090
11/93            $1,349,419    $726,780
12/93            $1,379,769    $755,946
1/94             $1,402,024    $775,397
2/94             $1,374,712    $768,730
3/94             $1,282,659    $732,496
4/94             $1,292,775    $730,706
5/94             $1,271,532    $731,775
6/94             $1,208,815    $700,291
7/94             $1,230,058    $719,689
8/94             $1,290,752    $762,617
9/94             $1,268,498    $750,040
10/94            $1,284,683    $763,001
11/94            $1,205,781    $729,350
12/94            $1,234,650    $739,573
1/95             $1,211,553    $748,464
2/95             $1,280,844    $788,291
3/95             $1,324,939    $819,555
4/95             $1,350,136    $826,431
5/95             $1,371,133    $846,806
6/95             $1,472,971    $885,344
7/95             $1,591,607    $941,059
8/95             $1,626,252    $951,363
9/95             $1,659,848    $972,541
10/95            $1,642,000    $947,965
11/95            $1,673,497    $990,329
12/95            $1,710,915    $990,864
1/96             $1,729,729  $1,008,363
2/96             $1,799,449  $1,046,509
3/96             $1,799,449  $1,054,755
4/96             $1,916,756  $1,105,711
5/96             $1,994,223  $1,128,289
6/96             $1,945,530  $1,094,192
7/96             $1,798,342  $1,009,250
8/96             $1,882,450  $1,063,810
9/96             $2,000,863  $1,131,384
10/96            $1,974,303  $1,118,112
11/96            $2,041,312  $1,183,980
12/96            $1,992,539  $1,164,042
1/97             $2,075,809  $1,215,551
2/97             $1,941,387  $1,188,785
3/97             $1,830,757  $1,121,606
4/97             $1,833,136  $1,149,075
5/97             $1,990,160  $1,252,043
6/97             $2,065,103  $1,286,687
7/97             $2,275,658  $1,409,849
8/97             $2,242,350  $1,396,089
9/97             $2,389,857  $1,466,745
10/97            $2,249,488  $1,393,305
11/97            $2,249,940  $1,407,948
12/97            $2,324,432  $1,426,435
1/98             $2,266,663  $1,400,745
2/98             $2,484,056  $1,532,443
3/98             $2,608,715  $1,596,683
4/98             $2,578,310  $1,618,366
5/98             $2,427,807  $1,551,802
6/98             $2,579,830  $1,595,703
7/98             $2,467,594  $1,527,343
8/98             $1,935,213  $1,235,834
9/98             $2,126,364  $1,329,313
10/98            $2,180,076  $1,427,190
11/98            $2,326,994  $1,523,454
12/98            $2,665,064  $1,681,223
1/99             $2,938,364  $1,731,626
2/99             $2,695,080  $1,646,949
3/99             $3,028,410  $1,738,668
4/99             $3,148,472  $1,817,899
5/99             $3,003,134  $1,794,521
6/99             $3,243,258  $1,919,796
7/99             $3,194,286  $1,858,670
8/99             $3,249,577  $1,839,359
9/99             $3,246,418  $1,823,706
10/99            $3,630,301  $1,964,715
11/99            $4,093,172  $2,168,180
12/99            $5,306,432  $2,543,601
1/00             $5,336,448  $2,543,092
2/00             $7,345,909  $3,077,726
3/00             $6,556,026  $3,080,896
4/00             $5,608,167  $2,781,834
5/00             $5,011,016  $2,579,066
6/00             $5,897,264  $2,852,731
7/00             $5,573,412  $2,672,096
8/00             $6,521,272  $3,075,074
9/00             $6,434,385  $2,924,734
10/00            $5,537,078  $2,724,565
11/00            $4,125,684  $2,132,490
12/00            $4,576,444  $2,244,787
1/01             $4,498,727  $2,373,009
2/01             $3,568,339  $1,962,550
3/01             $3,019,876  $1,681,670
4/01             $3,483,960  $1,961,987
5/01             $3,339,628  $1,952,766
6/01             $3,248,587  $1,953,801
7/01             $2,884,426  $1,822,036
8/01             $2,582,438  $1,689,939
9/01             $2,122,795  $1,410,592
10/01            $2,342,812  $1,558,845
11/01            $2,518,245  $1,726,733
12/01            $2,595,969  $1,792,349
1/02             $2,504,921  $1,734,097
2/02             $2,322,826  $1,635,774
3/31/02          $2,531,569  $1,760,584

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

MID CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 99.3%
------------------------------------------------------------------
ADVERTISING AGENCIES -- 1.1%
  Interpublic Group of Cos., Inc........      33,700  $  1,155,236
                                                      ------------
ADVERTISING SALES -- 0.9%
  Lamar Advertising Co. Cl. A*..........      24,600       999,252
                                                      ------------
AEROSPACE/DEFENSE -- 1.0%
  Northrop Grunman Corp.................       9,300     1,051,365
                                                      ------------
APPAREL MANUFACTURERS -- 0.9%
  Coach, Inc.*..........................      18,500       938,135
                                                      ------------
APPLICATIONS SOFTWARE -- 2.9%
  Compuware Corp.*......................      74,100       956,631
  Mercury Interactive Corp.*............      30,700     1,155,855
  Siebel Systems, Inc.*.................      32,000     1,043,520
                                                      ------------
                                                         3,156,006
                                                      ------------
AUDIO/VIDEO PRODUCTS -- 0.6%
  Polycom, Inc.*........................      26,200       644,520
                                                      ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
  Advanced Auto Parts, Inc.*............      20,600       947,600
                                                      ------------
CABLE TV -- 1.1%
  USA Networks, Inc.*...................      37,000     1,175,490
                                                      ------------
COMMERCIAL BANKS-CENTRAL US -- 0.8%
  TCF Financial Corp....................      16,300       857,543
                                                      ------------
COMMERCIAL SERVICES -- 0.6%
  Convergys Corp.*......................      22,100       653,497
                                                      ------------
COMMERCIAL SERVICES-FINANCE -- 2.1%
  Concord EFS, Inc.*....................      70,900     2,357,425
                                                      ------------
COMPUTER SERVICES -- 3.3%
  Affiliated Computer Services, Inc.
    Cl. A*..............................      15,500       870,015
  Bisys Group, Inc.*....................      33,000     1,163,250
  SunGard Data Systems, Inc.*...........      47,100     1,552,887
                                                      ------------
                                                         3,586,152
                                                      ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
  Brocade Communications
    Systems, Inc.*......................      32,600       880,200
                                                      ------------
COMPUTERS-MEMORY DEVICES -- 1.1%
  Network Appliance, Inc.*..............      59,400     1,210,572
                                                      ------------
CONTAINERS-PAPER/PLASTIC -- 0.7%
  Smurfit-Stone Container Corp.*........      46,900       803,866
                                                      ------------
E-COMMERCE/SERVICES -- 0.8%
  Expedia, Inc. Cl. A*..................      13,300       928,872
                                                      ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
  Broadcom Corp. Cl. A*.................      33,700     1,209,830
  Conexant Systems, Inc.*...............      68,000       819,400
  Fairchild Semiconductor International
    Cl. A*..............................      41,400     1,184,040
  LSI Logic Corp.*......................      64,700     1,099,900
  National Semiconductor Corp.*.........      40,100     1,350,969
                                                      ------------
                                                         5,664,139
                                                      ------------
ELECTRONIC FORMS -- 1.3%
  Adobe Systems, Inc....................      36,100     1,454,469
                                                      ------------
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

ELECTRONICS-MILITARY -- 1.3%
  L-3 Communications Holdings, Inc.*....      12,500  $  1,400,000
                                                      ------------
ENTERPRISE SOFTWARE/SERVICES -- 4.1%
  BEA Systems, Inc.*....................      56,200       770,502
  BMC Software, Inc.*...................      50,800       988,060
  Manugistics Group, Inc.*..............      55,200     1,185,696
  PeopleSoft, Inc.*.....................      44,600     1,629,238
                                                      ------------
                                                         4,573,496
                                                      ------------
ENTERTAINMENT SOFTWARE -- 0.6%
  Electronic Arts, Inc.*................      11,300       687,040
                                                      ------------
FINANCE-CONSUMER LOANS -- 1.1%
  USA Education, Inc....................      12,800     1,251,840
                                                      ------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.1%
  Bear Stearns Co., Inc.................      18,900     1,185,975
                                                      ------------
HOTELS & MOTELS -- 1.0%
  Marriott International Cl. A..........      24,700     1,110,265
                                                      ------------
HUMAN RESOURCES -- 1.0%
  Robert Half International, Inc.*......      37,300     1,101,096
                                                      ------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Applied Biosystems Group..............      31,800       710,730
                                                      ------------
INSURANCE BROKERS -- 0.7%
  Brown & Brown, Inc....................      26,200       822,680
                                                      ------------
INTERNET SECURITY -- 1.2%
  Network Associates, Inc.*.............      30,300       733,260
  SonicWall, Inc.*......................      44,900       585,496
                                                      ------------
                                                         1,318,756
                                                      ------------
MEDICAL INFORMATION SYSTEMS -- 0.7%
  Cerner Corp.*.........................      15,100       720,421
                                                      ------------
MEDICAL INSTRUMENTS -- 3.3%
  Boston Scientific Corp.*..............      34,000       853,060
  Guidant Corp.*........................      39,300     1,702,476
  St. Jude Medical, Inc.*...............      14,100     1,087,815
                                                      ------------
                                                         3,643,351
                                                      ------------
MEDICAL LABS & TESTING SERVICES -- 0.9%
  Laboratory Corporation Of America
    Holdings*...........................      10,700     1,025,702
                                                      ------------
MEDICAL PRODUCTS -- 0.8%
  Zimmer Holdings, Inc.*................      25,000       851,250
                                                      ------------
MEDICAL-BIOMEDICAL/GENETICS -- 7.0%
  Affymetrix, Inc.*.....................      30,900       895,482
  Genzyme Corp-General Division*........      32,200     1,406,174
  Human Genome Sciences, Inc.*..........      29,000       631,910
  ICOS Corp.*...........................      17,400       800,226
  IDEC Pharmaceuticals Corp.*...........      33,800     2,173,340
  Millennium Pharmaceuticals, Inc.*.....      44,700       997,257
  Protein Design Labs, Inc.*............      49,400       846,222
                                                      ------------
                                                         7,750,611
                                                      ------------
MEDICAL-DRUGS -- 6.7%
  Allergan, Inc.........................      24,500     1,583,925
  Cephalon, Inc.*.......................      17,400     1,096,200
  Forest Laboratories, Inc. Cl. A.*.....       9,600       784,320

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK (Continued)
------------------------------------------------------------------
MEDICAL-DRUGS (CONTINUED)
  King Pharmaceuticals, Inc.*...........      26,600  $    931,266
  Medimmune, Inc.*......................      32,800     1,290,024
  OSI Pharmaceuticals, Inc.*............      20,400       798,660
  Vertex Pharmaceutical, Inc.*..........      34,200       952,812
                                                      ------------
                                                         7,437,207
                                                      ------------
MEDICAL-HMO -- 1.1%
  Anthem, Inc.*.........................      21,800     1,255,026
                                                      ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.8%
  AmerisourceBergen Corp.*..............      12,300       840,090
                                                      ------------
MOTION PICTURES & SERVICES -- 0.8%
  Macrovision Corp.*....................      33,500       892,775
                                                      ------------
MOTORCYCLE/MOTOR SCOOTER -- 0.8%
  Harley-Davidson, Inc..................      16,600       915,158
                                                      ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
  EOG Resources, Inc....................      31,700     1,285,752
                                                      ------------
OIL FIELD MACHINERY & EQUIPMENT -- 2.4%
  National-Oilwell, Inc.*...............      45,300     1,147,449
  Smith International, Inc.*............      22,400     1,517,600
                                                      ------------
                                                         2,665,049
                                                      ------------
OIL REFINING & MARKETING -- 0.9%
  Valero Energy Corp....................      20,300     1,005,256
                                                      ------------
OIL & GAS DRILLING -- 5.9%
  GlobalSantaFe Corp....................      31,226     1,021,090
  Nabors Industries, Inc.*..............      36,200     1,529,450
  Noble Drilling Corp.*.................      37,200     1,539,708
  Patterson Energy, Inc.*...............      30,900       918,966
  Rowan Companies, Inc.*................      65,400     1,506,816
                                                      ------------
                                                         6,516,030
                                                      ------------
OIL-FIELD SERVICES -- 2.1%
  Baker Hughes, Inc.....................      21,300       814,725
  BJ Services Co.*......................      44,900     1,547,703
                                                      ------------
                                                         2,362,428
                                                      ------------
PAPER & RELATED PRODUCTS -- 1.0%
  Georgia-Pacific Corp..................      36,000     1,078,200
                                                      ------------
RADIO -- 1.4%
  Hispanic Broadcasting Corp.*..........      51,300     1,493,856
                                                      ------------
RETAIL-APPAREL/SHOE -- 0.7%
  Foot Locker, Inc.*....................      49,300       797,674
                                                      ------------
RETAIL-BEDDING -- 1.0 %
  Bed Bath & Beyond, Inc.*..............      34,100     1,150,875
                                                      ------------
RETAIL-CONSUMER ELECTRONICS -- 1.0%
  Best Buy Co., Inc.*...................      14,200     1,124,640
                                                      ------------
RETAIL-DISCOUNT -- 1.2%
  TJX Cos., Inc.........................      34,100     1,364,341
                                                      ------------
RETAIL-HOME FURNISHINGS -- 1.1%
  Pier 1 Imports, Inc...................      58,700     1,208,633
                                                      ------------
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

RETAIL-MAIL ORDER -- 1.2%
  Williams Somona, Inc.*................      28,000  $  1,287,720
                                                      ------------
RETAIL-OFFICE SUPPLIES -- 0.7%
  Staples, Inc.*........................      37,000       738,890
                                                      ------------
RETAIL-RESTAURANTS -- 1.2%
  Starbucks Corp.*......................      56,000     1,295,280
                                                      ------------
SCHOOLS -- 2.9%
  Apollo Group, Inc. Cl. A*.............      27,400     1,467,270
  Career Education Corp.*...............      43,200     1,710,720
                                                      ------------
                                                         3,177,990
                                                      ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
  Micrel, Inc.*.........................      39,900     1,006,278
                                                      ------------
SEMICONDUCTOR EQUIPMENT -- 4.9%
  KLA -Tencor Corp.*....................      25,100     1,669,150
  LAM Research Corp.*...................      56,700     1,662,444
  Novellus Systems, Inc.*...............      39,100     2,116,483
                                                      ------------
                                                         5,448,077
                                                      ------------
TELEVISION -- 1.0%
  Univision Communications, Inc.
    Cl. A*..............................      26,100     1,096,200
                                                      ------------
THERAPEUTICS -- 1.9%
  Abgenix, Inc.*........................      32,000       604,480
  Gilead Sciences, Inc.*................      40,400     1,453,996
                                                      ------------
                                                         2,058,476
                                                      ------------
TOOLS-HAND HELD -- 0.7%
  Stanley Works.........................      16,400       758,500
                                                      ------------
WEB PORTALS/ISP -- 0.9%
  Yahoo!, Inc.*.........................      54,300     1,002,921
                                                      ------------
WIRELESS EQUIPMENT -- 1.5%
  Powerwave Technologies, Inc.*.........      58,700       755,469
  RF Micro Devices, Inc.*...............      52,800       945,120
                                                      ------------
                                                         1,700,589
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $97,720,494)...............................   109,581,463
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 1.7%
------------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $1,884,711)..................  $1,884,711     1,884,711
                                                      ------------

TOTAL INVESTMENTS -- 101.0%
  (Cost: $99,605,205).............................   111,466,174
LIABILITIES IN EXCESS OF OTHER ASSETS --
(1.0%)............................................    (1,106,433)
                                                    ------------
NET ASSETS -- 100.0%..............................  $110,359,741
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: During the fiscal year ended March 31, 2002, major US equity indices, including the S&P 500 and Russell 3000, registered flat to slightly positive returns.

  Investors sent equity prices lower during the first half of the period amid slowing economic and earnings growth. The terrorist attacks worsened a difficult economic and investment environment. While stock prices rose in the weeks and months following September 11, Enron's bankruptcy sparked renewed selling pressure due to concerns about corporate accounting policies.

  The fiscal year ended on a positive note, however; late in the period, investors bid stock prices higher in response to a stream of favorable economic reports. Signs of economic recovery led the Federal Reserve to move from an easing bias to a neutral stance at its March policy meeting.

  Unlike major equity indices, which are dominated by large-cap stocks, small-cap equity indices climbed higher this period. Small caps generally respond well to accommodative monetary policy and the Federal Reserve cut interest rates 4.75% in 2001. Small-cap names in economically sensitive, value-oriented sectors including transportation and basic materials performed particularly well.

  PERFORMANCE: The Fund posted a 0.2% gain during the 12 months ended March 31, 2002 versus a 4.9% increase in the Russell 2000 Growth Index. On an annualized basis, for the five years ended March 31, 2002, the Fund advanced 8.9%, outperforming the benchmark, which rose 4.9%.

  PORTFOLIO SPECIFICS: Stock selection in the technology and healthcare sectors positively impacted the Fund's results versus its benchmark this period. Top-performing holdings included Pharmaceutical Product Development, a provider of drug discovery and development services, and JDA Software Group, a maker of software solutions for retailers. Being overweight in the retail sector -- a group that did relatively well -- also helped returns.

  Factors detracting from relative results included issue selection in the consumer and insurance services sectors and being underweight in financial services firms, which did well. In addition, because investors rotated in and out of industry groups, the market lacked leadership this period. Trimming back outperforming positions would have worked well in this environment. However, we generally hold onto our best-performing holdings since they often appreciate into mid-cap stocks.

  MARKET OUTLOOK: Our outlook for US equities is positive. As the economy improves, company fundamentals should strengthen and stock prices should rise. We don't expect the Federal Reserve to aggressively raise interest rates this year, given the recovery is in its early stages. In addition, the Fed will be less likely to increase rates should troubles in the Middle East drive oil prices up sharply.

  We are encouraged by evidence the market is once again rewarding companies exceeding earnings expectations. During the past 18 months, this had not been the case. This bodes well for the Fund, since our investment process focuses on identifying companies positioned to deliver outstanding earnings growth.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   0.21%            8.93%                   8.77%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    SMALL CAP              RUSSELL 2000
         GROWTH FUND INSTITUTIONAL SHARES  GROWTH INDEX
10/1/93                          $250,000      $250,000
10/93                            $250,400      $257,230
11/93                            $237,400      $246,825
12/93                            $249,920      $256,565
1/94                             $257,143      $263,395
2/94                             $255,286      $262,236
3/94                             $234,855      $246,126
4/94                             $235,474      $246,503
5/94                             $229,076      $240,979
6/94                             $217,519      $230,682
7/94                             $222,679      $233,969
8/94                             $237,744      $251,138
9/94                             $240,633      $252,190
10/94                            $243,935      $254,876
11/94                            $231,553      $244,564
12/94                            $241,147      $250,325
1/95                             $231,007      $245,226
2/95                             $243,351      $256,558
3/95                             $255,254      $264,052
4/95                             $259,442      $268,024
5/95                             $261,426      $271,535
6/95                             $284,571      $290,246
7/95                             $312,124      $312,868
8/95                             $313,006      $316,729
9/95                             $319,619      $323,250
10/95                            $307,055      $307,350
11/95                            $320,721      $320,916
12/95                            $327,708      $328,027
1/96                             $323,033      $325,311
2/96                             $342,668      $340,146
3/96                             $352,952      $346,870
4/96                             $389,650      $373,500
5/96                             $411,388      $392,653
6/96                             $386,378      $367,138
7/96                             $341,966      $322,318
8/96                             $372,353      $346,179
9/96                             $397,130      $364,007
10/96                            $379,833      $348,304
11/96                            $383,574      $357,990
12/96                            $389,595      $364,971
1/97                             $394,413      $374,088
2/97                             $351,961      $351,497
3/97                             $332,993      $326,692
4/97                             $327,874      $322,912
5/97                             $379,961      $371,446
6/97                             $407,660      $384,041
7/97                             $436,865      $403,720
8/97                             $445,295      $415,835
9/97                             $487,145      $449,019
10/97                            $452,521      $422,051
11/97                            $435,017      $411,989
12/97                            $436,748      $412,220
1/98                             $426,704      $406,721
2/98                             $464,803      $442,630
3/98                             $490,779      $461,199
4/98                             $490,779      $464,026
5/98                             $452,334      $430,314
6/98                             $468,959      $434,712
7/98                             $429,195      $398,414
8/98                             $325,073      $306,444
9/98                             $358,956      $337,514
10/98                            $363,545      $355,119
11/98                            $401,944      $382,665
12/98                            $455,854      $417,293
1/99                             $500,962      $436,063
2/99                             $447,786      $396,172
3/99                             $495,828      $410,283
4/99                             $525,167      $446,515
5/99                             $504,263      $447,221
6/99                             $566,975      $470,780
7/99                             $569,542      $456,224
8/99                             $564,775      $439,161
9/99                             $581,645      $447,633
10/99                            $637,022      $459,096
11/99                            $720,228      $507,641
12/99                            $882,812      $597,113
1/00                             $860,761      $591,554
2/00                           $1,159,018      $729,185
3/00                           $1,010,263      $652,533
4/00                             $867,488      $586,647
5/00                             $762,089      $535,280
6/00                             $918,319      $604,427
7/00                             $822,264      $552,628
8/00                             $942,613      $610,759
9/00                             $886,924      $580,416
10/00                            $793,111      $533,304
11/00                            $611,428      $436,472
12/00                            $665,221      $463,180
1/01                             $676,406      $500,669
2/01                             $563,494      $432,038
3/01                             $509,701      $392,757
4/01                             $570,951      $440,842
5/01                             $573,081      $451,052
6/01                             $583,733      $463,352
7/01                             $545,918      $423,824
8/01                             $509,701      $397,335
9/01                             $423,420      $333,205
10/01                            $459,104      $365,259
11/01                            $495,321      $395,758
12/01                            $518,223      $420,414
1/02                             $503,310      $405,447
2/02                             $471,886      $379,215
3/31/02                          $510,766      $412,169

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.3%
----------------------------------------------------------------
ADVERTISING SERVICES -- 0.5%
  Getty Images, Inc.*.................      30,000  $    898,800
                                                    ------------
AEROSPACE/DEFENSE -- 0.6%
  Gencorp Inc.........................      34,100       536,052
  Teledyne Technologies, Inc.*........      31,900       528,902
                                                    ------------
                                                       1,064,954
                                                    ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Curtiss-Wright Corp.................       6,500       432,250
  DRS Technologies, Inc.*.............      16,900       701,181
                                                    ------------
                                                       1,133,431
                                                    ------------
APPAREL MANUFACTURERS -- 0.4%
  Quiksilver, Inc.*...................      31,800       695,784
                                                    ------------
APPLICATIONS SOFTWARE -- 2.9%
  Actuant Corp. Cl. A*................      19,600       845,740
  HNC Software, Inc.*.................      25,800       433,440
  J.D. Edwards & Co.*.................      82,000     1,479,280
  MatrixOne, Inc.*....................      39,200       349,664
  MRO Software, Inc.*.................      24,000       298,560
  National Instruments Corp.*.........      18,950       792,489
  Netegrity, Inc.*....................      23,900       353,481
  Pinnacle Systems Inc.*..............      55,900       445,523
  Roxio, Inc.*........................       7,400       167,906
                                                    ------------
                                                       5,166,083
                                                    ------------
ATHLETIC FOOTWEAR -- 0.5%
  Reebok International, Ltd.*.........      30,200       816,306
                                                    ------------
AUDIO/VIDEO PRODUCTS -- 0.7%
  Harman International
    Industries, Inc...................      14,300       705,705
  Polycom, Inc.*......................      19,000       467,400
  Vialta, Inc. Cl. A*.................      23,750        25,888
                                                    ------------
                                                       1,198,993
                                                    ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.8%
  American Axle & Mfg
    Holdings, Inc.*...................      22,600       655,400
  Arvinmeritor Inc....................      30,000       856,500
  BorgWarner, Inc.....................      13,900       874,588
  Superior Industries
    International, Inc................      17,800       868,284
                                                    ------------
                                                       3,254,772
                                                    ------------
B2B/E-COMMERCE -- 0.5%
  Ariba, Inc.*........................      87,900       398,187
  webMethods, Inc.*...................      26,800       461,764
                                                    ------------
                                                         859,951
                                                    ------------
BEVERAGES-WINE/SPIRITS -- 0.9%
  Constellation Brands, Inc. Cl. A*...      28,500     1,566,360
                                                    ------------
BROADCAST SERVICES/PROGRAM -- 0.8%
  Radio One, Inc. Cl. D*..............      39,900       821,940
  Spanish Broadcasting Systems, Inc.
    Cl. A*............................      49,100       665,305
                                                    ------------
                                                       1,487,245
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.5%
  Texas Industries, Inc...............      21,600  $    889,920
                                                    ------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
  Elcor Corp..........................      10,700       237,540
                                                    ------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.8%
  Monaco Coach Corp.*.................      22,200       539,460
  Winnebago Industries, Inc...........      22,500       944,775
                                                    ------------
                                                       1,484,235
                                                    ------------
CASINO HOTELS -- 0.2%
  Ameristar Casinos, Inc.*............      14,600       401,208
                                                    ------------
CASINO SERVICES -- 0.7%
  Argosy Gaming Corp.*................      15,700       576,033
  Station Casinos, Inc.*..............      44,800       745,920
                                                    ------------
                                                       1,321,953
                                                    ------------
CHEMICALS-PLASTICS -- 0.3%
  Schulman (A.) Inc...................      30,000       548,700
                                                    ------------
CHEMICALS-SPECIALTY -- 0.7%
  Cabot Microelectronics Corp.*.......       6,200       419,430
  Crompton Corp.......................      60,300       744,705
                                                    ------------
                                                       1,164,135
                                                    ------------
CIRCUIT BOARDS -- 0.2%
  DDi Corp.*..........................      34,900       297,697
                                                    ------------
COMMERCIAL BANKS-WESTERN US -- 0.9%
  Greater Bay Bancorp.................      26,300       897,356
  Ucbh Holdings Inc...................      19,500       701,610
                                                    ------------
                                                       1,598,966
                                                    ------------
COMMERCIAL SERVICES -- 1.7%
  Alliance Data Systems Corp.*........      22,800       573,192
  Plexus Corp.*.......................      36,600       863,760
  Pre-Paid Legal Services, Inc.*......      23,100       659,736
  Teletech Holdings Inc.*.............      46,000       617,780
  Steiner Leisure, Ltd.*..............      13,300       286,748
                                                    ------------
                                                       3,001,216
                                                    ------------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  PRG-Schultz International, Inc.*....      56,600       795,230
                                                    ------------
COMPUTER SERVICES -- 1.6%
  CACI International, Inc. Cl. A*.....      19,000       667,090
  Ciber Inc.*.........................      70,800       647,820
  Manhattan Associates, Inc.*.........      22,300       849,630
  PEC Solutions Inc.*.................      26,300       646,717
                                                    ------------
                                                       2,811,257
                                                    ------------
COMPUTERS -- 0.7%
  Mentor Graphics Corp.*..............      27,400       579,236
  Mentor Corp.........................      18,900       681,912
                                                    ------------
                                                       1,261,148
                                                    ------------
COMPUTERS-MEMORY DEVICES -- 0.7%
  Advanced Digital Information
    Corp.*............................      44,700       581,547

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES (CONTINUED)
  Hutchinson Technology, Inc.*........      12,600  $    271,782
  Western Digital Corp.*..............      49,500       308,385
                                                    ------------
                                                       1,161,714
                                                    ------------
CONSULTING SERVICES -- 0.4%
  Corporate Executive Board Co.*......      20,300       761,473
                                                    ------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
  Dial Corp...........................      47,500       855,950
                                                    ------------
DATA PROCESSING/MANAGEMENT -- 2.0%
  Documentum, Inc.*...................      33,100       842,395
  FileNET Corp.*......................      26,900       459,721
  Global Payments, Inc................      22,400       820,960
  InterCept Group, Inc.*..............      12,600       456,750
  Reynolds & Reynolds Co. Cl. A.......      33,300       999,000
                                                    ------------
                                                       3,578,826
                                                    ------------
DECISION SUPPORT SOFTWARE -- 0.7%
  Cognos Inc.*........................      35,800       982,710
  NetIQ Corp.*........................       9,000       196,290
                                                    ------------
                                                       1,179,000
                                                    ------------
DIAGNOSTIC EQUIPMENT -- 0.3%
  Igen International, Inc.*...........      14,900       564,412
                                                    ------------
DIAGNOSTIC KITS -- 0.4%
  Diagnostic Products Corp............      16,100       695,520
                                                    ------------
DIALYSIS CENTERS -- 0.3%
  Renal Care Group, Inc.*.............      15,600       511,680
                                                    ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.4%
  ICU Medical, Inc.*..................      17,100       622,440
                                                    ------------
DISTRIBUTION/WHOLESALE -- 1.8%
  Hughes Supply Inc...................      21,100       822,056
  Tech Data Corp.*....................      27,900     1,280,331
  United Stationers, Inc.*............      29,100     1,108,710
                                                    ------------
                                                       3,211,097
                                                    ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
  Roper Industries Inc................      16,200       805,788
  Griffon Corp.*......................      37,500       628,125
                                                    ------------
                                                       1,433,913
                                                    ------------
DRUG DELIVERY SYSTEMS -- 0.3%
  Alkermes, Inc.*.....................      22,700       591,562
                                                    ------------
E-SERVICES/CONSULTING -- 0.6%
  Digital Insight Corp................      36,800     1,013,840
                                                    ------------
EDUCATIONAL SOFTWARE -- 0.4%
  Renaissance Learning, Inc.*.........      22,500       735,750
                                                    ------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
  Ametek, Inc.........................      25,400       945,134
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.3%
  Cirrus Logic, Inc.*.................      46,600  $    879,342
  ESS Technology, Inc.*...............      22,000       456,280
  Fairchild Semiconductor
    International Corp. Cl. A*........      28,800       823,680
  Globespan, Inc.*....................      22,300       332,716
  Integrated Circuit
    Systems, Inc.*....................      43,700       891,480
  Monolithic System
    Technology, Inc.*.................      30,800       354,200
  Oak Technology, Inc.*...............      42,500       632,400
  Semtech Corp.*......................      13,900       507,350
  Zoran Corp.*........................      23,400     1,022,112
                                                    ------------
                                                       5,899,560
                                                    ------------
ELECTRONICS-MILITARY -- 0.6%
  EDO Corp............................      11,100       299,811
  Integrated Defense
    Technologies, Inc.*...............      26,000       721,500
                                                    ------------
                                                       1,021,311
                                                    ------------
ENTERPRISE SOFTWARE/SERVICES -- 1.8%
  Hyperion Solutions Corp.*...........      38,100     1,029,081
  JDA Software Group, Inc.*...........      39,700     1,265,636
  Manugistics Group, Inc.*............      38,800       833,424
                                                    ------------
                                                       3,128,141
                                                    ------------
FILTRATION/SEPARATE PRODUCTS -- 0.4%
  Donaldson Co. Inc...................      16,500       663,465
                                                    ------------
FINANCE-CREDIT CARD -- 0.5%
  Providian Financial Corp............     127,000       958,850
                                                    ------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.5%
  Investment Technology
    Group, Inc.*......................      15,700       828,018
                                                    ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
  Doral Financial Corp................      31,600     1,072,820
                                                    ------------
FOOD-DAIRY PRODUCTS -- 0.4%
  Dreyer's Grand Ice Cream, Inc.......      17,200       708,468
                                                    ------------
FOOD-MEAT PRODUCTS -- 0.4%
  Smithfield Foods, Inc.*.............      28,200       736,020
                                                    ------------
FOOD-RETAIL -- 0.9%
  Pathmark Stores, Inc.*..............      37,300       893,335
  Whole Foods Market, Inc.*...........      13,700       625,953
                                                    ------------
                                                       1,519,288
                                                    ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.8%
  Dole Food, Inc......................      25,500       790,500
  United Natural Foods, Inc.*.........      26,400       657,624
                                                    ------------
                                                       1,448,124
                                                    ------------
FOOTWEAR & RELATED APPAREL -- 0.5%
  Wolverine World Wide, Inc...........      47,500       852,625
                                                    ------------
GARDEN PRODUCTS -- 0.4%
  Toro Co.............................      11,400       679,440
                                                    ------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
  Stericycle, Inc.*...................      11,700       731,964
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
HUMAN RESOURCES -- 0.7%
  Administaff, Inc.*..................      21,600  $    596,808
  AMN Healthcare Services, Inc.*......       6,100       164,090
  Cross Country, Inc.*................      10,800       291,600
  On Assignment, Inc.*................      14,900       266,710
                                                    ------------
                                                       1,319,208
                                                    ------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.0%
  Brooks Automation, Inc.*............      38,500     1,749,440
                                                    ------------
INDUSTRIAL GASES -- 0.5%
  Airgas, Inc.*.......................      42,600       856,260
                                                    ------------
INSTRUMENTS-CONTROLS -- 0.5%
  Photon Dynamics, Inc.*..............      18,000       916,020
                                                    ------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
  FEI Co.*............................      11,600       412,380
  Varian, Inc.*.......................      13,800       523,572
                                                    ------------
                                                         935,952
                                                    ------------
INSURANCE BROKERS -- 0.4%
  Hilb, Rogal & Hamilton Co...........      23,500       733,200
                                                    ------------
INTERNET CONTENT-ENTERTAINMENT -- 0.3%
  Alloy, Inc.*........................      30,100       452,403
                                                    ------------
INTERNET CONTENT-INFO/NEWS -- 0.4%
  ProQuest Co.*.......................      17,100       735,129
                                                    ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.3%
  F5 Networks, Inc.*..................      26,300       611,212
                                                    ------------
INTERNET SECURITY -- 0.3%
  SonicWall, Inc.*....................      47,400       618,096
                                                    ------------
INVESTMENT COMPANIES -- 0.5%
  American Capital Strategies, Ltd....      30,200       934,992
                                                    ------------
LASERS-SYSTEMS/COMPONENTS -- 1.6%
  Coherent, Inc.*.....................      16,000       542,400
  Cymer, Inc.*........................      18,100       898,846
  Electro Scientific
    Industries, Inc.*.................      28,200     1,033,530
  Electronics for Imaging, Inc.*......      23,900       437,370
                                                    ------------
                                                       2,912,146
                                                    ------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
  Jlg Industries, Inc.................      18,500       273,800
                                                    ------------
MACHINERY-FARM -- 0.4%
  Agco Corp.*.........................      32,100       732,522
                                                    ------------
MACHINERY-GENERAL INDUSTRY -- 0.4%
  Manitowoc Company, Inc..............      18,800       742,600
                                                    ------------
MACHINERY-PRINT TRADE -- 0.3%
  Zebra Technologies Corp. Cl A*......      10,600       573,354
                                                    ------------
MACHINERY-PUMPS -- 0.3%
  Flowserve Corp.*....................      14,000       448,140
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

MEDICAL INSTRUMENTS -- 0.4%
  SurModics, Inc.*....................      16,900  $    736,840
                                                    ------------
MEDICAL LABS & TESTING SERVICES -- 1.4%
  Covance, Inc.*......................      45,600       924,768
  Dianon Systems, Inc.*...............      10,400       674,752
  IMPATH, Inc.*.......................      22,200       911,088
                                                    ------------
                                                       2,510,608
                                                    ------------
MEDICAL PRODUCTS -- 2.8%
  American Medical Systems
    Holdings, Inc.*...................      30,000       675,300
  Cerus Corp.*........................      15,100       808,907
  Cooper Companies, Inc...............      17,800       843,720
  Henry Schein Inc.*..................      15,000       660,750
  Inamed Corp.*.......................      14,500       477,050
  Varian Medical Systems, Inc.*.......      20,300       830,270
  Viasys Healthcare, Inc.*............      31,400       706,186
                                                    ------------
                                                       5,002,183
                                                    ------------
MEDICAL STERILIZATION PRODUCT -- 0.3%
  Steris Corp.*.......................      24,200       504,812
                                                    ------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.4%
  Alexion Pharmaceuticals, Inc.*......      17,200       404,372
  Immunomedics, Inc.*.................      14,900       282,504
  Integra LifeSciences
    Holdings Corp.*...................      13,000       365,690
  InterMune, Inc.*....................       7,900       237,553
  Martek Biosciences Corp.*...........      27,600       868,820
  Protein Design Labs, Inc.*..........      37,100       635,523
  Transkaryotic Therapies, Inc.*......      22,100       951,405
  Xoma, Ltd.*.........................      53,800       462,142
                                                    ------------
                                                       4,208,009
                                                    ------------
MEDICAL-DRUGS -- 1.3%
  ImmunoGen, Inc.*....................      38,900       430,623
  OSI Pharmaceuticals, Inc.*..........      29,200     1,143,180
  SICOR, Inc.*........................      41,300       705,404
                                                    ------------
                                                       2,279,207
                                                    ------------
MEDICAL-HMO -- 1.5%
  Coventry Health Care, Inc.*.........      33,100       860,600
  Humana, Inc.*.......................      79,300     1,072,929
  Mid Atlantic Medical
    Services, Inc.*...................      24,900       709,650
                                                    ------------
                                                       2,643,179
                                                    ------------
MEDICAL-HOSPITALS -- 0.2%
  LifePoint Hospitals, Inc.*..........       8,100       299,376
  United Surgical Partners
    International, Inc.*..............       2,900        63,220
                                                    ------------
                                                         362,596
                                                    ------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.4%
  AmSurg Corp.*.......................      28,600       778,206
                                                    ------------
MISCELLANEOUS MANUFACTURING -- 0.4%
  Armor Holdings, Inc.*...............      23,600       639,560
                                                    ------------
MRI/MEDICAL DIAGNOSTIC IMAGING CENTERS -- 0.0%
  Medical Resources, Inc.*#...........         637             0
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.3%
  HCC Insurance Holdings, Inc.........      18,500  $    517,075
                                                    ------------
NETWORKING PRODUCTS -- 0.7%
  Anixter International Inc.*.........      42,500     1,259,275
                                                    ------------
OFFICE SUPPLIES & FORMS -- 0.8%
  Harland (John H.) Co................      26,900       781,983
  Moore Corp. Ltd.....................      52,300       680,423
                                                    ------------
                                                       1,462,406
                                                    ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.7%
  Chesapeake Energy Corp.*............      86,700       671,058
  Evergreen Resources, Inc.*..........      15,700       654,690
  Forest Oil Corp.*...................      21,800       645,716
  Newfield Exploration Co.*...........      21,700       802,683
  Stone Energy Corp.*.................      18,300       709,125
  Swift Energy Co.*...................      15,700       309,290
  Ultra Petroleum Corp.*..............      37,100       296,058
  XTO Energy, Inc.....................      37,000       741,850
                                                    ------------
                                                       4,830,470
                                                    ------------
OIL & GAS DRILLING -- 2.4%
  Atwood Oceanics, Inc.*..............      13,300       610,470
  Patterson Energy, Inc.*.............      63,000     1,873,620
  Pride International, Inc.*..........      79,800     1,268,820
  Precision Drilling Corp.*...........      15,800       504,968
                                                    ------------
                                                       4,257,878
                                                    ------------
OIL-FIELD SERVICES -- 1.6%
  Cal Dive International, Inc.*.......      43,500     1,083,150
  Global Industries, Ltd.*............      30,400       283,632
  Key Energy Services, Inc.*..........      43,700       468,464
  Varco International, Inc.*..........      46,366       931,957
                                                    ------------
                                                       2,767,203
                                                    ------------
OPTICAL RECOGNITION EQUIPMENT -- 0.3%
  Optimal Robotics Corp.*.............      30,000       537,600
                                                    ------------
OPTICAL SUPPLIES -- 0.4%
  Ocular Sciences, Inc.*..............      25,600       716,874
                                                    ------------
PHARMACY SERVICES -- 0.9%
  Accredo Health, Inc.*...............      12,100       692,967
  Omnicare, Inc.......................      36,600       947,574
                                                    ------------
                                                       1,640,541
                                                    ------------
PIPELINES -- 0.5%
  Western Gas Resources, Inc..........      21,800       811,396
                                                    ------------
PROPERTY/CASUALTY INSURANCE -- 0.8%
  Markel Corp.*.......................       2,600       529,126
  Berkley Corp........................      15,900       913,932
                                                    ------------
                                                       1,443,058
                                                    ------------
RADIO -- 0.5%
  Emmis Broadcasting Corp. Cl. A*.....      32,200       861,028
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

REINSURANCE -- 0.8%
  Odyssey Re Holdings Corp.*..........      45,900  $    733,941
  RenaissanceRe Holdings, Ltd.........       6,700       690,100
                                                    ------------
                                                       1,424,041
                                                    ------------
REITS-OFFICE PROPERTY -- 0.3%
  SL Green Realty Corp................      16,000       537,600
                                                    ------------
RESEARCH & DEVELOPMENT -- 0.7%
  Pharmaceutical Product
    Development, Inc.*................      33,500     1,167,475
                                                    ------------
RETAIL-APPAREL/SHOE -- 2.6%
  Abercrombie & Fitch Co. Cl. A*......      39,900     1,228,920
  American Eagle Outfitters, Inc.*....      37,600       931,352
  Bebe Stores, Inc.*..................      34,200       719,910
  Charming Shoppes, Inc.*.............      75,700       599,544
  Wet Seal, Inc. Cl. A*...............      30,100     1,050,189
                                                    ------------
                                                       4,529,915
                                                    ------------
RETAIL-ARTS & CRAFTS -- 0.2%
  Michaels Stores, Inc.*..............       9,100       343,980
                                                    ------------
RETAIL-AUTO PARTS -- 0.7%
  O'Reilly Automotive, Inc.*..........      21,400       675,598
  Pep Boys............................      35,400       589,056
                                                    ------------
                                                       1,264,654
                                                    ------------
RETAIL-AUTOMOBILE -- 0.8%
  Asbury Automotive Group, Inc.*......      11,100       169,275
  Circuit City Stores, Inc. -- Carmax
    Group*............................      12,800       331,008
  Group 1 Automotive, Inc.*...........      22,400       874,720
                                                    ------------
                                                       1,375,003
                                                    ------------
RETAIL-COMPUTER EQUIPMENT -- 0.6%
  Insight Enterprises, Inc.*..........      44,550     1,008,612
                                                    ------------
RETAIL-DISCOUNT -- 0.4%
  99 Cents Only Stores*...............      18,800       720,792
                                                    ------------
RETAIL-HAIR SALONS -- 0.4%
  Regis Corp..........................      23,400       657,072
                                                    ------------
RETAIL-HOME FURNISHINGS -- 1.0%
  Cost Plus, Inc.*....................      25,500       697,741
  La-Z-Boys, Inc......................      24,400       669,780
  Pier 1 Imports, Inc.................      21,800       448,862
                                                    ------------
                                                       1,816,383
                                                    ------------
RETAIL-RESTAURANTS -- 3.4%
  AFC Enterprises, Inc.*..............      18,900       632,205
  Applebee's International, Inc.......      17,800       646,140
  Cheesecake Factory, Inc.*...........      25,550       942,795
  Jack in the Box, Inc.*..............      35,200     1,043,680
  RARE Hospitality
    International, Inc.*..............      27,100       688,882
  Ruby Tuesday, Inc...................      31,400       730,050
  Sonic Corp. Com*....................      28,800       740,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
RETAIL-RESTAURANTS (CONTINUED)
  California Pizza Kitchen, Inc.*.....      15,700  $    392,657
  Lone Star Steakhouse &
    Saloon, Inc.......................      11,300       236,057
                                                    ------------
                                                       6,052,914
                                                    ------------
RETAIL-VIDEO RENTAL -- 0.3%
  Hollywood Entertainment Corp.*......      29,500       495,600
                                                    ------------
RUBBER-TIRES -- 0.4%
  Cooper Tire & Rubber Co.............      34,100       738,265
                                                    ------------
SAVINGS & LOANS THRIFTS-EASTERN US -- 0.0%
  Staten Island Bancorp Inc...........       3,900        76,752
                                                    ------------
SCHOOLS -- 1.3%
  Career Education Corp.*.............      16,800       665,280
  Corinthian Colleges, Inc.*..........      34,200     1,728,810
                                                    ------------
                                                       2,394,090
                                                    ------------
SEISMIC DATA COLLECTION -- 0.4%
  Veritas DGC, Inc.*..................      44,100       745,731
                                                    ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.8%
  Genesis Microchip, Inc.*............      22,600       587,600
  O2Micro International, Ltd.*........      24,200       422,774
  Vitesse Semiconductor Corp.*........      46,800       458,640
                                                    ------------
                                                       1,469,014
                                                    ------------
SEMICONDUCTOR EQUIPMENT -- 5.0%
  ASM International N.V.*.............      41,700     1,088,787
  Axcelis Technologies, Inc.*.........      54,900       785,070
  Credence Systems Corp.*.............      61,300     1,346,148
  DuPont Photomasks, Inc.*............       7,300       379,600
  Entegris Inc.*......................      30,500       492,575
  Kulicke & Soffa
    Industries, Inc.*.................      28,700       597,247
  LTX Corp.*..........................      20,800       565,552
  MKS Instruments, Inc.*..............      17,300       592,352
  Rudolph Technologies, Inc.*.........      20,700       893,412
  Semitool, Inc.*.....................      16,200       210,762
  Varian Semiconductor Equipment
    Associates, Inc.*.................      21,400       963,000
  Vecco Instruments, Inc.*............      29,600     1,036,000
                                                    ------------
                                                       8,950,505
                                                    ------------
STEEL-PRODUCERS -- 0.3%
  Steel Dynamics, Inc.*...............      36,500       598,965
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
  Harris Corp.........................       7,500       269,325
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
  Newport Corp........................      44,700     1,068,330
                                                    ------------
TELECOMMUNICATIONS SERVICES -- 0.2%
  Tti Team Telecom Intl Ltd.*.........      14,100       404,670
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

THEATERS -- 0.4%
  AMC Entertainment, Inc.*............      52,000  $    709,280
                                                    ------------
THERAPEUTICS -- 2.5%
  Abgenix, Inc.*......................      19,100       360,799
  Cell Therapeutics, Inc.*............      39,400       978,302
  CV Therapeutics, Inc.*..............      18,100       655,220
  Genta Inc.*.........................      52,200       875,394
  NPS Pharmaceuticals, Inc.*..........      25,000       815,750
  Scios, Inc.*........................      25,900       749,287
                                                    ------------
                                                       4,434,752
                                                    ------------
TRANSPORT-AIR FREIGHT -- 0.4%
  Airborne Inc........................      37,700       659,373
                                                    ------------
TRANSPORT-TRUCK -- 1.4%
  Heartland Express, Inc.*............      15,100       301,396
  Hunt J.B. Transportation
    Services, Inc.*...................      28,500       810,255
  Landstar System Inc.*...............       7,400       686,720
  Swift Transportation, Inc.*.........      29,500       646,640
                                                    ------------
                                                       2,445,011
                                                    ------------
TRAVEL SERVICES -- 0.4%
  Travelocity.Com, Inc.*..............      22,400       626,528
                                                    ------------
TRUCKING & LEASING -- 0.1%
  Ryder System Inc....................       2,900        85,666
                                                    ------------
WEB HOSTING/DESIGN -- 0.5%
  Macromedia Inc.*....................      47,100       961,782
                                                    ------------
TOTAL COMMON STOCK
  (Cost: $159,948,086)............................
                                                     176,412,847
                                                    ------------

                                        PRINCIPAL
                                          AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 0.9%
----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $1,679,949)................  $1,679,949     1,679,949
                                                    ------------

TOTAL INVESTMENTS -- 100.2%
  (Cost: $161,628,035)............................   178,092,796
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)...      (442,080)
                                                    ------------
NET ASSETS -- 100.0%..............................  $177,650,716
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.
  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with "mini" market capitalizations of $750 million and less as measured at time of purchase.

  MARKET OVERVIEW: Major US equity indices, including the S&P 500 and Russell 3000, posted flat to modestly positive returns during the 12 months ended March 31, 2002.

  During the first six months of the period, equities were on a downward path due to slowing GDP and earnings growth. Events of September 11 dealt another blow to an already soft economy and equity market. In the weeks and months that followed, equity prices rallied sharply. However, near the end of 2001, Enron's bankruptcy and ensuing concerns about corporate accounting practices re-ignited selling pressure. Late in the fiscal year, a spate of positive economic reports sent stock prices higher, prompting the Federal Reserve to shift from an easing to a neutral stance at its March policy meeting.

  In contrast to the major market indices, which have a large-cap bias, broad small-cap indices registered solid gains this period. Small caps typically respond well to easing cycles, and the Federal Reserve cut interest rates a record 11 times in 2001. As investors anticipated a pickup in GDP growth, small-cap stocks in economically sensitive, value-oriented sectors such as transportation and basic materials performed especially well.

  PERFORMANCE: The Fund advanced 20.2% from April 1, 2001 through March 31, 2002, outperforming the Russell 2000 Growth Index, which rose 4.9%.

  PORTFOLIO SPECIFICS: Strong performance versus the Russell 2000 Growth Index was largely attributable to stock selection in the retail, technology and healthcare sectors. Top-performing holdings included Sonic Automotive, BEI Technologies and SangStat Medical.

  Sonic Automotive, the second-largest automotive retailer in the US, appreciated amid strong new car sales and low interest costs. BEI Technologies, which makes electronic sensors used to operate complex machinery, climbed higher on news the company had signed a major, long-term contract. SangStat Medical, a global biotechnology firm, benefited from robust sales of its transplant drugs and positive clinical trial data indicative of future market share growth.

  As a result of our bottom-up research, we decreased exposure to stocks in the commercial/ industrial services and technology sectors during the fiscal year. We found better investment opportunities elsewhere, most notably among healthcare companies.

  MARKET OUTLOOK: We are positive on our outlook for US equities. Continued economic expansion should drive an improvement in company fundamentals and, in turn, send stock prices higher. While recently shifting its policy stance, we don't expect the Federal Reserve to aggressively raise interest rates this year, particularly if oil prices should spike in response to turmoil in the Middle East.

  We are encouraged by signs investors are once again rewarding companies delivering better-than-expected earnings growth. Against this favorable backdrop, we are confident in our ability to identify fundamentally strong, mini-cap companies poised to benefit from change.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MINI CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  20.22%            17.85%                 17.73%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          MINI CAP GROWTH    RUSSELL 2000
         FUND INSTITUTIONAL     GROWTH
               SHARES           INDEX
7/12/95            $250,000      $250,000
7/95               $261,400      $259,625
8/95               $266,200      $262,829
9/95               $275,600      $268,240
10/95              $270,200      $255,046
11/95              $278,200      $266,303
12/95              $287,000      $272,205
1/96               $284,600      $269,951
2/96               $301,400      $282,261
3/96               $317,000      $287,841
4/96               $365,200      $309,938
5/96               $408,800      $325,832
6/96               $371,600      $304,659
7/96               $319,000      $267,467
8/96               $340,600      $287,267
9/96               $359,600      $302,061
10/96              $349,200      $289,031
11/96              $361,193      $297,068
12/96              $369,458      $302,861
1/97               $384,749      $310,427
2/97               $358,920      $291,680
3/97               $329,372      $271,096
4/97               $319,660      $267,960
5/97               $374,831      $308,234
6/97               $408,925      $318,686
7/97               $444,879      $335,016
8/97               $477,320      $345,070
9/97               $522,779      $372,606
10/97              $488,272      $350,227
11/97              $483,440      $341,878
12/97              $480,998      $342,069
1/98               $473,447      $337,506
2/98               $510,089      $367,305
3/98               $556,279      $382,713
4/98               $565,605      $385,059
5/98               $533,406      $357,085
6/98               $542,066      $360,734
7/98               $498,761      $330,613
8/98               $371,076      $254,294
9/98               $402,941      $280,077
10/98              $416,726      $294,686
11/98              $459,694      $317,544
12/98              $521,539      $346,279
1/99               $536,704      $361,855
2/99               $472,963      $328,752
3/99               $479,598      $340,462
4/99               $516,563      $370,529
5/99               $495,237      $371,114
6/99               $544,524      $390,664
7/99               $539,785      $378,585
8/99               $560,874      $364,426
9/99               $582,437      $371,456
10/99              $634,093      $380,969
11/99              $751,038      $421,252
12/99              $963,917      $495,498
1/00             $1,001,951      $490,885
2/00             $1,347,951      $605,094
3/00             $1,207,451      $541,487
4/00               $988,327      $486,813
5/00               $853,220      $444,187
6/00             $1,113,216      $501,568
7/00               $993,436      $458,583
8/00             $1,094,483      $506,822
9/00             $1,048,501      $481,643
10/00              $913,677      $442,548
11/00              $728,875      $362,194
12/00              $764,665      $384,357
1/01               $805,273      $415,467
2/01               $688,267      $358,515
3/01               $622,882      $325,919
4/01               $701,344      $365,821
5/01               $748,835      $374,293
6/01               $794,949      $384,500
7/01               $757,782      $351,698
8/01               $726,122      $329,717
9/01               $618,752      $276,501
10/01              $660,048      $303,100
11/01              $691,020      $328,409
12/01              $738,511      $348,869
1/02               $728,187      $336,449
2/02               $690,332      $314,681
3/31/02            $748,835      $342,027

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
-------------------------------------------------------------------

MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 98.5%
-----------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 0.8%
  Coorstek, Inc.*.......................      19,500  $   749,190
                                                      -----------
AEROSPACE/DEFENSE -- 1.8%
  Esterline Technologies Corp.*.........      22,200      452,880
  Herley Industries, Inc.*..............      27,800      556,000
  United Industrial Corp................      27,700      616,325
                                                      -----------
                                                        1,625,205
                                                      -----------
AIRLINES -- 0.6%
  Mesa Air Group, Inc.*.................      50,400      564,480
                                                      -----------
APPAREL MANUFACTURERS -- 0.5%
  Gymboree Corp.*.......................      31,400      463,150
                                                      -----------
APPLICATIONS SOFTWARE -- 2.3%
  Actuant Corp. Cl. A*..................      15,600      673,140
  Elite Information Group, Inc.*........      37,400      422,246
  MRO Software, Inc.*...................      10,600      131,864
  Roxio, Inc.*..........................      34,100      773,729
                                                      -----------
                                                        2,000,979
                                                      -----------
BATTERIES/BATTERY SYSTEMS -- 0.7%
  Wilson Greatbatch
    Technologies, Inc.*.................      24,000      617,040
                                                      -----------
BREWERY -- 0.7%
  Boston Beer Company, Inc. Cl. A*......      38,400      579,840
                                                      -----------
BUILDING PRODUCTS -- LIGHT FIXTURES -- 0.6%
  LSI Industries, Inc...................      24,800      490,296
                                                      -----------
BUILDING -- MOBILE HOME/MANUFACTURED HOUSING -- 0.3%
  Monaco Coach Corp.*...................      11,187      271,844
                                                      -----------
CASINO HOTELS -- 0.7%
  Boyd Gaming Corp.*....................      42,100      633,184
                                                      -----------
CASINO SERVICES -- 0.8%
  Mikohn Gaming Corp.*..................      20,700      115,713
  Scientific Games Corp.-A*.............      65,400      547,398
                                                      -----------
                                                          663,111
                                                      -----------
CHEMICALS -- PLASTICS -- 0.4%
  Southwall Technologies, Inc.*.........      30,400      394,896
                                                      -----------
CIRCUIT BOARDS -- 0.7%
  Merix Corp.*..........................      32,500      607,425
                                                      -----------
COLLECTIBLES -- 1.4%
  Action Performance Cos., Inc.*........      13,000      640,250
  Racing Champions Ertl Corp.*..........      33,200      639,100
                                                      -----------
                                                        1,279,350
                                                      -----------
COMMERCIAL SERVICES -- 0.2%
  Gaiam, Inc.*..........................      10,900      200,767
                                                      -----------
COMMERCIAL SERVICES -- FINANCE -- 0.4%
  Clark/Bardes, Inc.*...................      11,300      325,440
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

COMMUNICATIONS SOFTWARE -- 1.4%
  Inter-Tel, Inc........................      29,500  $   544,865
  Witness Systems, Inc.*................      51,100      718,977
                                                      -----------
                                                        1,263,842
                                                      -----------
COMPUTER AIDED DESIGN -- 0.7%
  ANSYS, Inc.*..........................      23,600      639,560
                                                      -----------
COMPUTER DATA SECURITY -- 0.6%
  Rainbow Technologies, Inc.*...........      49,700      499,982
                                                      -----------
COMPUTER SERVICES -- 1.7%
  Dynamics Research Corp.*..............      25,900      654,234
  Ontrack Data International, Inc.*.....      33,300      327,339
  Tyler Technologies, Inc.*.............      93,000      533,820
                                                      -----------
                                                        1,515,393
                                                      -----------
COMPUTERS -- MEMORY DEVICES -- 0.7%
  Drexler Technology Corp.*.............      29,000      652,210
                                                      -----------
CONSULTING SERVICES -- 0.7%
  FTI Consulting, Inc.*.................      19,800      613,404
                                                      -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.8%
  Helen of Troy, Ltd.*..................      49,700      705,740
                                                      -----------
DATA PROCESSING/MANAGEMENT -- 0.6%
  InterCept Group, Inc.*................      14,100      511,125
                                                      -----------
DIAGNOSTIC EQUIPMENT -- 0.9%
  Cholestech Corp.*.....................      27,300      487,824
  Immucor, Inc.*........................      22,000      308,000
                                                      -----------
                                                          795,824
                                                      -----------
DISPOSABLE MEDICAL PRODUCTS -- 1.0%
  ICU Medical, Inc.*....................      24,300      884,520
                                                      -----------
DISTRIBUTION/WHOLESALE -- 1.9%
  Advanced Marketing Services, Inc......      26,700      640,800
  ScanSource, Inc.*.....................       6,300      378,721
  SCP Pool Corp.*.......................      20,175      633,495
                                                      -----------
                                                        1,653,016
                                                      -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.9%
  Esco Technologies, Inc.*..............      16,000      621,440
  Griffon Corp.*........................      28,430      476,202
  Smith (A.O.) Corp.....................      21,900      557,355
                                                      -----------
                                                        1,654,997
                                                      -----------
E-MARKETING/INFORMATION -- 0.6%
  Digital River, Inc.*..................      38,300      567,223
                                                      -----------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 3.0%
  Benchmark Electronics, Inc.*..........      29,000      812,000
  OSI Systems, Inc.*....................      22,200      559,440
  Pemstar, Inc.*........................      45,900      440,640
  Planar Systems, Inc.*.................      31,600      829,500
                                                      -----------
                                                        2,641,580
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.8%
  Artisan Components, Inc.*.............      43,300  $   718,780
  PLX Technology, Inc.*.................      39,000      475,800
  Zoran Corp.*..........................       8,200      358,176
                                                      -----------
                                                        1,552,756
                                                      -----------
ELECTRONIC MEASURE INSTRUMENTS -- 0.8%
  Keithley Instruments, Inc.............      33,200      729,404
                                                      -----------
ELECTRONIC PARTS DISTRIBUTION -- 0.7%
  Nu Horizons Electronics Corp.*........      59,100      582,135
                                                      -----------
ELECTRONICS -- MILITARY -- 0.7%
  EDO Corp..............................      22,600      610,426
                                                      -----------
ENERGY -- ALTERNATE SOURCES -- 0.7%
  Headwaters, Inc.*.....................      40,600      621,180
                                                      -----------
ENTERPRISE SOFTWARE/SERVICES -- 2.1%
  Concord Communications, Inc.*.........      24,200      511,830
  JDA Software Group, Inc.*.............      20,700      659,916
  Mantech International Corp.-A*........      25,800      479,880
  Pervasive Software, Inc.*.............      66,400      214,472
                                                      -----------
                                                        1,866,098
                                                      -----------
FOOD -- MISCELLANEOUS/DIVERSIFIED -- 0.7%
  J & J Snack Foods Corp.*..............      16,900      631,722
                                                      -----------
FOOTWEAR & RELATED APPAREL -- 0.8%
  Skechers USA, Inc. Cl. A*.............      37,200      703,452
                                                      -----------
GAMBLING (NON-HOTEL) -- 0.6%
  Isle of Capris Casinos, Inc.*.........      30,900      570,105
                                                      -----------
HEART MONITORS -- 0.3%
  Cardiac Science, Inc.*................      85,200      255,600
                                                      -----------
INDUSTRIAL AUDIO & VIDEO PRODUCTION -- 0.4%
  Sonic Solutions*......................      49,800      373,500
                                                      -----------
INSTRUMENTS -- CONTROLS -- 1.1%
  BEI Technologies, Inc.................      25,100      473,135
  Photon Dynamics, Inc.*................       9,200      468,188
                                                      -----------
                                                          941,323
                                                      -----------
INSTRUMENTS -- SCIENTIFIC -- 0.2%
  OYO Geospace Corp.*...................      10,500      147,000
                                                      -----------
INTERNET FINANCIAL SERVICES -- 1.5%
  Lendingtree, Inc.*....................      50,700      679,380
  Netbank, Inc.*........................      37,700      637,130
                                                      -----------
                                                        1,316,510
                                                      -----------
LEISURE & RECREATIONAL PRODUCTS -- 0.7%
  Multimedia Games, Inc.*...............      17,050      602,717
                                                      -----------
LINEN SUPPLY & RELATED ITEMS -- 0.4%
  Angelica Corp.........................      25,200      390,348
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

MEDICAL INFORMATION SYSTEMS -- 1.2%
  Per-SE Technologies, Inc.*............      42,300  $   510,984
  QuadraMed Corp.*......................      66,100      588,290
                                                      -----------
                                                        1,099,274
                                                      -----------
MEDICAL INSTRUMENTS -- 2.1%
  Advanced Neuromodulation Systems*.....      19,600      657,384
  Conceptus, Inc.*......................      28,300      609,865
  CONMED Corp.*.........................      23,700      592,500
                                                      -----------
                                                        1,859,749
                                                      -----------
MEDICAL LABS & TESTING SERVICES -- 0.6%
  Dianon Systems, Inc.*.................       7,786      505,156
                                                      -----------
MEDICAL PRODUCTS -- 4.4%
  American Medical Systems
    Holdings, Inc.*.....................      23,000      517,730
  Cantel Medical Corp.*.................      23,000      555,450
  EPIX Medical, Inc.*...................      29,100      368,115
  Hanger Orthopedic Group, Inc.*........      59,600      616,860
  North American Scientific, Inc.*......      33,800      437,372
  Rita Medical Systems, Inc.*...........      33,700      326,890
  Wright Medical Group, Inc.*...........      27,100      544,439
  Zoll Medical Corp.*...................      13,500      518,400
                                                      -----------
                                                        3,885,256
                                                      -----------
MEDICAL -- BIOMEDICAL/GENETICS -- 1.8%
  Arqule, Inc.*.........................      42,700      539,301
  Novavax, Inc.*........................      51,800      592,592
  Interpore International, Inc.*........      40,700      455,840
                                                      -----------
                                                        1,587,733
                                                      -----------
MEDICAL -- DRUGS -- 2.2%
  Array BioPharma, Inc.*................      51,500      666,925
  Bradley Pharmaceuticals, Inc.*........      32,500      346,125
  First Horizon Pharmaceutical Corp.*...      18,600      415,896
  Interneuron Pharmaceuticals, Inc.*....      63,200      553,000
                                                      -----------
                                                        1,981,946
                                                      -----------
MEDICAL -- HMO -- 0.8%
  AMERIGROUP Corp.*.....................      21,300      599,595
  Sierra Health Services*...............       8,600      112,488
                                                      -----------
                                                          712,083
                                                      -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL -- 0.6%
  Odyssey Healthcare, Inc.*.............      19,500      520,845
                                                      -----------
MEDICAL -- WHOLESALE DRUG DISTRIBUTORS -- 0.6%
  D & K Healthcare Resources, Inc.......       9,300      558,186
                                                      -----------
MISCELLANEOUS MANUFACTURING -- 0.8%
  Applied Films Corp.*..................      27,600      678,960
                                                      -----------
MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.8%
  Radiologix, Inc.*.....................      59,700      716,400
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 1.8%
  Evergreen Resources, Inc.*............      15,200      633,840
  Unit Corp.*...........................      51,600      943,764
                                                      -----------
                                                        1,577,604
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
  Hydril Co.*...........................      16,900  $   411,853
                                                      -----------
OIL & GAS DRILLING -- 1.7%
  Atwood Oceanics, Inc.*................      17,000      780,300
  Grey Wolf, Inc.*......................     185,000      732,600
                                                      -----------
                                                        1,512,900
                                                      -----------
OIL -- FIELD SERVICES -- 2.1%
  Horizon Offshore, Inc.*...............      50,700      594,711
  Tetra Technologies, Inc.*.............      22,000      639,100
  W-H Energy Services*..................      27,700      598,320
                                                      -----------
                                                        1,832,131
                                                      -----------
PHARMACY SERVICES -- 0.6%
  MIM Corp.*............................      32,700      539,550
                                                      -----------
RACETRACKS -- 0.7%
  Penn National Gaming, Inc.*...........      16,800      588,336
                                                      -----------
RADIO -- 1.2%
  Cumulus Media, Inc. Cl. A*............      33,800      605,020
  Saga Communications, Inc. Cl. A*......      16,900      425,880
                                                      -----------
                                                        1,030,900
                                                      -----------
RECREATIONAL VEHICLES -- 0.6%
  Arctic Cat, Inc.......................      25,200      507,780
                                                      -----------
REMEDIATION SERVICES -- 0.9%
  Clean Harbors, Inc.*..................      67,800      789,192
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 0.0%
  Rent-Way, Inc.*.......................       4,000       33,800
                                                      -----------
RESEARCH & DEVELOPMENT -- 0.9%
  aaiPharma, Inc.*......................      21,100      758,334
                                                      -----------
RETAIL -- APPAREL/SHOE -- 1.4%
  Goody's Family Clothing, Inc.*........      16,900      133,679
  The Finish Line Cl. A*................      33,300      614,385
  Urban Outfitters, Inc.*...............      19,700      459,995
                                                      -----------
                                                        1,208,059
                                                      -----------
RETAIL -- ARTS & CRAFTS -- 0.7%
  AC Moore Arts & Crafts, Inc.*.........      16,900      644,735
                                                      -----------
RETAIL -- AUTO PARTS -- 0.7%
  TBC Corp.*............................      40,700      590,150
                                                      -----------
RETAIL -- AUTOMOBILE -- 1.3%
  Lithia Motors, Inc. Cl. A*............      23,900      590,330
  United Auto Group, Inc.*..............      25,700      579,278
                                                      -----------
                                                        1,169,608
                                                      -----------
RETAIL -- DISCOUNT -- 0.7%
  Shopko Stores, Inc.*..................      33,900      613,590
                                                      -----------
RETAIL -- FABRIC STORE -- 0.7%
  Hancock Fabrics, Inc..................      32,900      593,845
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

RETAIL -- GARDENING PRODUCTS -- 0.4%
  Tractor Supply Co.*...................       7,800  $   358,800
                                                      -----------
RETAIL -- HOME FURNISHINGS -- 1.1%
  Haverty Furniture Cos., Inc...........      26,500      456,065
  Restoration Hardware, Inc.*...........      42,500      531,250
                                                      -----------
                                                          987,315
                                                      -----------
RETAIL -- JEWELRY -- 1.2%
  Friedman's Inc. Cl. A.................      41,600      447,200
  Whitehall Jewellers, Inc.*............      33,200      625,820
                                                      -----------
                                                        1,073,020
                                                      -----------
RETAIL -- LEISURE PRODUCTS -- 1.2%
  Party City Corp.*.....................      37,400      538,934
  West Marine, Inc.*....................      24,700      498,940
                                                      -----------
                                                        1,037,874
                                                      -----------
RETAIL -- MAIL ORDER -- 1.5%
  J. Jill Group, Inc.*..................      26,700      759,615
  Sharper Image Corp.*..................      33,300      572,427
                                                      -----------
                                                        1,332,042
                                                      -----------
RETAIL -- PETROLEUM PRODUCTS -- 0.6%
  World Fuel Services Corp..............      25,500      499,800
                                                      -----------
RETAIL -- RESTAURANTS -- 2.4%
  CKE Restaurants, Inc.*................      98,200      878,890
  Landry's Restaurants, Inc.............      24,000      551,040
  Lone Star Steakhouse &
    Saloon, Inc.........................      33,300      695,637
                                                      -----------
                                                        2,125,567
                                                      -----------
RETAIL -- SPORTING GOODS -- 1.4%
  Gart Sports Co.*......................      16,700      504,340
  The Sports Authority, Inc.*...........      61,000      701,500
                                                      -----------
                                                        1,205,840
                                                      -----------
RETAIL -- VIDEO RENTAL -- 0.4%
  Movie Gallery, Inc.*..................      23,050      395,769
                                                      -----------
SECURITY SERVICES -- 0.8%
  Wackenhut Corp. Cl. A*................      22,200      734,820
                                                      -----------
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS -- 2.1%
  Genesis Microchip, Inc.*..............      24,500      637,000
  Standard Microsystems Corp.*..........      25,400      584,200
  Xicor, Inc.*..........................      62,800      667,564
                                                      -----------
                                                        1,888,764
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 3.5%
  Cohu, Inc.............................      21,000      598,290
  Mykrolis Corp.*.......................      42,100      643,709
  Nanometrics, Inc.*....................      18,400      339,296
  Semitool, Inc.*.......................      47,200      614,072
  Trikon Technologies, Inc.*............      59,100      867,588
                                                      -----------
                                                        3,062,955
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.5%
  Aware, Inc.*..........................      66,200  $   420,370
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.0%
  OpticNet, Inc.*#......................      15,750            0
                                                      -----------
TEXTILE -- APPAREL -- 0.5%
  DHB Industries, Inc.*.................      67,200      452,928
                                                      -----------
THERAPEUTICS -- 2.1%
  BioMarin Pharmaceutical, Inc.*........      56,200      588,414
  MGI Pharma, Inc.*.....................      35,400      487,104
  SangStat Medical Corp.*...............      28,200      757,452
                                                      -----------
                                                        1,832,970
                                                      -----------
TRANSPORT -- RAIL -- 0.7%
  Genesee & Wyoming, Inc. Cl. A*........      26,550      628,439
                                                      -----------
TRANSPORT -- TRUCK -- 0.6%
  Knight Transportation, Inc.*..........      24,700      522,158
                                                      -----------
TRAVEL SERVICES -- 0.9%
  Pegasus Solutions, Inc.*..............      41,400      765,900
                                                      -----------
ULTRA SOUND IMAGING SYSTEMS -- 0.5%
  SonoSite, Inc.*.......................      24,900      483,060
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

X-RAY EQUIPMENT -- 0.8%
  Hologic, Inc.*........................      47,200  $   729,240
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $71,913,247)...............................   87,004,475
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 1.9%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $1,615,701)..................  $1,615,701    1,615,701
                                                      -----------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $73,528,948).............................    88,620,176
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...      (309,126)
                                                     -----------
NET ASSETS -- 100.0%..............................   $88,311,050
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.
  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN GRAVES, Investment Analyst; JOSEPH GAGNON, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

  MARKET OVERVIEW: A series of ups and downs left broad US equity indices flat to slightly higher between April 1, 2001 and March 31, 2002.

  During the first half of the period, a weakening economy and declining corporate profits sent stock prices lower. Events of September 11 dashed hopes that economic and earnings growth would rebound in 2001. Although equities rallied in the months immediately following the terrorist strikes, Enron's collapse and ensuing worries over the quality of earnings reports weighed on investor sentiment. Late in the period, stocks rose amid better-than-expected reports on the state of the economy.

  The pace of economic growth prompted the Federal Reserve to switch from an easing bias to a neutral stance at its March policy meeting. The Federal Reserve's action signaled the end to one of the most aggressive easing cycles in history -- 11 interest-rate cuts totaling 4.75% in a single year.

  Stocks leveraged to an upturn in the economy performed well this period. A pickup in end demand and firmer commodity prices boosted shares of basic materials companies. Energy stocks advanced due to rising oil and natural gas prices. Many consumer services stocks posted gains, including those in the travel, retail and entertainment industries. Finally, financial services firms benefited from a steeper yield curve.

  PERFORMANCE: From April 1, 2001 through March 31, 2002, the Value Fund gained 6.4%, outperforming the Russell 1000 Value Index, up 4.4%.

  PORTFOLIO SPECIFICS: Stock selection in the energy sector was the largest contributor to the Fund's outperformance this period. ExxonMobil and BJ Services, a provider of pressure pumping and other oilfield services, were among the Fund's best-performing holdings. Other top contributors included Fox Entertainment, Raytheon and Baxter International, a global medical supply company. Based on our bottom-up stock selection process, we were underweight in the utilities sector. This also helped relative performance since, as a group, utilities underperformed.

  Our company-specific research did not result in significant changes to industry weights over the course of the fiscal year. At March 31, 2002, the Fund remained well diversified.

  MARKET OUTLOOK: We believe continued strong performance among value stocks depends on the following factors:

  - Strength and duration of the economic recovery

  - Pace at which interest rates increase in the coming months

  If the economy stays on a path of steady growth and interest rates rise only modestly, value stocks should continue to do well.

  As events unfold, we are confident our disciplined investment process will continue to identify attractively priced companies with sound balance sheets and near-term price appreciation potential.

--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 VALUE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   6.35%            14.78%                 16.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         VALUE FUND INSTITUTIONAL  RUSSELL 1000
                  SHARES           VALUE INDEX
4/30/96                  $250,000     $250,000
5/96                     $256,600     $253,125
6/96                     $263,800     $253,328
7/96                     $257,600     $243,752
8/96                     $264,800     $250,723
9/96                     $278,800     $260,702
10/96                    $288,600     $270,791
11/96                    $311,581     $290,423
12/96                    $310,622     $286,706
1/97                     $327,247     $300,611
2/97                     $331,246     $305,030
3/97                     $316,936     $294,049
4/97                     $333,350     $306,399
5/97                     $358,183     $323,527
6/97                     $369,758     $337,406
7/97                     $412,900     $362,779
8/97                     $403,430     $349,864
9/97                     $428,684     $370,996
10/97                    $412,269     $360,645
11/97                    $425,854     $376,586
12/97                    $436,586     $387,582
1/98                     $434,531     $382,078
2/98                     $469,924     $407,792
3/98                     $500,065     $432,749
4/98                     $502,805     $435,648
5/98                     $500,750     $429,201
6/98                     $511,938     $434,695
7/98                     $501,864     $427,000
8/98                     $424,288     $363,463
9/98                     $448,323     $384,326
10/98                    $479,972     $414,111
11/98                    $502,997     $433,408
12/98                    $524,487     $448,144
1/99                     $530,983     $451,729
2/99                     $512,743     $445,360
3/99                     $522,238     $454,579
4/99                     $563,217     $497,037
5/99                     $554,472     $491,569
6/99                     $570,214     $505,825
7/99                     $558,969     $491,004
8/99                     $538,979     $472,788
9/99                     $516,990     $456,240
10/99                    $553,222     $482,520
11/99                    $531,483     $478,756
12/99                    $571,041     $481,054
1/00                     $535,602     $465,372
2/00                     $492,372     $430,795
3/00                     $546,661     $483,352
4/00                     $546,661     $477,745
5/00                     $545,656     $482,761
6/00                     $521,276     $460,699
7/00                     $539,624     $466,458
8/00                     $569,784     $492,393
9/00                     $578,330     $496,923
10/00                    $607,485     $509,147
11/00                    $583,226     $490,258
12/00                    $615,670     $514,819
1/01                     $625,048     $516,827
2/01                     $611,868     $502,459
3/01                     $593,618     $484,723
4/01                     $627,329     $508,474
5/01                     $647,607     $519,915
6/01                     $637,468     $508,373
7/01                     $637,468     $507,305
8/01                     $607,052     $486,962
9/01                     $559,147     $452,680
10/01                    $556,359     $448,787
11/01                    $597,010     $474,861
12/01                    $609,399     $486,068
1/02                     $596,752     $482,325
2/02                     $601,140     $483,097
3/31/02                  $631,339     $505,948

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

VALUE FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.5%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.8%
  Raytheon Co...........................    21,900   $   898,995
                                                     -----------
AIRLINES -- 2.0%
  AMR Corp.*............................    17,100       451,611
  Delta Air Lines, Inc..................    16,800       549,696
                                                     -----------
                                                       1,001,307
                                                     -----------
AUTO-CARS/LIGHT TRUCKS -- 2.5%
  Ford Motor Co.........................    38,340       632,227
  General Motors Corp...................    10,900       658,905
                                                     -----------
                                                       1,291,132
                                                     -----------
BEVERAGES -- NON-ALCOHOLIC -- 1.9%
  PepsiCo, Inc..........................    19,000       978,500
                                                     -----------
BROADCAST SERVICES/PROGRAM -- 1.8%
  Fox Entertainment Group Cl. A*........    37,800       893,970
                                                     -----------
CELLULAR TELECOMMUNICATIONS -- 1.1%
  AT&T Wireless Services, Inc.*.........    60,500       541,475
                                                     -----------
CHEMICALS -- DIVERSIFIED -- 1.8%
  Dow Chemical Co.......................    28,200       922,704
                                                     -----------
COMPUTER SERVICES -- 1.1%
  Computer Sciences Corp.*..............    10,800       548,100
                                                     -----------
COMPUTERS -- 4.7%
  Apple Computer, Inc.*.................    25,700       608,319
  Compaq Computer Corp..................    60,300       630,135
  Hewlett-Packard Co....................    24,700       443,118
  International Business Machines
    Corp................................     6,700       696,800
                                                     -----------
                                                       2,378,372
                                                     -----------
COSMETICS & TOILETRIES -- 2.1%
  Proctor & Gamble Co...................    12,100     1,090,089
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
  Citigroup, Inc........................    47,133     2,334,026
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
  Honeywell International, Inc..........    12,900       493,683
                                                     -----------
ELECTRIC -- INTEGRATED -- 3.4%
  Allegheny Energy, Inc.................    14,700       607,845
  Energy East Corp......................    21,400       465,450
  Xcel Energy, Inc......................    25,100       636,285
                                                     -----------
                                                       1,709,580
                                                     -----------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 3.9%
  Goldman Sachs Group, Inc..............     6,900       622,725
  Lehman Brothers Holdings, Inc.........     9,900       639,936
  Morgan Stanley Dean Witter & Co.......    12,900       739,299
                                                     -----------
                                                       2,001,960
                                                     -----------
FINANCE -- MORTGAGE LOAN/BANKER -- 1.5%
  Fannie Mae............................     9,800       782,824
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

FOOD -- MISCELLANEOUS/DIVERSIFIED -- 1.3%
  Kraft Foods, Inc. Cl. A...............    16,700   $   645,455
                                                     -----------
FOOD -- RETAIL -- 1.3%
  Safeway, Inc.*........................    15,100       679,802
                                                     -----------
LIFE/HEALTH INSURANCE -- 2.1%
  Lincoln National Corp.................    10,400       527,592
  Principal Financial Group*............    22,200       561,660
                                                     -----------
                                                       1,089,252
                                                     -----------
MEDICAL PRODUCTS -- 1.4%
  Baxter International, Inc.............    12,100       720,192
                                                     -----------
MEDICAL -- DRUGS -- 4.2%
  Abbott Laboratories...................    11,100       583,860
  Bristol -- Myers Squibb Co............    14,800       599,252
  Merck & Co............................    16,700       961,586
                                                     -----------
                                                       2,144,698
                                                     -----------
METAL -- ALUMINUM -- 2.3%
  Alcoa, Inc............................    30,576     1,153,938
                                                     -----------
METAL -- COPPER -- 1.2%
  Phelps Dodge Corp.....................    15,000       631,500
                                                     -----------
MONEY CENTER BANKS -- 3.1%
  Bank of America Corp..................    10,300       700,606
  J.P. Morgan Chase.....................    24,860       886,259
                                                     -----------
                                                       1,586,865
                                                     -----------
MULTI-LINE INSURANCE -- 1.3%
  Allstate Corp.........................    17,900       676,083
                                                     -----------
MULTIMEDIA -- 3.3%
  Viacom, Inc. -- Cl. B*................    12,100       585,277
  Walt Disney Co........................    46,800     1,080,144
                                                     -----------
                                                       1,665,421
                                                     -----------
OIL COMPANIES -- INTEGRATED -- 7.7%
  Conoco, Inc...........................    26,100       761,598
  Exxon Mobil Corp......................    55,210     2,419,854
  Phillips Petroleum Co.................    11,700       734,760
                                                     -----------
                                                       3,916,212
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.3%
  Kerr-McGee Corp.......................     9,200       578,220
  Ocean Energy, Inc.....................    29,000       573,910
                                                     -----------
                                                       1,152,130
                                                     -----------
OIL -- FIELD SERVICES -- 1.3%
  BJ Services Co.*......................    18,500       637,695
                                                     -----------
PAPER & RELATED PRODUCTS -- 2.5%
  International Paper Co................    15,500       666,655
  Georgia-Pacific Corp..................    20,700       619,965
                                                     -----------
                                                       1,286,620
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.2%
  Healthsouth Corp.*....................    41,700   $   598,395
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 2.9%
  Chubb Corp............................     8,500       621,350
  Travelers Property
    Casualty Cl. A*.....................    41,900       838,000
                                                     -----------
                                                       1,459,350
                                                     -----------
PUBLISHING -- NEWSPAPERS -- 2.7%
  Dow Jones & Co........................    11,100       646,242
  Knight Ridder, Inc....................    10,600       728,114
                                                     -----------
                                                       1,374,356
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 1.7%
  Federated Department Stores, Inc.*....    20,700       845,595
                                                     -----------
SAVINGS & LOAN/THRIFTS -- WESTERN US -- 1.0%
  Washington Mutual, Inc................    14,800       490,324
                                                     -----------
SUPER-REGIONAL BANKS -- US -- 10.5%
  FleetBoston Financial Corp............    21,100       738,500
  KeyCorp...............................    25,500       679,575
  Wachovia Corp.........................    36,800     1,364,544
  Wells Fargo & Co......................    24,700     1,220,180
  US Bancorp............................    58,400     1,318,088
                                                     -----------
                                                       5,320,887
                                                     -----------
TELEPHONE -- INTEGRATED -- 6.7%
  AT&T Corp.............................    34,100       535,370
  Qwest Communications
    International, Inc..................    66,500       546,630
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

TELEPHONE -- INTEGRATED (CONTINUED)
  SBC Communications, Inc...............    27,900   $ 1,044,576
  Verizon Communications, Inc...........    28,238     1,289,065
                                                     -----------
                                                       3,415,641
                                                     -----------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc...............    12,700       668,909
                                                     -----------
WIRELESS EQUIPMENT -- 1.0%
  Motorola, Inc.........................    36,500       518,300
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $45,289,298)..............................   50,544,337
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 0.5%
----------------------------------------------------------------
  Brown Brothers Harriman (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $275,899)....................  $275,899       275,899
                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost: $45,565,197)..............................   50,820,236
                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.0%)..................................                 (38,661)
                                                     -----------

NET ASSETS -- 100.0%..............................   $50,781,575
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN GRAVES, Investment Analyst; JOSEPH GAGNON, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Small Cap Value Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with small market capitalizations that in the opinion of the Investment Adviser are undervalued in the market place.

  MARKET OVERVIEW: A series of ups and downs left broad US equity indices flat to slightly higher between April 1, 2001 and March 31, 2002.

  During the first half of the period, a weakening economy and declining corporate profits sent stock prices lower. Events of September 11 dashed hopes that economic and earnings growth would rebound in 2001. Although equities rallied in the months immediately following the terrorist strikes, Enron's collapse and ensuing worries over the quality of earnings reports weighed on investor sentiment. Late in the period, stocks rose amid better-than-expected reports on the state of the economy.

  The pace of economic growth prompted the Federal Reserve to switch from an easing bias to a neutral stance at its March policy meeting. The Federal Reserve's action signaled the end to one of the most aggressive easing cycles in history -- 11 interest-rate cuts totaling 4.75% in a single year.

  Stocks leveraged to an upturn in the economy -- particularly attractively priced, small-cap names -- performed well this period. A pickup in end demand and firmer commodity prices boosted shares of basic materials companies. Energy stocks advanced due to rising oil and natural gas prices. Many consumer services stocks posted gains, including those in the travel, retail and entertainment industries. Finally, financial services benefited from a steeper yield curve.

  PERFORMANCE: From its May 1, 2001 inception through March 31, 2002, the Small Cap Value Fund gained 25.3%, outperforming the Russell 2000 Value Index, up 18.3%.

  PORTFOLIO SPECIFICS: Nicholas-Applegate launched the Small Cap Value Fund on May 1, 2001. The Fund's outperformance from May 1, 2001 through March 31, 2002, was mainly due to stock selection among technology, energy, financial services and consumer non-durables companies. A slight underweight in utilities, a sector that underperformed, also boosted returns.

  Top-performing holdings included Alliant Techsystems, Sovereign Bancorp and Quiksilver. Alliant Techsystems, an aerospace and defense technology firm, continues to make strategic acquisitions that add to earnings and is benefiting from increased defense spending. Sovereign Bancorp, an East Coast retail and commercial bank, has used higher-yielding loans and lower-cost core deposits to drive margin expansion. Quiksilver, a maker of sportswear for young men and women, is capitalizing on its strong brand, wide product assortment and diversified sales channels.

  MARKET OUTLOOK: We believe continued strong performance among value stocks depends on the following factors:

  - Strength and duration of the economic recovery

  - Pace at which interest rates increase in the coming months

  If the economy stays on a path of steady growth and rates rise only modestly, value stocks should continue to do well.

  As 2002 unfolds, we remain confident in our ability to identify attractively priced, financially strong small-cap companies poised to benefit from change.

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP VALUE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 VALUE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
  33.84%                                   12.92%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               SMALL CAP VALUE       RUSSELL 2000
          FUND INSTITUTIONAL SHARES  VALUE INDEX
12/30/97                   $250,000     $250,000
12/97                      $248,617     $250,504
1/98                       $246,355     $245,969
2/98                       $267,925     $260,851
3/98                       $280,698     $271,441
4/98                       $283,771     $272,771
5/98                       $274,008     $263,115
6/98                       $271,752     $261,642
7/98                       $252,912     $241,155
8/98                       $209,998     $203,390
9/98                       $219,489     $214,882
10/98                      $230,594     $221,264
11/98                      $242,745     $227,260
12/98                      $251,379     $234,396
1/99                       $239,838     $229,075
2/99                       $224,921     $213,429
3/99                       $216,720     $211,658
4/99                       $237,553     $230,982
5/99                       $247,108     $238,073
6/99                       $256,810     $246,692
7/99                       $255,260     $240,845
8/99                       $246,962     $232,030
9/99                       $239,174     $227,389
10/99                      $230,648     $222,842
11/99                      $236,639     $224,000
12/99                      $240,256     $230,877
1/00                       $233,732     $224,828
2/00                       $230,083     $238,565
3/00                       $248,579     $239,687
4/00                       $257,324     $241,101
5/00                       $255,258     $237,412
6/00                       $260,240     $244,344
7/00                       $260,563     $252,481
8/00                       $277,078     $263,767
9/00                       $281,274     $262,263
10/00                      $283,121     $261,319
11/00                      $275,691     $255,988
12/00                      $305,403     $283,507
1/01                       $318,153     $291,332
2/01                       $318,314     $290,924
3/01                       $313,098     $286,269
4/01                       $334,350     $299,523
5/01                       $354,411     $307,221
6/01                       $361,633     $319,572
7/01                       $365,110     $312,413
8/01                       $361,098     $311,320
9/01                       $324,453     $276,950
10/01                      $334,350     $284,178
11/01                      $351,469     $304,611
12/01                      $379,885     $323,253
1/02                       $383,641     $327,552
2/02                       $384,446     $329,550
3/31/02                    $437,627     $354,234

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Value Index for the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. The Fund's performance includes historical performance of comparable managed institutional pooled account managed by the Investment Adviser prior to the inception of the Fund. The Fund commenced operations on May 1, 2001. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
-------------------------------------------------------------------------------

SMALL CAP VALUE FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.1%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- EQUIPMENT -- 3.6%
  Alliant Techsystems, Inc.*............     7,782   $   793,686
  AAR Corp..............................    65,200       702,204
  Kaman Corp. Cl. A.....................    37,700       639,015
                                                     -----------
                                                       2,134,905
                                                     -----------
AGRICULTURAL CHEMICALS -- 1.2%
  Agrium, Inc...........................    64,300       676,436
                                                     -----------
AGRICULTURAL OPERATIONS -- 1.0%
  Delta & Pine Land Co..................    30,400       576,688
                                                     -----------
APPAREL MANUFACTURERS -- 1.2%
  Quiksilver, Inc.*.....................    33,300       728,604
                                                     -----------
APPLICATIONS SOFTWARE -- 0.8%
  SS&C Technologies, Inc.*..............    45,400       467,620
                                                     -----------
BEVERAGES -- WINE/SPIRITS -- 0.9%
  Robert Mondavi Corp. Cl. A*...........    14,900       535,506
                                                     -----------
BUILDING PRODUCTS -- CEMENT/AGGREGATE -- 0.7%
  US Concrete, Inc.*....................    58,200       381,210
                                                     -----------
BUILDING & CONSTRUCTION PRODUCTS -- MISCELLANEOUS -- 2.3%
  NCI Building Systems, Inc.*...........    24,900       560,250
  Nortek, Inc.*.........................    21,400       770,400
                                                     -----------
                                                       1,330,650
                                                     -----------
CELLULAR TELECOMMUNICATIONS -- 2.0%
  Nextel Partners, Inc. Cl. A*..........   105,000       632,100
  Price Communications Corp.*...........    32,100       566,244
                                                     -----------
                                                       1,198,344
                                                     -----------
CHEMICALS -- SPECIALTY -- 1.2%
  Cytec Industries, Inc.*...............    22,800       693,576
                                                     -----------
COMMERCIAL BANKS -- CENTRAL US -- 4.5%
  Associated Banc Corp..................    17,300       657,919
  FirstMerit Corp.......................    22,100       636,259
  Local Financial Corp.*................    43,200       679,968
  Provident Finanacial Group, Inc.......    24,100       694,080
                                                     -----------
                                                       2,668,226
                                                     -----------
COMMERCIAL BANKS -- EASTERN US -- 4.2%
  Banknorth Group, Inc..................    25,200       664,020
  Community Bank Systems, Inc...........    18,000       542,700
  FNB Corp..............................    22,956       672,611
  Riggs National Corp...................    39,300       603,255
                                                     -----------
                                                       2,482,586
                                                     -----------
COMMERCIAL BANKS -- WESTERN US -- 1.2%
  Greater Bay Bancorp...................    20,600       702,872
                                                     -----------
COMMERCIAL SERVICES -- 0.9%
  Sourcecorp*...........................    17,800       524,922
                                                     -----------
COMPUTER SERVICES -- 0.8%
  MCSI, Inc.*...........................    38,200       454,962
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

COMPUTERS -- MEMORY DEVICES -- 1.1%
  Maxtor Corp.*.........................    95,400   $   663,030
                                                     -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 3.5%
  American Greetings Corp. Cl. A........    43,000       780,450
  Central Garden & Pet Co.*.............    50,100       527,052
  Helen of Troy, Ltd.*..................    52,200       741,240
                                                     -----------
                                                       2,048,742
                                                     -----------
COSMETICS & TOILETRIES -- 1.7%
  Elizabeth Arden, Inc.*................    86,600     1,008,890
                                                     -----------
DISTRIBUTION/WHOLESALE -- 0.9%
  Handleman Co.*........................    50,200       515,554
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.1%
  Ameron International Corp.............     8,800       631,400
  Tredegar Corp.........................    33,700       630,190
                                                     -----------
                                                       1,261,590
                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.3%
  Viad Corp.............................    26,500       742,000
                                                     -----------
ELECTRIC -- INTEGRATED -- 3.1%
  Allete, Inc...........................    22,600       657,434
  IDACORP, Inc..........................    15,000       607,500
  Sierra Pacific Resources..............    38,300       577,947
                                                     -----------
                                                       1,842,881
                                                     -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 0.5%
  Three-Five Systems, Inc.*.............    20,600       305,292
                                                     -----------
ELECTRONIC PARTS DISTRIBUTION -- 0.9%
  Pioneer-Standard Electronics, Inc.....    36,900       522,135
                                                     -----------
ENTERPRISE SOFTWARE/SERVICES -- 1.1%
  Novell, Inc.*.........................   168,200       654,298
                                                     -----------
FOOD -- CANNED -- 0.8%
  Del Monte Foods Co....................    48,600       472,878
                                                     -----------
GARDEN PRODUCTS -- 1.1%
  Toro Co...............................    11,000       655,600
                                                     -----------
GAS -- DISTRIBUTION -- 2.4%
  Energen Corp..........................    13,900       367,655
  NUI Corp..............................    14,100       350,808
  UGI Corp..............................    22,400       702,016
                                                     -----------
                                                       1,420,479
                                                     -----------
IDENTIFICATION SYSTEM DEVELOPMENT -- 1.2%
  Paxar Corp.*..........................    43,100       726,235
                                                     -----------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
  Gerber Scientific, Inc.*..............    51,600       379,260
                                                     -----------
INVESTMENT COMPANIES -- 1.4%
  McG Capital Corp......................    40,600       791,619
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.5%
  UICI*.................................     9,000   $   170,550
  Protective Life Corp..................    21,800       679,724
                                                     -----------
                                                         850,274
                                                     -----------
MACHINERY -- ELECTRICAL -- 1.0%
  Regal Beloit Corp.....................    22,500       574,875
                                                     -----------
MEDICAL -- HOSPITALS -- 2.3%
  Province Healthcare Co.*..............    20,800       660,816
  Triad Hospitals, Inc.*................    20,200       694,476
                                                     -----------
                                                       1,355,292
                                                     -----------
METAL PROCESSORS & FABRICATION -- 1.1%
  Quanex Corp...........................    18,000       639,000
                                                     -----------
NETWORKING PRODUCTS -- 1.1%
  3COM Corp.*...........................   102,800       628,108
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 0.6%
  Noble Affiliates, Inc.................     9,700       378,882
                                                     -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
  National-Oilwell, Inc.*...............    28,300       716,839
                                                     -----------
OIL REFINING & MARKETING -- 1.2%
  Tesoro Petroleum Corp.*...............    49,300       692,665
                                                     -----------
OIL -- FIELD SERVICES -- 2.8%
  Cal Dive International, Inc.*.........    26,200       652,380
  Petroleum Geo-Services -- ADR*........   107,600       700,476
  Newpark Resources, Inc.*..............    34,900       270,475
                                                     -----------
                                                       1,623,331
                                                     -----------
PAPER & RELATED PRODUCTS -- 3.6%
  Caraustar Industries, Inc.............    66,000       689,700
  Glatfelter (P.H.) Co..................    39,800       714,012
  Louisiana Pacific Corp................    66,000       708,840
                                                     -----------
                                                       2,112,552
                                                     -----------
PRINTING -- COMMERCIAL -- 1.2%
  Valassis Communications, Inc.*........    17,800       687,614
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 3.7%
  Landamerica Financial Group, Inc......    19,500       675,285
  PMA Capital Corp. Cl. A...............    31,000       711,140
  Selective Insurance Group, Inc........    29,900       798,330
                                                     -----------
                                                       2,184,755
                                                     -----------
RADIO -- 1.1%
  Emmis Broadcasting Corp. Cl. A*.......    23,200       620,368
                                                     -----------
REITS -- APARTMENTS -- 0.9%
  Summit Properties, Inc................    21,300       521,850
                                                     -----------
REITS -- HEALTH CARE -- 0.8%
  Healthcare Realty Trust, Inc..........    15,800       479,688
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

REITS -- HOTELS -- 1.0%
  Innkeepers USA Trust..................    53,600   $   608,360
                                                     -----------
REITS -- MANUFACTURED HOMES -- 1.0%
  Manufactured Home
    Communities, Inc....................    18,000       594,000
                                                     -----------
REITS -- MORTGAGE -- 1.7%
  America First Mortgage
    Investments, Inc....................    52,100       466,295
  FBR Asset Investment Corp.............    20,100       546,720
                                                     -----------
                                                       1,013,015
                                                     -----------
REITS -- REGIONAL MALLS -- 1.8%
  Macerich Co...........................    18,000       542,700
  Taubman Centers, Inc..................    32,300       486,438
                                                     -----------
                                                       1,029,138
                                                     -----------
REITS -- SHOPPING CENTERS -- 0.7%
  Glimcher Realty Trust.................    23,300       432,215
                                                     -----------
REITS -- STORAGE -- 0.8%
  Shurgard Storage Centers, Inc. Cl.
    A...................................    14,400       488,160
                                                     -----------
RETAIL -- APPAREL/SHOE -- 2.2%
  American Eagle Outfitters, Inc.*......    24,900       616,773
  Payless Shoesource, Inc.*.............    10,800       659,340
                                                     -----------
                                                       1,276,113
                                                     -----------
RETAIL -- CONVENIENCE STORE -- 1.0%
  Casey's General Stores, Inc...........    44,100       595,350
                                                     -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.2%
  Saks, Inc.*...........................    54,400       715,360
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 0.9%
  Dillards, Inc. Cl. A..................    22,300       532,078
                                                     -----------
RUBBER -- TIRES -- 1.4%
  Cooper Tire & Rubber, Co..............    37,100       803,215
                                                     -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 3.0%
  First Essex Bancorp, Inc..............    18,000       547,920
  Parkvale Financial Corp...............    18,900       474,390
  Sovereign Bancorp, Inc................    53,700       754,485
                                                     -----------
                                                       1,776,795
                                                     -----------
SAVINGS & LOANS/THRIFTS -- SOUTHERN US -- 1.2%
  BankAtlantic Bancorp, Inc. Cl. A......    56,300       731,900
                                                     -----------
SAVINGS & LOANS/THRIFTS -- WESTERN US -- 1.2%
  PFF Bancorp, Inc......................    22,200       692,640
                                                     -----------
STEEL -- PRODUCERS -- 1.1%
  AK Steel Holding Corp.................    46,500       664,950
                                                     -----------
STEEL -- SPECIALTY -- 0.9%
  Allegheny Technologies, Inc...........    31,100       514,394
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
  Ditech Communications Corp.*..........    81,700       365,199
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
TRANSPORT -- TRUCK -- 2.0%
  Heartland Express, Inc.*..............    29,177   $   582,373
  Swift Transportation, Inc.*...........    28,300       620,336
                                                     -----------
                                                       1,202,709
                                                     -----------
WEB HOSTING/DESIGN -- 1.1%
  Register.Com*.........................    72,500       651,050
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $50,065,772)..............................   58,320,324
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
TIME DEPOSIT -- 1.3%
----------------------------------------------------------------
  JP Morgan Chase Bank & Co.
    1.150%, 04/01/02
    (Cost: $729,643)....................  $729,643   $   729,643
                                                     -----------

TOTAL INVESTMENTS -- 100.4%
  (Cost: $50,795,415).............................    59,049,967
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...      (216,925)
                                                     -----------
NET ASSETS -- 100.0%..............................   $58,833,042
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible securities of US companies across all market capitalizations.

  MARKET OVERVIEW: The convertible securities market posted a slight decline during the 12 months ended March 31, 2002.

  Losses were concentrated in the first half of the period amid slow economic growth and downward revisions to corporate earnings. Already fragile financial markets were dealt a severe blow by the September 11 terrorist attacks.

  In the months that followed, convertibles staged a comeback as signs of economic recovery became unmistakable. Underscoring economic improvement, the Federal Reserve shifted from an easing bias to a neutral stance at its March policy meeting. As stock prices rose, smaller companies with balanced and more equity-sensitive convertibles outperformed the "busted," more bond-like issues.

  In 2002, both Moody's and Standard & Poor's began aggressively downgrading debt of companies in a broad range of industries. In the wake of Enron's bankruptcy, large-cap, investment-grade issuers were the hardest hit. This high level of downgrade activity was not surprising, given the rating agencies generally lag changes in company fundamentals.

  PERFORMANCE: During the fiscal year ended March 31, 2002, the Fund lost 4.5% compared to the Credit Suisse First Boston Convertible Index, off 0.4%. For the five years ended March 31, 2002, the Fund rose 12.5%, annualized, versus the Credit Suisse First Boston Convertible Index, up 8.7%.

  PORTFOLIO SPECIFICS: Exposure to the cable industry hurt performance as questions were raised about future subscriber growth and off balance sheet financing. The FDA's requests for more data on certain drugs negatively affected pharmaceutical and biotechnology issues, even though news flow on the Fund's healthcare positions was positive.

  On the favorable side, defense-oriented firms like Raytheon and L-3 Communications, a maker of secure communications systems, did well due to growing defense budgets. As the economy picked up, cyclical issues such as Viacom, an entertainment firm, and United Rentals, an equipment rental company, also helped returns.

  At March 31, 2002, the Fund's conversion premium of 26% remained well below the market's 62% premium. The Fund is well positioned, and its premium is within a range where our investment style has performed well.

  MARKET OUTLOOK: Our outlook for convertibles is positive. While we are closely monitoring events in the Middle East and their impact on oil prices, we expect ongoing improvement in the economy and corporate profits. We believe the market has exaggerated the potential for interest-rate hikes and expect the Federal Reserve to wait for evidence of persistent economic growth before raising rates.

  We continue to position the Fund to benefit from positive, sustainable change by identifying and investing in those companies exhibiting the potential to drive change to the bottom line. In addition, we continue to identify convertibles that exhibit an attractive risk-reward profile: 80% of the upside and 50% of the downside.

--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
  1 YEAR              5 YEARS             10 YEARS
  -4.51%            12.46%                 13.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVERTIBLE FUND     CS FIRST BOSTON
          INSTITUTIONAL SHARES  CONVERTIBLE INDEX
12/31/86              $250,000           $250,000
1/87                  $274,317           $268,000
2/87                  $285,198           $279,095
3/87                  $282,650           $281,970
4/87                  $278,260           $282,054
5/87                  $280,365           $282,901
6/87                  $283,328           $288,813
7/87                  $299,355           $300,597
8/87                  $305,960           $306,609
9/87                  $298,974           $302,102
10/87                 $232,383           $245,276
11/87                 $235,466           $237,403
12/87                 $242,192           $249,487
1/88                  $244,945           $256,422
2/88                  $252,824           $268,218
3/88                  $256,810           $267,306
4/88                  $265,199           $272,839
5/88                  $265,482           $270,138
6/88                  $277,739           $280,538
7/88                  $274,841           $277,621
8/88                  $271,424           $272,707
9/88                  $277,006           $277,616
10/88                 $280,155           $281,141
11/88                 $285,973           $276,587
12/88                 $290,338           $283,004
1/89                  $309,259           $295,711
2/89                  $315,650           $295,651
3/89                  $324,951           $299,495
4/89                  $335,404           $309,558
5/89                  $344,549           $315,842
6/89                  $343,056           $313,536
7/89                  $356,390           $322,535
8/89                  $362,935           $329,631
9/89                  $363,685           $326,763
10/89                 $358,218           $316,437
11/89                 $366,087           $321,595
12/89                 $372,774           $321,949
1/90                  $365,269           $309,135
2/90                  $378,297           $313,247
3/90                  $390,390           $318,039
4/90                  $378,509           $310,947
5/90                  $413,735           $326,028
6/90                  $412,936           $325,637
7/90                  $407,388           $322,739
8/90                  $386,680           $304,149
9/90                  $365,477           $290,888
10/90                 $351,247           $279,980
11/90                 $368,587           $293,671
12/90                 $379,633           $299,838
1/91                  $399,057           $313,300
2/91                  $421,630           $332,005
3/91                  $436,753           $340,139
4/91                  $438,878           $343,574
5/91                  $463,134           $353,778
6/91                  $444,500           $343,908
7/91                  $466,711           $356,976
8/91                  $486,250           $370,291
9/91                  $492,798           $369,588
10/91                 $497,020           $374,910
11/91                 $492,332           $365,912
12/91                 $525,252           $387,172
1/92                  $535,845           $398,361
2/92                  $541,828           $408,519
3/92                  $528,860           $405,578
4/92                  $515,886           $410,485
5/92                  $525,155           $417,628
6/92                  $509,645           $415,707
7/92                  $514,419           $426,058
8/92                  $515,636           $423,374
9/92                  $529,747           $431,841
10/92                 $542,444           $432,877
11/92                 $563,581           $445,388
12/92                 $576,919           $455,275
1/93                  $590,400           $469,480
2/93                  $569,126           $471,076
3/93                  $600,579           $488,600
4/93                  $607,790           $488,502
5/93                  $632,102           $497,051
6/93                  $652,314           $501,773
7/93                  $658,540           $506,941
8/93                  $696,855           $520,832
9/93                  $709,451           $526,717
10/93                 $727,803           $539,147
11/93                 $711,383           $531,006
12/93                 $733,164           $539,768
1/94                  $758,080           $555,259
2/94                  $749,598           $546,431
3/94                  $716,094           $524,136
4/94                  $710,211           $514,597
5/94                  $703,259           $515,729
6/94                  $683,418           $509,901
7/94                  $692,602           $524,281
8/94                  $706,108           $534,609
9/94                  $697,897           $525,146
10/94                 $696,803           $529,663
11/94                 $676,036           $510,436
12/94                 $677,511           $514,315
1/95                  $672,827           $513,647
2/95                  $681,610           $530,443
3/95                  $701,637           $544,447
4/95                  $709,919           $556,805
5/95                  $723,526           $573,231
6/95                  $751,213           $594,097
7/95                  $786,501           $615,187
8/95                  $799,061           $621,647
9/95                  $817,602           $630,909
10/95                 $804,308           $611,540
11/95                 $821,228           $632,822
12/95                 $828,291           $636,302
1/96                  $851,452           $650,365
2/96                  $875,222           $667,860
3/96                  $888,874           $673,470
4/96                  $912,865           $689,161
5/96                  $941,161           $704,530
6/96                  $920,308           $687,832
7/96                  $870,662           $661,007
8/96                  $924,031           $685,596
9/96                  $967,782           $703,490
10/96                 $969,033           $707,852
11/96                 $994,434           $729,937
12/96               $1,002,376           $724,390
1/97                $1,040,722           $747,425
2/97                $1,026,594           $743,539
3/97                $1,016,638           $728,147
4/97                $1,028,183           $735,502
5/97                $1,081,154           $769,555
6/97                $1,124,210           $791,949
7/97                $1,193,276           $835,348
8/97                $1,178,232           $835,933
9/97                $1,235,810           $871,209
10/97               $1,211,066           $847,338
11/97               $1,214,520           $842,254
12/97               $1,235,942           $846,971
1/98                $1,223,825           $846,717
2/98                $1,281,560           $884,565
3/98                $1,339,722           $916,498
4/98                $1,355,534           $924,655
5/98                $1,324,628           $898,024
6/98                $1,376,377           $902,694
7/98                $1,386,306           $882,113
8/98                $1,185,964           $773,878
9/98                $1,252,764           $786,569
10/98               $1,280,031           $814,807
11/98               $1,361,092           $853,673
12/98               $1,502,171           $902,418
1/99                $1,591,233           $931,747
2/99                $1,512,562           $899,415
3/99                $1,606,751           $937,550
4/99                $1,657,498           $975,521
5/99                $1,630,632           $966,546
6/99                $1,708,640         $1,008,301
7/99                $1,657,770           $994,991
8/99                $1,670,488           $997,976
9/99                $1,677,943         $1,000,571
10/99               $1,784,886         $1,035,191
11/99               $1,946,806         $1,114,693
12/99               $2,275,956         $1,284,127
1/00                $2,288,828         $1,264,737
2/00                $2,673,454         $1,397,534
3/00                $2,557,758         $1,367,487
4/00                $2,389,874         $1,300,754
5/00                $2,237,183         $1,231,033
6/00                $2,405,319         $1,311,050
7/00                $2,311,397         $1,271,457
8/00                $2,550,402         $1,369,232
9/00                $2,548,505         $1,349,789
10/00               $2,415,706         $1,287,833
11/00               $2,062,949         $1,131,877
12/00               $2,192,212         $1,183,603
1/01                $2,263,724         $1,253,318
2/01                $2,040,969         $1,157,188
3/01                $1,915,235         $1,110,091
4/01                $2,023,660         $1,184,911
5/01                $1,988,897         $1,178,157
6/01                $1,942,291         $1,155,890
7/01                $1,872,118         $1,133,119
8/01                $1,818,653         $1,104,111
9/01                $1,706,250         $1,028,700
10/01               $1,745,910         $1,054,315
11/01               $1,804,979         $1,091,637
12/01               $1,825,174         $1,107,575
1/02                $1,797,108         $1,093,398
2/02                $1,769,041         $1,060,596
3/31/02             $1,828,954         $1,105,990

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged CS First Boston Convertible Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
--------------------------------------------------------------------------------

CONVERTIBLE FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 69.1%
------------------------------------------------------------------
ADVERTISING SALES -- 1.5%
  Lamar Advertising Co. 5.250%,
    09/15/06............................  $1,651,000  $  1,789,271
                                                      ------------
ADVERTISING SERVICES -- 1.2%
  Getty Images, Inc. 5.000%, 03/15/07...   1,671,000     1,487,190
                                                      ------------
AIRLINES -- 1.0%
  Continental Airlines, Inc. 4.500%,
    02/01/07............................   1,235,000     1,201,037
                                                      ------------
APPLICATIONS SOFTWARE -- 1.4%
  Siebel Systems, Inc. 5.500%,
    09/15/06............................   1,095,000     1,656,188
                                                      ------------
AUTO-CARS/LIGHT TRUCKS -- 1.4%
  Ford Motor Co. 6.500%, 01/15/32.......      29,789     1,705,420
                                                      ------------
BROADCAST SERVICES/PROGRAMMING -- 1.5%
  Liberty Media Corp. 144A 3.250%,
    03/15/31............................   1,741,000     1,795,406
                                                      ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.0%
  Lennar Corp. 0.000%, 07/29/18.........   1,740,000     1,235,400
                                                      ------------
CABLE TV -- 1.3%
  Charter Communications, Inc. 5.750%,
    10/15/05............................   1,796,000     1,573,745
                                                      ------------
COMPUTER SERVICES -- 3.6%
  Affiliated Computer Services, Inc.
    3.500%, 02/15/06....................   1,271,000     1,825,474
  BISYS Group, Inc. 4.000%, 03/15/06....   2,008,000     2,492,430
                                                      ------------
                                                         4,317,904
                                                      ------------
COMPUTERS-MEMORY DEVICES -- 0.9%
  Veritas Software Corp. 1.856%,
    08/13/06............................     887,000     1,143,121
                                                      ------------
DATA PROCESSING/MANAGEMENT -- 3.0%
  Automatic Data Processing, Inc.
    0.000%, 02/20/12....................     956,000     1,443,560
  First Data Corp. 2.000%, 03/01/08.....   1,826,000     2,202,612
                                                      ------------
                                                         3,646,172
                                                      ------------
DRUG DELIVERY SYSTEMS -- 2.0%
  Alza Corp. 0.000%, 07/28/20...........   2,706,000     2,438,782
                                                      ------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.5%
  Celestica, Inc. 0.000%, 08/01/20......   4,002,000     1,755,878
                                                      ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
  Fairchild Semiconductor Corp. 144A
    5.000%, 11/01/08....................   1,532,000     1,884,360
                                                      ------------
ELECTRONIC MEASURE INSTRUMENTS -- 1.5%
  Agilent Technology, Inc. 144A 3.000%,
    12/01/21............................   1,460,000     1,832,300
                                                      ------------
ELECTRONICS-MILITARY -- 1.7%
  L-3 Communications Holdings 5.250%,
    06/01/09............................   1,386,000     2,085,930
                                                      ------------
ENTERPRISE SOFTWARE/SERVICES -- 1.2%
  Network Associates, Inc. 5.250%,
    08/15/06............................      47,000        72,497
  Network Associates, Inc. 144A 5.250%,
    08/15/06............................     898,000     1,385,165
                                                      ------------
                                                         1,457,662
                                                      ------------
                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------

FOOD-WHOLESALE/DISTRIBUTION -- 1.3%
  Fleming Cos., Inc. 5.250%, 03/15/09...  $1,635,000  $  1,581,863
                                                      ------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.6%
  Brooks Automation, Inc. 4.750%,
    06/01/08............................   2,007,000     1,914,176
                                                      ------------
INTERNET SECURITY -- 1.8%
  Symantec Corp. 3.000%, 11/01/06.......   1,520,000     2,122,300
                                                      ------------
LASERS-SYSTEMS/COMPONENTS -- 1.7%
  Cymer, Inc. 144A 3.500%, 02/15/09.....   1,717,000     2,047,522
                                                      ------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.2%
  IDEC Pharmaceuticals Corp. 0.000%,
    02/16/19............................     745,000     1,950,969
  InterMune, Inc. 5.750%, 07/15/06......     633,000       660,694
                                                      ------------
                                                         2,611,663
                                                      ------------
MEDICAL-HMO -- 1.7%
  Wellpoint Health Networks, Inc.
    0.000%, 07/02/19....................   2,268,000     2,034,113
                                                      ------------
MEDICAL-HOSPITALS -- 1.7%
  Community Health Systems, Inc.
    4.250%, 10/15/08....................     414,000       391,747
  Universal Health Services, Inc.
    0.426%, 06/23/20....................   2,912,000     1,630,720
                                                      ------------
                                                         2,022,467
                                                      ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 3.1%
  AmeriSource Health Corp. 5.000%,
    12/01/07............................   1,297,000     1,922,802
  Cephaleon, Inc. 5.250%, 05/01/06......   1,681,000     1,807,075
                                                      ------------
                                                         3,729,877
                                                      ------------
OIL & GAS DRILLING -- 1.2%
  Pride International, Inc. 144A 2.500%,
    03/01/07............................   1,295,000     1,479,537
                                                      ------------
PRINTING-COMMERCIAL -- 0.9%
  World Color Press, Inc. 6.000%,
    10/01/07............................   1,032,000     1,115,850
                                                      ------------
REAL ESTATE OPERATION/DEVELOPMENT -- 1.5%
  EOP Operating LP 7.250%, 11/15/08.....   1,668,000     1,774,335
                                                      ------------
RETAIL-APPAREL/SHOE -- 4.4%
  Ann Taylor Stores Corp. 0.550%,
    06/18/19............................   2,647,000     1,733,785
  Gap, Inc. 144A 5.750%, 03/15/09.......   1,441,000     1,675,162
  Venator Group, Inc. 5.500%, 06/01/08..   1,515,000     1,852,088
                                                      ------------
                                                         5,261,035
                                                      ------------
RETAIL-BUILDING PRODUCTS -- 1.6%
  Lowe's Cos., Inc. 0.000%, 02/16/21....   2,405,000     1,911,975
                                                      ------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.8%
  JC Penney Co. 144A 5.000%, 10/15/08...     996,000       933,750
                                                      ------------
RETAIL-OFFICE SUPPLIES -- 1.4%
  School Specialty, Inc. 6.000%,
    08/01/08............................   1,483,000     1,625,739
                                                      ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.4%
  Kohls Corp. 144A 0.000%, 06/12/20.....   2,681,000     1,719,191
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND (Continued)
------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 1.9%
  EchoStar Communications Corp. 4.875%,
    01/01/07............................  $2,455,000  $  2,227,912
                                                      ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.6%
  Atmel Corp. 0.000%, 04/21/18..........   1,717,000     1,058,101
  Analog Devices, Inc. 4.750%,
    10/01/05............................   1,241,000     1,183,604
  Cypress Semiconductor Corp. 4.000%,
    02/01/05............................     928,000       849,120
                                                      ------------
                                                         3,090,825
                                                      ------------
SEMICONDUCTOR EQUIPMENT -- 5.2%
  Amkor Technology, Inc. 5.000%,
    03/15/07............................   1,143,000       891,540
  LAM Research Corp. 4.000%, 06/01/06...   1,790,000     1,776,575
  Photronics, Inc 4.750%, 12/15/06......   1,395,000     1,640,869
  Photronics, Inc. 144A 4.750%,
    12/15/06............................     134,000       157,618
  Teradyne, Inc. 3.750%, 10/15/06.......   1,091,000     1,845,154
                                                      ------------
                                                         6,311,756
                                                      ------------
THERAPEUTICS -- 1.6%
  Gilead Sciences, Inc. 5.000%,
    12/15/07............................   1,182,000     1,944,390
                                                      ------------
WEB PORTALS/ISP -- 0.7%
  AOL Time Warner, Inc. 0.000%,
    12/06/19............................   1,639,000       878,914
                                                      ------------
WIRELESS EQUIPMENT -- 1.5%
  RF Micro Devices, Inc. 3.750%,
    08/15/05............................   2,109,000     1,800,559
                                                      ------------
TOTAL CONVERTIBLE CORPORATE BOND
  (Cost: $79,579,006)...............................    83,145,515
                                                      ------------
                                            NUMBER
                                              OF
                                            SHARES
------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 21.9%
------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.6%
  Raytheon Co.* 8.250%, 05/15/06........      28,859     1,962,701
                                                      ------------
AIRLINES -- 0.6%
  Continental Airlines Financial Trust
    6.000%, 11/15/30....................      24,133       763,206
                                                      ------------
CABLE TV -- 0.4%
  Adelphia Communications Corp. 7.500%,
    11/15/04............................      22,731       437,572
                                                      ------------
COMMERCIAL SERVICES -- 1.5%
  Cendant Corp. 7.750%, 08/17/04........      36,804     1,766,592
                                                      ------------
COMPUTER SERVICES -- 1.2%
  Electronic Data Systems Corp. 7.625%,
    08/17/04............................      29,497     1,491,073
                                                      ------------
CONTAINERS-PAPER/PLASTIC -- 1.6%
  Sealed Air Corp. Ser. A, $2,
    04/01/18............................      41,925     1,922,261
                                                      ------------
ELECTRIC-INTEGRATED -- 1.5%
  TXU Corp. 9.250%, 08/16/02............      63,237     1,813,637
                                                      ------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.4%
  Solectron Corp. 7.250%, 11/15/04......      23,090       504,517
                                                      ------------
HEALTH CARE COST CONTAINMENT -- 1.4%
  McKesson Financing Trust 5.000%,
    06/01/27............................      30,653     1,655,262
                                                      ------------
                                            NUMBER
                                              OF
                                            SHARES       VALUE
------------------------------------------------------------------

MULTI-LINE INSURANCE -- 1.4%
  Prudential Financial, Inc. 6.750%,
    11/15/04............................      30,595  $  1,689,762
                                                      ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.8%
  Apache Corp. $2.015, 05/15/02.........      41,655     2,163,977
                                                      ------------
PROPERTY/CASUALTY INSURANCE -- 1.6%
  Ace, Ltd. 8.250%, 05/16/03............      22,920     1,904,652
                                                      ------------
RADIO -- 2.1%
  Entercom Communications Capital Trust
    Corp. 6.250%, 09/30/14..............      29,693     1,941,180
  Radio One, Inc. 6.500%, 07/15/05......         450       556,397
                                                      ------------
                                                         2,497,577
                                                      ------------
RENTAL AUTO/EQUIPMENT -- 1.0%
  United Rentals, Inc. 6.500%,
    08/01/28............................      27,598     1,166,016
                                                      ------------
RESORTS/THEME PARKS -- 0.9%
  Six Flags, Inc. 7.250%, 08/15/09......      42,175     1,138,725
                                                      ------------
SAVINGS & LOANS/THRIFTS-EASTERN US -- 1.7%
  Sovereign Capital Trust 7.500%,
    01/15/30............................      25,932     2,074,301
                                                      ------------
SAVINGS & LOANS/THRIFTS-WESTERN US -- 1.2%
  Washington Mutual Capital Trust I
    5.375%, 05/01/41....................      29,512     1,427,643
                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $25,915,350)...............................    26,379,474
                                                      ------------
------------------------------------------------------------------
COMMON STOCK -- 5.1%
------------------------------------------------------------------
ADVERTISING AGENCIES -- 1.6%
  Omnicom Group, Inc....................      20,670     1,951,248
                                                      ------------
MEDICAL-HMO -- 1.8%
  Anthem, Inc. Units....................      30,630     2,229,864
                                                      ------------
NETWORKING PRODUCTS -- 0.0%
  Cisco Systems, Inc.*..................           2            34
                                                      ------------
SUPER-REGIONAL BANKS-US -- 1.7%
  Fifth Third Bancorp...................      29,610     1,998,083
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $5,234,789)................................     6,179,229
                                                      ------------
------------------------------------------------------------------
                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 4.5%
------------------------------------------------------------------
  Brown Brothers Harriman (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $5,342,605)..................   5,342,605     5,342,605
                                                      ------------

TOTAL INVESTMENTS -- 100.6%                          121,046,823
  (Cost: $116,071,750)............................
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)...      (688,215)
                                                    ------------
NET ASSETS -- 100.0%..............................  $120,358,608
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; DAVID W. HAYS, CFA, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to outperform the total return of the Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.

  MARKET OVERVIEW: US bond prices rose from April 1, 2001 through March 31, 2002. During the fiscal year, performance among sectors and individual securities varied widely as the market experienced three distinct phases.

  In the first half of the period, the Federal Reserve was aggressively easing monetary policy in an effort to engineer a "soft landing" for the stalled economy. Lower interest rates along with tax cuts were just beginning to affect economic activity by midsummer. Interest rates fell, the yield curve steepened and credit spreads widened to historic levels.

  In the wake of the terrorist attacks, the economy slowed to a near standstill, prompting the Federal Reserve to accelerate already aggressive monetary easing. Government spending rose on the anti-terror agenda, adding to fiscal stimulus. Interest rates bottomed out on continued steepening in the yield curve, and credit spreads deteriorated further.

  By the beginning of 2002, the economy began to respond to massive monetary and fiscal stimulus. As a result, the Federal Reserve shifted to neutral monetary policy at its March policy meeting. As investors anticipated the possibility of rising inflation and interest rates, rates started to rise, the yield curve began to flatten and performance of credit-sensitive securities improved.

  PERFORMANCE: The Fund gained 2.6% during the fiscal year ended March 31, 2002 versus the Lehman Aggregate Bond Index, which rose 5.4%.

  PORTFOLIO SPECIFICS: The Fund's underperformance was largely concentrated in the second half of 2001 and resulted from the abrupt shift in market direction following the terrorist attacks. Because we had anticipated the economy would improve by the end of 2001, the Fund had a shorter duration than its benchmark and was overweight in credit-sensitive securities. In the wake of September 11, the Fund underperformed as the economy slipped into a recession, and investors became increasingly averse to credit risk. Performance was also hurt by the sudden collapse of Enron, one of the Fund's corporate bond holdings.

  MARKET OUTLOOK: As the economy continues to expand, a legacy of easy monetary policy, low inflation, and economic weakness should translate into an overall positive environment for the US bond market.

  After shifting from an easy to neutral bias, it is clear the Federal Reserve's next move will be to raise rates -- a move investors are anticipating. As a result, we expect to maintain a shorter-than-benchmark duration in the Fund for some time. In terms of maturity allocation along the yield curve, we have started to move toward a barbell approach. While neutral monetary policy, fiscal deficits and economic weakness have kept the yield curve steep, it will likely flatten as the economy continues to improve. Finally, we remain significantly overweight in credit-sensitive securities. Corporates are currently inexpensive relative to other sectors of the high-grade bond market and are poised to outperform as economic growth accelerates.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND INSTITUTIONAL SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   2.58%            6.90%                   6.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         HIGH QUALITY BOND FUND  LEHMAN AGGREGATE
          INSTITUTIONAL SHARES      BOND INDEX
8/31/95                $250,000          $250,000
9/95                   $257,840          $252,425
10/95                  $262,060          $255,707
11/95                  $267,084          $259,542
12/95                  $272,016          $263,176
1/96                   $271,811          $264,913
2/96                   $265,457          $260,303
3/96                   $263,735          $258,481
4/96                   $262,283          $257,034
5/96                   $261,661          $256,520
6/96                   $264,958          $259,957
7/96                   $265,801          $260,659
8/96                   $264,747          $260,216
9/96                   $269,992          $264,743
10/96                  $275,787          $270,621
11/96                  $280,723          $275,248
12/96                  $278,233          $272,688
1/97                   $278,233          $273,534
2/97                   $280,200          $274,218
3/97                   $276,856          $271,174
4/97                   $280,610          $275,241
5/97                   $283,480          $277,856
6/97                   $287,277          $281,163
7/97                   $294,701          $288,754
8/97                   $291,551          $286,300
9/97                   $296,748          $290,537
10/97                  $300,397          $294,750
11/97                  $302,031          $296,106
12/97                  $304,717          $299,096
1/98                   $309,331          $302,925
2/98                   $310,085          $302,682
3/98                   $311,742          $303,711
4/98                   $312,908          $305,291
5/98                   $315,755          $308,191
6/98                   $317,199          $310,811
7/98                   $318,039          $311,463
8/98                   $319,870          $316,540
9/98                   $326,463          $323,947
10/98                  $322,323          $322,230
11/98                  $328,623          $324,067
12/98                  $330,743          $325,039
1/99                   $334,220          $327,347
2/99                   $328,273          $321,618
3/99                   $330,865          $323,387
4/99                   $333,285          $324,422
5/99                   $329,617          $321,567
6/99                   $327,585          $320,538
7/99                   $325,469          $319,192
8/99                   $323,883          $319,032
9/99                   $328,069          $322,733
10/99                  $329,145          $323,927
11/99                  $330,489          $323,895
12/99                  $329,768          $322,340
1/00                   $328,675          $321,276
2/00                   $332,229          $325,164
3/00                   $336,231          $329,456
4/00                   $334,008          $328,501
5/00                   $333,452          $328,336
6/00                   $339,844          $335,166
7/00                   $342,672          $338,216
8/00                   $348,326          $343,120
9/00                   $349,704          $345,282
10/00                  $349,704          $347,560
11/00                  $354,885          $353,260
12/00                  $365,037          $359,831
1/01                   $373,224          $365,696
2/01                   $376,731          $368,878
3/01                   $376,734          $370,722
4/01                   $374,958          $369,165
5/01                   $378,509          $371,380
6/01                   $378,255          $372,792
7/01                   $384,264          $381,142
8/01                   $388,771          $385,525
9/01                   $385,725          $389,997
10/01                  $396,706          $398,148
11/01                  $388,771          $392,654
12/01                  $386,408          $390,141
1/02                   $388,909          $393,301
2/02                   $390,159          $397,116
3/31/02                $386,437          $390,524

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
AGENCY OBLIGATIONS -- 45.4%
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 41.7%
  Pool #380032
    10.000%, 10/01/03...................  $    5,019  $     5,178
  Fannie Mae
    3.125%, 11/15/03....................   4,150,000    4,118,211
  Fannie Mae
    5.625%, 05/14/04....................     125,000      129,004
  Fannie Mae
    5.000%, 01/15/07....................   1,675,000    1,656,156
  Pool #G10405
    6.500%, 11/01/10....................      79,504       81,243
  Pool #G10965
    7.500%, 10/01/14....................      99,886      105,035
  Pool #577941
    6.000%, 04/01/16....................     605,750      603,478
  Pool #578768
    6.000%, 05/01/16....................     278,831      277,786
  Pool #581967
    6.500%, 08/01/16....................   1,906,604    1,938,177
  Pool #568434
    6.500%, 03/01/16....................     303,004      308,021
  Pool #573919
    7.000%, 03/01/16....................     247,749      256,497
  Pool#373916
    7.500%, 12/01/22....................      56,892       59,398
  Pool#253398
    8.000%, 08/01/30....................     664,569      697,585
  Pool #535481
    8.000%, 09/01/30....................     736,202      772,776
  Pool #190308
    7.500%, 09/01/30....................     467,450      483,955
  Pool #535663
    7.500%, 01/01/31....................     484,775      501,892
  Pool #570589
    7.500%, 02/01/31....................     212,874      220,391
  Pool #545067
    7.500%, 05/01/31....................     404,247      418,521
  Pool #607476
    6.500%, 11/01/31....................   1,092,380    1,086,568
  Pool #545278
    7.500%, 11/01/31....................     553,865      573,422
  Pool #621284
    6.500%, 12/01/31....................     736,771      732,851
  Pool #617259
    6.000%, 01/01/32....................   4,424,304    4,286,045
  Pool #545551
    8.000%, 03/01/32....................   1,925,000    2,022,838
                                                      -----------
                                                       21,335,028
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.7%
  Pool #064054
    11.500%, 02/15/13...................         118          135
  Pool #68958
    11.500%, 07/15/13...................         239          272
  Pool #002562
    6.000%, 03/20/28....................     176,574      171,222
  Pool #299705
    8.500%, 02/15/21....................       1,628        1,765
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  Pool #410215
    7.500%, 12/15/25....................  $   96,627  $   101,398
  Pool #436164
    7.500%, 01/15/28....................     169,636      177,177
  Pool #458876
    7.500%, 04/15/28....................     256,322      267,718
  Pool #537967
    8.000%, 07/15/30....................     142,427      149,818
  Pool #781330
    6.000%, 09/15/31....................   1,078,997    1,051,353
                                                      -----------
                                                        1,920,858
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $23,430,623)...............................
                                                       23,255,886
                                                      -----------
-----------------------------------------------------------------
CORPORATE BONDS -- 36.0%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.5%
  Rockwell International Corp.
    6.750%, 09/15/02....................     250,000      253,570
                                                      -----------
AGRICULTURAL CHEMICALS -- 0.4%
  IMC Global, Inc.
    10.875%, 06/01/08...................      25,000       27,656
  IMC Global, Inc.
    11.250%, 06/01/11...................     140,000      154,546
                                                      -----------
                                                          182,202
                                                      -----------
AIRLINES -- 3.6%
  America West Airlines
    8.057%, 01/02/22....................     162,525      164,906
  Continental Airlines#
    7.434%, 09/15/04....................     250,000      230,000
  Continental Airlines
    7.080%, 11/01/04#...................      34,233       32,350
  Continental Airlines
    7.256%, 03/15/20....................     150,444      144,909
  Delta Air Lines
    7.111%, 09/18/11....................     300,000      296,946
  United Air Lines, Inc.
    6.201%, 09/01/08....................     130,000      113,099
  United Air Lines, Inc.
    7.186%, 04/01/11....................     333,736      298,620
  US Air, Inc.
    7.890%, 03/01/19....................     445,317      452,911
  US Air, Inc.
    7.076%, 03/20/21....................      88,299       88,650
                                                      -----------
                                                        1,822,391
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 0.4%
  Coaxial Communications, Inc.
    10.000%, 08/15/06...................     220,000      222,200
                                                      -----------
BUILDING & CONSTRUCTION PRODUCTS -- MISCELLANEOUS -- 0.6%
  Associated Materials, Inc.
    9.250%, 03/01/08....................     300,000      328,500
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
CABLE TV -- 1.1%
  Charter Communications Holdings LLC
    8.250%, 04/01/07....................  $  170,000  $   153,850
  Charter Communications Holdings LLC
    10.250%, 01/15/10...................      55,000       53,625
  Charter Communications Holdings LLC
    10.000%, 05/15/11...................     100,000       95,500
  Olympus Communications Corp.
    10.625%, 11/15/06...................     290,000      279,850
                                                      -----------
                                                          582,825
                                                      -----------
CASINO HOTELS -- 0.6%
  Harrahs Operating Co.
    7.500%, 01/15/09....................     120,000      121,983
  Hollywood Casino Corp.
    11.250%, 05/01/07...................     100,000      110,500
  Mandalay Resort Group
    9.500%, 08/01/08....................      60,000       64,800
                                                      -----------
                                                          297,283
                                                      -----------
CELLULAR TELECOMMUNICATIONS -- 2.6%
  Airgate PCS, Inc.
    0.000% (until 10/01/04, thereafter
    13.500% to maturity), 10/01/09......     210,000      137,550
  Crown International Corp.
    9.375%, 08/01/11....................     365,000      307,513
  TeleCorp PCS, Inc.
    10.625%, 07/15/10...................     260,000      291,850
  Triton PCS, Inc.
    0.000% (until 5/1/03 thereafter
    11.000% to maturity), 05/01/08......     330,000      287,925
  Ubiquitel Operating Co.#
    0.000% (until 4/15/05, thereafter
    14.000% to maturity), 04/15/10......     660,000      231,000
  Western Wireless Corp.
    10.500%, 06/01/06...................      20,000       16,400
  Western Wireless Corp.
    10.500%, 02/01/07...................      60,000       49,200
                                                      -----------
                                                        1,321,438
                                                      -----------
CHEMICALS -- SPECIALTY -- 1.1%
  ISP Chemco, Inc. Ser. B
    10.250%, 07/01/11...................     300,000      317,250
  NL Industries, Inc.
    11.750%, 10/15/03...................     264,000      266,640
                                                      -----------
                                                          583,890
                                                      -----------
COMMERCIAL BANKS -- CENTRAL US -- 0.2%
  Bank One Na Illinois
    5.500%, 03/26/07....................     125,000      123,916
                                                      -----------
CONTAINERS -- PAPER/PLASTIC -- 0.5%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06...................     270,000      274,050
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CREDIT CARD -- 0.5%
  Discover Card Master Trust
    5.600%, 05/15/06....................  $  250,000  $   255,545
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  Citigroup, Inc.
    6.000%, 02/21/12....................     250,000      242,018
  General Electric Capital Corp.
    7.375%, 01/19/10....................     175,000      186,662
  General Electric Capital Corp.
    5.875%, 02/15/12....................     250,000      239,768
  General Electric Capital Corp.
    6.750%, 03/15/32....................     325,000      311,886
  State Street Boston Corp.
    7.350%, 06/15/26....................     850,000      906,789
                                                      -----------
                                                        1,887,123
                                                      -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
  GE Global Insurance Holdings Corp.
    7.000%, 02/15/26....................     500,000      487,730
                                                      -----------
ELECTRIC -- INTEGRATED -- 0.6%
  Nisource Finance Corp.
    7.875%, 11/15/10....................      75,000       71,897
  PSEG Power LLC
    8.625%, 04/15/31....................     200,000      216,070
                                                      -----------
                                                          287,967
                                                      -----------
FINANCE -- AUTO LOANS -- 0.5%
  General Motors Acceptance Corp.
    7.250%, 03/02/11....................      60,000       59,818
  General Motors Acceptance Corp.
    8.000%, 11/01/31....................     200,000      201,150
                                                      -----------
                                                          260,968
                                                      -----------
FINANCE -- CREDIT CARD -- 0.5%
  Capital One Bank
    8.250%, 06/15/05....................     100,000       99,105
  Capital One Bank
    6.875%, 02/01/06....................     150,000      144,878
                                                      -----------
                                                          243,983
                                                      -----------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 1.8%
  Credit Suisse First Boston, Inc.
    6.500%, 01/15/12....................     275,000      270,128
  Merrill Lynch & Co.
    6.130%, 05/16/06....................     300,000      305,967
  Morgan Stanley Dean Witter & Co.
    7.250%, 04/01/32....................     350,000      350,025
                                                      -----------
                                                          926,120
                                                      -----------
FINANCE -- OTHER SERVICES -- 0.2%
  ACME Intermediate Holdings Cl. B#
    0.000% (until 9/30/02, thereafter
    12.000% to maturity), 09/30/05......     100,000       86,000
                                                      -----------
FOOD -- RETAIL -- 0.5%
  Pathmark Stores 144A
    8.750%, 02/01/12....................     230,000      236,900
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.1%
  Isle of Capri Casinos
    9.000%, 03/15/12....................  $   60,000  $    60,075
                                                      -----------
INSURANCE BROKERS -- 0.1%
  Marsh & McLennan Cos., Inc.
    7.125%, 06/15/09....................      30,000       31,216
                                                      -----------
LIFE/HEALTH INSURANCE -- 0.3%
  Protective Life 144A
    5.875%, 08/15/06....................     160,000      160,006
                                                      -----------
MACHINERY -- PUMPS -- 0.5%
  Flowserve Corp.
    12.250%, 08/15/10...................     247,000      279,110
                                                      -----------
MARINE SERVICES -- 0.1%
  Trico Marine Services, Inc.
    8.500%, 08/01/05....................      60,000       58,200
                                                      -----------
MEDICAL -- DRUGS -- 0.2%
  Warner Chilcott, Inc. Ser. B
    12.625%, 02/15/08...................     100,000      114,500
                                                      -----------
MEDICAL -- HOSPITALS -- 0.5%
  HCA Healthcare, Inc.
    7.125%, 06/01/06....................      90,000       92,475
  United Surgical Partners
    International, Inc.
    10.000%, 12/15/11...................     140,000      142,975
                                                      -----------
                                                          235,450
                                                      -----------
MINING SERVICES -- 0.8%
  Compass Minerals Group, Inc. 144A
    10.000%, 08/15/11...................     400,000      421,500
                                                      -----------
MULTI-LINE INSURANCE -- 2.8%
  AIG SunAmerica Global 144A
    6.900%, 03/15/32....................     500,000      497,110
  Allstate Financial Global 144A
    6.500%, 06/14/11....................     950,000      946,599
                                                      -----------
                                                        1,443,709
                                                      -----------
MULTIMEDIA -- 0.3%
  Time Warner, Inc.
    7.250%, 10/15/17....................     180,000      175,956
                                                      -----------
MUTUAL INSURANCE -- 0.1%
  Lumbermens Mutual Casualty 144A
    8.300%, 12/01/37....................      60,000       48,782
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 0.2%
  Chesapeake Energy Corp.
    8.125%, 04/01/11....................      60,000       60,150
  Murphy Oil Corp.
    7.050%, 05/01/29....................      30,000       27,583
                                                      -----------
                                                           87,733
                                                      -----------
OIL REFINING & MARKETING -- 0.7%
  Tesoro Petroleum Corp.
    9.000%, 07/01/08....................     180,000      179,100
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

OIL REFINING & MARKETING (CONTINUED)
  Tesoro Petroleum Corp.
    9.625%, 11/01/08....................  $  200,000  $   202,000
                                                      -----------
                                                          381,100
                                                      -----------
OIL & GAS DRILLING -- 0.1%
  Parker Drilling Co.
    9.750%, 11/15/06....................      40,000       41,200
                                                      -----------
PAPER & RELATED PRODUCTS -- 0.1%
  Westvaco Corp.
    8.200%, 01/15/30....................      60,000       64,101
                                                      -----------
PIPELINES -- 0.4%
  Williams Cos.
    7.500%, 01/15/31....................     225,000      202,700
                                                      -----------
PUBLISHING -- NEWSPAPERS -- 0.8%
  Canwest Media, Inc.
    10.625%, 05/15/11...................      25,000       27,500
  Hollinger International
    Publishing, Inc.
    9.250%, 02/01/06....................     110,000      113,025
  Hollinger International
    Publishing, Inc.
    9.250%, 03/15/07....................     255,000      262,969
                                                      -----------
                                                          403,494
                                                      -----------
REITS -- HOTELS -- 0.6%
  MeriStar Hospitality Corp.
    9.000%, 01/15/08....................     160,000      162,400
  MeriStar Hospitality Corp. 144A
    10.500%, 06/15/09...................      60,000       64,200
  RFS Partnership LP 144A
    9.750%, 03/01/12....................      60,000       61,800
                                                      -----------
                                                          288,400
                                                      -----------
SPECIAL PURPOSE ENTITY -- 1.5%
  Principal Life Global Funding
    6.250%, 02/15/12....................     400,000      387,188
  Scotia Pacific Co. LLC
    6.550%, 07/20/28....................     126,362      122,674
  TIAA Global Markets 144A
    5.000%, 03/01/07....................     250,000      231,471
                                                      -----------
                                                          741,333
                                                      -----------
STEEL -- PRODUCERS -- 0.1%
  Steel Dynamics, Inc. 144A
    9.500%, 03/15/09....................      70,000       72,188
                                                      -----------
STEEL -- SPECIALTY -- 0.2%
  Oregon Steel Mills, Inc.
    11.000%, 06/15/03...................     120,000      120,150
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 1.3%
  Bellsouth Telecommunications, Inc.
    6.500%, 06/15/05....................     250,000      261,115
  Tritel PCS, Inc.
    0.000% (until 5/15/04 thereafter
    12.750% to maturity), 05/15/09......     430,000      378,400
                                                      -----------
                                                          639,515
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 2.7%
  Ameritech Capital Funding
    6.150%, 01/15/08....................  $  250,000  $   250,525
  Ameritech Capital Funding
    6.450%, 01/15/18....................     180,000      174,172
  Bellsouth Corp.
    6.000%, 10/15/11....................     550,000      535,953
  Cox Communications, Inc.
    6.850%, 01/15/18....................     250,000      221,013
  Sprint Capital Corp.
    6.125%, 11/15/08....................     150,000      133,878
  Sprint Capital Corp.
    6.900%, 05/01/19....................      90,000       74,229
                                                      -----------
                                                        1,389,770
                                                      -----------
WIRE & CABLE PRODUCTS -- 0.6%
  International Wire Group#
    11.750%, 06/01/05...................     250,000      211,250
  International Wire Group#
    11.750%, 06/01/05...................     125,000      105,625
                                                      -----------
                                                          316,875
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $18,709,462)...............................   18,441,664
                                                      -----------
-----------------------------------------------------------------
FOREIGN GOVERNMENT BOND -- 4.9%
-----------------------------------------------------------------
GERMANY -- 4.9%
  Deutschland Republic
    6.000%, 01/04/07
    (Cost: $2,551,167)..................   2,725,000    2,486,408
                                                      -----------
-----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 4.2%
-----------------------------------------------------------------
US TREASURY BONDS -- 1.9%
  6.000%, 02/15/26......................      65,000       64,614
  5.250%, 02/15/29......................     925,000      831,631
  5.375%, 02/15/31......................      50,000       46,930
                                                      -----------
                                                          943,175
                                                      -----------
US TREASURY NOTES -- 2.3%
  4.750%, 01/31/03......................     250,000      254,415
  5.875%, 11/15/04......................     900,000      939,231
                                                      -----------
                                                        1,193,646
                                                      -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $2,157,153)................................    2,136,821
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.7%
-----------------------------------------------------------------
BUILDING PRODUCTS -- WOOD -- 0.5%
  Celulosa Arauco S.A.
    8.625%, 08/15/10....................     100,000      105,865
  Celulosa Arauco S.A.
    7.750%, 09/13/11....................     150,000      150,029
                                                      -----------
                                                          255,894
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CABLE TV -- 0.3%
  ONO Finance PLC#
    13.000%, 05/01/09...................  $  320,000  $   147,200
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09....................     165,000      141,616
                                                      -----------
FINANCE -- OTHER SERVICES -- 0.8%
  Pemex Finance, Ltd.
    6.300%, 05/15/10....................     170,000      169,381
  Pemex Project
    9.125%, 10/13/10....................     240,000      258,000
                                                      -----------
                                                          427,381
                                                      -----------
MULTI-LINE INSURANCE -- 0.9%
  Axa
    8.600%, 12/15/30....................     225,000      248,416
  Royal & Sun Alliance Insurance Group
    8.950%, 10/15/29....................     175,000      182,963
                                                      -----------
                                                          431,379
                                                      -----------
SPECIAL PURPOSE ENTITY -- 0.9%
  Hollinger Participation Trust 144A
    12.125%, 11/15/10...................     494,677      474,890
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,848,587)................................    1,878,360
                                                      -----------
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 0.6%
-----------------------------------------------------------------
MORTGAGE -- COMMERCIAL -- 0.6%
  Global Franchise Trust 1998 A1#
    6.349%, 04/10/04....................     115,556      117,900
  Residential Funding Mortgage 1995 A4
    8.000%, 04/25/10....................     191,024      195,021
                                                      -----------
                                                          312,921
                                                      -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $311,526)..................................      312,921
                                                      -----------
-----------------------------------------------------------------
TIME DEPOSIT -- 2.5%
-----------------------------------------------------------------
  Bank One Grand Cayman
    1.150%, 04/01/02
    (Cost: $1,297,426)..................   1,297,426    1,297,426
                                                      -----------

TOTAL INVESTMENTS -- 97.3%
  (Cost: $50,305,944).............................    49,809,486
OTHER ASSETS IN EXCESS OF LIABILITIES --
  2.7%............................................     1,394,536
                                                     -----------
NET ASSETS -- 100.0%..............................   $51,204,022
                                                     -----------
                                                     -----------
---------------

  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: The high yield bond market posted a modest gain during the challenging investment environment between April 1, 2001 and March 31, 2002.

  Throughout the first half of the period, high yield bond prices fell due to soft global economic and earnings growth, weak equity markets and heightened investor aversion to risk. A steep decline in wire line telecommunications bond prices contributed to selling pressure, as did the September 11 terrorist attacks.

  Later in the fiscal year, the high yield bond market rallied strongly. Yield spreads contracted despite concerns over corporate accounting policies and a steady stream of defaults and downgrades, which tend to lag changes in company fundamentals. Better-than-expected economic news signaled a recovery in GDP growth. The pickup in economic activity, strong cash flows into mutual funds and robust market liquidity lifted the market higher. Issuers in cyclical, economically sensitive industries such as autos, housing and industrials performed especially well.

  After lowering interest rates 11 times in 2001, the Federal Reserve moved to a neutral stance at its March meeting. The Federal Reserve cited the pace of economic expansion as the reason for the change.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 0.4% versus the Salomon Smith Barney High Yield Index, up 1.4%. For the five years ended March 31, 2002, the Fund rose 6.5%, annualized, versus a 3.6% increase in the Salomon Smith Barney High Yield Index.

  PORTFOLIO SPECIFICS: The Fund's performance was in line with that of its benchmark this period. The strong relative performance of CCC-rated bonds negatively impacted the Fund, since its average quality rating is above CCC. Holdings among telecommunications and electric utilities issues also detracted from relative results.

  On the plus side, positions in a variety of industries helped returns. Top-performing holdings this period included Alliant Techsystems, an aerospace and defense technology firm; Stone Energy, an independent oil and gas producer; and HCA, a healthcare services provider. In February, Standard & Poor's raised the rating on HCA's notes to investment grade.

  MARKET OUTLOOK: Our outlook for the high yield bond market is positive given:

  - Expectations for continued improvement in the economy and corporate earnings

  - Steep yield curve, which gives banks and other financial services firms incentive to lend

  - Attractive spreads versus Treasuries, despite recent narrowing

  We don't expect the Federal Reserve to begin aggressively raising interest rates, since the economic recovery is in its early stages. We are closely monitoring the conflict in the Middle East and its effect on oil prices. However, our intense focus on company fundamentals -- not macroeconomic conditions -- will be the long-term driver of the Fund's total return.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND INSTITUTIONAL SHARES WITH THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   0.42%            6.53%                   8.20%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              HIGH YIELD
              BOND FUND        SALOMON SMITH BARNEY
         INSTITUTIONAL SHARES    HIGH YIELD INDEX
7/31/96              $250,000              $250,000
8/96                 $256,780              $252,588
9/96                 $265,702              $258,511
10/96                $268,927              $261,475
11/96                $273,926              $266,483
12/96                $278,314              $268,592
1/97                 $283,685              $270,620
2/97                 $289,776              $275,226
3/97                 $284,740              $272,389
4/97                 $285,969              $274,334
5/97                 $298,355              $279,884
6/97                 $305,705              $284,607
7/97                 $315,198              $291,126
8/97                 $318,279              $291,858
9/97                 $331,438              $296,966
10/97                $332,537              $299,352
11/97                $336,209              $300,873
12/97                $337,882              $304,022
1/98                 $349,162              $310,902
2/98                 $353,474              $313,005
3/98                 $357,326              $316,384
4/98                 $360,503              $318,103
5/98                 $361,564              $318,951
6/98                 $363,444              $319,664
7/98                 $366,798              $322,220
8/98                 $346,504              $300,620
9/98                 $338,199              $304,327
10/98                $329,809              $300,141
11/98                $349,778              $315,208
12/98                $353,159              $314,980
1/99                 $361,234              $319,699
2/99                 $360,705              $317,012
3/99                 $363,377              $319,693
4/99                 $374,002              $326,388
5/99                 $369,987              $321,260
6/99                 $372,230              $320,539
7/99                 $374,483              $321,235
8/99                 $371,599              $317,412
9/99                 $371,449              $315,015
10/99                $372,224              $312,864
11/99                $380,164              $317,766
12/99                $386,897              $320,438
1/00                 $387,057              $317,789
2/00                 $390,727              $318,545
3/00                 $386,070              $312,065
4/00                 $389,146              $313,305
5/00                 $385,409              $308,947
6/00                 $395,091              $315,884
7/00                 $397,567              $319,314
8/00                 $395,074              $321,692
9/00                 $388,557              $318,242
10/00                $378,271              $308,821
11/00                $361,351              $296,193
12/00                $371,210              $302,248
1/01                 $393,054              $322,610
2/01                 $397,803              $326,449
3/01                 $386,465              $320,508
4/01                 $383,077              $315,796
5/01                 $385,415              $320,849
6/01                 $375,815              $312,026
7/01                 $380,581              $317,892
8/01                 $382,981              $322,215
9/01                 $360,110              $299,016
10/01                $372,586              $308,943
11/01                $384,498              $320,683
12/01                $382,405              $318,630
1/02                 $382,592              $320,001
2/02                 $380,860              $316,513
3/31/02              $390,696              $324,932

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon Smith Barney High Yield Index ("SSBHY") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The SSBHY Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the U.S. and Canada. The Index includes cash-pay and deferred-interest securities. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 91.6%
-----------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 1.0%
  Foamex L.P./Capital Corp. 144A
    10.750%, 04/01/09...................  $  725,000  $   743,125
                                                      -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Alliant Techsystems, Inc. 144A
    8.500%, 05/15/11....................     425,000      452,625
                                                      -----------
AIRLINES -- 1.9%
  Delta Air Lines, Inc.
    7.700%, 12/15/05....................   1,405,000    1,382,239
                                                      -----------
APPAREL MANUFACTURERS -- 0.8%
  Phillips Van-Heusen Corp. 144A
    9.500%, 05/01/08....................     580,000      580,000
                                                      -----------
APPLIANCES -- 1.9%
  Salton, Inc.
    10.750%, 12/15/05...................   1,380,000    1,369,650
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 0.8%
  Dura Operating Corp. Ser. D
    9.000%, 05/01/09....................     555,000      552,225
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- REPLACEMENT -- 0.4%
  CSK Auto, Inc.# 144A
    12.000%, 06/15/06...................     295,000      312,700
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 2.0%
  Echostar DBS Corp.
    9.375%, 02/01/09....................   1,400,000    1,456,000
                                                      -----------
BUILDING -- MAINTENANCE & SERVICE -- 0.2%
  Integrated Electrical Services, Inc.
    Ser. C
    9.375%, 02/01/09....................     157,000      144,440
                                                      -----------
BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.6%
  Standard-Pacific Corp.
    9.500%, 09/15/10....................     410,000      426,912
                                                      -----------
CABLE TV -- 5.3%
  Adelphia Communications Corp.
    10.250%, 11/01/06...................     725,000      674,250
  Charter Communications Holdings LLC
    10.250%, 01/15/10...................   1,340,000    1,306,500
  FrontierVision Operating Partners,
    L.P.
    11.000%, 10/15/06...................     705,000      690,900
  LodgeNet Entertainment Corp. #
    10.250%, 12/15/06...................   1,115,000    1,142,875
                                                      -----------
                                                        3,814,525
                                                      -----------
CASINO HOTELS -- 1.0%
  Aztar Corp.
    9.000%, 08/15/11....................     510,000      530,400
  Boyd Gaming Corp.
    9.500%, 07/15/07....................     165,000      171,600
                                                      -----------
                                                          702,000
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CASINO SERVICES -- 3.3%
  Alliance Gaming Corp.
    10.000%, 08/01/07...................  $  895,000  $   938,631
  Anchor Gaming
    9.875%, 10/15/08....................   1,265,000    1,410,475
                                                      -----------
                                                        2,349,106
                                                      -----------
CELLULAR TELECOMMUNICATIONS -- 4.7%
  Crown Castle International Corp.
    10.750%, 08/01/11...................   1,605,000    1,444,500
  Nextel Communications, Inc.
    12.000%, 11/01/08...................   1,000,000      760,000
  Nextel Communications, Inc.
    0.000% (until 10/31/02, thereafter
    9.750% to maturity), 10/31/07.......     625,000      403,125
  Triton PSC, Inc. 144A
    9.375%, 02/01/11....................     785,000      747,712
                                                      -----------
                                                        3,355,337
                                                      -----------
CHEMICALS -- SPECIALTY -- 1.2%
  OM Group, Inc. 144A
    9.250%, 12/15/11....................     820,000      852,800
                                                      -----------
COMMERCIAL SERVICES -- 0.9%
  Iron Mountain, Inc.
    8.625%, 04/01/13....................     380,000      399,000
  Iron Mountain, Inc.
    8.750%, 09/30/09....................     225,000      234,000
                                                      -----------
                                                          633,000
                                                      -----------
COMMERCIAL SERVICES -- FINANCE -- 1.0%
  Metris Co., Inc.
    10.125%, 07/15/06...................     730,000      704,450
                                                      -----------
CRUISE LINES -- 1.2%
  Royal Caribbean Cruises, Ltd.
    8.750%, 02/02/11....................     855,000      825,075
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.5%
  Fairchild Semiconductor Corp.
    10.500%, 02/01/09...................   1,000,000    1,102,500
                                                      -----------
FINANCE -- AUTO LOANS -- 0.7%
  AmeriCredit Corp. 144A
    9.875%, 04/15/06....................     495,000      499,950
                                                      -----------
FINANCE -- OTHER SERVICES -- 0.8%
  ACME Intermediate Holdings Cl. B
    0.000% (until 9/30/02, thereafter
    12.000% to maturity), 09/30/05......     650,000      559,000
                                                      -----------
FOOD -- RETAIL -- 1.3%
  The Great Atlantic & Pacific Tea
    Co., Inc.
    9.125%, 12/15/11....................     850,000      892,500
                                                      -----------
FOOD -- WHOLESALE/DISTRIBUTION -- 2.4%
  Fleming Cos., Inc. Ser. B
    10.500%, 12/01/04...................     715,000      731,087

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
FOOD -- WHOLESALE/DISTRIBUTION (CONTINUED)
  Fleming Cos., Inc. Ser. B
    10.625%, 07/31/07...................  $  930,000  $   947,437
                                                      -----------
                                                        1,678,524
                                                      -----------
FUNERAL SERVICES & RELATED ITEMS -- 1.1%
  Stewart Enterprises, Inc.
    10.750%, 07/01/08...................     425,000      467,500
  Stewart Enterprises, Inc.
    6.400%, 05/01/03....................     300,000      299,625
                                                      -----------
                                                          767,125
                                                      -----------
GAMBLING (NON-HOTEL) -- 2.9%
  Argosy Gaming Co.
    10.750%, 06/01/09...................     750,000      826,875
  Isle of Capri Casinos, Inc.
    8.750%, 04/15/09....................   1,240,000    1,240,000
                                                      -----------
                                                        2,066,875
                                                      -----------
HAZARDOUS WASTE DISPOSAL -- 0.6%
  Stericycle, Inc. Cl. B
    12.375%, 11/15/09...................     373,000      432,680
                                                      -----------
HOTELS & MOTELS -- 1.3%
  Extended Stay America, Inc.
    9.875%, 06/15/11....................     860,000      898,700
                                                      -----------
MEDICAL -- DRUGS -- 1.2%
  Warner Chilcott, Inc. Ser. B
    12.625%, 02/15/08...................     725,000      830,125
                                                      -----------
MEDICAL -- HMO -- 0.8%
  Rotech Healthcare, Inc.
    9.500%, 04/01/12....................     575,000      593,687
                                                      -----------
MEDICAL -- HOSPITALS -- 1.3%
  Triad Hospitals Holdings, Inc. Ser. B
    11.000%, 05/15/09...................     825,000      921,937
                                                      -----------
MEDICAL -- NURSING HOMES -- 1.8%
  Beverly Enterprises, Inc.
    9.000%, 02/15/06....................   1,235,000    1,253,525
                                                      -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.6%
  Select Medical Corp.
    9.500%, 06/15/09....................   1,098,000    1,130,940
                                                      -----------
METAL -- ALUMINUM -- 1.3%
  Kaiser Aluminum Corp.
    9.875%, 02/15/02....................   1,235,000      907,725
                                                      -----------
MULTIMEDIA -- 0.7%
  Entravision Comm Corp. 144A
    8.125%, 03/15/09....................     490,000      494,900
                                                      -----------
NON-HAZARDOUS WASTE DISPOSAL -- 1.7%
  Allied Waste NA Ser. B
    10.000%, 08/01/09...................   1,220,000    1,235,250
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

OIL COMPANIES -- EXPLORATION & PRODUCTION -- 0.8%
  Stone Energy Corp.
    8.250%, 12/15/11....................  $  575,000  $   587,938
                                                      -----------
OIL REFINING & MARKETING -- 1.1%
  Clark Refining & Marketing, Inc.
    8.375%, 11/15/07....................     230,000      215,050
  Clark Refining & Marketing, Inc.
    8.875%, 11/15/07....................     590,000      536,900
                                                      -----------
                                                          751,950
                                                      -----------
PHARMACY SERVICES -- 0.7%
  AdvancePCS
    8.500%, 04/01/08....................     495,000      514,800
                                                      -----------
RACETRACKS -- 1.0%
  Penn National Gaming, Inc. Ser. B#
    11.125%, 03/01/08...................     670,000      720,250
                                                      -----------
RADIO -- 4.3%
  Cumulus Media, Inc.
    10.375%, 07/01/08...................     600,000      644,250
  Entercom Radio/Capital
    7.625%, 03/01/14....................     380,000      380,000
  Salem Communications Holding Corp.
    Ser. B
    9.000%, 07/01/11....................     945,000      980,438
  Spanish Broadcasting System, Inc.
    9.625%, 11/01/09....................     990,000    1,034,550
                                                      -----------
                                                        3,039,238
                                                      -----------
RECREATIONAL CENTERS -- 1.6%
  Bally Total Fitness Holdings Corp.
    Ser. D
    9.875%, 10/15/07....................   1,170,000    1,172,925
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 1.9%
  United Rentals, Inc. Ser. B
    9.500%, 06/01/08....................   1,090,000    1,122,700
  United Rentals, Inc. Ser. B
    9.000%, 04/01/09....................     210,000      212,625
                                                      -----------
                                                        1,335,325
                                                      -----------
RESEARCH & DEVELOPMENT -- 1.2%
  Aaipharma, Inc. 144A
    11.000%, 04/01/10...................     820,000      820,000
                                                      -----------
RESORTS/THEME PARKS -- 1.4%
  Premier Parks, Inc.
    9.750%, 06/15/07....................     970,000    1,017,288
                                                      -----------
RETAIL -- ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    9.250%, 07/01/09....................   1,160,000    1,236,850
                                                      -----------
RETAIL -- AUTO PARTS -- 2.0%
  Advance Stores Co., Inc. Ser. B
    10.250%, 04/15/08...................     875,000      925,313
  Advance Stores Co., Inc. 144A
    10.250%, 04/15/08...................     500,000      528,750
                                                      -----------
                                                        1,454,063
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
RETAIL -- AUTOMOBILE -- 1.5%
  United Auto Group, Inc. 144A
    9.625%, 03/15/12....................  $1,055,000  $ 1,082,694
                                                      -----------
RETAIL -- DISCOUNT -- 1.9%
  Tuesday Morning Corp. Ser. B#
    11.000%, 12/15/07...................   1,314,000    1,379,700
                                                      -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.7%
  J.C. Penny Co., Inc.#
    7.600%, 04/01/07....................   1,225,000    1,194,375
                                                      -----------
RETAIL -- OFFICE SUPPLIES -- 0.8%
  Office Depot, Inc.#
    10.000%, 07/15/08...................     495,000      549,450
                                                      -----------
RETAIL -- RESTAURANTS -- 2.8%
  Foodmaker, Inc.
    8.375%, 04/15/08....................     905,000      925,363
  Tricon Global Restaurants, Inc.
    8.875%, 04/15/11....................   1,000,000    1,055,000
                                                      -----------
                                                        1,980,363
                                                      -----------
RETAIL -- VIDEO RENTAL -- 1.3%
  Hollywood Entertainment Corp. Ser. B
    10.625%, 08/15/04...................     925,000      945,813
                                                      -----------
RETAIL -- VISION SERVICE CENTER -- 0.5%
  Cole National Group, Inc.
    9.875%, 12/31/06....................     255,000      260,100
  Cole National Group, Inc.
    8.625%, 08/15/07....................      85,000       83,087
                                                      -----------
                                                          343,187
                                                      -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 1.4%
  Sovereign Bancorp., Inc.
    8.625%, 03/15/04....................   1,000,000    1,029,144
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 1.7%
  Amkor Technology, Inc.
    10.500%, 05/01/09...................   1,215,000    1,199,813
                                                      -----------
SPECIAL PURPOSE ENTITY -- 2.8%
  GS Escrow Corp 144A
    7.125%, 08/01/05....................   1,040,000    1,029,434
  Hanger Orthopedic Group
    11.250%, 06/15/09...................   1,000,000      995,000
                                                      -----------
                                                        2,024,434
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 1.2%
  Pac-West Telecom, Inc.
    13.500%, 02/01/09...................     300,000      114,000
  Time Warner Telecom, Inc.
    10.125%, 02/01/11...................     910,000      623,350
  Time Warner Telecom, Inc.
    9.750%, 07/15/08....................     155,000      106,950
                                                      -----------
                                                          844,300
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

TELEVISION -- 1.4%
  Sinclair Broadcast Group 144A
    8.750%, 12/15/11....................  $  960,000  $   986,400
                                                      -----------
TEXTILE -- HOME FURNISHINGS -- 0.9%
  Interface, Inc. 144A
    10.375%, 02/01/10...................     625,000      657,031
                                                      -----------
TOYS -- 1.4%
  Hasbro, Inc.
    7.950%, 03/15/03....................     630,000      639,450
  Hasbro, Inc.
    8.500%, 03/15/06....................     365,000      375,950
                                                      -----------
                                                        1,015,400
                                                      -----------
VETERINARY DIAGNOSTICS -- 0.7%
  Vicar Operating, Inc. 144A
    9.875%, 12/01/09....................     500,000      525,000
                                                      -----------
WIRELESS EQUIPMENT -- 0.1%
  Spectrasite Holdings, Inc. Ser. B
    10.750%, 03/15/10...................     120,000       57,000
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $64,501,143)...............................   65,386,883
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 6.7%
-----------------------------------------------------------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 3.0%
  Celestica International, Inc.
    10.500%, 12/31/06...................   1,000,000    1,050,000
  Flextronics International, Ltd.
    9.875%, 07/01/10....................   1,000,000    1,075,000
                                                      -----------
                                                        2,125,000
                                                      -----------
MOTION PICTURES & SERVICES -- 1.3%
  Alliance Atlantis
    Communications, Inc.
    13.000%, 12/15/09...................     800,000      912,000
                                                      -----------
MEDICAL -- DRUGS -- 0.9%
  Biovail Corp.
    7.875%, 04/01/10....................     655,000      650,906
                                                      -----------
MULTIMEDIA -- 0.9%
  Corus Entertainment, Inc. 144A
    8.750%, 03/01/12....................     625,000      645,313
                                                      -----------
RESORTS/THEME PARKS -- 0.6%
  Intrawest Corp.
    10.500%, 02/01/10...................     441,000      463,050
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $4,553,468)................................    4,796,269
                                                      -----------

TOTAL INVESTMENTS -- 98.3%
  (Cost: $69,054,611).............................    70,183,152
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%.....     1,185,771
                                                     -----------
NET ASSETS -- 100.0%..............................   $71,368,923
                                                     -----------
                                                     -----------
---------------

  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (3)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                             GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
    03/31/02                $ 15.79        $(0.01)          $ (1.82)       $   --      $    --       $ 13.96
  For the year ended
    03/31/01                  38.70         (0.09)           (16.13)           --        (6.69)        15.79
  For the period 05/7/99
    through 03/31/00          23.77         (0.14)            15.07            --           --         38.70
  For the period 04/1/99
    through 05/7/99 (1)       22.26         (0.02)             1.53            --           --         23.77
  For the year ended
    03/31/99                  17.90          0.67              5.16         (0.64)       (0.83)        22.26
  For the year ended
    03/31/98                  14.21          0.25              4.56            --        (1.12)        17.90
GLOBAL SELECT
  For the year ended
    03/31/02                $ 12.86        $(0.06)          $  0.87        $   --      $    --       $ 13.67
  For the year ended
    03/31/01                  31.91         (0.06)           (10.00)           --        (8.99)        12.86
  For the year ended
    03/31/00                  20.48         (0.21)            19.90            --        (8.26)        31.91
  For the year ended
    03/31/99                  14.81         (0.05)             5.86            --        (0.14)        20.48
  09/30/97 (commenced) to
    03/31/98                  12.50            --              2.31            --           --         14.81
GLOBAL TECHNOLOGY
  For the year ended
    03/31/02                $ 22.27        $(0.09)          $ (2.49)       $   --      $    --       $ 19.69
  For the year ended
    03/31/01                 138.95         (0.78)           (80.32)           --       (35.58)        22.27
  For the year ended
    03/31/00                  44.64         (1.09)           108.81            --       (13.41)       138.95
  07/31/98 (commenced) to
    03/31/99                  12.50         (0.05)            32.19            --           --         44.64
GLOBAL HEALTH CARE
  For the year ended
    03/31/02                $ 22.98        $(0.21)          $  2.16        $   --      $    --       $ 24.93
  For the year ended
    03/31/01                  30.91         (0.16)             0.03         (0.10)       (7.70)        22.98
  09/1/99 (commenced) to
    03/31/00                  12.50         (0.10)            18.52         (0.01)          --         30.91

                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/02                $ 19.21        $ 0.06           $ (2.10)       $   --      $    --       $ 17.17
  For the year ended
    03/31/01                  31.88          0.04            (11.29)           --        (1.42)        19.21
  For the period 05/7/99
    through 03/31/00          20.61         (0.09)            11.38         (0.02)          --         31.88
  For the period 04/1/99
    through 05/7/99 (1)       19.73         (0.02)             0.90            --           --         20.61
  For the year ended
    03/31/99                  18.55            --              1.18            --           --         19.73
  For the year ended
    03/31/98                  14.13         (0.02)             5.12            --        (0.68)        18.55
INTERNATIONAL SMALL CAP
  GROWTH
  For the year ended
    03/31/02                $ 24.38        $ 0.09           $ (1.75)       $   --      $    --       $ 22.72
  For the year ended
    03/31/01                  51.19         (0.09)           (17.92)        (0.13)       (8.67)        24.38
  For the period 05/7/99
    through 03/31/00          22.38         (0.24)            29.26            --        (0.21)        51.19
  For the period 04/1/99
    through 05/7/99 (1)       21.12         (0.01)             1.27            --           --         22.38
  For the year ended
    03/31/99                  18.45          0.03              3.22            --        (0.58)        21.12
  For the year ended
    03/31/98                  17.02         (0.13)             5.50            --        (3.94)        18.45
INTERNATIONAL STRUCTURED
  05/7/01 (commenced) to
    03/31/02                $ 12.50        $ 0.09           $ (1.22)       $(0.07)     $    --       $ 11.30
EMERGING COUNTRIES
  For the year ended
    03/31/02                $ 11.20        $ 0.04           $  0.89        $   --      $    --       $ 12.13
  For the year ended
    03/31/01                  23.69         (0.02)           (10.84)           --        (1.63)        11.20
  For the period 05/7/99
    through 03/31/00          15.88         (0.10)             7.91            --           --         23.69
  For the period 04/1/99
    through 05/7/99 (1)       13.44         (0.02)             2.46            --           --         15.88
  For the year ended
    03/31/99                  17.15         (0.01)            (3.63)           --        (0.07)        13.44
  For the year ended
    03/31/98                  17.45          0.09              1.23            --        (1.62)        17.15

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (5)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (4)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (6)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
    03/31/02                 (11.59%)       (0.10%)     1.43%           (0.08%)         1.35%        280%    $ 78,375
  For the year ended
    03/31/01                 (46.19%)       (0.30%)     1.34%            0.01%          1.35%        204%      98,718
  For the period 05/7/99
    through 03/31/00          62.81%        (0.54%)     1.42%           (0.05%)         1.37%        168%     188,731
  For the period 04/1/99
    through 05/7/99 (1)        6.78%        (0.84%)     1.29%              --           1.29%         21%     108,457
  For the year ended
    03/31/99                  34.28%         0.19%      1.51%           (0.17%)         1.34%        247%      74,523
  For the year ended
    03/31/98                  35.08%        (0.31%)     1.87%           (0.51%)         1.36%        202%      11,686
GLOBAL SELECT
  For the year ended
    03/31/02                   6.30%        (0.43%)     1.37%           (0.14%)         1.23%        401%    $ 41,219
  For the year ended
    03/31/01                 (36.33%)       (0.21%)     1.78%           (0.48%)         1.30%        440%      15,023
  For the year ended
    03/31/00                 110.64%        (0.81%)     1.82%           (0.49%)         1.33%        348%      24,742
  For the year ended
    03/31/99                  39.55%        (0.31%)     3.14%           (1.81%)         1.33%        419%      10,414
  09/30/97 (commenced) to
    03/31/98                  18.48%        (0.06%)     2.14%           (0.94%)         1.20%        238%       7,320
GLOBAL TECHNOLOGY
  For the year ended
    03/31/02                 (11.59%)       (0.43%)     1.46%           (0.02%)         1.44%        504%    $ 57,794
  For the year ended
    03/31/01                 (69.62%)       (0.93%)     1.36%            0.04%          1.40%        416%      75,622
  For the year ended
    03/31/00                 259.92%        (1.06%)     1.42%              --           1.42%        357%     405,318
  07/31/98 (commenced) to
    03/31/99                 257.20%        (0.84%)     4.12%           (2.69%)         1.43%        254%      24,094
GLOBAL HEALTH CARE
  For the year ended
    03/31/02                   8.49%        (0.80%)     1.36%            0.00%          1.36%        396%    $ 93,177
  For the year ended
    03/31/01                  (5.36%)       (0.52%)     1.37%            0.01%          1.38%        717%      88,104
  09/1/99 (commenced) to
    03/31/00                 147.42%        (0.69%)     1.45%           (0.04%)         1.41%        327%     125,355

                                              INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/02                 (10.62%)        0.32%      1.36%            0.01%          1.37%        232%    $214,920
  For the year ended
    03/31/01                 (35.99%)        0.15%      1.32%            0.08%          1.40%        234%     215,602
  For the period 05/7/99
    through 03/31/00          54.78%        (0.36%)     1.38%            0.02%          1.40%        171%     303,536
  For the period 04/1/99
    through 05/7/99 (1)        4.46%        (0.97%)     1.39%              --           1.39%         30%     117,365
  For the year ended
    03/31/99                   6.43%        (0.01%)     1.59%           (0.24%)         1.35%        214%     107,890
  For the year ended
    03/31/98                  36.91%        (0.12%)     1.92%           (0.51%)         1.41%        274%      32,305
INTERNATIONAL SMALL CAP
  GROWTH
  For the year ended
    03/31/02                  (6.81%)        0.40%      1.42%           (0.01%)         1.41%        168%    $144,429
  For the year ended
    03/31/01                 (37.80%)       (0.24%)     1.37%            0.05%          1.42%        160%     193,934
  For the period 05/7/99
    through 03/31/00         130.09%        (0.73%)     1.45%           (0.04%)         1.41%        151%     270,159
  For the period 04/1/99
    through 05/7/99 (1)        5.97%        (0.37%)     1.39%              --           1.39%         23%      71,738
  For the year ended
    03/31/99                  17.97%        (0.30%)     1.53%           (0.15%)         1.38%        146%      69,077
  For the year ended
    03/31/98                  37.02%        (0.91%)     1.94%           (0.53%)         1.41%        198%      42,851
INTERNATIONAL STRUCTURED
  05/7/01 (commenced) to
    03/31/02                  (9.02%)        0.88%     15.82%          (14.46%)         1.36%        244%    $    910
EMERGING COUNTRIES
  For the year ended
    03/31/02                   8.30%         0.35%      1.89%           (0.20%)         1.69%        260%    $117,070
  For the year ended
    03/31/01                 (46.75%)       (0.11%)     1.72%           (0.04%)         1.68%        244%     140,538
  For the period 05/7/99
    through 03/31/00          49.18%        (0.62%)     1.77%           (0.10%)         1.67%        180%     300,085
  For the period 04/1/99
    through 05/7/99 (1)       18.07%        (1.22%)     1.64%              --           1.64%         34%     178,902
  For the year ended
    03/31/99                 (21.22%)        0.11%      1.97%           (0.30%)         1.67%        213%     140,318
  For the year ended
    03/31/98                   8.77%         1.15%      2.02%           (0.36%)         1.66%        243%      88,063

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (3)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                   INTERNATIONAL EQUITY FUNDS -- CONTINUED
PACIFIC RIM
  For the year ended
    03/31/02                $  6.93        $ 0.05           $  0.24        $   --      $    --       $  7.22
  For the year ended
    03/31/01                  25.45         (0.08)            (7.10)           --       (11.34)         6.93
  For the year ended
    03/31/00                  12.33         (0.11)            16.15            --        (2.92)        25.45
  For the year ended
    03/31/99                  12.66         (0.07)            (0.26)           --           --         12.33
  12/31/97 (commenced) to
    03/31/98                  12.50          0.02              0.14            --           --         12.66
LATIN AMERICA
  For the year ended
    03/31/02                $  9.13        $ 0.06           $  1.00        $(0.24)     $    --       $  9.95
  For the year ended
    03/31/01                  20.65          0.30             (6.77)           --        (5.05)         9.13
  For the year ended
    03/31/00                  11.56          0.03              9.06            --           --         20.65
  For the year ended
    03/31/99                  13.92          0.06             (2.27)        (0.15)          --         11.56
  11/28/97 (commenced) to
    03/31/98                  12.50          0.15              1.27            --           --         13.92

                                              U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/02                $ 22.61        $(0.11)          $ (4.42)       $   --      $    --       $ 18.08
  For the year ended
    03/31/01                  49.86         (0.19)           (26.03)           --        (1.03)        22.61
  For the period 05/7/99
    through 03/31/00          29.18         (0.14)            20.82            --           --         49.86
  For the period 04/1/99
    through 05/7/99 (1)       26.89         (0.01)             2.30            --           --         29.18
  For the year ended
    03/31/99                  16.50          0.01             10.53            --        (0.15)        26.89
  For the year ended
    03/31/98                  13.00         (0.02)             7.55            --        (4.03)        16.50
MID CAP GROWTH
  For the year ended
    03/31/02                $ 13.60        $(0.09)          $ (2.11)       $   --      $    --       $ 11.40
  For the year ended
    03/31/01                  41.51         (0.20)           (19.98)           --        (7.73)        13.60
  For the period 05/7/99
    through 03/31/00          19.44         (0.15)            22.22            --           --         41.51
  For the period 04/1/99
    through 05/7/99 (1)       19.17         (0.01)             0.28            --           --         19.44
  For the year ended
    03/31/99                  17.16         (0.10)             2.76            --        (0.65)        19.17
  For the year ended
    03/31/98                  15.39         (0.07)             6.00            --        (4.16)        17.16
SMALL CAP GROWTH
  For the year ended
    03/31/02                $  9.57        $(0.04)          $  0.06        $   --      $    --       $  9.59
  For the year ended
    03/31/01                  27.03         (0.01)           (12.37)           --        (5.08)         9.57
  For the period 05/7/99
    through 03/31/00          14.02         (0.12)            13.51            --        (0.38)        27.03
  For the period 04/1/99
    through 05/7/99 (1)       13.53         (0.01)             0.50            --           --         14.02
  For the year ended
    03/31/99                  14.17         (0.14)             0.17            --        (0.67)        13.53
  For the year ended
    03/31/98                  11.06         (0.03)             5.10            --        (1.96)        14.17
MINI CAP GROWTH
  For the year ended
    03/31/02                $  9.05        $(0.13)          $  1.96        $   --      $    --       $ 10.88
  For the year ended
    03/31/01                  42.54         (0.14)           (17.58)           --       (15.77)         9.05
  For the year ended
    03/31/00                  20.24         (0.35)            27.92            --        (5.27)        42.54
  For the year ended
    03/31/99                  25.05         (0.42)            (3.05)           --        (1.34)        20.24
  For the year ended
    03/31/98                  15.94         (0.17)            10.93            --        (1.65)        25.05

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (5)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (4)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (6)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                        INTERNATIONAL EQUITY FUNDS -- CONTINUED
PACIFIC RIM
  For the year ended
    03/31/02                   4.18%         0.70%      3.57%           (2.12%)         1.45%        390%    $ 11,429
  For the year ended
    03/31/01                 (36.44%)       (0.60%)     8.20%           (6.42%)         1.78%       1180%       2,026
  For the year ended
    03/31/00                 136.92%        (0.55%)     6.25%           (4.63%)         1.62%        424%       3,821
  For the year ended
    03/31/99                  (2.69%)       (0.67%)    14.68%          (13.11%)         1.57%        450%       1,099
  12/31/97 (commenced) to
    03/31/98                   1.28%         0.74%      4.50%           (3.10%)         1.40%         86%       1,197
LATIN AMERICA
  For the year ended
    03/31/02                  12.27%         0.71%      4.51%           (2.73%)         1.78%        754%    $  3,990
  For the year ended
    03/31/01                 (33.53%)        2.13%      3.79%           (2.10%)         1.69%        490%       3,989
  For the year ended
    03/31/00                  78.67%         0.20%      3.93%           (2.17%)         1.76%        463%       5,277
  For the year ended
    03/31/99                 (15.78%)        0.95%     14.61%          (12.97%)         1.64%        575%       1,774
  11/28/97 (commenced) to
    03/31/98                  11.14%         3.33%      5.20%           (3.55%)         1.65%        188%       1,184

                                                   U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/02                 (20.04%)       (0.54%)     1.09%           (0.09%)         1.00%        224%    $ 57,769
  For the year ended
    03/31/01                 (53.26%)       (0.51%)     1.09%           (0.09%)         1.00%        160%      60,882
  For the period 05/7/99
    through 03/31/00          70.86%        (0.44%)     1.20%           (0.19%)         1.01%        154%      37,982
  For the period 04/1/99
    through 05/7/99 (1)        8.52%        (0.40%)     0.98%              --           0.98%         18%       6,043
  For the year ended
    03/31/99                  64.28%        (0.01%)     1.63%           (0.65%)         0.98%        253%       5,940
  For the year ended
    03/31/98                  63.32%        (0.17%)     3.67%           (2.66%)         1.01%        306%       2,556
MID CAP GROWTH
  For the year ended
    03/31/02                 (16.18%)       (0.70%)     1.08%           (0.07%)         1.01%        154%    $110,347
  For the year ended
    03/31/01                 (53.95%)       (0.68%)     1.03%           (0.03%)         1.00%        186%     113,952
  For the period 05/7/99
    through 03/31/00         113.48%        (0.60%)     1.09%           (0.08%)         1.01%        110%     252,377
  For the period 04/1/99
    through 05/7/99 (1)        1.41%        (0.70%)     0.99%              --           0.99%         25%     128,710
  For the year ended
    03/31/99                  16.09%        (0.44%)     1.04%           (0.08%)         0.96%        154%     165,014
  For the year ended
    03/31/98                  42.49%        (0.72%)     1.19%           (0.22%)         0.97%        200%     169,412
SMALL CAP GROWTH
  For the year ended
    03/31/02                   0.21%        (0.46%)     1.34%           (0.12%)         1.22%(7)     138%    $173,053
  For the year ended
    03/31/01                 (49.55%)       (0.07%)     1.30%           (0.12%)         1.18%        120%     138,022
  For the period 05/7/99
    through 03/31/00          96.49%        (0.68%)     1.38%           (0.19%)         1.19%         84%     276,556
  For the period 04/1/99
    through 05/7/99 (1)        3.70%        (0.87%)     1.17%              --           1.17%         18%     197,120
  For the year ended
    03/31/99                   1.03%        (0.71%)     1.35%           (0.10%)         1.25%         90%     213,149
  For the year ended
    03/31/98                  47.38%        (1.16%)     1.44%           (0.25%)         1.19%         92%     257,599
MINI CAP GROWTH
  For the year ended
    03/31/02                  20.22%        (1.31%)     1.60%           (0.03%)         1.57%        170%    $ 88,311
  For the year ended
    03/31/01                 (48.41%)       (0.66%)     1.62%           (0.04%)         1.58%        118%      47,810
  For the year ended
    03/31/00                 151.76%        (1.32%)     1.76%           (0.19%)         1.57%        141%      92,221
  For the year ended
    03/31/99                 (13.78%)       (1.18%)     1.70%           (0.11%)         1.59%        115%      53,593
  For the year ended
    03/31/98                  68.89%        (2.51%)     1.83%           (0.26%)         1.57%        113%      82,122

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (3)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                       U.S. EQUITY FUNDS -- CONTINUED
VALUE
  For the year ended
    03/31/02                $ 23.42        $ 0.22           $  1.24        $(0.05)     $ (0.37)      $ 24.46
  For the year ended
    03/31/01                  21.74          0.24              1.64         (0.20)          --         23.42
  For the period 05/7/99
    through 03/31/00          22.99          0.18             (1.30)        (0.13)          --         21.74
  For the period 04/1/99
    through 05/7/99 (1)       20.90         (0.01)             2.10            --           --         22.99
  For the year ended
    03/31/99                  21.90          0.13              0.80         (0.12)       (1.81)        20.90
  For the year ended
    03/31/98                  15.06            --              8.27            --        (1.43)        21.90
SMALL CAP VALUE
  05/1/01 (commenced) to
    03/31/02                $ 12.50        $ 0.10           $  3.06        $(0.04)     $    --       $ 15.62
CONVERTIBLE
  For the year ended
    03/31/02 (2)            $ 23.14        $ 0.64           $ (1.69)       $(0.74)     $    --       $ 21.35
  For the year ended
    03/31/01                  33.67          0.70             (8.94)        (0.66)       (1.63)        23.14
  For the period 05/7/99
    through 03/31/00          22.21          0.49             11.44         (0.47)          --         33.67
  For the period 04/1/99
    through 05/7/99 (1)       21.53          0.05              0.63            --           --         22.21
  For the year ended
    03/31/99                  18.64          0.50              3.11         (0.54)       (0.18)        21.53
  For the year ended
    03/31/98                  14.97          0.47              4.20         (0.47)       (0.53)        18.64

                                           U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/02                $ 12.73        $ 0.79           $ (0.47)       $(0.73)     $ (0.13)      $ 12.19
  For the year ended
    03/31/01                  12.11          0.84              0.56         (0.78)          --         12.73
  For the period 05/7/99
    through 03/31/00          12.66          0.73             (0.56)        (0.72)          --         12.11
  For the period 04/1/99
    through 05/7/99 (1)       12.71          0.08             (0.05)        (0.08)          --         12.66
  For the year ended
    03/31/99                  13.10          0.83             (0.05)        (0.78)       (0.39)        12.71
  For the year ended
    03/31/98                  12.54          0.84              0.70         (0.84)       (0.14)        13.10
HIGH YIELD BOND
  For the year ended
    03/31/02 (2)            $ 10.82        $ 0.93           $ (0.91)       $(0.96)     $    --       $  9.88
  For the year ended
    03/31/01                  11.95          1.31             (1.22)        (1.22)          --         10.82
  For the period 05/7/99
    through 03/31/00          12.58          1.05             (0.64)        (1.04)          --         11.95
  For the period 04/1/99
    through 05/7/99 (1)       12.37          0.13              0.18         (0.10)          --         12.58
  For the year ended
    03/31/99                  13.46          1.25             (1.06)        (1.28)          --         12.37
  For the year ended
    03/31/98                  13.20          1.11              2.02         (1.15)       (1.72)        13.46

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (5)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (4)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (6)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                            U.S. EQUITY FUNDS -- CONTINUED
VALUE
  For the year ended
    03/31/02                   6.35%         0.89%      1.14%           (0.13%)         1.01%         99%    $ 39,358
  For the year ended
    03/31/01                   8.64%         1.04%      1.21%           (0.19%)         1.02%        120%      46,672
  For the period 05/7/99
    through 03/31/00          (4.87%)        0.97%      1.26%           (0.24%)         1.02%        143%      23,185
  For the period 04/1/99
    through 05/7/99 (1)       10.00%         0.45%      2.48%           (1.50%)         0.98%          7%      27,818
  For the year ended
    03/31/99                   4.43%         0.87%      2.11%           (1.12%)         0.99%        147%      15,322
  For the year ended
    03/31/98                  57.78%         2.33%      2.46%           (1.45%)         1.01%         55%      10,260
SMALL CAP VALUE
  05/1/01 (commenced) to
    03/31/02                  25.33%         0.79%      1.44%           (0.14%)         1.30%         84%    $ 58,833
CONVERTIBLE
  For the year ended
    03/31/02 (2)              (4.51%)        2.87%      1.05%           (0.05%)         1.00%        181%    $120,359
  For the year ended
    03/31/01                 (25.12%)        2.40%      1.04%           (0.03%)         1.01%        118%     126,826
  For the period 05/7/99
    through 03/31/00          54.31%         2.02%      1.27%           (0.24%)         1.03%        149%     114,655
  For the period 04/1/99
    through 05/7/99 (1)        3.16%         2.15%      0.99%              --           0.99%         11%      90,843
  For the year ended
    03/31/99                  19.93%         2.67%      1.07%           (0.11%)         0.96%        138%      88,590
  For the year ended
    03/31/98                  31.78%         6.25%      1.20%           (0.23%)         0.97%        160%      80,084

                                                U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/02                   2.58%         6.29%      0.98%           (0.52%)         0.46%        482%    $ 43,928
  For the year ended
    03/31/01                  11.95%         6.77%      1.18%           (0.72%)         0.46%        992%      46,902
  For the period 05/7/99
    through 03/31/00           1.41%         6.67%      1.14%           (0.67%)         0.47%        161%      19,909
  For the period 04/1/99
    through 05/7/99 (1)        0.26%         6.45%      0.39%              --           0.39%         22%      18,187
  For the year ended
    03/31/99                   6.14%         6.41%      1.15%           (0.72%)         0.43%        274%      15,735
  For the year ended
    03/31/98                  12.60%        12.80%      1.64%           (1.18%)         0.46%        407%      15,759
HIGH YIELD BOND
  For the year ended
    03/31/02 (2)               0.42%         9.28%      1.03%           (0.27%)         0.76%        113%    $ 71,369
  For the year ended
    03/31/01                   0.78%        10.75%      1.29%           (0.53%)         0.76%        132%      42,622
  For the period 05/7/99
    through 03/31/00           3.39%         9.97%      1.31%           (0.50%)         0.81%        113%      21,552
  For the period 04/1/99
    through 05/7/99 (1)        2.52%        10.66%      0.58%           (0.02%)         0.56%         25%      11,412
  For the year ended
    03/31/99                   1.69%         9.79%      1.09%           (0.41%)         0.68%        242%      11,319
  For the year ended
    03/31/98                  25.49%         8.28%      2.66%           (1.90%)         0.76%        484%      10,771

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(4)  Total returns are not annualized for periods less than one year.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(6)  Net expenses include certain items not subject to expense reimbursement.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002

                             WORLDWIDE       GLOBAL         GLOBAL
                              GROWTH         SELECT       TECHNOLOGY
ASSETS
Investments, at value*     $ 79,410,227   $40,988,879   $  56,933,597
Foreign currencies, at
  value**                            --       504,323              --
Cash                                 --            --              --
Cash collateral received
  for securities loaned       1,375,187       986,495       3,461,995
Receivables:
  Investment securities
    sold                      3,743,415     1,512,584       1,825,728
  Capital shares sold            32,669       232,861         346,594
  Dividends                     125,957        41,619           1,588
  Foreign taxes
    receivable                   26,525         4,803              92
  Interest                           27            --              --
  From investment advisor            --            --              --
Unrealized gain on
  forward currency
  contracts                          --            --              --
Variation margin --
  futures contracts                  --            --              --
Other assets                     15,800         3,770          23,347
                           ------------   -----------   -------------
    Total Assets             84,729,807    44,275,334      62,592,941
                           ------------   -----------   -------------
LIABILITIES
Payables:
  Bank overdraft           $    260,815   $   381,975   $          --
  Investments purchased       4,534,748     1,605,366       1,201,680
  Capital shares redeemed         4,039            --              --
  Collateral on
    securities loaned         1,375,187       986,495       3,461,995
  To investment advisor          74,595        27,405          58,024
Unrealized loss on
  forward currency
  contracts                      12,653         3,411              --
Other Liabilities                92,823        51,625          77,344
                           ------------   -----------   -------------
    Total Liabilities         6,354,860     3,056,277       4,799,043
                           ------------   -----------   -------------
NET ASSETS                 $ 78,374,947   $41,219,057   $  57,793,898
                           ------------   -----------   -------------
                           ------------   -----------   -------------

   * Investments, at cost  $ 72,614,586   $36,815,328   $  52,081,121
                           ------------   -----------   -------------
                           ------------   -----------   -------------
  ** Foreign currencies,
    at cost                $         --   $   504,553   $          --
                           ------------   -----------   -------------
                           ------------   -----------   -------------
NET ASSETS CONSIST OF:
Paid-in capital            $124,142,813   $44,621,232   $ 240,910,790
Undistributed net
  investment income
  (loss)                         12,654       (23,018)        (38,366)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (52,563,027)   (7,554,802)   (187,931,000)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       6,782,507     4,175,645       4,852,474
                           ------------   -----------   -------------
Net Assets applicable to
  all shares outstanding   $ 78,374,947   $41,219,057   $  57,793,898
                           ------------   -----------   -------------
                           ------------   -----------   -------------
Net Assets of
  Institutional Shares     $ 78,374,797   $41,218,900   $  57,793,898
Net Assets of Retirement
  Shares                            150           157              --
                           ------------   -----------   -------------
                           ------------   -----------   -------------
Institutional Shares
  Outstanding                 5,613,556     3,015,989       2,934,862
Retirement Shares
  Outstanding                        11            12              --
                           ------------   -----------   -------------
                           ------------   -----------   -------------
Net Asset Value --
  Institutional Share      $      13.96   $     13.67   $       19.69
Net Asset Value --
  Retirement Share         $      13.95   $     13.65             N/A
                           ------------   -----------   -------------
                           ------------   -----------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                              GLOBAL      INTERNATIONAL   INTERNATIONAL    INTERNATIONAL    EMERGING       PACIFIC
                            HEALTH CARE    CORE GROWTH   SMALL CAP GROWTH   STRUCTURED      COUNTRIES        RIM
ASSETS
Investments, at value*     $ 93,560,988   $226,281,169    $153,207,865      $  917,244    $115,622,655   $11,682,846
Foreign currencies, at
  value**                            --            998         226,084           3,430       2,393,672        41,844
Cash                                 --             --              --              --              --            --
Cash collateral received
  for securities loaned         318,060      9,298,997      20,825,063              --       2,119,932       582,830
Receivables:
  Investment securities
    sold                             --     13,767,299       9,738,551           2,147       4,905,398        45,836
  Capital shares sold           281,064         79,945         143,965              --         157,961        12,986
  Dividends                      11,097        639,203         342,256           4,548         571,278        39,123
  Foreign taxes
    receivable                    7,793        121,316          58,635             670           2,109            --
  Interest                           --             --              --              --              --            --
  From investment advisor            --             --              --          33,071              --         9,320
Unrealized gain on
  forward currency
  contracts                          --             --              --              --              --            --
Variation margin --
  futures contracts                  --             --              --              --              --            --
Other assets                     22,720         43,941          28,293           2,768          36,778         1,982
                           ------------   ------------    ------------      ----------    ------------   -----------
    Total Assets             94,201,722    250,232,868     184,570,712         963,878     125,809,783    12,416,767
                           ------------   ------------    ------------      ----------    ------------   -----------
LIABILITIES
Payables:
  Bank overdraft           $         --   $         --    $ 13,423,899      $       --    $  2,534,707   $        --
  Investments purchased         539,400     14,286,270       5,423,270           5,577       3,775,876       314,336
  Capital shares redeemed         4,383         15,206          61,417              --              --            --
  Collateral on
    securities loaned           318,060      9,298,997      20,825,063              --       2,119,932       582,830
  To investment advisor          80,098        191,287         138,365              --         101,811            --
Unrealized loss on
  forward currency
  contracts                          --        111,356          76,292              --              --        14,215
Other Liabilities                82,662        211,346         192,786          48,099         207,793        76,255
                           ------------   ------------    ------------      ----------    ------------   -----------
    Total Liabilities         1,024,603     24,114,462      40,141,092          53,676       8,740,119       987,636
                           ------------   ------------    ------------      ----------    ------------   -----------
NET ASSETS                 $ 93,177,119   $226,118,406    $144,429,620      $  910,202    $117,069,664   $11,429,131
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------

   * Investments, at cost  $ 88,851,817   $211,532,971    $141,744,786      $  906,945    $ 96,306,260   $10,468,972
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------
  ** Foreign currencies,
    at cost                $         --   $      1,000    $    225,933      $    3,438    $  2,390,005   $    41,816
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $108,490,187   $311,576,441    $210,994,407      $1,005,796    $194,679,372   $12,743,209
Undistributed net
  investment income
  (loss)                             --        111,355          75,923           3,588        (236,931)       82,168
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (20,022,403)  (100,201,098)    (78,022,973)       (109,461)    (96,699,181)   (2,596,111)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       4,709,335     14,631,708      11,382,263          10,279      19,326,404     1,199,865
                           ------------   ------------    ------------      ----------    ------------   -----------
Net Assets applicable to
  all shares outstanding   $ 93,177,119   $226,118,406    $144,429,620      $  910,202    $117,069,664   $11,429,131
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------
Net Assets of
  Institutional Shares     $ 93,177,119   $214,919,730    $144,429,466      $  910,202    $117,069,544   $11,428,964
Net Assets of Retirement
  Shares                             --     11,198,676             154              --             120           167
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------
Institutional Shares
  Outstanding                 3,738,107     12,514,111       6,357,601          80,521       9,649,606     1,582,858
Retirement Shares
  Outstanding                        --        656,162               7              --              10            23
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------
Net Asset Value --
  Institutional Share      $      24.93   $      17.17    $      22.72      $    11.30    $      12.13   $      7.22
Net Asset Value --
  Retirement Share                  N/A   $      17.07    $      22.71             N/A    $      12.12   $      7.22
                           ------------   ------------    ------------      ----------    ------------   -----------
                           ------------   ------------    ------------      ----------    ------------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- CONTINUED
MARCH 31, 2002

                              LATIN        LARGE CAP       MID CAP
                             AMERICA        GROWTH         GROWTH
ASSETS
Investments, at value*     $ 3,986,822   $ 94,702,284   $111,466,174
Foreign currencies, at
  value**                           16             --             --
Cash                                 3             --             --
Cash collateral received
  for securities loaned        123,595      1,276,500             --
Receivables:
  Investment securities
    sold                       126,140      5,954,409        373,544
  Capital shares sold           15,106        207,244        205,355
  Dividends                     23,052         42,268          4,036
  Foreign taxes
    receivable                      --             --             --
  Interest                          --             --             --
  From investment advisor        2,588             --             --
Unrealized gain on
  forward currency
  contracts                         --             --             --
Variation margin --
  futures contracts                 --             --             --
Other assets                     1,911         25,604         30,498
                           -----------   ------------   ------------
    Total Assets             4,279,233    102,208,309    112,079,607
                           -----------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $        --   $         --   $         --
  Investments purchased        133,977      4,628,032      1,563,240
  Capital shares redeemed           --         17,897          9,220
  Collateral on
    securities loaned          123,595      1,276,500             --
  To investment advisor             --         54,587         67,431
Unrealized loss on
  forward currency
  contracts                         --             --             --
Other Liabilities               31,053         75,949         79,975
                           -----------   ------------   ------------
    Total Liabilities          288,625      6,052,965      1,719,866
                           -----------   ------------   ------------
NET ASSETS                 $ 3,990,608   $ 96,155,344   $110,359,741
                           -----------   ------------   ------------
                           -----------   ------------   ------------

   * Investments, at cost  $ 3,458,862   $ 87,725,600   $ 99,605,205
                           -----------   ------------   ------------
                           -----------   ------------   ------------
  ** Foreign currencies,
    at cost                $        16   $         --   $         --
                           -----------   ------------   ------------
                           -----------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $ 4,651,863   $178,962,416   $168,797,626
Undistributed net
  investment income
  (loss)                        10,063             --             --
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (1,199,289)   (89,783,756)   (70,298,854)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies        527,971      6,976,684     11,860,969
                           -----------   ------------   ------------
Net Assets applicable to
  all shares outstanding   $ 3,990,608   $ 96,155,344   $110,359,741
                           -----------   ------------   ------------
                           -----------   ------------   ------------
Net Assets of
  Institutional Shares     $ 3,990,444   $ 57,769,275   $110,346,627
Net Assets of Retirement
  Shares                           164     38,386,069         13,114
                           -----------   ------------   ------------
                           -----------   ------------   ------------
Institutional Shares
  Outstanding                  401,165      3,195,146      9,677,434
Retirement Shares
  Outstanding                       17      2,137,260          1,154
                           -----------   ------------   ------------
                           -----------   ------------   ------------
Net Asset Value --
  Institutional Share      $      9.95   $      18.08   $      11.40
Net Asset Value --
  Retirement Share         $      9.94   $      17.96   $      11.36
                           -----------   ------------   ------------
                           -----------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             SMALL CAP      MINI CAP                    SMALL CAP                   HIGH QUALITY   HIGH YIELD
                              GROWTH         GROWTH         VALUE         VALUE       CONVERTIBLE       BOND          BOND
ASSETS
Investments, at value*     $178,092,796   $ 88,620,176   $50,820,236   $59,049,967   $121,046,823   $49,809,486   $70,183,152
Foreign currencies, at
  value**                            --             --            --            --             --            --            --
Cash                                 --             --            --            --             --         3,516            --
Cash collateral received
  for securities loaned       9,469,940      3,812,800            --     1,212,000             --            --            --
Receivables:
  Investment securities
    sold                      3,015,907      1,531,412       489,541       580,767      3,040,738     2,680,113     3,381,274
  Capital shares sold           225,067        163,985       171,746       129,082         92,263        74,419        80,943
  Dividends                      28,261          7,395        61,004       114,170         98,133            --            --
  Foreign taxes
    receivable                       --             --            --            --             --            --            --
  Interest                           --             --            --            --        618,414       609,702     1,842,986
  From investment advisor            --             --            --            --             --           550            --
Unrealized gain on
  forward currency
  contracts                          --             --            --            --             --        12,106            --
Variation margin --
  futures contracts                  --             --            --            --             --         7,031            --
Other assets                     34,452         17,126        17,639        10,950         22,206        15,934        18,359
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
    Total Assets            190,866,423     94,152,894    51,560,166    61,096,936    124,918,577    53,212,857    75,506,714
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft           $         --   $         --   $        --   $        --   $      8,476   $        --   $ 2,290,288
  Investments purchased       3,471,512      1,862,467       699,760       953,689      4,392,406     1,944,428     1,759,562
  Capital shares redeemed         7,200             --            --            --             --            --            --
  Collateral on
    securities loaned         9,469,940      3,812,800            --     1,212,000             --            --            --
  To investment advisor         143,475         92,050        29,030        46,173         77,475            --        23,250
Unrealized loss on
  forward currency
  contracts                          --             --            --            --             --            --            --
Other Liabilities               123,580         74,527        49,801        52,032         81,612        64,407        64,691
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
    Total Liabilities        13,215,707      5,841,844       778,591     2,263,894      4,559,969     2,008,835     4,137,791
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
NET ASSETS                 $177,650,716   $ 88,311,050   $50,781,575   $58,833,042   $120,358,608   $51,204,022   $71,368,923
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------

   * Investments, at cost  $161,628,035   $ 73,528,948   $45,565,197   $50,795,415   $116,071,750   $50,305,944   $69,054,611
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
  ** Foreign currencies,
    at cost                $         --   $         --   $        --   $        --   $         --   $        --   $        --
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $227,901,092   $ 95,733,434   $47,582,565   $48,709,469   $153,871,820   $52,855,269   $79,389,733
Undistributed net
  investment income
  (loss)                             --             --       508,671       103,766            130         4,286        42,014
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (66,715,137)   (22,513,610)   (2,564,700)    1,765,255    (38,598,821)   (1,204,421)   (9,238,143)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      16,464,761     15,091,226     5,255,039     8,254,552      5,085,479      (451,112)    1,175,319
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net Assets applicable to
  all shares outstanding   $177,650,716   $ 88,311,050   $50,781,575   $58,833,042   $120,358,608   $51,204,022   $71,368,923
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net Assets of
  Institutional Shares     $173,053,239   $ 88,311,050   $39,358,429   $58,833,042   $120,358,608   $43,928,015   $71,368,791
Net Assets of Retirement
  Shares                      4,597,477             --    11,423,146            --             --     7,276,007           132
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
Institutional Shares
  Outstanding                18,042,637      8,115,077     1,608,944     3,765,550      5,636,719     3,602,776     7,221,649
Retirement Shares
  Outstanding                   481,821             --       468,277            --             --       595,965            13
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
Net Asset Value --
  Institutional Share      $       9.59   $      10.88   $     24.46   $     15.62   $      21.35   $     12.19   $      9.88
Net Asset Value --
  Retirement Share         $       9.54            N/A   $     24.39           N/A            N/A   $     12.21   $      9.81
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------   ------------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2002

                                            WORLDWIDE       GLOBAL        GLOBAL        GLOBAL     INTERNATIONAL
                                             GROWTH         SELECT      TECHNOLOGY    HEALTH CARE   CORE GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    735,805   $   203,308   $    109,357   $  396,546   $  3,041,785
Interest                                        72,728        21,665        265,489      117,734        430,233
Securities Lending                             283,707        23,101        289,101       78,801        384,720
                                          ------------   -----------   ------------   ----------   ------------
  Total Income                               1,092,240       248,074        663,947      593,081      3,856,738
                                          ------------   -----------   ------------   ----------   ------------
EXPENSES
Advisory fee                                   870,700       249,950        648,629    1,076,579      2,282,292
Accounting and administration fees              49,113        39,166         54,150       62,000        116,763
Custodian fees                                 136,029        53,649         80,199       80,677        217,851
Transfer agent fees and expenses                44,023        24,715         17,005       48,996         97,967
Shareholder servicing fees                          --            --             --           --         27,158
Administrative services                         87,070        31,244         65,992      107,658        228,229
Professional fees                               21,301         7,682         21,185       25,905         55,851
Shareholder reporting                               --           116             --           --             --
Registration fees                                9,801         9,784         24,591       18,865         36,512
Trustees' fees and expenses                      4,570         1,361         14,674        5,649         11,622
Interest and credit facility fee                 2,694         6,023          2,665        2,854          4,477
Insurance                                       21,221            48         27,649       22,615         42,687
Miscellaneous                                    5,328         4,798          5,862        7,541         21,733
                                          ------------   -----------   ------------   ----------   ------------
    Total Expenses                           1,251,850       428,536        962,601    1,459,339      3,143,142
Expenses (reimbursed)/recouped                 (72,933)      (44,587)       (12,866)          --         17,426
                                          ------------   -----------   ------------   ----------   ------------
  Net Expenses                               1,178,917       383,949        949,735    1,459,339      3,160,568
                                          ------------   -----------   ------------   ----------   ------------
NET INVESTMENT INCOME (LOSS)                   (86,677)     (135,875)      (285,788)    (866,258)       696,170
                                          ------------   -----------   ------------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (31,823,132)   (5,273,293)   (49,466,876)   2,714,574    (62,348,838)
  Foreign currency transactions               (177,035)      (60,379)      (220,163)      (5,118)      (219,826)
                                          ------------   -----------   ------------   ----------   ------------
    Net realized gain (loss)               (32,000,167)   (5,333,672)   (49,687,039)   2,709,456    (62,568,664)
                                          ------------   -----------   ------------   ----------   ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               20,701,544     5,307,602     41,189,485    1,773,656     36,181,540
  Other assets and liabilities
    denominated in foreign currencies           48,161        17,651         10,102          535       (100,078)
                                          ------------   -----------   ------------   ----------   ------------
      Net unrealized appreciation
        (depreciation)                      20,749,705     5,325,253     41,199,587    1,774,191     36,081,462
                                          ------------   -----------   ------------   ----------   ------------
NET GAIN (LOSS) ON INVESTMENTS             (11,250,462)       (8,419)    (8,487,452)   4,483,647    (26,487,202)
                                          ------------   -----------   ------------   ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(11,337,139)  $  (144,294)  $ (8,773,240)  $3,617,389   $(25,791,032)
                                          ------------   -----------   ------------   ----------   ------------
                                          ------------   -----------   ------------   ----------   ------------
   *Foreign taxes withheld                $     77,417   $    11,693   $     16,679   $    7,600   $    379,060
                                          ------------   -----------   ------------   ----------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                           INTERNATIONAL    INTERNATIONAL     EMERGING        PACIFIC        LATIN
                                          SMALL CAP GROWTH   STRUCTURED      COUNTRIES          RIM         AMERICA
INVESTMENT INCOME
Dividends, net of foreign taxes*           $  2,473,298      $  17,118     $  1,926,552    $   183,106    $  66,404
Interest                                        259,994            987          107,334         23,047        4,491
Securities Lending                              366,434             --          346,087          9,866       20,518
                                           ------------      ---------     ------------    -----------    ---------
  Total Income                                3,099,726         18,105        2,379,973        216,019       91,413
                                           ------------      ---------     ------------    -----------    ---------
EXPENSES
Advisory fee                                  1,707,875          6,904        1,391,992        100,105       45,843
Accounting and administration fees              107,096            496           87,927         43,383       43,172
Custodian fees                                  262,363        104,258          350,807        168,985       51,915
Transfer agent fees and expenses                 73,289          3,636           48,324         14,241       12,037
Shareholder servicing fees                           --             --               --             --           --
Administrative services                         170,983            810          116,294         10,010        3,667
Professional fees                                43,046            244           43,975          6,238        1,331
Shareholder reporting                                --            520               --            414           --
Registration fees                                15,589         10,165           27,558          5,028        2,544
Trustees' fees and expenses                      10,851             49           67,765            445          102
Interest and credit facility fee                  3,382             17           16,397            276        1,499
Insurance                                        36,904             --           32,815              8           18
Miscellaneous                                    12,649            944           16,322          8,616        3,290
                                           ------------      ---------     ------------    -----------    ---------
    Total Expenses                            2,444,027        128,043        2,200,176        357,749      165,418
Expenses (reimbursed)/recouped                  (25,633)      (117,040)        (232,934)      (212,139)    (100,106)
                                           ------------      ---------     ------------    -----------    ---------
  Net Expenses                                2,418,394         11,003        1,967,242        145,610       65,312
                                           ------------      ---------     ------------    -----------    ---------
NET INVESTMENT INCOME (LOSS)                    681,332          7,102          412,731         70,409       26,101
                                           ------------      ---------     ------------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                                (40,361,892)      (108,216)     (17,667,125)    (1,841,649)    (621,558)
  Foreign currency transactions                 132,182            907         (624,995)        15,980      (16,038)
                                           ------------      ---------     ------------    -----------    ---------
    Net realized gain (loss)                (40,229,710)      (107,309)     (18,292,120)    (1,825,669)    (637,596)
                                           ------------      ---------     ------------    -----------    ---------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                26,556,721         10,299       25,653,692      1,303,851    1,023,618
  Other assets and liabilities
    denominated in foreign currencies           (75,461)           (20)          21,340        (13,492)         182
                                           ------------      ---------     ------------    -----------    ---------
      Net unrealized appreciation
        (depreciation)                       26,481,260         10,279       25,675,032      1,290,359    1,023,800
                                           ------------      ---------     ------------    -----------    ---------
NET GAIN (LOSS) ON INVESTMENTS              (13,748,450)       (97,030)       7,382,912       (535,310)     386,204
                                           ------------      ---------     ------------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(13,067,118)     $ (89,928)    $  7,795,643    $  (464,901)   $ 412,305
                                           ------------      ---------     ------------    -----------    ---------
                                           ------------      ---------     ------------    -----------    ---------
   *Foreign taxes withheld                 $    329,129      $   2,665     $    318,256    $    16,741    $  27,565
                                           ------------      ---------     ------------    -----------    ---------

                                            LARGE CAP        MID CAP        SMALL CAP       MINI CAP
                                              GROWTH          GROWTH          GROWTH         GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    307,399    $    117,306    $    332,155    $    50,760
Interest                                        51,977         164,670         349,896        110,481
Securities Lending                             111,564          52,261         559,315         61,782
                                          ------------    ------------    ------------    -----------
  Total Income                                 470,940         334,237       1,241,366        223,023
                                          ------------    ------------    ------------    -----------
EXPENSES
Advisory fee                                   756,754         823,179       1,630,884      1,100,877
Accounting and administration fees              69,959          69,799          93,363         52,928
Custodian fees                                  32,142          48,762          98,168         63,556
Transfer agent fees and expenses                53,369          43,826          72,606         35,348
Shareholder servicing fees                     100,051             165           9,888             --
Administrative services                        100,900         109,757         163,088         88,070
Professional fees                               22,154          19,977          32,905         20,678
Shareholder reporting                           11,295              --           6,149          1,271
Registration fees                               27,411          23,916          27,022         27,485
Trustees' fees and expenses                      5,145           5,713           8,325          4,226
Interest and credit facility fee                 1,963           4,571           3,070          3,852
Insurance                                       19,646          30,399          34,496          5,076
Miscellaneous                                    7,838           5,862          14,218          5,514
                                          ------------    ------------    ------------    -----------
    Total Expenses                           1,208,627       1,185,926       2,194,182      1,408,881
Expenses (reimbursed)/recouped                 (95,843)        (81,997)       (188,999)       (30,264)
                                          ------------    ------------    ------------    -----------
  Net Expenses                               1,112,784       1,103,929       2,005,183      1,378,617
                                          ------------    ------------    ------------    -----------
NET INVESTMENT INCOME (LOSS)                  (641,844)       (769,692)       (763,817)    (1,155,594)
                                          ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (46,884,276)    (32,425,285)    (35,645,098)    (5,649,136)
  Foreign currency transactions                     --              --              --             --
                                          ------------    ------------    ------------    -----------
    Net realized gain (loss)               (46,884,276)    (32,425,285)    (35,645,098)    (5,649,136)
                                          ------------    ------------    ------------    -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               25,262,395      14,639,983      33,116,067     15,417,877
  Other assets and liabilities
    denominated in foreign currencies               --              --              --             --
                                          ------------    ------------    ------------    -----------
      Net unrealized appreciation
        (depreciation)                      25,262,395      14,639,983      33,116,067     15,417,877
                                          ------------    ------------    ------------    -----------
NET GAIN (LOSS) ON INVESTMENTS             (21,621,881)    (17,785,302)     (2,529,031)     9,768,741
                                          ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(22,263,725)   $(18,554,994)   $ (3,292,848)   $ 8,613,147
                                          ------------    ------------    ------------    -----------
                                          ------------    ------------    ------------    -----------
   *Foreign taxes withheld                $      4,019    $         --    $      1,552    $        --
                                          ------------    ------------    ------------    -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS -- CONTINUED
YEAR ENDED MARCH 31, 2002

                                                           SMALL CAP                    HIGH QUALITY    HIGH YIELD
                                              VALUE          VALUE       CONVERTIBLE        BOND           BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*          $ 1,091,654    $   802,910    $  1,615,637    $    18,542    $        --
Interest                                       35,254         44,079       2,803,515      3,415,836      6,061,775
Securities Lending                             20,777          3,013          10,850             --         20,366
                                          -----------    -----------    ------------    -----------    -----------
  Total Income                              1,147,685        850,002       4,430,002      3,434,378      6,082,141
                                          -----------    -----------    ------------    -----------    -----------
EXPENSES
Advisory fee                                  452,486        406,073         858,368        228,741        363,540
Accounting and administration fees             55,074         39,167          64,279         55,075         55,107
Custodian fees                                 28,812         26,722          48,879         81,395         41,961
Transfer agent fees and expenses               38,978         23,425          53,329         36,329         32,377
Shareholder servicing fees                     26,810             --              --         16,780             --
Administrative services                        60,332         40,611         114,449         50,831         60,590
Professional fees                              14,499         11,597          25,259         12,800         15,564
Shareholder reporting                           4,857         13,204              --          2,700          3,289
Registration fees                              19,360         21,733          12,080         17,302         38,699
Trustees' fees and expenses                     2,814          2,273           5,715          2,442          3,047
Interest and credit facility fee                7,606            790           1,814          1,427          2,249
Insurance                                       4,153             --          22,103          2,844          2,916
Miscellaneous                                   4,193          2,094           3,419          4,121          4,327
                                          -----------    -----------    ------------    -----------    -----------
    Total Expenses                            719,974        587,689       1,209,694        512,787        623,666
Expenses (reimbursed)/recouped                (80,967)       (58,293)        (61,768)      (262,028)      (165,366)
                                          -----------    -----------    ------------    -----------    -----------
  Net Expenses                                639,007        529,396       1,147,926        250,759        458,300
                                          -----------    -----------    ------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                  508,678        320,606       3,282,076      3,183,619      5,623,841
                                          -----------    -----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (1,957,311)     1,741,999     (22,760,273)    (1,061,967)    (7,984,095)
  Foreign currency transactions                    --             --              --        (92,046)            --
                                          -----------    -----------    ------------    -----------    -----------
    Net realized gain (loss)               (1,957,311)     1,741,999     (22,760,273)    (1,154,013)    (7,984,095)
                                          -----------    -----------    ------------    -----------    -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               4,460,226      8,254,552      13,470,561       (799,544)     3,580,353
  Other assets and liabilities
    denominated in foreign currencies              --             --              --         (6,827)            --
                                          -----------    -----------    ------------    -----------    -----------
      Net unrealized appreciation
        (depreciation)                      4,460,226      8,254,552      13,470,561       (806,371)     3,580,353
                                          -----------    -----------    ------------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS              2,502,915      9,996,551      (9,289,712)    (1,960,384)    (4,403,742)
                                          -----------    -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 3,011,593    $10,317,157    $ (6,007,636)   $ 1,223,235    $ 1,220,099
                                          -----------    -----------    ------------    -----------    -----------
                                          -----------    -----------    ------------    -----------    -----------
   *Foreign taxes withheld                $        --    $       825    $         --    $        --    $        --
                                          -----------    -----------    ------------    -----------    -----------

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                                                                             109

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31

                                 WORLDWIDE GROWTH              GLOBAL SELECT
                           --------------------------------------------------------
                               2002           2001           2002          2001
                           -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                 $    (86,677)  $   (453,683)  $  (135,875)  $   (42,394)
  Net realized gain
    (loss)                  (32,000,167)   (15,097,837)   (5,333,672)   (1,302,951)
  Net unrealized
    appreciation
    (depreciation)           20,749,705    (69,148,280)    5,325,253    (7,289,569)
                           ------------   ------------   -----------   -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations            (11,337,139)   (84,699,800)     (144,294)   (8,634,914)
                           ------------   ------------   -----------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              --             --            --            --
    Retirement Class                 --             --            --            --
  From net realized gains
    Institutional Class              --    (31,847,742)           --    (6,603,739)
    Retirement Class                 --             --            --            --
                           ------------   ------------   -----------   -----------
    Total distributions              --    (31,847,742)           --    (6,603,739)
                           ------------   ------------   -----------   -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      17,820,995     14,287,630    33,703,058     7,254,756
    Retirement Class                150             --           150            --
  Distributions
    reinvested
    Institutional Class              --     29,969,802            --     6,579,771
    Retirement Class                 --             --            --            --
  Cost of shares redeemed
    Institutional Class     (26,826,716)   (17,722,833)   (7,363,152)   (8,314,191)
    Retirement Class                 --             --            --            --
                           ------------   ------------   -----------   -----------
    Net increase
      (decrease) in net
      assets from share
      transactions           (9,005,571)    26,534,599    26,340,056     5,520,336
                           ------------   ------------   -----------   -----------
    Net Increase
      (Decrease) in Net
      Assets                (20,342,710)   (90,012,943)   26,195,762    (9,718,317)
NET ASSETS
  Beginning                  98,717,657    188,730,600    15,023,295    24,741,612
                           ------------   ------------   -----------   -----------
  Ending                   $ 78,374,947   $ 98,717,657   $41,219,057   $15,023,295
                           ------------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------
Undistributed net
  investment income
  (loss), ending           $     12,654   $   (134,499)  $   (23,018)  $   (31,530)
                           ------------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                 1,144,845        466,191     2,447,740       306,893
  Distributions
    reinvested                       --      1,427,813            --       424,228
  Shares redeemed            (1,784,523)      (517,499)     (600,345)     (337,791)
                           ------------   ------------   -----------   -----------
  Net Institutional Share
    Activity                   (639,678)     1,376,505     1,847,395       393,330
                           ------------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        11             --            12            --
  Distributions
    reinvested                       --             --            --            --
  Shares redeemed                    --             --            --            --
                           ------------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------
  Net Retirement Share
    Activity                         11             --            12            --
                           ------------   ------------   -----------   -----------
                           ------------   ------------   -----------   -----------

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110

                                 GLOBAL TECHNOLOGY             GLOBAL HEALTH CARE          INTERNATIONAL CORE GROWTH
                           -------------------------------------------------------------------------------------------
                               2002            2001           2002            2001           2002            2001
                           -------------  --------------  -------------  --------------  -------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                 $   (285,788)  $  (2,307,587)  $   (866,258)  $    (697,670)  $    696,170   $     382,769
  Net realized gain
    (loss)                  (49,687,039)   (137,353,441)     2,709,456      (7,918,651)   (62,568,664)    (37,512,798)
  Net unrealized
    appreciation
    (depreciation)           41,199,587     (94,988,004)     1,774,191          70,873     36,081,462     (87,133,736)
                           ------------   -------------   ------------   -------------   ------------   -------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (8,773,240)   (234,649,032)     3,617,389      (8,545,448)   (25,791,032)   (124,263,765)
                           ------------   -------------   ------------   -------------   ------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              --              --             --        (430,374)            --              --
    Retirement Class                 --              --             --              --             --              --
  From net realized gains
    Institutional Class              --     (84,888,493)            --     (33,272,179)            --     (15,150,877)
    Retirement Class                 --              --             --              --             --        (752,869)
                           ------------   -------------   ------------   -------------   ------------   -------------
    Total distributions              --     (84,888,493)            --     (33,702,553)            --     (15,903,746)
                           ------------   -------------   ------------   -------------   ------------   -------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      40,561,990     144,554,156     59,276,124      93,676,769     62,299,497     142,156,768
    Retirement Class                 --              --             --              --      5,824,250      11,270,449
  Distributions
    reinvested
    Institutional Class              --      77,255,233             --      31,461,902             --      14,272,439
    Retirement Class                 --              --             --              --             --         752,866
  Cost of shares redeemed
    Institutional Class     (49,616,643)   (231,968,534)   (57,820,203)   (120,142,113)   (38,414,791)   (110,988,555)
    Retirement Class                 --              --             --              --     (4,618,105)     (9,585,072)
                           ------------   -------------   ------------   -------------   ------------   -------------
    Net increase
      (decrease) in net
      assets from share
      transactions           (9,054,653)    (10,159,145)     1,455,921       4,996,558     25,090,851      47,878,895
                           ------------   -------------   ------------   -------------   ------------   -------------
    Net Increase
      (Decrease) in Net
      Assets                (17,827,893)   (329,696,670)     5,073,310     (37,251,443)      (700,181)    (92,288,616)
NET ASSETS
  Beginning                  75,621,791     405,318,461     88,103,809     125,355,252    226,818,587     319,107,203
                           ------------   -------------   ------------   -------------   ------------   -------------
  Ending                   $ 57,793,898   $  75,621,791   $ 93,177,119   $  88,103,809   $226,118,406   $ 226,818,587
                           ------------   -------------   ------------   -------------   ------------   -------------
                           ------------   -------------   ------------   -------------   ------------   -------------
Undistributed net
  investment income
  (loss), ending           $    (38,366)  $    (303,117)  $         --   $     (39,559)  $    111,355   $    (632,531)
                           ------------   -------------   ------------   -------------   ------------   -------------
                           ------------   -------------   ------------   -------------   ------------   -------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                 1,853,554       1,915,463      2,240,697       2,850,177      3,502,388       5,159,851
  Distributions
    reinvested                       --       1,944,017             --       1,100,836             --         623,251
  Shares redeemed            (2,313,856)     (3,381,429)    (2,336,350)     (4,172,706)    (2,212,809)     (4,078,696)
                           ------------   -------------   ------------   -------------   ------------   -------------
  Net Institutional Share
    Activity                   (460,302)        478,051        (95,653)       (221,693)     1,289,579       1,704,406
                           ------------   -------------   ------------   -------------   ------------   -------------
                           ------------   -------------   ------------   -------------   ------------   -------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        --              --             --              --        317,724         444,114
  Distributions
    reinvested                       --              --             --              --             --          32,977
  Shares redeemed                    --              --             --              --       (247,739)       (379,931)
                           ------------   -------------   ------------   -------------   ------------   -------------
                           ------------   -------------   ------------   -------------   ------------   -------------
  Net Retirement Share
    Activity                         --              --             --              --         69,985          97,160
                           ------------   -------------   ------------   -------------   ------------   -------------
                           ------------   -------------   ------------   -------------   ------------   -------------

                           INTERNATIONAL SMALL CAP GROWTH
                           -------------------------------
                                2002            2001
                           --------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                 $    681,332    $    (583,401)
  Net realized gain
    (loss)                  (40,229,710)     (36,644,339)
  Net unrealized
    appreciation
    (depreciation)           26,481,260      (79,018,521)
                           ------------    -------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations            (13,067,118)    (116,246,261)
                           ------------    -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              --         (744,987)
    Retirement Class                 --               --
  From net realized gains
    Institutional Class              --      (50,655,699)
    Retirement Class                 --               --
                           ------------    -------------
    Total distributions              --      (51,400,686)
                           ------------    -------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      18,031,605      158,311,493
    Retirement Class                150               --
  Distributions
    reinvested
    Institutional Class              --       48,355,407
    Retirement Class                 --               --
  Cost of shares redeemed
    Institutional Class     (54,469,180)    (115,244,595)
    Retirement Class                 --               --
                           ------------    -------------
    Net increase
      (decrease) in net
      assets from share
      transactions          (36,437,425)      91,422,305
                           ------------    -------------
    Net Increase
      (Decrease) in Net
      Assets                (49,504,543)     (76,224,642)
NET ASSETS
  Beginning                 193,934,163      270,158,805
                           ------------    -------------
  Ending                   $144,429,620    $ 193,934,163
                           ------------    -------------
                           ------------    -------------
Undistributed net
  investment income
  (loss), ending           $     75,923    $  (1,506,115)
                           ------------    -------------
                           ------------    -------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                   774,633        4,036,220
  Distributions
    reinvested                       --        1,681,927
  Shares redeemed            (2,373,067)      (3,039,703)
                           ------------    -------------
  Net Institutional Share
    Activity                 (1,598,434)       2,678,444
                           ------------    -------------
                           ------------    -------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         7               --
  Distributions
    reinvested                       --               --
  Shares redeemed                    --               --
                           ------------    -------------
                           ------------    -------------
  Net Retirement Share
    Activity                          7               --
                           ------------    -------------
                           ------------    -------------

------------------------------

--------------------------------------------------------------------------------

                                                                             111
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NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                INTERNATIONAL STRUCTURED                        EMERGING COUNTRIES
                           ----------------------------------------------------------------------------------------
                                         2002(1)                          2002                      2001
                           -----------------------------------  ------------------------  -------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             $    7,102                    $    412,731              $    (269,424)
  Net realized gain
    (loss)                               (107,309)                    (18,292,120)               (83,223,087)
  Net unrealized
    appreciation
    (depreciation)                         10,279                      25,675,032                (72,846,131)
                                       ----------                    ------------              -------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                          (89,928)                      7,795,643               (156,338,642)
                                       ----------                    ------------              -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class                    (5,666)                             --                         --
    Retirement Class                           --                              --                         --
  From net realized gains
    Institutional Class                        --                              --                (25,023,559)
    Retirement Class                           --                              --                        (16)
                                       ----------                    ------------              -------------
    Total distributions                    (5,666)                             --                (25,023,575)
                                       ----------                    ------------              -------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class                 1,000,150                      63,346,504                103,833,938
    Retirement Class                           --                              --                         --
  Distributions
    reinvested
    Institutional Class                     5,666                              --                 19,117,400
    Retirement Class                           --                              --                         11
  Cost of shares redeemed
    Institutional Class                       (20)                    (94,610,881)              (101,135,654)
    Retirement Class                           --                             (11)                      (376)
                                       ----------                    ------------              -------------
    Net increase
      (decrease) in net
      assets from share
      transactions                      1,005,796                     (31,264,388)                21,815,319
                                       ----------                    ------------              -------------
    Net Increase
      (Decrease) in Net
      Assets                              910,202                     (23,468,745)              (159,546,898)
NET ASSETS
  Beginning                                    --                     140,538,409                300,085,307
                                       ----------                    ------------              -------------
  Ending                               $  910,202                    $117,069,664              $ 140,538,409
                                       ----------                    ------------              -------------
                                       ----------                    ------------              -------------
Undistributed net
  investment income
  (loss), ending                       $    3,588                    $   (236,931)             $  (1,384,524)
                                       ----------                    ------------              -------------
                                       ----------                    ------------              -------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                              80,012                       5,912,598                  5,711,129
  Distributions
    reinvested                                511                              --                  1,481,002
  Shares redeemed                              (2)                     (8,814,723)                (7,306,545)
                                       ----------                    ------------              -------------
  Net Institutional Share
    Activity                               80,521                      (2,902,125)                  (114,414)
                                       ----------                    ------------              -------------
                                       ----------                    ------------              -------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                                  --                              --                         --
  Distributions
    reinvested                                 --                              --                          1
  Shares redeemed                              --                              --                        (19)
                                       ----------                    ------------              -------------
                                       ----------                    ------------              -------------
  Net Retirement Share
    Activity                                   --                              --                        (18)
                                       ----------                    ------------              -------------
                                       ----------                    ------------              -------------

------------------------------

(1)  Commenced operations on 5/7/01.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                             PACIFIC RIM                                      LATIN AMERICA
                           -------------------------------------------------------------------------------------------------
                                    2002                     2001                     2002                    2001
                           -----------------------  -----------------------  ----------------------  -----------------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                      $    70,409              $   (14,561)             $   26,101              $    93,189
  Net realized gain
    (loss)                       (1,825,669)                (777,268)               (637,596)                (569,570)
  Net unrealized
    appreciation
    (depreciation)                1,290,359                 (395,293)              1,023,800               (1,372,331)
                                -----------              -----------              ----------              -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                   (464,901)              (1,187,122)                412,305               (1,848,712)
                                -----------              -----------              ----------              -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class                  --                       --                 (92,349)                      --
    Retirement Class                     --                       --                      --                       --
  From net realized gains
    Institutional Class                  --               (1,220,733)                     --               (1,295,408)
    Retirement Class                     --                       --                      --                       --
                                -----------              -----------              ----------              -----------
    Total distributions                  --               (1,220,733)                (92,349)              (1,295,408)
                                -----------              -----------              ----------              -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class          10,805,074                2,008,237                 320,935                  645,370
    Retirement Class                    150                       --                     150                       --
  Distributions
    reinvested
    Institutional Class                  --                1,220,230                  90,600                1,295,388
    Retirement Class                     --                       --                      --                       --
  Cost of shares redeemed
    Institutional Class            (937,316)              (2,615,270)               (729,744)                 (84,802)
    Retirement Class                     --                       --                      --                       --
                                -----------              -----------              ----------              -----------
    Net increase
      (decrease) in net
      assets from share
      transactions                9,867,908                  613,197                (318,059)               1,855,956
                                -----------              -----------              ----------              -----------
    Net Increase
      (Decrease) in Net
      Assets                      9,403,007               (1,794,658)                  1,897               (1,288,164)
NET ASSETS
  Beginning                       2,026,124                3,820,782               3,988,711                5,276,875
                                -----------              -----------              ----------              -----------
  Ending                        $11,429,131              $ 2,026,124              $3,990,608              $ 3,988,711
                                -----------              -----------              ----------              -----------
                                -----------              -----------              ----------              -----------
Undistributed net
  investment income
  (loss), ending                $    82,168              $   (21,444)             $   10,063              $    92,350
                                -----------              -----------              ----------              -----------
                                -----------              -----------              ----------              -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     1,428,526                  162,746                  34,818                   58,790
  Distributions
    reinvested                           --                  143,556                  11,439                  129,023
  Shares redeemed                  (137,926)                (164,197)                (81,851)                  (6,540)
                                -----------              -----------              ----------              -----------
  Net Institutional Share
    Activity                      1,290,600                  142,105                 (35,594)                 181,273
                                -----------              -----------              ----------              -----------
                                -----------              -----------              ----------              -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                            23                       --                      17                       --
  Distributions
    reinvested                           --                       --                      --                       --
  Shares redeemed                        --                       --                      --                       --
                                -----------              -----------              ----------              -----------
                                -----------              -----------              ----------              -----------
  Net Retirement Share
    Activity                             23                       --                      17                       --
                                -----------              -----------              ----------              -----------
                                -----------              -----------              ----------              -----------

                                            LARGE CAP GROWTH                                     MID CAP GROWTH
                           -------------------------------------------------------------------------------------------------------
                                     2002                      2001                      2002                      2001
                           ------------------------  ------------------------  ------------------------  -------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                      $   (641,844)             $   (854,158)             $   (769,692)             $  (1,357,037)
  Net realized gain
    (loss)                       (46,884,276)              (42,899,481)              (32,425,285)                (8,905,966)
  Net unrealized
    appreciation
    (depreciation)                25,262,395               (48,818,835)               14,639,983               (125,643,229)
                                ------------              ------------              ------------              -------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                 (22,263,725)              (92,572,474)              (18,554,994)              (135,906,232)
                                ------------              ------------              ------------              -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class                   --                        --                        --                         --
    Retirement Class                      --                        --                        --                         --
  From net realized gains
    Institutional Class                   --                (1,761,359)                       --                (47,068,553)
    Retirement Class                      --                (1,881,665)                       --                     (4,414)
                                ------------              ------------              ------------              -------------
    Total distributions                   --                (3,643,024)                       --                (47,072,967)
                                ------------              ------------              ------------              -------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class           31,612,251                78,838,035                40,435,417                 51,243,192
    Retirement Class              12,441,238                15,963,489                    17,580                     96,328
  Distributions
    reinvested
    Institutional Class                   --                 1,736,727                        --                 47,048,348
    Retirement Class                      --                 1,881,664                        --                      4,395
  Cost of shares redeemed
    Institutional Class          (21,655,522)              (11,273,172)              (25,498,159)               (53,781,088)
    Retirement Class              (6,591,609)              (10,085,690)                  (60,575)                    (2,960)
                                ------------              ------------              ------------              -------------
    Net increase
      (decrease) in net
      assets from share
      transactions                15,806,358                77,061,053                14,894,263                 44,608,215
                                ------------              ------------              ------------              -------------
    Net Increase
      (Decrease) in Net
      Assets                      (6,457,367)              (19,154,445)               (3,660,731)              (138,370,984)
NET ASSETS
  Beginning                      102,612,711               121,767,156               114,020,472                252,391,456
                                ------------              ------------              ------------              -------------
  Ending                        $ 96,155,344              $102,612,711              $110,359,741              $ 114,020,472
                                ------------              ------------              ------------              -------------
                                ------------              ------------              ------------              -------------
Undistributed net
  investment income
  (loss), ending                $         --              $         --              $         --              $          --
                                ------------              ------------              ------------              -------------
                                ------------              ------------              ------------              -------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                      1,596,541                 2,184,005                 3,313,326                  1,980,576
  Distributions
    reinvested                            --                    51,735                        --                  2,468,434
  Shares redeemed                 (1,093,620)                 (305,310)               (2,013,717)                (2,151,099)
                                ------------              ------------              ------------              -------------
  Net Institutional Share
    Activity                         502,921                 1,930,430                 1,299,609                  2,297,911
                                ------------              ------------              ------------              -------------
                                ------------              ------------              ------------              -------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        617,945                   398,128                     1,500                      5,652
  Distributions
    reinvested                            --                    56,236                        --                        231
  Shares redeemed                   (334,096)                 (284,235)                   (5,388)                    (1,186)
                                ------------              ------------              ------------              -------------
                                ------------              ------------              ------------              -------------
  Net Retirement Share
    Activity                         283,849                   170,129                    (3,888)                     4,697
                                ------------              ------------              ------------              -------------
                                ------------              ------------              ------------              -------------

------------------------------

(1)  Commenced operations on 5/7/01.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                            SMALL CAP GROWTH                                     MINI CAP GROWTH
                           -------------------------------------------------------------------------------------------------------
                                     2002                      2001                       2002                      2001
                           ------------------------  -------------------------  ------------------------  ------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                      $   (763,817)             $    (177,978)             $ (1,155,594)             $   (479,036)
  Net realized gain
    (loss)                       (35,645,098)                (6,015,446)               (5,649,136)              (10,838,469)
  Net unrealized
    appreciation
    (depreciation)                33,116,067               (136,731,787)               15,417,877               (37,386,199)
                                ------------              -------------              ------------              ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                  (3,292,848)              (142,925,211)                8,613,147               (48,703,704)
                                ------------              -------------              ------------              ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class                   --                         --                        --                        --
    Retirement Class                      --                         --                        --                        --
  From net realized gains
    Institutional Class                   --                (56,521,457)                       --               (36,129,782)
    Retirement Class                      --                 (1,261,403)                       --                        --
                                ------------              -------------              ------------              ------------
    Total distributions                   --                (57,782,860)                       --               (36,129,782)
                                ------------              -------------              ------------              ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class           66,218,636                 60,119,891                65,319,435                60,321,895
    Retirement Class               2,192,478                  2,475,041                        --                        --
  Distributions
    reinvested
    Institutional Class                   --                 53,894,052                        --                35,745,891
    Retirement Class                      --                  1,261,386                        --                        --
  Cost of shares redeemed
    Institutional Class          (27,897,943)               (56,296,713)              (33,431,238)              (55,645,629)
    Retirement Class              (1,168,607)                (1,563,937)                       --                        --
                                ------------              -------------              ------------              ------------
    Net increase
      (decrease) in net
      assets from share
      transactions                39,344,564                 59,889,720                31,888,197                40,422,157
                                ------------              -------------              ------------              ------------
    Net Increase
      (Decrease) in Net
      Assets                      36,051,716               (140,818,351)               40,501,344               (44,411,329)
NET ASSETS
  Beginning                      141,599,000                282,417,351                47,809,706                92,221,035
                                ------------              -------------              ------------              ------------
  Ending                        $177,650,716              $ 141,599,000              $ 88,311,050              $ 47,809,706
                                ------------              -------------              ------------              ------------
                                ------------              -------------              ------------              ------------
Undistributed net
  investment income
  (loss), ending                $         --              $          --              $         --              $         --
                                ------------              -------------              ------------              ------------
                                ------------              -------------              ------------              ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                      6,549,255                  3,775,176                 5,632,619                 2,405,798
  Distributions
    reinvested                            --                  4,509,963                        --                 3,229,079
  Shares redeemed                 (2,923,707)                (4,099,594)               (2,799,855)               (2,520,551)
                                ------------              -------------              ------------              ------------
  Net Institutional Share
    Activity                       3,625,548                  4,185,545                 2,832,764                 3,114,326
                                ------------              -------------              ------------              ------------
                                ------------              -------------              ------------              ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        230,965                    149,154                        --                        --
  Distributions
    reinvested                            --                    105,732                        --                        --
  Shares redeemed                   (123,776)                   (96,964)                       --                        --
                                ------------              -------------              ------------              ------------
                                ------------              -------------              ------------              ------------
  Net Retirement Share
    Activity                         107,189                    157,922                        --                        --
                                ------------              -------------              ------------              ------------
                                ------------              -------------              ------------              ------------

------------------------------

(2)  Commenced operations on 5/1/01.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                 VALUE                         SMALL CAP VALUE           CONVERTIBLE
                           ---------------------------------------------------------------------------------------------------
                                     2002                      2001                2002(2)           2002            2001
                           ------------------------  ------------------------  ---------------  --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                      $    508,678              $    432,765          $   320,606     $  3,282,076    $  3,162,471
  Net realized gain
    (loss)                        (1,957,311)                2,174,568            1,741,999      (22,760,273)    (13,610,018)
  Net unrealized
    appreciation
    (depreciation)                 4,460,226                   867,460            8,254,552       13,470,561     (26,400,965)
                                ------------              ------------          -----------     ------------    ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                   3,011,593                 3,474,793           10,317,157       (6,007,636)    (36,848,512)
                                ------------              ------------          -----------     ------------    ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class             (108,672)                 (313,234)            (169,273)      (3,674,570)     (3,162,709)
    Retirement Class                 (18,078)                  (62,811)                  --               --              --
  From net realized gains
    Institutional Class             (759,455)                       --                   --               --      (7,494,913)
    Retirement Class                (170,830)                       --                   --               --              --
                                ------------              ------------          -----------     ------------    ------------
    Total distributions           (1,057,035)                 (376,045)            (169,273)      (3,674,570)    (10,657,622)
                                ------------              ------------          -----------     ------------    ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class           25,199,986                29,000,778           55,190,194       60,058,464      60,542,842
    Retirement Class               3,198,953                 3,196,109                   --               --              --
  Distributions
    reinvested
    Institutional Class              833,253                   296,619              168,033        3,450,005      10,143,668
    Retirement Class                 188,908                    62,789                   --               --              --
  Cost of shares redeemed
    Institutional Class          (34,855,005)               (8,267,939)          (6,673,069)     (60,293,604)    (11,009,514)
    Retirement Class              (2,249,079)               (1,762,417)                  --               --              --
                                ------------              ------------          -----------     ------------    ------------
    Net increase
      (decrease) in net
      assets from share
      transactions                (7,682,984)               22,525,939           48,685,158        3,214,865      59,676,996
                                ------------              ------------          -----------     ------------    ------------
    Net Increase
      (Decrease) in Net
      Assets                      (5,728,426)               25,624,687           58,833,042       (6,467,341)     12,170,862
NET ASSETS
  Beginning                       56,510,001                30,885,314                   --      126,825,949     114,655,087
                                ------------              ------------          -----------     ------------    ------------
  Ending                        $ 50,781,575              $ 56,510,001          $58,833,042     $120,358,608    $126,825,949
                                ------------              ------------          -----------     ------------    ------------
                                ------------              ------------          -----------     ------------    ------------
Undistributed net
  investment income
  (loss), ending                $    508,671              $    126,744          $   103,766     $        130    $      3,007
                                ------------              ------------          -----------     ------------    ------------
                                ------------              ------------          -----------     ------------    ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                      1,023,197                 1,288,327            4,231,539        2,662,287       2,052,902
  Distributions
    reinvested                        36,040                    12,785               11,808          160,939         389,717
  Shares redeemed                 (1,443,390)                 (374,348)            (477,797)      (2,666,726)       (367,869)
                                ------------              ------------          -----------     ------------    ------------
  Net Institutional Share
    Activity                        (384,153)                  926,764            3,765,550          156,500       2,074,750
                                ------------              ------------          -----------     ------------    ------------
                                ------------              ------------          -----------     ------------    ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                        133,876                   141,616                   --               --              --
  Distributions
    reinvested                         8,188                     2,707                   --               --              --
  Shares redeemed                    (94,322)                  (78,013)                  --               --              --
                                ------------              ------------          -----------     ------------    ------------
                                ------------              ------------          -----------     ------------    ------------
  Net Retirement Share
    Activity                          47,742                    66,310                   --               --              --
                                ------------              ------------          -----------     ------------    ------------
                                ------------              ------------          -----------     ------------    ------------

                                 HIGH QUALITY BOND                HIGH YIELD BOND
                           -------------------------------------------------------------
                                2002            2001            2002           2001
                           --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                 $  3,183,619    $  1,899,488    $  5,623,841    $ 2,682,993
  Net realized gain
    (loss)                   (1,154,013)        780,994      (7,984,095)    (1,118,256)
  Net unrealized
    appreciation
    (depreciation)             (806,371)        779,643       3,580,353     (1,791,667)
                           ------------    ------------    ------------    -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations              1,223,235       3,460,125       1,220,099       (226,930)
                           ------------    ------------    ------------    -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class      (2,594,930)     (1,642,926)     (5,787,529)    (2,685,171)
    Retirement Class           (375,378)       (265,529)            (14)           (11)
  From net realized gains
    Institutional Class        (467,780)             --              --             --
    Retirement Class            (74,728)             --              --             --
                           ------------    ------------    ------------    -----------
    Total distributions      (3,512,816)     (1,908,455)     (5,787,543)    (2,685,182)
                           ------------    ------------    ------------    -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      27,280,218      40,650,134      43,802,930     29,075,385
    Retirement Class          3,335,461       2,405,349               0            163
  Distributions
    reinvested
    Institutional Class       3,061,687       1,625,989       5,239,535      2,064,335
    Retirement Class            450,103         265,526              10              8
  Cost of shares redeemed
    Institutional Class     (31,320,460)    (16,622,039)    (15,728,096)    (7,157,415)
    Retirement Class         (1,258,967)       (650,293)            (20)            --
                           ------------    ------------    ------------    -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            1,548,042      27,674,666      33,314,359     23,982,476
                           ------------    ------------    ------------    -----------
    Net Increase
      (Decrease) in Net
      Assets                   (741,539)     29,226,336      28,746,915     21,070,364
NET ASSETS
  Beginning                  51,945,561      22,719,225      42,622,008     21,551,644
                           ------------    ------------    ------------    -----------
  Ending                   $ 51,204,022    $ 51,945,561    $ 71,368,923    $42,622,008
                           ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    -----------
Undistributed net
  investment income
  (loss), ending           $      4,286    $   (102,924)   $     42,014    $    29,784
                           ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                 2,142,168       3,262,887       4,305,162      2,581,278
  Distributions
    reinvested                  245,391         131,187         521,038        183,708
  Shares redeemed            (2,468,657)     (1,354,886)     (1,543,949)      (628,397)
                           ------------    ------------    ------------    -----------
  Net Institutional Share
    Activity                    (81,098)      2,039,188       3,282,251      2,136,589
                           ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                   263,619         195,161              --             14
  Distributions
    reinvested                   36,078          21,553               1             --
  Shares redeemed               (99,390)        (52,831)             (2)            --
                           ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    -----------
  Net Retirement Share
    Activity                    200,307         163,883              (1)            14
                           ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    -----------

------------------------------

(2)  Commenced operations on 5/1/01.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and thirteen Funds offer Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee. The nineteen Funds offering Class I shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The market value of securities on loan and the related collateral at March 31, 2002 were:

                                          MARKET VALUE  COLLATERAL
FUND                                       (IN 000'S)   (IN 000'S)
----                                      ------------  ----------
Worldwide Growth........................    $ 1,307      $ 1,375
Global Select...........................        919          986
Global Technology.......................      3,322        3,462
Global Health Care......................        304          318
International Core Growth...............      8,828        9,299
International Small Cap Growth..........     19,799       20,825
Emerging Countries......................      2,017        2,120
Pacific Rim.............................        554          583
Latin America...........................        116          124
Large Cap Growth........................      1,216        1,277
Small Cap Growth........................      9,037        9,470
Mini Cap Growth.........................      3,623        3,813
Small Cap Value.........................      1,130        1,212

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the year ended March 31, 2002, the Funds had no borrowings against the line of credit.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2002.

                                          CAPITAL LOSS
                                          CARRYFORWARD  EXPIRATION
FUND                                       (IN 000'S)      DATE
----                                      ------------  ----------
Worldwide Growth........................    $ 49,438      3/31/10
Global Select...........................       7,168      3/31/10
Global Technology.......................      52,122      3/31/09
                                             134,972      3/31/10
Global Health Care......................      18,056      3/31/10
International Core Growth...............      15,101      3/31/09
                                              71,859      3/31/10
International Small Cap Growth..........       5,844      3/31/09
                                              62,195      3/31/10
International Structured................          57      3/31/10
Emerging Countries......................      33,556      3/31/09
                                              60,017      3/31/10
Pacific Rim.............................         406      3/31/09
                                               2,084      3/31/10
Latin America...........................         318      3/31/09
                                                 832      3/31/10
Large Cap Growth........................       4,810      3/31/09
                                              75,903      3/31/10
Mid Cap Growth..........................      64,136      3/31/10
Small Cap Growth........................      57,918      3/31/10
Mini Cap Growth.........................      22,281      3/31/10
Value...................................         950      3/31/10
Small Cap Value.........................          --           --
Convertible.............................       3,628      3/31/09
                                              27,998      3/31/10
High Quality Bond.......................          --           --
High Yield Bond.........................         197      3/31/09
                                               5,618      3/31/10

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                                DISTRIBUTION PAID FROM:
                           ------------------------------------------------------------------
                                           NET           TOTAL                      TOTAL
                            ORDINARY    LONG TERM       TAXABLE     TAX RETURN  DISTRIBUTIONS
FUND                         INCOME    CAPITAL GAIN  DISTRIBUTIONS  OF CAPITAL     PAID(1)
----                       ----------  ------------  -------------  ----------  -------------
Worldwide Growth.........          --          --             --         --              --
Global Select............          --          --             --         --              --
Global Technology........          --          --             --         --              --
Global Health Care.......          --          --             --         --              --
International Core
  Growth.................          --          --             --         --              --
International Small Cap
  Growth.................          --          --             --         --              --
International
  Structured.............       5,666          --          5,666         --           5,666
Emerging Countries.......          --          --             --         --              --
Pacific Rim..............          --          --             --         --              --
Latin America............      92,349          --         92,349         --          92,349
Large Cap Growth.........          --          --             --         --              --
Mid Cap Growth...........          --          --             --         --              --
Small Cap Growth.........          --          --             --         --              --
Mini Cap Growth..........          --          --             --         --              --
Value....................     760,884     296,151      1,057,035         --       1,057,035
Small Cap Value..........     169,273          --        169,273         --         169,273
Convertible..............   3,674,570          --      3,674,570         --       3,674,570
High Quality Bond........   3,512,816          --      3,512,816         --       3,512,816
High Yield Bond..........   5,787,543          --      5,787,543         --       5,787,543

  As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                      COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
                           ---------------------------------------------------------------------------------------------------
                           UNDISTRIBUTED  UNDISTRIBUTED                   ACCUMULATED        UNREALIZED            TOTAL
                             ORDINARY       LONG-TERM    ACCUMULATED      CAPITAL AND      APPRECIATION/        ACCUMULATED
FUND                          INCOME      CAPITAL GAINS   EARNINGS       OTHER LOSSES      (DEPRECIATION)    EARNING/(DEFICIT)
----                       -------------  -------------  -----------    ---------------    --------------    -----------------
Worldwide Growth.........           --            --             --       (51,883,316)(2)     6,115,450(3)       (45,767,866)
Global Select............           --            --             --        (7,194,831)(16)    3,792,656(5)        (3,402,175)
Global Technology........           --            --             --      (187,131,523)(14)    4,014,631(8)      (183,116,892)
Global Health Care.......           --            --             --       (18,056,173)(7)     2,743,105(8)       (15,313,068)
International Core
  Growth.................           --            --             --       (98,812,200)(9)    13,354,165(3)       (85,458,035)
International Small Cap
  Growth.................           --            --             --       (76,691,897)(9)    10,127,110(10)      (66,564,787)
International
  Structured.............        6,112            --          6,112           (91,707)(2)        (9,999)(11)         (95,594)
Emerging Countries.......           --            --             --       (95,391,207)(15)   17,781,500(8)       (77,609,707)
Pacific Rim..............       67,954            --         67,954        (2,489,981)(6)     1,107,949(3)        (1,314,078)
Latin America............       10,063            --         10,063        (1,150,089)(6)       478,771(8)          (661,255)
Large Cap Growth.........           --            --             --       (89,553,446)(9)     6,746,374(8)       (82,807,072)
Mid Cap Growth...........           --            --             --       (70,050,914)(2)    11,613,029(8)       (58,437,885)
Small Cap Growth.........           --            --             --       (65,190,247)(2)    14,939,870(8)       (50,250,377)
Mini Cap Growth..........           --            --             --       (22,281,176)(4)    14,858,792(8)        (7,422,384)
Value....................      508,671            --        508,671        (1,225,469)(2)     3,915,808(8)         3,199,010
Small Cap Value..........    1,863,920        17,361      1,881,281                --         8,242,292(8)        10,123,573
Convertible..............          130            --            130       (37,786,267)(9)     4,272,925(8)       (33,513,212)
High Quality Bond........       16,392            --         16,392        (1,161,371)(12)     (506,268)(13)      (1,651,247)
High Yield Bond..........       42,014            --         42,014        (9,209,133)(9)     1,146,309(8)        (8,020,810)

(1) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

(2) On March 31, 2002, the Worldwide Growth, International Structured, Mid Cap Growth, Small Cap Growth and Value Funds had net capital loss carryforwards of approximately $49,438,282, $56,675, $64,135,964, $57,917,587 and
     $950,306, respectively, which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital and currency losses.
(3) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(4) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $22,281,176, which will expire on March 31, 2010. To the extent future capital gains are are offset by capital loss carryforwards, such gains will not be distributed.
(5) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(6) On March 31, 2002, the Pacific Rim and Latin America Funds had net capital loss carryforwards of approximately $2,489,981 and $1,150,089, respectively, which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(7) On March 31, 2002, the Fund had a net capital loss carryforward of approximately $18,056,713 which will expire on March 31, 2010.
(8) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(9) On March 31, 2002, the International Core Growth, International Small Cap Growth, Large Cap Growth, Convertible and High Yield Bond Funds had net capital loss carryforwards of approximately $86,960,382, $68,039,251, $80,713,009, $31,626,785 and $5,814,385, respectively, which will expire on
     March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(10) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward contracts marked-to-market and investments in passive foreign investment companies.
(11) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies.
(12) On March 31, 2002, the Fund had no net capital loss carryforward. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(13) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward currency contracts and future contracts marked-to-market.
(14) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $187,093,157 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.
(15) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $93,573,463 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses and post October capital losses.
(16) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $7,168,402 which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Global Technology Fund, International Small Cap Growth Fund and Emerging Countries Fund invest in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

CHANGE IN ACCOUNTING PRINCIPLE

  Effective April 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to April 1, 2001, the Convertible Fund and High Yield Bond Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in a $142,708 and $18,595 reduction in the cost of the securities and a corresponding $142,708 and $18,595 increase in net unrealized appreciation (depreciation) respectively, based on securities held by the Fund on April 1, 2001.

  The effect of this change for the year ended March 31, 2002 was to decrease net investment income by $389,617 and $89,936, increase net unrealized appreciation (depreciation) by $110,405 and $46,778, increase net realized gains and losses by $279,212 and $43,158, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries, Latin America, Mini Cap
 Growth...........................................  1.25%
Worldwide Growth, Global Technology, Global
 Healthcare, International Core Growth,
 International Small Cap Growth, Pacific Rim,
 Small Cap Growth, and Small Cap Value............  1.00%
International Structured..........................  0.85%
Global Select.....................................  0.80%
Large Cap Growth, Mid Cap Growth, Value, and
 Convertible......................................  0.75%
High Yield Bond...................................  0.60%
High Quality Bond.................................  0.45%

  The fees are reduced on Worldwide Growth, International Core Growth, International Small Cap Growth, International Structured Fund, Pacific Rim, Latin America, Large Cap Growth, Mid Cap Growth, Value, Convertible, High Quality Bond, and High Yield Bond Fund when the average net assets exceed
$500 million. For High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC ("the Subadviser"). The agreement states that the Subadviser will receive a fee paid by the Investment Adviser at an annualized rate of 0.25% of the Fund's daily net assets.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

2002. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining The Mauritius Subsidiary) when they fall below the limit.

                                                 EXPENSE LIMIT
                                          ----------------------------
                                                          UNRECOUPED
                                          INSTITUTIONAL   AMOUNTS AT
FUND                                          CLASS         3/31/02
----                                      -------------  -------------
Worldwide Growth........................        1.35%     $  391,766
Global Select...........................        1.20%        394,386
Global Technology.......................        1.40%         12,866
Global Health Care......................        1.40%             --
International Core Growth...............        1.40%             --
International Small Cap Growth..........        1.40%        617,064
International Structured................        1.25%        117,040
Emerging Countries......................        1.65%      1,348,290
Pacific Rim.............................        1.40%        628,407
Latin America...........................        1.65%        412,399
Large Cap Growth........................        1.00%        337,707
Mid Cap Growth..........................        1.00%      1,091,943
Small Cap Growth........................        1.25%      2,108,963
Mini Cap Growth.........................        1.56%        650,142
Value...................................        1.00%        479,806
Small Cap Value.........................        1.30%         58,294
Convertible.............................        1.00%        770,407
High Quality Bond.......................        0.45%      1,073,868
High Yield Bond.........................        0.75%        426,663

  On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the year ended March 31, 2002 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2002, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                NET
                                                                  GROSS         GROSS        UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                           PURCHASES     SALES      TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
FUND                       (IN 000'S)  (IN 000'S)  (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)
----                       ----------  ----------  ----------  ------------  ------------  --------------
Worldwide Growth.........   $234,395    $243,111    $ 73,294     $ 7,045          (929)       $ 6,116
Global Select............    144,803     119,230      37,202       4,108          (321)         3,787
Global Technology........    317,537     327,277      52,919       6,955        (2,940)         4,015
Global Health Care.......    410,111     407,510      90,818       7,003        (4,260)         2,743
International Core
   Growth................    520,870     489,197     212,922      17,877        (4,518)        13,359
International Small Cap
   Growth................    272,562     293,630     143,076      15,559        (5,427)        10,132
International
   Structured............      3,207       2,197         927          25           (35)           (10)
Emerging Countries.......    282,288     299,894      97,851      19,587        (1,815)        17,772
Pacific Rim..............     44,342      34,821      10,575       1,305          (197)         1,108
Latin America............     27,233      27,627       3,508         482            (3)           479
Large Cap Growth.........    234,229     218,622      87,956       8,720        (1,974)         6,746
Mid Cap Growth...........    179,841     163,117      99,853      15,712        (4,099)        11,613
Small Cap Growth.........    265,289     217,374     163,153      21,810        (6,870)        14,940
Mini Cap Growth..........    181,986     148,958      73,761      17,496        (2,637)        14,859
Value....................     57,664      65,510      46,904       5,546        (1,630)         3,916
Small Cap Value..........     84,583      37,653      50,832       9,317        (1,099)         8,218
Convertible..............    200,163     196,187     117,137       7,304        (3,394)         3,910
High Quality Bond........    236,420     234,519      50,316         448          (955)          (507)
High Yield Bond..........     95,588      62,741      69,149       2,485        (1,451)         1,034

  Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, the Convertible Fund had a redemption-in-kind valued at $42,846,324.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NOTE E -- FINANCIAL INSTRUMENTS

  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS
  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.
  At March 31, 2002, Worldwide Growth, Global Select, International Core Growth, International Small Cap Growth, Pacific Rim and High Quality Bond had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                               NET
                                                                            UNREALIZED
                                                               MARKET     APPRECIATION/
                                    LOCAL       SETTLEMENT     VALUE      (DEPRECIATION)
                                   CURRENCY        DATE         US$            US$
                                --------------  ----------  ------------  --------------
WORLDWIDE GROWTH
To Sell:
JPY...........................    (228,937,760)  05/22/02   $ (1,731,990)   $ (12,653)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (12,653)
                                                                            ---------
                                                                               NET
                                                                            UNREALIZED
                                                               MARKET     APPRECIATION/
                                    LOCAL       SETTLEMENT     VALUE      (DEPRECIATION)
                                   CURRENCY        DATE         US$            US$
                                --------------  ----------  ------------  --------------
GLOBAL SELECT
To Sell:
JPY...........................     (61,717,803)  05/22/02   $   (466,916)   $  (3,411)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $  (3,411)
                                                                            ---------
INTERNATIONAL CORE GROWTH
To Sell:
JPY...........................  (2,014,727,839)  05/22/02   $(15,242,086)   $(111,356)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $(111,356)
                                                                            ---------
INTERNATIONAL SMALL CAP GROWTH
To Sell:
JPY...........................  (1,380,330,449)  05/22/02   $(10,442,659)   $ (76,292)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (76,292)
                                                                            ---------
PACIFIC RIM
To Sell:
JPY...........................    (257,178,730)  05/22/02   $ (1,945,643)   $ (14,215)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (14,215)
                                                                            ---------
HIGH QUALITY BOND FUND
To Sell:
European Euro.................     (2,9100,000)  05/15/02   $ (2,534,144)   $  12,106
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $  12,106
                                                                            =========

OPTIONS

  Transactions in options written during the year ended March 31, 2002, were as follows:

                                            HIGH QUALITY BOND FUND
                                          --------------------------
                                          NUMBER OF     PREMIUMS
                                          CONTRACTS  PAID/(RECEIVED)
                                          ---------  ---------------
Options outstanding at March 31, 2001...  (650,000)      $(6,046)
Options expired.........................   650,000         6,046
                                          --------       -------
Options outstanding at March 31, 2002...        --       $    --
                                          ========       =======

FUTURES

  At March 31, 2002 High Quality Bond had outstanding short futures contracts as follows:

                                  MATURITY      OPEN       VALUE AT    UNREALIZED
                           UNITS    DATE        VALUE       3/31/02    GAIN (LOSS)
                           -----  ---------  -----------  -----------  -----------
United States Treasury
  Bonds..................    15    June-02   $(1,570,220) $(1,536,831)   $33,389
                                                                         -------
Total Futures........................................................    $33,389
                                                                         =======

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  At March 31, 2002, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts.

                                          PRINCIPAL  VALUE AT
                                           AMOUNT    3/31/02
                                          ---------  --------
United States Treasury Notes, 4.75%,
  01/31/2003............................   $75,000   $76,325
                                                     -------
Total collateral for futures contracts.............  $76,325
                                                     =======

NOTE F -- SUBSEQUENT EVENT

  On May 17, 2002, the board of trustees approved the termination of the Latin America Fund, Pacific Rim Fund and High Quality Bond Fund. The dates of termination will be determined by officers of the Trust in accordance with applicable law and regulations.

NOTE G -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                           FOREIGN
                                            SOURCE
FUND                                        INCOME    FTC TOTAL:
----                                      ----------  ----------
Worldwide Growth........................  $        0   $      0
Global Select...........................           0          0
Global Technology.......................           0          0
Global Health Care......................           0          0
International Core Growth...............   3,371,856    401,412
International Small Cap Growth..........   2,843,492    338,240
International Structured................      19,744      2,666
Emerging Countries......................   2,223,884    185,804
Pacific Rim.............................     197,979     16,523
Latin America...........................      95,191      5,898
Large Cap Growth........................           0          0
Mid Cap Growth..........................           0          0
Small Cap Growth........................           0          0
Mini Cap Growth.........................           0          0
Value...................................           0          0
Small Cap Value.........................           0          0
Convertible.............................           0          0
High Quality Bond.......................           0          0
High Yield Bond.........................           0          0

  The percentage of ordinary dividends paid by the Funds during the year ended March 31, 2002, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND                                                PERCENTAGE:
----                                                -----------
Worldwide Growth..................................       0.00%
Global Select.....................................       0.00
Global Technology.................................       0.00
Global Health Care................................       0.00
International Core Growth.........................       0.00
International Small Cap Growth....................       0.00
International Structured..........................       0.60
Emerging Countries................................       0.00
Pacific Rim.......................................       0.00
Latin America.....................................       0.00
Large Cap Growth..................................       0.00
Mid Cap Growth....................................       0.00
Small Cap Growth..................................       0.00
Mini Cap Growth...................................       0.00
Value.............................................     100.00
Small Cap Value...................................      24.35
Convertible.......................................      42.20
High Quality Bond.................................       0.43
High Yield Bond...................................       0.00

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND                                                AMOUNTS:
----                                                --------
Worldwide Growth..................................  $      0
Global Select.....................................         0
Global Technology.................................         0
Global Health Care................................         0
International Core Growth.........................         0
International Small Cap Growth....................         0
International Structured..........................         0
Emerging Countries................................         0
Pacific Rim.......................................         0
Latin America.....................................         0
Large Cap Growth..................................         0
Mid Cap Growth....................................         0
Small Cap Growth..................................         0
Mini Cap Growth...................................         0
Value.............................................   296,151
Small Cap Value...................................         0
Convertible.......................................         0
High Quality Bond.................................         0
High Yield Bond...................................         0

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NOTE H -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DISINTERESTED
 TRUSTEES:

WALTER E. AUCH (80)           Trustee           Since May 1999  Retired; prior thereto,            19     Trustee, Brinson
                                                                Chairman and CEO of                       Relationship Funds (since
                                                                Chicago Board of Options                  1994) and Brinson
                                                                Exchange (1979-1986).                     Supplementary Trust
                                                                                                          (since 1997); Director,
                                                                                                          Thompson Asset Management
                                                                                                          Corp (since 1987);
                                                                                                          Director, Smith Barney
                                                                                                          Trak Fund (since 1992)
                                                                                                          and Smith Barney Advisors
                                                                                                          (since 1992); Director,
                                                                                                          PIMCO Advisors L.P (since
                                                                                                          1994); Director, Banyon
                                                                                                          Realty Trust (since
                                                                                                          1988), Banyon Mortgage
                                                                                                          Investment Fund (since
                                                                                                          1989) and Banyon Land
                                                                                                          Fund II (since 1988);
                                                                                                          Director, Express America
                                                                                                          Holdings Corp (since
                                                                                                          1992); Director, Legend
                                                                                                          Properties, Inc. (since
                                                                                                          1987); Director, Senele
                                                                                                          Group (since 1988);
                                                                                                          Director, Fort Dearborn
                                                                                                          Income Securities, Inc.
                                                                                                          (1987-1995); Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999);
                                                                                                          Director, Geotek
                                                                                                          Industries, Inc.
                                                                                                          (1987-1998).

DARLENE DEREMER (46)          Trustee           Since May 1999  Managing Director,                 19     Founding Member and
                                                                NewRiver E-Business                       Director, National
                                                                Advisory Services                         Defined Contribution
                                                                Division; Prior to,                       Council (since 1997);
                                                                President and Founder,                    Trustee, Boston
                                                                DeRemer Associates, a                     Alzheimer's Association
                                                                strategic and marketing                   (since 1998); Director,
                                                                consulting firm for the                   King's Wood Montessori
                                                                financial services                        School (since 1995);
                                                                industry (since 1987);                    Editorial Board, National
                                                                Vice President and                        Association of Variable
                                                                Director, Asset                           Annuities since 1997);
                                                                Management Division,                      Director, Nicholas-
                                                                State Street Bank and                     Applegate Strategic
                                                                Trust Company, now                        Opportunities, Ltd.
                                                                referred to as State                      (1994-1997); Trustee,
                                                                Street Global Advisers,                   Nicholas-Applegate Mutual
                                                                (1982-1987); Vice                         Funds (1994-1999);
                                                                President, T. Rowe                        Director, Jurika &
                                                                Price & Associates                        Voyles Fund Group (since
                                                                (1979-1982); Member,                      1994-2000).
                                                                Boston Club (since 1998);
                                                                Member, Financial Women's
                                                                Association Advisory
                                                                Board (since 1995);
                                                                Founder, Mutual Fund Cafe
                                                                Website.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
GEORGE F. KEANE (72)          Trustee           Since May 1999  Consultant, Associated             19     Director, Bramwell Funds
                                                                Energy Managers (since                    (since 1994); Director,
                                                                1994); Prior to,                          Longview Oil & Gas
                                                                President Emeritus and                    (since 2000); Director,
                                                                founding Chief Executive                  Security Capital U.S.
                                                                Officer, The Common Fund                  Real Estate (since 1997);
                                                                (1971-1992); and                          Director, The Universal
                                                                Endowment Advisors                        Bond Fund (since 1997);
                                                                (1987-1992)                               Director, Universal
                                                                (organizations that                       Stainless & Alloy
                                                                provide investment                        Products Inc.
                                                                management programs for                   (1994-2000); Director,
                                                                colleges and                              United Water Services and
                                                                universities) ; Member,                   affiliated companies
                                                                Investment Advisory                       (1996-2000); Director,
                                                                Committee, New York State                 and former Chairman of
                                                                Common Retirement Fund                    the Board, Trigen Energy
                                                                (since 1982).                             Corporation (1994-2000);
                                                                                                          Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999).
INTERESTED TRUSTEES:

ARTHUR E. NICHOLAS            Trustee &         Since May 1999  Managing Chief Executive           19     Director, Chairman and
  (55)                        Chairman of the                   Officer,                                  President and Director,
                              Board                             Nicholas-Applegate                        Nicholas-Applegate Fund,
                                                                Capital Management,                       Inc. (Since 1987);
                                                                Nicholas-Applegate                        President and Director,
                                                                Holdings LLC and                          Nicholas-Applegate
                                                                Nicholas-Applegate                        Securities International
                                                                Securities LLC (Since May                 LDC (Since 1998); Trustee
                                                                1995).                                    and Chairman,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1993-1999);
                                                                                                          Director, Nicholas-
                                                                                                          Applegate Strategic
                                                                                                          Opportunities, Ltd.
                                                                                                          (1998-2001); and
                                                                                                          Nicholas-Applegate U.S.
                                                                                                          Growth Equity Fund
                                                                                                          (1998-2002).
OFFICERS:

E. BLAKE MOORE, JR.           President         Since May 2001  Managing General Counsel,          19     Director,
  (44)                                                          Nicholas-Applegate                        Nicholas-Applegate
                                                                Capital Management LLC,                   Southeast Asia Fund
                                                                Nicholas-Applegate                        (Since 2000).
                                                                Securities LLC,
                                                                Nicholas-Applegate
                                                                Holdings LLC and
                                                                Nicholas-Applegate
                                                                Securities International
                                                                LDC (Since 1995).

CHARLES H. FIELD, JR.         Secretary         Since May 2001  Deputy General Counsel,            19     Director,
  (46)                                                          Nicholas-Applegate                        Nicholas-Applegate U.S.
                                                                Capital Management (Since                 Growth Equity Fund (Since
                                                                1996).                                    1996); Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Southeast Asia Fund
                                                                                                          (Since 1999). Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Strategic Opportunities
                                                                                                          Fund, LLC (1996-2000);
                                                                                                          Director, Torrey Pines
                                                                                                          Fund, Ltd. (Since 1999).

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
C. WILLIAM MAHER (41)         Treasurer         Since May 1999  Managing Chief Financial           19     NA
                                                                Officer,
                                                                Nicholas-Applegate
                                                                Capital Management,
                                                                Nicholas-Applegate
                                                                Securities, (Since 1998);
                                                                Co-Managing Chief
                                                                Financial Officer
                                                                Nicholas-Applegate
                                                                Holdings LLC (Since
                                                                2001). Formerly Chief
                                                                Financial Officer,
                                                                Mitchell Hutchins Asset
                                                                Management, Inc.
                                                                (1990-1998).

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: Worldwide Growth Fund, Global Select Fund, Global Technology Fund, Global Health Care Fund, International Core Growth Fund, International Small Cap Growth Fund, International Structured Fund, Emerging Countries Fund, Pacific Rim Fund, Latin America Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mini Cap Growth Fund, Value Fund, Small Cap Value Fund, Convertible Fund, High Quality Bond Fund and High Yield Bond Fund (collectively the "Funds") as of March 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2002, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Los Angeles, California
May 1, 2002
except for Note F, as to which the date is May 17, 2002

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT
                        Charles H. Field, Jr., SECRETARY
                     Deborah A. Wussow, ASSISTANT SECRETARY
                          C. William Maher, TREASURER
                     Thomas Muscarella, ASSISTANT TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

[Nicholas Applegate Logo]

INSTITUTIONAL FUNDS


600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor









                                                                     ANN302INST

                                                     [Nicholas Applegate Logo]

                                                        INSTITUTIONAL FUNDS



                                Annual Report
                              Retirement Shares
                               MARCH 31, 2002

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

The twelve-month period ended March 31, 2002 was an eventful time in the global financial markets. During the year, investors weathered remarkable challenges. As the period drew to a close, the investment landscape brightened considerably.

  In this annual report, we review the performance of the financial markets and your investments during the fiscal year. We also share our insights on our outlook for the remainder of 2002 and beyond.

  The first half of the period was an extension of an already difficult 2001. Slowing global economic and earnings growth continued to depress stock prices worldwide. The devastating events of September 11 dealt another blow to weak economies and equity markets.

  Over the remainder of the fiscal year, market sentiment improved. Stocks rallied sharply in the weeks and months immediately following the terrorist attacks. Unprecedented global monetary easing from late 2000 through the end of 2001 began to stimulate economic growth. While there were setbacks, such as the collapse of Enron, markets finished the period on much firmer ground.

  While ending on a positive note, financial markets delivered mixed results for the full year. Equity returns in developed markets were lackluster -- international exchanges traded lower and broad US indices were essentially flat. On the plus side, US bond prices rose amid falling interest rates. Emerging markets and small-cap equities posted impressive results. These two asset classes have historically responded quite favorably to accommodative monetary policy. This most recent easing cycle was no exception.

  Similar to the markets, the performance of the Nicholas-Applegate Institutional Funds was varied this period. Many of the mutual funds outperformed their benchmarks, while several trailed. Investors' preference for securities with value characteristics proved especially difficult for funds in our growth-oriented investment strategies.

  We are disappointed in the results of the funds that underperformed, but we are encouraged by recent market dynamics. Investors are again rewarding companies that exceed earnings expectations, after not having done so for the past 18 months. Investors are also clearly punishing companies that miss estimates. This discriminating environment is conducive to the diligent security selection we do at Nicholas-Applegate. Through intensive, bottom-up research, we invest in companies poised to deliver positive earnings surprises and avoid those with less favorable prospects. We are also optimistic about growth-stock investing. As investors gain confidence in the sustainability of the economic and earnings recovery, growth stocks should benefit.

  The caliber of investment professionals at Nicholas-Applegate is another reason for optimism about the future. We are proud of the capable team we have built. In addition, during the period, we selectively added to our professional investments staff to strengthen coverage for the Nicholas-Applegate Institutional Funds.

  As we look forward, we believe one of the most trying times for investors is behind us. We expect continued recovery in economies worldwide to translate into strong earnings growth and asset price appreciation. We commend you for staying the course during a most difficult investment climate. We are confident your patience will be rewarded.

  On behalf of everyone at Nicholas-Applegate, we appreciate your support and thank you for your participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/s/ Arthur E. Nicholas

Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                PAGE
The Funds' Review and Outlook, Performance and Schedule of
 Investments
  Worldwide Growth..........................................      1
  Global Select.............................................      6
  International Core Growth.................................     11
  International Small Cap Growth............................     17
  Emerging Countries........................................     24
  Pacific Rim...............................................     30
  Latin America.............................................     35
  Large Cap Growth..........................................     39
  Mid Cap Growth............................................     42
  Small Cap Growth..........................................     46
  Value.....................................................     53
  High Quality Bond.........................................     57
  High Yield Bond...........................................     63
The Funds':
  Financial Highlights......................................     68
  Statement of Assets and Liabilities.......................     70
  Statement of Operations...................................     74
  Statement of Changes in Net Assets........................     76
  Notes to Financial Statements.............................     81
  Report of Independent Auditors............................     92

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor: Nicholas-Applegate Securities.

WORLDWIDE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer and Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; PEDRO V. MARCAL, JR., Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world, including the United States.

  MARKET OVERVIEW: Global equities posted mixed results during the 12 months ended March 31, 2002. During the period, the investment environment was characterized by:

  - Downturn in economic and earnings growth, led by the United States

  - Continued slowdown in technology spending

  - Accommodative global monetary policy, accelerated in the wake of the terrorist attacks

  In the US, broad-market indices were flat to slightly higher, masking underlying month-to-month volatility. Overseas, developed market equities drifted lower, led by weakness in Japan.

  In contrast, emerging markets registered double-digit gains. Markets in emerging countries generally respond positively to easy monetary policy and are most leveraged to an economic recovery. Small-cap stocks also tend to do well during easing cycles, and small caps outperformed large caps this period.

  On a sector level, technology and utilities were weak, while stocks of basic materials, consumer durables and energy companies trekked higher.

  PERFORMANCE: The Fund lost 11.7% from April 1, 2001 through March 31, 2002, and the MSCI All Country World Index Free fell 3.1%. During the five years ended March 31, 2002, the Fund gained 8.4%, annualized, versus its benchmark, up 5.2%.

  PORTFOLIO SPECIFICS: The main reasons the Fund lagged its benchmark this period were issue selection in the United States and the technology sector. Stock selection among financial services and producers/ manufacturing companies also detracted from results, but to a lesser degree.

  On the plus side, issue selection in the healthcare sector and Canada favorably impacted results. Top-performing holdings included Johnson & Johnson, IDEC Pharmaceuticals and WestJet Airline, a Canadian air carrier. KLA-Tencor, a supplier of process control and yield management solutions for the semiconductor industry, was another strong performer. The company is benefiting from the desire of chip manufacturers to run their fabrication facilities more efficiently.

  As a result of our bottom-up stock selection, at March 31, 2002, the Fund was overweight in the technology, transportation and consumer services sectors and underweight in financial services, utilities and healthcare.

  MARKET OUTLOOK: Our outlook for the global equity markets is positive. Interest rates are low. There is mounting evidence the global economy has started to recover. As economic activity accelerates, so should corporate profits, which we believe have bottomed.

  We are especially optimistic in our outlook for the Fund. We have recently observed an increase in stock-specific risk: investors are clearly rewarding companies that beat earnings estimates and punishing those that miss. A more discriminating environment is conducive to our focus on intensive fundamental research and individual security selection.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND RETIREMENT SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -11.65%           8.43%                  10.50%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WORLDWIDE GROWTH FUND  MSCI ALL COUNTRY
            RETIREMENT SHARES    WORLD FREE INDEX
4/19/93                 250,000           250,000
4/93                    252,968           261,350
5/93                    264,155           267,492
6/93                    263,470           265,753
7/93                    266,210           271,254
8/93                    284,018           284,112
9/93                    284,475           279,338
10/93                   285,388           287,607
11/93                   268,493           272,651
12/93                   286,073           287,402
1/94                    307,534           306,457
2/94                    306,849           302,013
3/94                    300,228           288,453
4/94                    306,393           296,298
5/94                    300,228           298,047
6/94                    295,205           296,586
7/94                    302,968           303,141
8/94                    315,297           313,933
9/94                    310,731           306,555
10/94                   312,329           314,403
11/94                   297,032           300,758
12/94                   294,625           301,810
1/95                    283,169           295,684
2/95                    290,730           298,848
3/95                    299,207           312,535
4/95                    310,891           323,911
5/95                    310,891           327,474
6/95                    316,618           327,540
7/95                    339,070           343,392
8/95                    338,154           335,872
9/95                    346,631           345,109
10/95                   334,946           339,345
11/95                   337,925           350,035
12/95                   339,841           360,571
1/96                    343,812           368,575
2/96                    350,819           370,123
3/96                    360,162           375,823
4/96                    383,285           384,993
5/96                    387,489           385,378
6/96                    385,153           387,498
7/96                    364,599           373,006
8/96                    373,008           377,594
9/96                    385,621           391,527
10/96                   385,854           393,093
11/96                   403,887           414,123
12/96                   402,740           408,119
1/97                    416,508           414,975
2/97                    412,206           420,619
3/97                    407,616           412,206
4/97                    417,656           425,438
5/97                    444,333           450,837
6/97                    468,715           473,920
7/97                    503,998           495,341
8/97                    476,174           460,568
9/97                    515,185           485,116
10/97                   473,305           456,252
11/97                   473,717           463,232
12/97                   474,948           469,301
1/98                    485,099           479,625
2/98                    518,321           512,432
3/98                    550,620           534,312
4/98                    570,307           539,335
5/98                    571,845           529,088
6/98                    588,763           538,611
7/98                    597,903           538,773
8/98                    500,112           463,291
9/98                    510,613           472,510
10/98                   538,178           515,650
11/98                   579,280           546,950
12/98                   655,344           572,329
1/99                    711,146           584,004
2/99                    692,545           569,346
3/99                    739,379           594,966
4/99                    771,931           620,669
5/99                    762,298           598,759
6/99                    816,107           628,578
7/99                    822,086           626,000
8/99                    823,747           625,249
9/99                    836,701           618,497
10/99                   888,517           649,792
11/99                 1,006,433           670,001
12/99                 1,223,995           725,812
1/00                  1,150,256           686,691
2/00                  1,308,031           689,026
3/00                  1,285,112           734,295
4/00                  1,171,514           701,325
5/00                  1,097,444           683,090
6/00                  1,192,772           706,247
7/00                  1,137,634           685,483
8/00                  1,237,281           706,802
9/00                  1,144,610           667,998
10/00                 1,043,634           654,906
11/00                   908,501           614,302
12/00                   914,633           624,560
1/01                    888,789           640,362
2/01                    772,707           586,507
3/01                    691,670           547,035
4/01                    760,004           586,860
5/01                    730,655           580,345
6/01                    698,240           562,587
7/01                    668,891           553,698
8/01                    615,450           528,228
9/01                    539,669           480,001
10/01                   550,620           490,177
11/01                   594,424           520,323
12/01                   608,441           525,214
1/02                    592,672           510,823
2/02                    581,283           507,094
03/31/02                611,070           530,014

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACW Free Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 92.8%
--------------------------------------------------------------
AUSTRALIA -- 0.9%
  Woolworths, Ltd...................     103,500   $   689,370
                                                   -----------
BRAZIL -- 1.4%
  Banco Bradesco S.A. -- ADR........       5,100       154,326
  Companhia Siderurgica Nacional
    S.A.............................  24,200,000       437,245
  Petroleo Brasileiro S.A. -- ADR...      17,800       471,166
                                                   -----------
                                                     1,062,737
                                                   -----------
CANADA -- 3.8%
  Fairmont Hotels &
    Resorts, Inc....................      28,900       817,870
  Molson, Inc. Cl. A................      21,000       459,646
  Suncor Energy, Inc................      25,100       904,632
  Westjet Airlines, Ltd.*...........      40,800       760,812
                                                   -----------
                                                     2,942,960
                                                   -----------
FINLAND -- 1.4%
  Nokia Corp. -- ADR................      18,700       387,838
  Nokia OYJ.........................       5,600       118,374
  Stora Enso OYJ R Shares...........      44,400       561,651
                                                   -----------
                                                     1,067,863
                                                   -----------
FRANCE -- 6.2%
  Axa...............................      30,500       688,354
  BNP Paribas S.A...................      16,400       828,396
  Business Objects S.A. -- ADR*.....       8,600       378,056
  European Aeronautic Defence &
    Space Co........................      55,800       786,668
  Havas Advertising S.A.............      67,100       604,698
  L'Oreal S.A.......................       5,200       384,467
  Television Francaise..............      19,700       612,863
  TotalFinaElf S.A..................       3,937       607,931
                                                   -----------
                                                     4,891,433
                                                   -----------
GERMANY -- 1.3%
  E.On AG...........................      13,900       704,542
  Munchener
    Ruckversicherung-Gesellschaft
    AG..............................       1,400       348,088
                                                   -----------
                                                     1,052,630
                                                   -----------
IRELAND -- 0.8%
  Bank of Ireland*..................      60,200       651,754
                                                   -----------
ITALY -- 2.5%
  ENI SpA...........................      39,300       575,993
  Luxottica Group SpA -- ADR........      22,300       432,174
  R.A.S. SpA........................      44,100       577,093
  UniCredito Italiano SpA...........      93,000       404,043
                                                   -----------
                                                     1,989,303
                                                   -----------
JAPAN -- 7.6%
  Eisai Co., Ltd....................      11,000       271,400
  Fanuc, Ltd........................      15,600       856,891
  Nissan Motor Co., Ltd.............     154,000     1,113,155
  Shin-Etsu Chemical Co., Ltd.......      26,600     1,125,937
  SMC Corp..........................       6,000       708,492
  Sony Corp.-Spon. -- ADR...........      15,000       775,500
                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------

JAPAN (CONTINUED)
  Takeda Chemical Industries,
    Ltd.............................      11,000   $   445,694
  Tokyo Electron, Ltd...............       9,400       653,216
                                                   -----------
                                                     5,950,285
                                                   -----------
LUXEMBOURG -- 1.5%
  Arcelor*..........................      87,100     1,192,981
                                                   -----------
MEXICO -- 0.6%
  America Movil S.A. -- Ser. L --
    ADR.............................      21,800       432,948
                                                   -----------
NETHERLANDS -- 2.2%
  ASM Lithography Holding N.V.*.....      19,600       497,252
  ASML Holding NV*..................      18,400       463,907
  DSM NV............................      18,700       766,752
                                                   -----------
                                                     1,727,911
                                                   -----------
NORWAY -- 0.6%
  Frontline, Ltd....................      43,700       499,757
                                                   -----------
RUSSIAN FEDERATION -- 0.2%
  Surgutneftegaz -- ADR.............      10,200       185,793
                                                   -----------
SINGAPORE -- 0.7%
  United Overseas Bank, Ltd.........      70,000       577,053
                                                   -----------
SOUTH KOREA -- 0.9%
  Kookmin Bank......................       1,405        58,764
  Samsung Electronics Co., Ltd......       2,290       616,960
                                                   -----------
                                                       675,724
                                                   -----------
SPAIN -- 1.0%
  Acciona S.A.......................      10,100       370,072
  Banco Bilbao Vizcaya Argentaria
    S.A.............................      32,801       390,603
                                                   -----------
                                                       760,675
                                                   -----------
SWITZERLAND -- 2.4%
  Alcan, Inc........................      11,900       471,597
  Converium Holding AG -- ADR*......      24,800       647,528
  Credit Suisse Group*..............      20,300       769,488
                                                   -----------
                                                     1,888,613
                                                   -----------
TAIWAN -- 1.2%
  Royal Caribbean Cruises, Ltd......      42,200       951,610
                                                   -----------
UNITED KINGDOM -- 6.4%
  BHP Billiton, Ltd.................      71,400       406,949
  BP Amoco PLC......................      91,600       815,240
  British Sky Broadcasting Group
    PLC*............................      33,700       399,267
  Centrica PLC......................     233,200       755,475
  Great Univeral Stores PLC.........      38,800       386,758
  Man Group PLC.....................      11,200       190,588
  Marks & Spencer Group PLC.........      38,047       208,724
  Royal Bank of Scotland Group
    PLC.............................      29,300       754,355
  Tesco PLC.........................      93,100       319,504
  WPP Group PLC.....................      69,300       791,439
                                                   -----------
                                                     5,028,299
                                                   -----------
UNITED STATES -- 49.2%
  American Express Co...............      34,400     1,409,024

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
UNITED STATES (CONTINUED)
  AmerisourceBergen Corp. Cl. A*....      12,300   $   840,090
  Amgen, Inc.*......................      22,000     1,312,960
  Anheuser Busch, Inc...............      30,300     1,581,660
  Anthem, Inc.*.....................      12,400       713,868
  Bank of America Corp..............      12,600       857,052
  BJ Services Co.*..................      13,400       461,898
  Brocade Communications
    Systems, Inc.*..................      41,100     1,109,700
  CDW Computer Centers, Inc.*.......      15,300       770,202
  Cendant Corp.*....................      78,000     1,497,600
  Cisco Systems, Inc.*..............      46,500       787,245
  Citigroup, Inc....................      15,600       772,512
  Clear Channel
    Communications, Inc.*...........      24,200     1,244,122
  Cummins, Inc......................      11,900       562,037
  Dell Computer Corp.*..............      30,900       806,799
  Delphi Corp.......................      43,800       700,362
  eBay, Inc.*.......................       7,200       407,808
  Fedex Corp.*......................      16,000       929,600
  General Electric Co...............      13,900       520,555
  Georgia-Pacific Corp..............      30,500       913,475
  Gilead Sciences, Inc.*............      17,000       611,830
  GlobalSantaFe Corp................      24,700       807,690
  Guidant Corp.*....................      18,000       779,760
  IDEC Pharmaceuticals Corp.*.......      18,800     1,208,840
  Intel Corp........................      24,000       729,840
  Johnson & Johnson.................       7,000       454,650
  KLA -- Tencor Corp.*..............      23,000     1,529,500
  Manpower, Inc.....................      15,200       590,976
  MGM Mirage, Inc.*.................      36,600     1,326,018
  Michaels Stores, Inc.*............      24,600       929,880
  Micron Technology, Inc.*..........      30,100       990,290
  Nabors Industries, Inc.*..........      22,800       963,300
  Neiman Marcus Group, Inc. Cl.
    A*..............................      11,100       382,395
  Nike, Inc. Cl. B..................      21,800     1,308,218
  Noble Drilling Corp.*.............      12,700       525,653
  Northrop Grunman Corp.............       6,600       746,130
  Smurfit-Stone Container Corp.*....      23,900       409,646
  Teradyne, Inc.*...................      40,100     1,581,143
  Travelers Property Casualty Corp.
    Cl. A*..........................      36,200       724,000
  Wachovia Corp.....................      20,600       763,848
  Wal-Mart Stores, Inc..............      22,900     1,403,541
  Walt Disney Co....................      16,600       383,128
  Weatherford
    International, Inc.*............      11,200       533,456
  Wyeth.............................       9,800       643,370
                                                   -----------
                                                    38,525,671
                                                   -----------
TOTAL COMMON STOCK
  (Cost: $66,343,036)...........................    72,745,370
                                                   -----------
                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 2.6%
--------------------------------------------------------------
INDIA -- 0.6%
  Merrill Lynch Infosys
    Technologies, Ltd. -- Wts
    10/11/02........................       6,000   $   459,480
                                                   -----------
MALAYSIA -- 0.9%
  Credit Suisse FB Taiwan
    Semiconductor Manufacturing Co.,
    Ltd -- Wts 01/26/04.............     477,000       720,270
                                                   -----------
TAIWAN -- 1.1%
  Credit Suisse FB United
    Microelectronics Corp. -- Wts
    01/26/04........................     310,000       840,100
                                                   -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $1,659,410)............................     2,019,850
                                                   -----------
--------------------------------------------------------------
PREFERRED STOCK -- 1.2%
--------------------------------------------------------------
BRAZIL -- 0.4%
  Banco Bradesco S.A................  45,300,000       274,841
                                                   -----------
SOUTH KOREA -- 0.8%
  Samsung Electronics Co., Ltd......       4,810       652,474
                                                   -----------
TOTAL PREFERRED STOCK
  (Cost: $894,448)..............................       927,315
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 4.7%
--------------------------------------------------------------
  JP Morgan Chase
    1.150%, 04/01/02
    (Cost: $3,717,692)..............  $3,717,692     3,717,692
                                                   -----------

TOTAL INVESTMENTS -- 101.3%
  (Cost: $72,614,586)..........................   79,410,227
LIABILITIES IN EXCESS OF OTHER ASSETS --
(1.3%).........................................   (1,035,280)
                                                 -----------
NET ASSETS -- 100.0%...........................  $78,374,947
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        1.8%
Aerospace/Defense...............        0.9
Aerospace/Defense --
  Equipment.....................        1.0
Airlines........................        1.0
Applications Software...........        0.6
Athletic Footwear...............        1.7
Audio/Video Products............        1.0
Auto/Truck Parts & Equipment --
  Replacement...................        0.9
Auto -- Cars/Light Trucks.......        1.4
Beverages -- Wine/Spirits.......        2.0
Brewery.........................        0.6
Broadcast Services/Program......        1.6
Building -- Heavy
  Construction..................        0.5
Cable TV........................        0.5
Casino Hotels...................        1.7
Cellular Telecommunications.....        0.6
Chemicals -- Diversified........        2.4
Commercial Banks Non-US.........        2.0
Computers.......................        1.0
Computers -- Integrated
  Systems.......................        1.4
Containers -- Paper/Plastic.....        0.5
Cosmetics & Toiletries..........        0.5
Cruise Lines....................        1.2
Diversified Financial
  Services......................        1.0
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        0.5
Diversified
  Operations/Commercial
  Services......................        1.9
E-Commerce/Services.............        0.5
Electric-Integrated.............        0.9
Electronic Components --
  Miscellaneous.................        1.1
Electronic Components --
  Semiconductors................        3.8
Engines -- Internal
  Combustion....................        0.7
Enterprise Software/Services....        0.5
Finance -- Credit Card..........        1.8
Finance -- Other Services.......        0.2
Food -- Retail..................        1.3
Gas -- Distribution.............        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Hotels & Motels.................        1.0%
Human Resources.................        0.7
Machinery -- Electrical.........        0.9
Medical Instruments.............        1.0
Medical Products................        0.6
Medical --
  Biomedical/Genetics...........        3.2
Medical -- Drugs................        1.7
Medical -- HMO..................        0.9
Medical -- Wholesale Drug
  Distributors..................        1.1
Metal -- Aluminum...............        0.6
Money Center Banks..............        4.2
Multi-line Insurance............        1.6
Multimedia......................        0.5
Networking Products.............        1.0
Oil Companies -- Integrated.....        4.5
Oil & Gas Drilling..............        2.9
Oil -- Field Services...........        1.3
Optical Supplies................        0.6
Paper & Related Products........        1.9
Property/Casualty Insurance.....        0.9
Reinsurance.....................        1.3
Retail -- Arts & Crafts.........        1.2
Retail -- Catalog Shopping......        0.5
Retail -- Computer Equipment....        1.0
Retail -- Discount..............        1.8
Retail -- Major Department
  Stores........................        0.3
Retail -- Regional Department
  Stores........................        0.5
Semiconductor Components --
  Integrated Circuits...........        2.0
Semiconductor Equipment.........        6.0
Steel -- Producers..............        1.5
Steel -- Specialty..............        0.6
Super -- Regional Banks-US......        2.1
Telecommunications Equipment....        0.6
Television......................        0.8
Therapeutics....................        0.8
Transport -- Marine.............        0.6
Transport -- Services...........        1.2
Time Deposit....................        4.7
Liabilities in excess of other
  assets........................       (1.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL SELECT FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer and Lead Portfolio Manager; PEDRO V. MARCAL, JR., Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

  MARKET OVERVIEW: During the fiscal year ended March 31, 2002, global equity markets posted mixed results.

  The investment climate was characterized by a slowdown in global GDP, led by the United States. As world economies weakened, so did corporate profit growth and stock prices. Technology and telecommunications companies suffered the brunt of the decline, as capital spending remained soft. Difficult economic and investment conditions were accentuated by the terrorist attacks.

  Monetary policy was highly accommodative as central banks worldwide lowered interest rates in an effort to stimulate growth. Near the end of the period, investors were encouraged by positive economic news emanating from around the globe.

  During the period, broad US indices were flat to slightly higher, concealing underlying month-to-month volatility. Overseas, stock prices in developed countries fell, led by weakness in Japan.

  On a positive note, emerging markets registered double-digit gains. Emerging market equities generally respond favorably to easy monetary policy and are most leveraged to an economic recovery. Small-cap stocks, which also tend to do well during easing cycles, outperformed large caps this period.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 6.1%, outperforming the MSCI All Country World Index Free, which was down 3.1%. On an annualized basis, the Fund rose 12.5% during the three years ended March 31, 2002, versus the MSCI All Country World Index Free, which fell 3.8%.

  PORTFOLIO SPECIFICS: The Fund's strong performance versus its benchmark this period was largely attributable to stock selection in the United States and Taiwan and among retail and technology companies.

  Examples of some of the Fund's best-performing holdings were US-based Ticketmaster, an online ticketing service and United Microelectronics, a global semiconductor manufacturer located in Taiwan.

  Based on our company-by-company analysis, at March 31, 2002, the Fund was underweight in financial services stocks and overweight in the transportation sector. The Fund was also overweight in consumer services as we expect select companies in the broadcasting, publishing and hotel industries to perform well as the economy recovers.

  MARKET OUTLOOK: We remain optimistic in our outlook for the global equity markets due to:

  - Ongoing benefits of low interest rates

  - Expectations economies will continue to improve

  - Likelihood that corporate earnings have bottomed and are poised for a rebound

  Recently, the market has become more sensitive to earnings reports, rewarding stocks that are beating expectations -- and punishing those that are not. This type of environment is especially conducive to our research-intensive, bottom-up investment process.

--------------------------------------------------------------------------------

GLOBAL SELECT FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND RETIREMENT SHARES WITH THE MSCI ALL COUNTRY WORLD FREE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
   6.14%                                   20.96%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         GLOBAL SELECT FUND  MSCI ALL COUNTRY
         RETIREMENT SHARES   WORLD FREE INDEX
9/30/97             250,000           250,000
10/97               235,000           235,125
11/97               236,200           238,722
12/97               247,000           241,850
01/98               255,800           247,170
02/98               275,000           264,077
03/98               296,200           275,353
04/98               310,400           277,941
05/98               311,200           272,660
06/98               325,800           277,568
07/98               334,000           277,651
08/98               277,000           238,753
09/98               286,800           243,504
10/98               298,200           265,736
11/98               319,687           281,866
12/98               361,061           294,944
01/99               397,187           300,961
02/99               377,610           293,407
03/99               413,333           306,610
04/99               428,469           319,856
05/99               414,745           308,565
06/99               463,385           323,932
07/99               473,678           322,603
08/99               491,842           322,216
09/99               507,786           318,736
10/99               557,636           334,864
11/99               652,092           345,279
12/99               828,075           374,040
01/00               772,143           353,880
02/00               903,653           355,083
03/00               870,639           378,412
04/00               805,975           361,421
05/00               766,140           352,024
06/00               816,070           363,958
07/00               792,060           353,257
08/00               854,814           364,244
09/00               789,332           344,247
10/00               724,941           337,499
11/00               659,497           316,575
12/00               702,601           321,861
01/01               693,118           330,004
02/01               596,133           302,251
03/01               554,322           281,910
04/01               615,099           302,433
05/01               601,737           299,076
06/01               594,840           289,924
07/01               578,030           285,343
08/01               533,201           272,217
09/01               472,855           247,364
10/01               489,235           252,608
11/01               536,218           268,143
12/01               559,495           270,664
01/02               553,891           263,248
02/02               552,167           261,326
3/31/02             588,375           273,138

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI ACW Free Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

GLOBAL SELECT FUND

                                        NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK -- 96.6%
---------------------------------------------------------------
BRAZIL -- 2.5%
  Banco Bradesco S.A. -- ADR........        2,900   $    87,754
  Companhia Siderurgica Nacional
    S.A.............................   26,500,000       478,802
  Petroleo Brasileiro S.A...........       18,300       484,401
                                                    -----------
                                                      1,050,957
                                                    -----------
CANADA -- 2.1%
  Cott Corp.*.......................       20,400       385,356
  Molson, Inc. Cl. A................       21,600       472,779
                                                    -----------
                                                        858,135
                                                    -----------
CHILE -- 1.0%
  Cia de Telecomunicaciones de
    Chile, S.A. -- ADR*.............       27,700       414,669
                                                    -----------
FRANCE -- 5.6%
  Axa...............................       14,600       329,507
  BNP Paribas S.A...................        4,100       207,099
  Business Objects S.A.- ADR*.......        9,200       404,432
  European Aeronautic Defence &
    Space Co........................       28,800       406,022
  Havas Advertising S.A.............       34,000       306,404
  Sanofi -- Synthelabo S.A..........        5,300       340,306
  Television Francaise (T.F.1)......       10,600       329,764
                                                    -----------
                                                      2,323,534
                                                    -----------
HONG KONG -- 2.3%
  Cathay Pacific Airways, Ltd.......      148,000       224,853
  China Merchants Holdings
    International Co., Ltd..........      592,000       466,784
  Fountain Set Holdings, Ltd........      982,000       248,026
                                                    -----------
                                                        939,663
                                                    -----------
JAPAN -- 4.4%
  Fuji Photo Film Co., Ltd. --
    ADR.............................       12,800       404,480
  Nissan Motor Co., Ltd.............       64,000       462,610
  SMC Corp..........................        3,000       354,246
  Sony Corp. S.A....................       11,800       610,060
                                                    -----------
                                                      1,831,396
                                                    -----------
KOREA -- 2.0%
  Kookmin Bank......................          564        23,590
  Samsung Electronics Co., Ltd. --
    GDR 144A........................        5,900       809,185
                                                    -----------
                                                        832,775
                                                    -----------
LUXEMBOURG -- 1.4%
  Arcelor*..........................       41,000       561,564
                                                    -----------
NETHERLANDS -- 2.7%
  ASML Holding NV*..................       16,600       418,525
  Chicago Bridge & Iron Co.-NV
    Shr.............................       11,100       329,892
  DSM NV............................        8,800       360,825
                                                    -----------
                                                      1,109,242
                                                    -----------
NORWAY -- 1.0%
  Frontline, Ltd....................       35,200       402,550
                                                    -----------
                                        NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------

RUSSIAN FEDERATION -- 0.3%
  Surgutneftegaz -- ADR.............        6,000   $   109,290
                                                    -----------
SINGAPORE -- 0.9%
  DBS Group Holdings, Ltd...........       47,000       377,254
                                                    -----------
SPAIN -- 1.0%
  Banco Bilbao Vizcaya Argentaria
    S.A.............................       33,476       398,641
                                                    -----------
SWITZERLAND -- 3.9%
  Alcan, Inc........................       10,700       424,041
  Converium Holding AG -- ADR*......       21,200       553,532
  Credit Suisse Group*..............       16,700       633,027
                                                    -----------
                                                      1,610,600
                                                    -----------
TAIWAN -- 3.6%
  Royal Caribbean Cruises, Ltd......       20,800       469,040
  Siliconware Precision Industries
    Co.*............................      530,000       529,977
  United Microelectronics Corp. --
    ADR*............................       45,900       488,835
                                                    -----------
                                                      1,487,852
                                                    -----------
THAILAND -- 0.4%
  Bangkok Bank Public Co.-Nvdr*.....      134,863       156,493
                                                    -----------
UNITED KINGDOM -- 5.1%
  British Airways PLC...............       86,800       301,592
  British Sky Broadcasting Group
    PLC*............................       19,900       235,769
  Egg PLC*..........................      112,800       258,610
  Great Univeral Stores PLC.........       30,300       302,030
  Royal Bank of Scotland Group
    PLC.............................       15,000       386,189
  WPP Group PLC.....................       53,800       614,422
                                                    -----------
                                                      2,098,612
                                                    -----------
UNITED STATES -- 56.4%
  Affiliated Computer
    Services, Inc. Cl. A*...........        5,600       314,328
  American Express Co...............       21,300       872,448
  AmerisourceBergen Corp. Cl. A*....        5,900       402,970
  Anthem, Inc.*.....................        6,400       368,448
  Apache Corp.......................        7,380       419,774
  Bank of America Corp..............        6,200       421,724
  Baxter International, Inc.........        7,400       440,448
  CACI International, Inc. Cl. A*...       11,900       417,809
  CDW Computer Centers, Inc.*.......        4,200       211,428
  Cendant Corp.*....................       38,800       744,960
  Cisco Systems, Inc.*..............       29,300       496,049
  Citigroup, Inc....................        8,300       411,016
  Compuware Corp.*..................       43,700       564,167
  CSX Corp..........................       10,000       381,100
  Cummins, Inc......................        6,600       311,718
  Dell Computer Corp.*..............       13,800       360,318
  Delphi Automotive Systems Corp....       26,200       418,938
  eBay, Inc.*.......................        6,400       362,496
  EMCOR Group, Inc.*................        8,100       469,800
  Fedex Corp.*......................        7,200       418,320
  Forest Laboratories, Inc. Cl.
    A.*.............................        4,900       400,330
  General Electric Co...............        7,400       277,130
  Gilead Sciences, Inc.*............       16,100       579,439
  GlobalSantaFe Corp................       20,300       663,810
  Guidant Corp.*....................        6,700       290,244
  Hispanic Broadcasting Corp.*......       17,100       497,952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
UNITED STATES (CONTINUED)
  Hot Topic, Inc.*..................       16,500   $   344,850
  IDEC Pharmaceuticals Corp.*.......        9,000       578,700
  Intel Corp........................       18,500       562,585
  Jones Apparel Group Inc.*.........       12,000       419,400
  KLA -Tencor Corp.*................       13,400       891,100
  Kraft Foods, Inc. Cl. A...........       15,300       591,345
  Manpower, Inc.....................       11,000       427,680
  MGM Mirage, Inc.*.................       11,200       405,776
  Nabors Industries, Inc.*..........       15,400       650,650
  Neiman Marcus Group, Inc. Cl.
    A*..............................       11,000       378,950
  Nike, Inc. Cl. B..................        4,800       288,048
  Northrop Grunman Corp.............        3,400       384,370
  RF Micro Devices, Inc.*...........       20,000       358,000
  Smith International, Inc.*........        6,000       406,500
  Smurfit-Stone Container Corp.*....       12,400       212,536
  Starwood Hotels & Resorts
    Worldwide, Inc..................        8,000       300,880
  Steiner Leisure, Ltd.*............       20,500       441,980
  Teradyne, Inc.*...................       18,300       721,569
  Ticketmaster Cl. B*...............       17,200       508,776
  Travelers Property Casualty Corp.
    Cl. A*..........................       22,300       446,000
  USA Networks, Inc.*...............       13,900       441,603
  Wachovia Corp.....................       11,600       430,128
  Wal-Mart Stores, Inc..............        6,800       416,772
  Walt Disney Co....................       11,900       274,652
  Weatherford
    International, Inc.*............        9,600       457,248
  Wyeth.............................        5,900       387,335
                                                    -----------
                                                     23,244,597
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $35,809,326)............................    39,807,824
                                                    -----------
                                        NUMBER
                                       OF SHARES       VALUE
---------------------------------------------------------------

PREFERRED STOCK -- 0.3%
---------------------------------------------------------------
BRAZIL -- 0.3%
  Banco Bradesco S.A.
    (Cost: $128,776)................   25,100,000   $   152,285
                                                    -----------
---------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 2.5%
---------------------------------------------------------------
TAIWAN -- 2.1%
  Credit Suisse FB Taiwan
    Semiconductor Manufacturing Co.,
    Ltd -- 01/26/04.................      278,000       419,780
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04........................      159,000       430,890
                                                    -----------
                                                        850,670
                                                    -----------
UNITED KINGDOM -- 0.4%
  UBS Unit Accton Technology
    Corp. -- 12/20/02...............       65,000       178,100
                                                    -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $877,226)...............................
                                                      1,028,770
                                                    -----------

TOTAL INVESTMENTS -- 99.4%
  (Cost: $36,815,328)..........................   40,988,879
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.6%...........................................      230,178
                                                 -----------
NET ASSETS -- 100.0%...........................  $41,219,057
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
GLOBAL SELECT FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        2.2%
Aerospace/Defense...............        0.9
Aerospace/Defense --
  Equipment.....................        1.0
Airlines........................        1.3
Apparel Manufacturers...........        1.0
Applications Software...........        1.4
Athletic Footwear...............        0.7
Audio/Video Products............        1.5
Auto/Truck Parts & Equipment --
  Replacement...................        1.0
Auto -- Cars/Light Trucks.......        1.1
Beverages -- non-Alcoholic......        0.9
Brewery.........................        1.2
Building -- Heavy
  Construction..................        0.8
Cable TV........................        1.6
Casino Hotels...................        1.0
Chemicals -- Diversified........        0.9
Coatings/Paint..................        1.1
Commercial Banks Non-US.........        1.0
Commercial Services.............        1.1
Computer Services...............        1.8
Computers.......................        0.9
Containers -- Paper/Plastic.....        0.5
Cruise Lines....................        1.1
Diversified Financial
  Services......................        1.0
Diversified Manufacturing
  Operations....................        0.7
Diversified
  Operations/Commercial
  Services......................        1.8
E-Commerce/Services.............        2.1
Electronic Components --
  Semiconductors................        3.3
Engineering/R&D Services........        1.1
Engines -- Internal
  Combustion....................        0.8
Enterprise Software/Services....        1.0
Finance -- Credit Card..........        2.1
Food --
  Miscellaneous/Diversified.....        1.4
Hotels & Motels.................        0.7
Human Resources.................        1.0
Internet Financial Services.....        0.6
Machinery -- Electrical.........        0.9
Medical Instruments.............        0.7
Medical Products................        1.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical --
  Biomedical/Genetics...........        1.4%
Medical -- Drugs................        2.7
Medical -- HMO..................        0.9
Medical -- Wholesale Drug
  Distributors..................        1.0
Metal -- Aluminum...............        1.0
Money Center Banks..............        4.9
Multi-line Insurance............        0.8
Multimedia......................        0.7
Networking Products.............        1.6
Oil Companies -- Exploration &
  Production....................        1.0
Oil Companies -- Integrated.....        1.5
Oil Field Machinery &
  Equipment.....................        1.0
Oil & Gas Drilling..............        3.2
Oil -- Field Services...........        1.1
Photo Equipment & Supplies......        1.0
Property/Casualty Insurance.....        1.1
Radio...........................        1.2
Reinsurance.....................        1.3
Retail -- Apparel/Shoe..........        0.8
Retail -- Catalog Shopping......        0.7
Retail -- Computer Equipment....        0.5
Retail -- Discount..............        1.0
Retail -- Regional Department
  Stores........................        0.9
Semiconductor Components --
  Integrated Circuits...........        3.3
Semiconductor Equipment.........        6.2
Steel -- Producers..............        1.4
Steel -- Specialty..............        1.2
Super-Regional Banks -- US......        2.1
Telephone -- Integrated.........        1.0
Television......................        0.8
Textile -- Products.............        0.6
Therapeutics....................        1.4
Transport -- Marine.............        1.0
Transport -- Rail...............        0.9
Transport -- Services...........        1.0
Wireless Equipment..............        0.9
Other assets in excess of
  liabilities...................        0.6
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US stock markets posted losses during the 12 months ended March 31, 2002. On the country level, declines were broadly based, with notable weakness in Japan. Sector returns were mixed: materials, consumer staples and energy rose, while telecommunications and technology fell sharply.

  Losses were concentrated in the first half of the fiscal year when a global economic slowdown depressed corporate profits and equity prices. Events of September 11 worsened an already weak environment but resulted in lower interest rates and increased liquidity due to efforts of major central banks. The market responded favorably to these conditions during the second half of the period, advancing amid growing evidence that monetary easing had sparked a pickup in global economic activity. For example, retail sales in the UK grew at their fastest pace in two years, and Japanese leading indicators hit their highest mark since August 2000.

  PERFORMANCE: The Fund declined 10.8% during the fiscal year ended March 31, 2002, while the MSCI EAFE Index shed 8.5%.

  PORTFOLIO SPECIFICS: The main reason the Fund underperformed this period was its growth style, since growth stocks were out of favor. Over longer periods of time, however, we anticipate growth stocks will perform quite well. Issue selection in the producers/manufacturing sector and Germany also hurt relative returns, as did being underweight Australia, a country that performed well.

  On the plus side, stock selection in Italy and the insurance and healthcare sectors helped returns, as did an underweight in Japan. Top-performing holdings included RAS, an insurance company based in Italy; Serono, a global biotech firm located in Switzerland; and Samsung Electronics, a South Korean-based electronics manufacturer.

  MARKET OUTLOOK: We are optimistic in our outlook for international equities. Economic data points to a global economic recovery. Corporate profits are improving, and there are signs investors are again rewarding stocks that beat earnings expectations. International equities are trading at an unusually wide discount versus US stocks. Positive themes such as deregulation and corporate restructuring are playing out across Europe and Japan.

  While the European Central Bank may begin raising interest rates later this year, increases should be gradual. We remain cautious on Japan since lack of meaningful progress on structural reform could limit the prospects for economic recovery.

  Over the remainder of 2002, we are confident our focus on investing in companies poised to outpace growth expectations will benefit the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/02                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -10.77%                                6.02%                          8.21%

[CHART]

          INTERNATIONAL CORE GROWTH
           FUND RETIREMENT SHARES    MSCI EAFE INDEX
12/27/96                    250,000          250,000
12/96                       252,400          249,475
1/97                        274,600          240,744
2/97                        277,200          244,682
3/97                        282,600          245,568
4/97                        286,600          246,871
5/97                        313,200          262,935
6/97                        331,200          277,436
7/97                        352,400          281,924
8/97                        334,000          260,869
9/97                        358,600          275,482
10/97                       328,800          254,307
11/97                       325,131          251,715
12/97                       329,722          253,910
1/98                        341,826          265,523
2/98                        365,199          282,560
3/98                        386,902          291,261
4/98                        398,171          293,566
5/98                        407,979          292,141
6/98                        412,779          294,353
7/98                        431,143          297,337
8/98                        369,373          260,500
9/98                        351,843          252,514
10/98                       358,312          278,836
11/98                       379,862          293,121
12/98                       400,734          304,685
1/99                        416,179          303,785
2/99                        399,064          296,545
3/99                        411,796          308,923
4/99                        426,823          321,440
5/99                        410,543          304,887
6/99                        442,894          316,773
7/99                        457,087          326,189
8/99                        464,183          327,380
9/99                        471,071          330,675
10/99                       501,961          343,061
11/99                       566,871          354,981
12/99                       676,523          386,841
1/00                        628,304          362,261
2/00                        704,494          372,013
3/00                        664,625          386,434
4/00                        609,727          366,099
5/00                        577,163          357,157
6/00                        608,057          371,125
7/00                        581,129          355,566
8/00                        604,299          358,652
9/00                        565,265          341,189
10/00                       529,362          333,129
11/00                       503,190          320,637
12/00                       519,379          332,033
1/01                        503,412          331,862
2/01                        461,054          306,983
3/01                        424,241          286,519
4/01                        453,736          306,430
5/01                        439,099          295,615
6/01                        421,136          283,526
7/01                        410,935          278,367
8/01                        393,859          271,324
9/01                        362,368          243,839
10/01                       361,924          250,081
11/01                       369,021          259,309
12/01                       373,234          260,839
1/02                        356,602          246,989
2/02                        358,819          248,718
3/31/02                     378,557          262,173

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
COMMON STOCK -- 95.4%
--------------------------------------------------------------
AUSTRALIA -- 2.6%
  Broken Hill Proprietary,
    Ltd..........................       233,500   $  1,420,656
  Commonwealth Bank of
    Australia....................        41,200        704,510
  National Australia Bank,
    Ltd..........................        66,600      1,214,553
  News Corporation, Ltd..........       128,100        896,975
  Woolworths, Ltd................       243,393      1,621,138
                                                  ------------
                                                     5,857,832
                                                  ------------
BELGIUM -- 1.3%
  Dexia..........................       118,800      1,794,028
  Interbrew......................        41,900      1,160,576
                                                  ------------
                                                     2,954,604
                                                  ------------
BERMUDA -- 0.5%
  Accenture, Ltd. Cl. A*.........        42,200      1,126,740
                                                  ------------
BRAZIL -- 1.0%
  Banco Bradesco -- ADR..........        15,900        481,134
  Petroleo Brasileiro S.A........        66,100      1,749,667
                                                  ------------
                                                     2,230,801
                                                  ------------
CANADA -- 4.7%
  Alberta Energy, Ltd............        14,700        640,464
  Loblaw Cos., Ltd...............        30,900      1,128,197
  Magna International Cl. A......           149         10,914
  Manulife Financial Corp........        65,700      1,803,465
  Pancanadian Energy Corp........        41,000      1,219,155
  Petro-Canada...................        46,700      1,201,894
  Suncor Energy, Inc.............        47,100      1,697,537
  Talisman Energy, Inc...........        68,400      2,855,016
                                                  ------------
                                                    10,556,642
                                                  ------------
CAYMAN ISLAND -- 0.8%
  Transocean Sedco
    Forex, Inc...................        53,700      1,784,451
                                                  ------------
FINLAND -- 2.2%
  Nokia Corp. -- ADR.............       134,500      2,789,530
  Stora Enso OYJ R Shares........       165,400      2,092,277
                                                  ------------
                                                     4,881,807
                                                  ------------
FRANCE -- 9.3%
  Axa S.A........................        56,400      1,272,891
  BNP Paribas S.A................        47,100      2,379,113
  Bouygues S.A...................        36,100      1,179,437
  Cap Gemini S.A.................        19,300      1,436,223
  Castorama Dubois
    Investissements S.C.A........        22,000      1,203,389
  European Aeronautic Defence &
    Space Co.....................        97,600      1,375,963
  L'Oreal S.A....................        16,300      1,205,155
  Sanofi -- Synthelabo S.A.......        26,900      1,727,212
  Societe Generale Cl. A.........        27,300      1,726,698
  Television Francaise...........        58,600      1,823,033
  TotalFinaElf S.A...............        18,807      2,904,079
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------

FRANCE (CONTINUED)
  Vivendi Universal S.A..........        36,900   $  1,435,100
  Wanadoo*.......................       220,100      1,276,901
                                                  ------------
                                                    20,945,194
                                                  ------------
GERMANY -- 3.8%
  Degussa AG.....................        39,800      1,276,016
  E.On AG........................        45,100      2,285,958
  Munchener Ruckversicherung-
    Gesellschaft AG..............         6,800      1,690,711
  SAP AG -- ADR..................        60,800      2,261,760
  Schering AG....................        18,900      1,104,720
                                                  ------------
                                                     8,619,165
                                                  ------------
GREECE -- 0.5%
  Hellenic Telecommunications
    Organization S.A.............        82,000      1,190,372
                                                  ------------
HONG KONG -- 1.0%
  CLP Holdings, Ltd..............       561,500      2,303,664
                                                  ------------
INDIA -- 0.7%
  Converium Holding AG*..........        30,800      1,574,979
                                                  ------------
IRELAND -- 2.2%
  Bank of Ireland*...............       314,600      3,406,012
  CRH PLC........................        88,100      1,552,541
                                                  ------------
                                                     4,958,553
                                                  ------------
ISRAEL -- 1.0%
  Check Point Software
    Technologies, Ltd.*..........        35,000      1,064,000
  Teva Pharmaceutical Industries,
    Ltd..........................        20,200      1,104,334
                                                  ------------
                                                     2,168,334
                                                  ------------
ITALY -- 5.4%
  ENI SpA........................       195,000      2,857,982
  Intesabci SpA..................       614,900      1,845,349
  Luxottica Group SpA -- ADR.....        77,900      1,509,702
  Mediaset SpA...................       195,300      1,678,240
  R.A.S. SpA.....................       194,200      2,541,301
  UniCredito Italiano SpA........       400,200      1,738,690
                                                  ------------
                                                    12,171,264
                                                  ------------
JAPAN -- 17.5%
  Asahi Glass Co., Ltd...........       204,000      1,299,098
  Bridgestone Corp...............       126,000      1,711,246
  Daiwa Securities
    Group, Inc...................       165,000        976,044
  Eisai Co., Ltd.................        44,000      1,085,600
  Fanuc, Ltd.....................        33,100      1,818,146
  Hoya Corp......................        29,400      2,056,347
  ITO-YOKADO Co., Ltd............        19,000        755,499
  Japan Air Lines Co., Ltd.......       527,000      1,431,471
  Keyence Corp...................        11,900      2,273,422
  Murata Manufacturing Co.,
    Ltd..........................        24,100      1,545,629
  Nippon Television Network
    Corp.........................         5,240      1,192,032
  Nissan Motor Co., Ltd..........       411,000      2,970,823

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
JAPAN (CONTINUED)
  NTT DoCoMo, Inc................           122   $    331,384
  NTT DoCoMo, Inc. W/I*..........           488      1,321,855
  OJI Paper Co. Ltd..............       172,000        815,000
  Ricoh Company, Ltd.............        63,000      1,166,975
  Rohm Co., Ltd..................        18,300      2,747,727
  Shin-Etsu Chemical Co., Ltd....        69,300      2,933,361
  SMC Corp.......................        28,900      3,412,570
  Sony Corp......................        74,900      3,893,771
  Takeda Chemical Industries,
    Ltd..........................        26,000      1,053,458
  Tokyo Electron, Ltd............        38,600      2,682,356
                                                  ------------
                                                    39,473,814
                                                  ------------
KOREA -- 1.6%
  Samsung Electronics -- GDR
    144A.........................         8,800      1,206,920
  Samsung Electronics Co.,
    Ltd..........................         4,310      1,161,178
  SK Telecom Co., Ltd. -- ADR....        52,000      1,279,200
                                                  ------------
                                                     3,647,298
                                                  ------------
LUXEMBOURG -- 1.1%
  Arcelor*.......................       185,400      2,539,364
                                                  ------------
MEXICO -- 0.9%
  America Movil S.A. -- Ser.
    L -- ADR.....................        57,700      1,145,922
  Cemex S.A de C.V. -- ADR.......        28,900        853,706
                                                  ------------
                                                     1,999,628
                                                  ------------
NETHERLANDS -- 3.6%
  ABN AMRO Holding NV............        77,000      1,462,395
  ASML Holding NV*...............       103,900      2,619,564
  DSM NV.........................        44,400      1,820,524
  Koninklijke KPN N.V............       113,200        579,696
  Philips Electronics NV*........        57,300      1,748,099
                                                  ------------
                                                     8,230,278
                                                  ------------
NORWAY -- 0.6%
  Telenor ASA....................       355,800      1,466,436
                                                  ------------
PORTUGAL -- 0.6%
  Portugal Telecom SGPS S.A.*....       185,100      1,377,435
                                                  ------------
RUSSIAN FEDERATION -- 0.5%
  Lukoil Oil Co. -- ADR..........        18,600      1,095,075
                                                  ------------
SINGAPORE -- 1.5%
  Singapore Press Holdings,
    Ltd..........................       116,000      1,547,631
  United Overseas Bank, Ltd......       210,000      1,731,160
                                                  ------------
                                                     3,278,791
                                                  ------------
SPAIN -- 2.0%
  Banco Bilbao Vizcaya Argentaria
    S.A..........................       153,907      1,832,765
  Banco Popular Espanol S.A......        53,500      2,016,291
  Inditex*.......................        38,000        714,408
                                                  ------------
                                                     4,563,464
                                                  ------------
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------

SWEDEN -- 1.3%
  Atlas Copco AB -- A Shares.....        59,300   $  1,394,021
  Skandinaviska Enskilda Banken
    AB -- Ser. A.................       148,500      1,476,656
                                                  ------------
                                                     2,870,677
                                                  ------------
SWITZERLAND -- 6.7%
  Alcan, Inc.....................        36,900      1,462,347
  Nestle SA Reg Shares...........        10,100      2,246,046
  Novartis AG....................        73,446      2,888,841
  Roche Holding AG-Genusschein...        23,325      1,813,381
  Serono S.A. -- ADR.............        66,800      1,496,320
  STMicroelectronics N.V.........        37,700      1,261,312
  Swisscom AG....................         4,500      1,359,258
  Syngenta AG*...................        19,600      1,197,467
  UBS AG.........................        30,700      1,511,452
                                                  ------------
                                                    15,236,424
                                                  ------------
TAIWAN -- 1.2%
  Taiwan Semiconductor
    Manufacturing Co. Ltd. --
    ADR*.........................       128,100      2,658,075
                                                  ------------
TURKEY -- 0.3%
  Turkiye Is Bnkasi A.S. -- Ser.
    C............................   139,471,000        771,364
                                                  ------------
UNITED KINGDOM -- 17.9%
  Anglo American PLC.............        68,600      1,142,931
  Hanson PLC.....................       205,900      1,553,968
  AstraZeneca PLC................        22,000      1,092,407
  BAA PLC........................        97,400        883,504
  BG Group PLC...................       547,600      2,374,437
  BHP Billiton, Ltd..............       293,800      1,674,531
  BP Amoco PLC...................       329,200      2,929,880
  British Airways PLC............       649,400      2,256,379
  British American Tobacco PLC...       128,500      1,235,142
  British Sky Broadcasting Group
    PLC*.........................       156,800      1,857,716
  Centrica PLC...................       693,900      2,247,958
  Corus Group PLC*...............     1,047,100      1,282,321
  Diageo PLC.....................       134,700      1,760,842
  Granada PLC....................       603,900      1,178,136
  Great Univeral Stores PLC......       254,700      2,538,850
  Lloyds TSB Group PLC...........       188,800      1,938,417
  Man Group PLC..................        63,900      1,087,374
  Marks & Spencer Group PLC......       291,104      1,596,985
  Powergen PLC...................       189,800      2,081,119
  Rentokil Initial PLC...........       204,100        822,507
  Royal Bank of Scotland Group
    PLC..........................       101,000      2,600,338
  Tesco PLC......................       313,400      1,075,539
  Vodafone Group PLC.............       963,300      1,779,832
  WPP Group PLC..................       133,500      1,524,634
                                                  ------------
                                                    40,515,747
                                                  ------------
UNITED STATES -- 1.1%
  GlobalSantaFe Corp.............        79,200      2,589,841
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $201,153,941).........................    215,638,113
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
PREFERRED STOCK -- 1.0%
--------------------------------------------------------------
BRAZIL -- 1.0%
  Banco Bradesco S.A.............   264,300,000   $  1,603,541
  Tele Norte Leste Participacoes
    S.A. (Telemar) -- ADR........        58,800        738,528
                                                  ------------
                                                     2,342,069
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $2,276,757)...........................      2,342,069
                                                  ------------
--------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.4%
--------------------------------------------------------------
INDIA -- 0.4%
  Merrill Lynch Infosys
    Technologies, Ltd. --
    10/11/02
    (Cost: $766,194).............        12,600        964,908
                                                  ------------

                                    PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 3.3%
--------------------------------------------------------------
  JP Morgan Chase & Co.
    1.150%, 04/01/02
    (Cost: $7,336,079)...........  $  7,336,079   $  7,336,079
                                                  ------------

TOTAL INVESTMENTS -- 100.1%
  (Cost: $211,532,971)........................   226,281,169
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1%)........................................      (162,763)
                                                ------------
NET ASSETS -- 100.0%..........................  $226,118,406
                                                ------------
                                                ------------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        0.7%
Aerospace/Defense --
  Equipment.....................        0.6
Airlines........................        1.6
Airport
  Development/Maintenance.......        0.4
Applications Software...........        0.4
Audio/Video Products............        1.7
Auto/Truck Parts & Equipment --
  Original......................        0.0
Auto-Cars/Light Trucks..........        1.3
Beverages -- Wine/Spirits.......        0.8
Brewery.........................        0.5
Building Products -- Cement/
  Aggregate.....................        1.1
Building Products -- Doors &
  Windows.......................        0.6
Building & Construction
  Products -- Miscellaneous.....        0.7
Building & Construction --
  Miscellaneous.................        0.5
Cable TV........................        0.8
Cellular Telecommunications.....        2.0
Chemicals -- Diversified........        2.1
Chemicals -- Specialty..........        1.1
Commercial Banks Non-US.........        7.4
Computer Services...............        0.6
Consulting Services.............        0.5
Cosmetics & Toiletries..........        0.5
Diversified Minerals............        1.9
Diversified
  Operations/Commercial
  Services......................        1.0
Electric -- Generation..........        0.9
Electric -- Integrated..........        2.0
Electronic Components --
  Miscellaneous.................        2.3
Electronic Components --
  Semiconductors................        2.8
Electronic Measure
  Instruments...................        1.0
Enterprise Software/Services....        1.0
Finance -- Investment
  Bankers/Brokers...............        0.4
Finance -- Other Services.......        0.5
Food --
  Miscellaneous/Diversified.....        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Food -- Retail..................        1.7%
Gas -- Distribution.............        1.0
Internet Security...............        0.5
Life/Health Insurance...........        0.8
Machinery -- Construction &
  Mining........................        0.6
Machinery -- Electrical.........        1.5
Medical -- Drugs................        5.9
Metal -- Aluminum...............        0.7
Money Center Banks..............        6.0
Multi-line Insurance............        1.7
Multimedia......................        0.4
Office Automation & Equipment...        0.5
Oil Companies -- Exploration &
  Production....................        1.6
Oil Companies -- Integrated.....        8.0
Oil & Gas Drilling..............        1.9
Optical Supplies................        1.6
Paper & Related Products........        1.3
Publishing -- Newspapers........        0.7
Reinsurance.....................        1.5
Retail -- Apparel/Shoe..........        0.3
Retail -- Building Products.....        0.5
Retail -- Catalog Shopping......        1.1
Retail -- Major Department
  Stores........................        0.7
Retail --
  Miscellaneous/Diversified.....        0.3
Rubber -- Tires.................        0.8
Semiconductor Components --
  Integrated Circuits...........        1.2
Semiconductor Equipment.........        2.3
Special Purpose Banks...........        0.8
Steel -- Producers..............        1.7
Telecommunications Equipment....        1.2
Telecommunications Services.....        1.2
Telephone -- Integrated.........        2.3
Television......................        2.6
Tobacco.........................        0.6
Web Portals/ISP.................        0.6
Time Deposit....................        3.3
Liabilities in excess of other
  assets........................       (0.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly traded companies, as measured by the market capitalization in each country.

  MARKET OVERVIEW: International small-cap equities posted a modest decline during the 12 months ended March 31, 2002. Losses were concentrated during the first half of the period when markets drifted lower amid slowing global economic and profit growth. Events of September 11 worsened already soft economic and stock market conditions.

  Later in the period, economies around the globe showed signs of improvement. Unprecedented monetary easing on behalf of central banks worldwide -- accelerated after the terrorist attacks -- had started taking effect. As the economic outlook brightened, investors bid stock prices up. While declining this period, international small-cap stocks outperformed their larger-cap brethren. Historically, small-cap stocks have responded positively to interest-rate cuts, and the most recent easing cycle was no exception.

  PERFORMANCE: During the fiscal year ended March 31, 2002, the Fund lost 6.9% versus the Salomon EPAC/EMI Index, which slipped 0.9%. On an annualized basis, the Fund gained 12.2% during the three years ended March 31, 2002, outperforming its benchmark, down 1.5%.

  PORTFOLIO SPECIFICS: Within the universe of international small-cap equities, value stocks outperformed growth names by a wide margin this period. This hurt the Fund's performance since the Fund invests in growth companies and the benchmark includes a mix of growth and value stocks. Stock selection in the United Kingdom and the producers/manufacturing and healthcare sectors also detracted from results.

  On a positive note, issue selection in Sweden and Ireland boosted relative returns. As a result of our bottom-up stock selection, we were underweight in Japan and overweight in energy stocks. This also helped performance since Japan lagged the broad market and energy outperformed.

  MARKET OUTLOOK: Our outlook for international small-cap investing remains positive. We expect economic news to remain upbeat, indicative of a synchronized recovery in global GDP growth. As economic activity accelerates, so should corporate profitability. We are already starting to see upward revisions to earnings estimates.

  The European Central Bank may raise interest rates later in 2002, but increases should be gradual. We are more cautious on developments in Japan where slow progress on structural reforms is likely to undermine economic recovery.

  Through consistent application of our proven investment process, we are confident we will continue to identify small-cap companies with exceptional growth prospects for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SMALL CAP GROWTH FUND RETIREMENT SHARES WITH THE SALOMON EPAC EX US EMI WORLD INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
  1 YEAR              5 YEARS             10 YEARS
  -6.85%            17.97%                 14.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL SMALL CAP      SALOMON EPAC EX
          GROWTH FUND RETIREMENT SHARES          US
                                          EMI WORLD INDEX
7-Jun-90                        250,000             250,000
6/90                            253,508             253,375
7/90                            262,592             266,316
8/90                            231,248             232,112
9/90                            197,794             197,161
10/90                           227,469             232,150
11/90                           209,211             209,952
12/90                           206,310             207,484
1/91                            209,432             204,940
2/91                            232,917             234,300
3/91                            224,307             225,361
4/91                            226,378             229,176
5/91                            225,593             224,707
6/91                            212,832             212,477
7/91                            220,948             217,806
8/91                            214,702             208,643
9/91                            230,018             225,305
10/91                           231,797             226,708
11/91                           220,956             212,776
12/91                           230,619             220,855
1/92                            228,690             217,526
2/92                            222,706             213,374
3/92                            209,707             198,620
4/92                            211,266             200,527
5/92                            225,491             216,535
6/92                            218,712             207,521
7/92                            209,577             194,374
8/92                            215,075             202,491
9/92                            210,436             196,432
10/92                           199,500             183,977
11/92                           199,946             184,706
12/92                           202,112             187,006
1/93                            202,685             188,708
2/93                            206,968             194,992
3/93                            223,098             214,983
4/93                            245,660             235,310
5/93                            258,885             247,896
6/93                            252,215             237,292
7/93                            256,612             245,128
8/93                            272,864             257,882
9/93                            263,732             252,664
10/93                           260,312             251,075
11/93                           238,402             229,401
12/93                           254,717             244,417
1/94                            280,393             269,570
2/94                            279,781             272,057
3/94                            274,076             267,700
4/94                            283,857             276,190
5/94                            279,985             272,020
6/94                            284,876             278,621
7/94                            287,728             281,650
8/94                            294,453             284,549
9/94                            288,340             275,834
10/94                           294,453             281,202
11/94                           279,985             263,978
12/94                           276,653             267,513
1/95                            265,298             258,948
2/95                            259,724             254,740
3/95                            270,253             265,549
4/95                            281,195             273,516
5/95                            277,892             268,279
6/95                            274,382             264,726
7/95                            292,344             280,435
8/95                            289,247             273,179
9/95                            293,376             275,273
10/95                           282,641             267,438
11/95                           285,944             269,925
12/95                           293,257             280,379
1/96                            297,214             285,297
2/96                            300,963             289,579
3/96                            313,460             296,312
4/96                            327,206             312,039
5/96                            330,331             309,346
6/96                            333,246             309,926
7/96                            319,500             298,238
8/96                            322,624             300,482
9/96                            329,914             301,978
10/96                           330,955             299,659
11/96                           346,856             304,054
12/96                           346,856             298,537
1/97                            356,599             290,589
2/97                            361,268             295,919
3/97                            361,481             292,628
4/97                            359,358             288,270
5/97                            383,980             306,466
6/97                            409,452             313,722
7/97                            425,796             307,607
8/97                            408,178             293,787
9/97                            437,258             297,639
10/97                           406,268             285,952
11/97                           398,120             274,544
12/97                           395,704             267,849
1/98                            405,100             280,379
2/98                            446,979             301,155
3/98                            495,301             315,330
4/98                            521,878             317,855
5/98                            534,764             325,204
6/98                            536,107             316,022
7/98                            547,289             315,274
8/98                            460,817             278,284
9/98                            454,523             269,869
10/98                           472,584             289,168
11/98                           505,474             298,687
12/98                           539,504             305,718
1/99                            582,111             304,521
2/99                            571,044             298,892
3/99                            584,324             309,589
4/99                            619,184             325,485
5/99                            595,114             316,770
6/99                            660,961             327,486
7/99                            717,955             340,109
8/99                            764,712             345,345
9/99                            787,399             344,223
10/99                           841,073             341,362
11/99                         1,033,636             353,349
12/99                         1,230,678             375,827
1/00                          1,269,363             366,121
2/00                          1,604,446             379,193
3/00                          1,424,659             382,466
4/00                          1,278,826             358,379
5/00                          1,196,725             352,320
6/00                          1,290,515             375,154
7/00                          1,254,056             361,970
8/00                          1,315,006             371,582
9/00                          1,233,183             353,106
10/00                         1,138,002             333,956
11/00                         1,028,242             321,558
12/00                         1,081,308             334,180
1/01                          1,059,500             337,210
2/01                            992,259             324,565
3/01                            886,127             298,502
4/01                            939,920             319,188
5/01                            933,378             317,656
6/01                            886,854             305,839
7/01                            864,683             297,826
8/01                            831,244             297,618
9/01                            745,830             259,076
10/01                           773,453             269,983
11/01                           788,355             279,757
12/01                           799,259             279,393
1/02                            777,815             272,325
2/02                            783,267             277,662
3/31/02                         825,428             295,738

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Salomon EPAC ex US EMI World Index for the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.
The Salomon EPAC ex-US EMI is a market capitalization weighted index measuring capital appreciation. It is an unmanaged world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation.
The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK -- 90.5%
---------------------------------------------------------------
AUSTRALIA -- 1.3%
  Boral, Ltd.......................      287,958   $    608,585
  CSL, Ltd.........................       26,305        580,091
  John Fairfax Holdings, Ltd.......      312,100        659,608
                                                   ------------
                                                      1,848,284
                                                   ------------
BRAZIL -- 0.4%
  Companhia Siderurgica Nacional
    S.A............................   32,500,000        587,210
                                                   ------------
CANADA -- 8.7%
  Abitibi-Consolidated, Inc........      165,300      1,476,448
  Ballard Power Systems, Inc.*.....       47,800      1,470,328
  CAE, Inc.........................       79,900        586,955
  Dofasco, Inc.....................       63,500      1,124,803
  Finning International, Inc.......       42,500        685,956
  Global Thermoelectric, Inc.*.....       58,100        262,932
  Industrial Alliance Life
    Insurance Co...................       36,600      1,048,402
  Kingsway Financial
    Services, Inc.*................       59,500        642,600
  Molson, Inc. Cl. A...............       60,600      1,326,408
  Precision Drilling Corp.*........       21,900        699,924
  Teck Corp. Cl. B.................       88,020        824,808
  Tesco Corp.*.....................       90,900      1,130,980
  Turbo Genset, Inc.*..............      169,100        184,211
  WestJet Airlines, Ltd.*..........       57,700      1,075,952
                                                   ------------
                                                     12,540,707
                                                   ------------
DENMARK -- 1.8%
  Coloplast AS Ser. B..............       12,000        774,548
  Danisco AS.......................       20,600        652,733
  Vestas Wind Systems AS...........       37,700      1,194,564
                                                   ------------
                                                      2,621,845
                                                   ------------
FINLAND -- 1.8%
  Perlos OYJ.......................       65,400        564,844
  Sampo-Leonia Insurance Cl. A.....      147,100      1,257,634
  Tietoenator OYJ..................       32,500        822,237
                                                   ------------
                                                      2,644,715
                                                   ------------
FRANCE -- 10.7%
  Altran Technologies S.A..........       17,000        972,900
  Bouygues Offshore S.A............       31,400      1,287,488
  Business Objects S.A.*...........       35,400      1,536,427
  CNP Assurances...................       33,400      1,121,528
  Technip-Coflexie S.A.............       14,405      1,981,804
  Essilor International............       22,600        809,352
  Groupe Air France................       53,800        938,702
  Havas Advertising................      102,400        922,818
  Infogrames Entertainment S.A.*...       37,590        402,704
  JC Decaux S.A.*..................       47,200        547,658
  Metropole Television M6..........       15,000        424,510
  Pechiney S.A. Cl. A..............       13,000        692,947
  Publicis Groupe..................       30,100      1,020,434
  Rexel S.A........................       18,200      1,166,216
  S.O.I.T.E.C.*....................       20,200        423,116
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

FRANCE (CONTINUED)
  UBI Soft Entertainment S.A.*.....       13,200   $    391,303
  Vinci S.A........................       13,500        874,472
                                                   ------------
                                                     15,514,379
                                                   ------------
GERMANY -- 1.2%
  Celanese AG......................       21,400        434,996
  Deutsche Boerse AG...............       16,200        665,659
  Epcos AG*........................       12,400        568,473
                                                   ------------
                                                      1,669,128
                                                   ------------
GREECE -- 0.7%
  Coca-Cola Hellenic Bottling Co.
    S.A............................       71,100        955,226
                                                   ------------
HONG KONG -- 1.1%
  Cathay Pacific Airways, Ltd......    1,018,000      1,546,626
  China Overseas Land & Investment,
    Ltd............................       90,000         10,616
                                                   ------------
                                                      1,557,242
                                                   ------------
INDIA -- 1.4%
  Converium Holding AG*............       25,000      1,278,392
  Satyam Computer Services --
    ADR............................       64,200        802,500
                                                   ------------
                                                      2,080,892
                                                   ------------
IRELAND -- 2.6%
  Anglo Irish Bank Corporation
    PLC............................      449,400      2,113,185
  Irish Life & Permanent PLC.......      134,300      1,663,816
                                                   ------------
                                                      3,777,001
                                                   ------------
ITALY -- 2.7%
  Banca Popolare Di Verona.........       86,200        986,636
  Italcementi SpA..................       96,000        862,629
  RecPLCati SpA....................       19,300        454,439
  Saipem SpA.......................      260,300      1,600,954
                                                   ------------
                                                      3,904,658
                                                   ------------
JAPAN -- 18.3%
  All Nippon Airways Co., Ltd......      381,000      1,029,147
  Amada Co., Ltd...................      189,000        969,706
  Disco Corp.......................       21,600      1,284,249
  Funai Electric Co., Ltd..........       13,500      1,289,546
  Hitachi Chemical Co., Ltd........      121,200      1,325,989
  JSR Corp.........................      167,000      1,147,901
  Komatsu, Ltd.....................      449,000      1,605,810
  Kyorin Pharmaceutical Co.,
    Ltd............................       50,000      1,211,001
  Mazda Motor Corp.................      586,000      1,432,557
  Mitsumi Electric Co., Ltd........       77,800      1,244,471
  Nidec Corp.......................       31,200      1,996,273
  Nitto Denko Corp.................       43,900      1,281,873
  NTN Corp.........................      332,000        784,065
  Onward Kashiyama Co., Ltd........       54,000        515,411
  Ryohin Keikaku Co., Ltd..........       40,100        821,455
  Shimamura Co., Ltd...............       15,400      1,002,769
  Taiyo Yuden Co., Ltd.............       43,000        710,529
  THK Co., Ltd.....................       63,600      1,209,281
  Tokyo Broadcasting
    System, Inc....................       35,000        661,523
  Tokyo Seimitsu Co., Ltd..........       21,600        800,211
  Trend Micro, Inc.................       27,000        704,870

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
JAPAN (CONTINUED)
  Union Tool Co....................       17,700   $    822,666
  Ushio, Inc.......................       74,000        922,941
  Yahoo Japan Corp.................           34        813,219
  Yaskawa Electric Corp............      165,000        794,281
                                                   ------------
                                                     26,381,744
                                                   ------------
LUXEMBOURG -- 0.4%
  Thiel Logistik AG*...............       40,800        583,740
                                                   ------------
NETHERLANDS -- 2.3%
  ASM International NV*............       45,800      1,186,691
  Euronext*........................       27,800        528,709
  Getronics NV.....................      312,400      1,038,369
  IHC Caland NV....................       12,600        637,000
                                                   ------------
                                                      3,390,769
                                                   ------------
NORWAY -- 3.9%
  Frontline, Ltd...................       79,300        906,881
  Gjensidige NOR Sparebank ASA.....       60,200      2,031,274
  Tandberg ASA*....................      131,600      1,668,897
  TGS Nopec Geophysical Co. ASA*...       58,500      1,033,323
                                                   ------------
                                                      5,640,375
                                                   ------------
PORTUGAL -- 0.6%
  Brisa-AutoEstradas de Portugal
    S.A............................      196,200        914,020
                                                   ------------
SOUTH KOREA -- 1.1%
  Good Morning Securities Co.,
    Ltd.*..........................      164,890        802,735
  SK Corp..........................       54,340        771,927
                                                   ------------
                                                      1,574,662
                                                   ------------
SPAIN -- 4.1%
  Acciona S.A......................       42,600      1,560,898
  Altadis S.A......................       45,700        839,236
  Amadeus Global Travel
    Distribution S.A. Cl. A*.......      109,800        780,685
  Ebro Puleva S.A..................       79,900        852,489
  Iberia Lineas Aer Espana.........      704,600      1,032,684
  NH Hoteles S.A...................       76,100        873,024
                                                   ------------
                                                      5,939,016
                                                   ------------
SWEDEN -- 2.9%
  Autoliv, Inc.....................       33,700        810,112
  Capio AB*........................       70,000        493,329
  Elekta AB Cl. B*.................       88,600        829,700
  Eniro AB.........................      116,900        948,003
  Modern Times Group Cl. B*........       38,000      1,045,548
                                                   ------------
                                                      4,126,692
                                                   ------------
SWITZERLAND -- 1.1%
  Logitech International S.A.*.....       34,800      1,649,162
                                                   ------------
TAIWAN -- 1.1%
  Nan Ya Plastic Corp..............    1,544,000      1,610,102
                                                   ------------
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

UNITED KINGDOM -- 19.5%
  Aegis Group PLC..................      513,200   $    913,496
  Aggregate Industries PLC.........    1,008,554      1,357,191
  Amey PLC.........................      237,600        881,382
  Avis Europe PLC..................      284,700        810,826
  Cambridge Antibody Technology
    Group PLC*.....................       36,800        749,366
  Capita Group PLC.................      122,100        721,562
  Capital Radio....................       71,300        847,785
  Carlton Communications PLC.......      236,700        915,120
  Celltech Group PLC*..............       60,100        549,011
  Clariant AG-Reg..................       42,100        960,004
  Cobham PLC.......................       14,500        231,774
  Electronics Boutique PLC.........      629,200      1,326,052
  Enterprise Oil...................       69,100        618,926
  FKI PLC..........................      304,100        833,599
  Friends Provident PLC*...........      363,400      1,009,089
  Icon PLC -- ADR*.................       20,300        690,200
  Imperial Chemical Industries
    PLC............................      158,700        772,882
  Imperial Tobacco Group PLC.......       58,100        959,719
  International Power PLC*.........      347,900      1,057,699
  Johnson Matthey PLC..............       59,900        892,213
  Man Group PLC....................       57,400        976,764
  Matalan PLC......................      222,100      1,170,200
  Next PLC.........................       33,500        517,588
  Northern Rock PLC................      116,700      1,163,266
  PHS Group PLC....................      814,000        944,696
  PowderJect Pharmaceuticals*......       36,400        242,322
  Premier Farnell PLC..............      197,700      1,003,636
  Rexam PLC........................      150,600      1,035,815
  Safeway PLC......................      263,200      1,100,966
  SkyePharma PLC*..................    1,522,700      1,452,778
  Smiths Group PLC.................       92,100      1,063,630
  Torex PLC........................       35,000        375,544
                                                   ------------
                                                     28,145,101
                                                   ------------
UNITED STATES -- 0.8%
  ATI Technologies, Inc.*..........       81,700      1,094,780
                                                   ------------
TOTAL COMMON STOCK
  (Cost: $120,249,702)..........................
                                                    130,751,450
                                                   ------------
---------------------------------------------------------------
PREFERRED STOCK -- 11.7%
---------------------------------------------------------------
AUSTRALIA -- 0.3%
  Mayne Nickless, Ltd..............      134,441        370,236
                                                   ------------
BELGIUM -- 0.7%
  Omega Pharma S. A................       24,900      1,026,400
                                                   ------------
CANADA -- 1.3%
  Angiotech
    Pharmaceuticals, Inc.*.........       17,000        775,370
  Cott Corp.*......................       56,300      1,063,507
                                                   ------------
                                                      1,838,877
                                                   ------------
DENMARK -- 0.5%
  Novozymes AS Cl. B...............       40,000        779,242
                                                   ------------
FRANCE -- 1.8%
  Ingenico.........................       21,100        508,603

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
PREFERRED STOCK (Continued)
---------------------------------------------------------------
FRANCE (CONTINUED)
  Thales S.A.......................       32,554   $  1,168,949
  Unibail..........................       17,500        929,760
                                                   ------------
                                                      2,607,312
                                                   ------------
GERMANY -- 1.5%
  Henkel KGaA......................       18,000      1,113,357
  Stada Arzneimittel...............       10,500        361,828
  Wella AG.........................       13,600        697,048
                                                   ------------
                                                      2,172,233
                                                   ------------
ITALY -- 0.6%
  Parmalat Finanziaria SpA.........      256,380        823,091
                                                   ------------
NETHERLANDS -- 0.4%
  Van Der Moolen Holdings..........       20,000        586,253
                                                   ------------
SOUTH AFRICA -- 0.4%
  Gold Fields, Ltd.................       51,300        536,246
                                                   ------------
SOUTH KOREA -- 0.4%
  Daishin Securities Co., Ltd......       71,150        638,069
                                                   ------------
SPAIN -- 1.5%
  Corporacion Mapfre S.A...........      148,400        998,169
  Fomento de Construcciones y
    Contratas S.A..................       46,900      1,132,543
                                                   ------------
                                                      2,130,712
                                                   ------------
SWEDEN -- 0.2%
  Karo Bio AB*.....................       11,700        313,447
                                                   ------------
UNITED KINGDOM -- 2.1%
  Alliance Unichem PLC.............      113,000        967,886
                                       NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  Nestor Healthcare Group PLC......      152,200   $  1,169,273
  Tullow Oil PLC*..................      614,500        901,299
                                                   ------------
                                                      3,038,458
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost: $16,036,569)...........................
                                                     16,860,576
                                                   ------------
---------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.5%
---------------------------------------------------------------
INDIA -- 0.5%
  Merrill Lynch Infosys
    Technologies, Ltd. -- 10/11/02
    (Cost: $528,922)...............        8,700        666,246
                                                   ------------

                                      PRINCIPAL
                                       AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 3.4%
---------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $4,929,593).............  $ 4,929,593      4,929,593
                                                   ------------

TOTAL INVESTMENTS -- 106.1%
  (Cost: $141,744,786)........................   153,207,865
LIABILITIES IN EXCESS OF OTHER ASSETS --
(6.1%)........................................    (8,778,245)
                                                ------------
NET ASSETS -- 100.0%..........................  $144,429,620
                                                ------------
                                                ------------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising Services............        2.4%
Aerospace/Defense...............        0.8
Aerospace/Defense --
  Equipment.....................        0.6
Airlines........................        3.9
Apparel Manufacturers...........        0.4
Applications Software...........        1.0
Auto/Truck Parts & Equipment --
  Original......................        0.6
Auto -- Cars/Light Trucks.......        1.0
Beverages -- Non-Alcoholic......        1.4
Brewery.........................        0.9
Building Products -- Cement/
  Aggregate.....................        1.0
Building -- Heavy
  Construction..................        3.8
Capacitors......................        1.3
Chemicals -- Diversified........        3.8
Chemicals -- Specialty..........        0.7
Commercial Banks Non-US.........        2.9
Commercial Services.............        1.3
Computer Services...............        1.5
Computers -- Integrated
  Systems.......................        0.4
Computers -- Peripheral
  Equipment.....................        1.1
Containers -- Metal/Glass.......        0.7
Cooperative Banks...............        0.7
Cosmetics & Toiletries..........        0.5
Decision Support Software.......        0.4
Diversified Financial
  Services......................        2.8
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        0.6
Diversified
  Operations/Commercial
  Services......................        0.6
Electric Products --
  Miscellaneous.................        0.9
Electric -- Integrated..........        0.7
Electronic Components --
  Miscellaneous.................        1.6
Electronic Components --
  Semiconductors................        1.4
Electronic Measure
  Instruments...................        0.6
Electronic Parts Distribution...        1.5
Energy -- Alternate Sources.....        1.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Engineering/R & D Services......        0.7%
Enterprise Software/Services....        1.1
Entertainment Software..........        0.6
Finance -- Investment
  Bankers/Brokers...............        1.4
Finance -- Other Services.......        0.7
Food -- Dairy Products..........        0.6
Food --
  Miscellaneous/Diversified.....        0.5
Food -- Retail..................        0.8
Gold Mining.....................        0.4
Hotels & Motels.................        0.6
Human Resources.................        0.5
Internet Security...............        0.5
Life/Health Insurance...........        1.4
Lighting Products & Systems.....        0.6
Machinery Tools & Related
  Products......................        1.3
Machinery -- Construction &
  Mining........................        1.1
Machinery -- Electrical.........        2.8
Machinery -- General Industry...        0.7
Machinery -- Thermal Process....        0.2
Marine Services.................        0.4
Medical Instruments.............        0.6
Medical Products................        0.5
Medical --
  Biomedical/Genetics...........        1.1
Medical -- Drugs................        4.4
Medical -- Hospitals............        0.3
Medical -- Wholesale Drug
  Distributors..................        0.7
Metal Processors &
  Fabrication...................        0.5
Metal -- Aluminum...............        0.5
Miscellaneous Manufacturing.....        0.6
Mortgage Banks..................        0.8
Multi-line Insurance............        1.5
Multimedia......................        0.5
Oil Companies -- Exploration &
  Production....................        1.0
Oil Refining & Marketing........        0.5
Oil & Gas Drilling..............        0.5
Oil -- Field Services...........        3.5
Optical Supplies................        0.6
Paper & Related Products........        1.0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Physical Practice Management....        0.8%
Power Conv/Supply Equipment.....        0.9
Property/Casualty Insurance.....        0.4
Public Thoroughfares............        0.6
Publishing -- Newspapers........        0.5
Publishing -- Periodicals.......        0.7
Quarrying.......................        0.9
Radio...........................        0.6
Real Estate
  Management/Services...........        0.6
Real Estate
  Operation/Development.........        0.0
Reinsurance.....................        0.9
Rental Auto/Equipment...........        0.6
Retail -- Apparel/Shoe..........        1.9
Retail -- Computer Equipment....        0.9
Retail --
  Miscellaneous/Diversified.....        0.6
Rubber & Vinyl..................        0.8

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Semiconductor Equipment.........        0.8%
Soap & Cleaning Products........        0.8
Steel -- Producers..............        0.8
Steel -- Specialty..............        0.4
Sugar...........................        0.6
Telecommunications Equipment....        1.2
Television......................        1.6
Therapeutics....................        0.4
Tobacco.........................        1.2
Transport -- Marine.............        0.6
Transport -- Services...........        0.5
Web Portals/ISP.................        0.6
Time Deposit....................        3.4
Liabilities in excess of other
  assets........................       (6.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW BEAL, Co-lead Portfolio Manager; ERNESTO RAMOS, PH.D., Co-lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; JESSICA L.G. OCCHIALINI, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; SHU NUNG LEE, CFA, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of
Global & Systematic Management & Research and Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Emerging market equities registered solid gains during the 12 months ended March 31, 2002, outperforming the world's developed markets.

  During the first half of the period, stocks in emerging countries fell due to a downturn in global economic growth and corporate profits, accentuated by events of September 11. Stocks rallied sharply throughout the remainder of the fiscal year, however, driven by:

  - Massive liquidity injected into the global financial system after the terrorist attacks

  - Signs of economic recovery in the US, Europe and within emerging countries

  - Lack of contagion following Argentina's debt default and currency devaluation in January

  Favorable country-specific developments lent additional support to stock prices. For example, Standard & Poor's upgraded Mexico's credit rating, and the South Korean government announced a plan for re-privatizing the country's banks.

  PERFORMANCE: The Fund gained 8.9% between April 1, 2001 and March 31, 2002, versus the MSCI Emerging Markets Free Index benchmark, up 15.0%.

  PORTFOLIO SPECIFICS: Growth stocks lagged value stocks in emerging countries this period. This hurt results versus the style-neutral benchmark since the Fund primarily invests in shares of rapidly growing companies. Stock selection in Mexico and the consumer services and utilities sectors also detracted from performance.

  On a favorable note, issue selection among commercial/industrial services and technology stocks contributed positively to relative results. An overweight in South Korea also helped returns, as did not owning any Argentine stocks throughout the period.

  The Fund remained well diversified across countries and industries. Based on our bottom-up issue selection, we were overweight in the technology and consumer durables sectors at March 31, 2002.

  MARKET OUTLOOK: We believe emerging countries provide a compelling investment opportunity due to:

  - Ongoing benefits of high liquidity and global economic recovery

  - Attractive valuations relative to developed markets, even after recent strong performance

  - Continued progress on structural reforms, including macroeconomic policy-making, regulation and corporate governance

  A risk to our outlook would be any preemptive move by the US Federal Reserve to fight inflation by raising interest rates. That said, we are confident our focus on identifying growth-oriented companies displaying strong fundamental characteristics will benefit the Fund in any environment.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND RETIREMENT SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/02                       SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                            8.89%                                -2.74%                           2.87%

[CHART]

          EMERGING COUNTRIES FUND
             RETIREMENT SHARES     MSCI EMF INDEX
11/28/94                 $250,000        $250,000
11/94                    $251,783        $254,738
12/94                    $236,854        $234,279
1/95                     $217,692        $209,353
2/95                     $215,463        $203,984
3/95                     $218,137        $205,280
4/95                     $230,838        $214,489
5/95                     $248,440        $225,900
6/95                     $251,114        $226,568
7/95                     $267,825        $231,654
8/95                     $266,266        $226,197
9/95                     $266,488        $225,124
10/95                    $253,565        $216,506
11/95                    $247,995        $212,645
12/95                    $252,897        $222,076
1/96                     $275,847        $237,862
2/96                     $279,857        $234,080
3/96                     $280,971        $235,903
4/96                     $298,797        $245,335
5/96                     $309,046        $244,239
6/96                     $309,492        $245,764
7/96                     $297,683        $228,968
8/96                     $310,383        $234,829
9/96                     $315,954        $236,863
10/96                    $307,709        $230,546
11/96                    $319,742        $234,409
12/96                    $323,084        $235,469
1/97                     $346,925        $251,531
2/97                     $357,620        $262,302
3/97                     $351,604        $255,412
4/97                     $354,501        $255,864
5/97                     $375,668        $263,186
6/97                     $404,189        $277,271
7/97                     $423,574        $281,410
8/97                     $391,043        $245,601
9/97                     $418,895        $252,406
10/97                    $352,050        $210,990
11/97                    $342,023        $203,291
12/97                    $354,724        $208,190
1/98                     $334,225        $191,862
2/98                     $360,963        $211,887
3/98                     $381,462        $221,082
4/98                     $393,717        $218,674
5/98                     $352,718        $188,707
6/98                     $328,431        $168,912
7/98                     $343,360        $174,268
8/98                     $242,870        $123,880
9/98                     $243,093        $131,738
10/98                    $263,369        $145,611
11/98                    $276,961        $157,721
12/98                    $278,743        $155,435
1/99                     $287,210        $152,927
2/99                     $281,417        $154,415
3/99                     $299,911        $174,765
4/99                     $333,779        $196,387
5/99                     $335,980        $195,245
6/99                     $379,020        $217,403
7/99                     $370,683        $211,498
8/99                     $370,457        $213,422
9/99                     $365,049        $206,199
10/99                    $371,584        $210,590
11/99                    $413,046        $229,472
12/99                    $504,759        $258,656
1/00                     $497,548        $260,198
2/00                     $548,700        $263,634
3/00                     $533,377        $264,921
4/00                     $459,015        $239,808
5/00                     $435,130        $229,894
6/00                     $460,367        $237,992
7/00                     $430,397        $225,753
8/00                     $441,890        $226,862
9/00                     $399,075        $207,054
10/00                    $365,500        $192,042
11/00                    $317,412        $175,251
12/00                    $326,553        $179,482
1/01                     $347,629        $204,197
2/01                     $314,111        $188,208
3/01                     $282,623        $169,722
4/01                     $294,304        $178,108
5/01                     $296,589        $180,234
6/01                     $288,972        $176,535
7/01                     $270,689        $165,379
8/01                     $261,039        $163,742
9/01                     $218,379        $138,395
10/01                    $227,267        $146,989
11/01                    $254,945        $162,335
12/01                    $278,307        $175,224
1/02                     $285,670        $181,164
2/02                     $291,257        $184,135
3/31/02                  $307,762        $195,220

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                       NUMBER
                                     OF SHARES        VALUE
---------------------------------------------------------------
COMMON STOCK -- 79.2%
---------------------------------------------------------------
BRAZIL -- 4.4%
  Banco Bradesco S.A. -- ADR.......       19,500   $    590,070
  Companhia Siderurgica Nacional
    S.A............................   48,925,800        883,991
  Companhia Vale do Rio Doce --
    ADR*...........................       38,600      1,057,254
  Empresa Brasiliera de Aeronautica
    S.A. -- ADR....................       15,632        315,454
  Gerdau S.A. -- ADR...............       26,200        324,880
  Petroleo Brasileiro S.A. --
    ADR............................       73,200      1,937,604
                                                   ------------
                                                      5,109,253
                                                   ------------
CHILE -- 1.8%
  Compania de Petroleos de Chile
    S.A............................      117,900        414,285
  Compania de Telecomunicaciones de
    Chile S.A. -- ADR*.............       79,100      1,184,127
  Empresa Nacional de Electricidad
    S.A. -- ADR....................       59,700        561,180
                                                   ------------
                                                      2,159,592
                                                   ------------
HONG KONG -- 2.8%
  China Merchants Holdings
    International Co., Ltd.........    1,150,000        906,760
  China Mobile (Hong Kong),
    Ltd.*..........................      766,000      2,361,909
  China Overseas Land & Investment,
    Ltd............................      612,000         72,187
                                                   ------------
                                                      3,340,856
                                                   ------------
HUNGARY -- 0.5%
  OTP Bank Rt......................       80,000        616,819
                                                   ------------
INDONESIA -- 0.8%
  PT Bank Central Asia Tbk*........    3,435,000        900,267
                                                   ------------
ISRAEL -- 1.6%
  Check Point Software
    Technologies, Ltd.*............       15,200        462,080
  Taro Pharmaceuticals Industries,
    Ltd.*..........................       19,900        564,165
  Teva Pharmaceutical Industries,
    Ltd. -- ADR....................        9,300        508,431
  TTI Team Telecom International,
    Ltd.*..........................       11,300        324,310
                                                   ------------
                                                      1,858,986
                                                   ------------
MALAYSIA -- 4.6%
  Malayan Banking Berhad...........      486,000      1,163,842
  Perusahaan Otomobil Nasional
    Berhad.........................      279,000        807,632
  Resorts World Berhad.............      400,000      1,042,105
  Telekom Malaysia Berhad..........      397,000        976,829
  Tenaga Nasional Berhad...........      464,000      1,343,158
                                                   ------------
                                                      5,333,566
                                                   ------------
MEXICO -- 9.9%
  Alfa S.A.........................      397,800        629,842
  America Movil S.A. de CV --
    Ser L -- ADR...................       60,400      1,199,544
  Carso Global Telecom Cl. A1*.....      769,500      1,921,029
  Coca-Cola Femsa S.A. de CV --
    Ser L -- ADR...................       24,000        654,240
  Consorcio ARA S.A. de C.V.*......      264,300        536,063
  Desc S.A. de CV -- Ser B.........      194,700        118,815
                                       NUMBER
                                     OF SHARES        VALUE
---------------------------------------------------------------

MEXICO (CONTINUED)
  Fomento Economico Mexicano S.A.
    de CV -- ADR...................       25,600   $  1,207,040
  Grupo Financiero BBVA Bancomer
    S.A. de CV -- Ser O*...........      939,900      1,029,299
  Organizacion Soriana de Mexico
    S.A. de CV -- Ser. B*..........      230,600        751,460
  Telefonos de Mexico S.A. de CV
    (Telmex) -- ADR................       25,600      1,033,984
  TV Azteca S.A. de C.V. -- ADR....       72,300        636,240
  Vitro S.A. -- Ser A..............      107,000        110,410
  Wal-Mart de Mexico S.A. --
    Ser. C.........................      484,600      1,392,598
  Wal-Mart de Mexico S.A. --
    Ser. V.........................      129,600        425,637
                                                   ------------
                                                     11,646,201
                                                   ------------
PHILIPPINES -- 0.2%
  Philippine Long Distance
    Telephone Co. -- ADR...........       22,800        237,120
                                                   ------------
POLAND -- 1.2%
  Agora S.A. 144A -- GDR*..........       19,800        292,050
  Bank Pekao S.A.*.................       22,500        566,021
  BRE Bank S.A.....................        8,500        283,041
  Polski Koncern Naftowy Orlen
    S.A............................       51,500        233,451
                                                   ------------
                                                      1,374,563
                                                   ------------
REPUBLIC OF CHINA -- 4.0%
  Aluminum Corp. of China, Ltd.*...    2,558,000        577,208
  Aluminum Corp. of China, Ltd. --
    ADR*...........................        2,800         62,020
  Beijing Datang Power Generation
    Co., Ltd. -- Ser H.............    2,302,000        841,142
  China Southern Airlines Co.,
    Ltd. -- Ser. H*................    1,048,000        345,985
  Huaneng Power
    International, Inc. --
    Ser. H.........................    1,318,000        878,695
  PetroChina Co., Ltd. -- Ser H....    5,874,700      1,205,105
  Yanzhou Coal Mining Co., Ltd. --
    Ser H..........................    1,855,000        737,267
                                                   ------------
                                                      4,647,422
                                                   ------------
RUSSIAN FEDERATION -- 5.6%
  AO VimpelCom -- ADR*.............       19,500        627,510
  LUKOIL -- ADR....................       15,800        930,225
  OAO Gazprom -- Reg S -- ADR......        4,900         69,629
  RAO Gazprom -- Reg S -- ADR......       45,400        645,134
  RAO Unified Energy System
    (UES) -- ADR...................       38,600        624,934
  Surgutneftegaz -- ADR............      113,500      2,067,402
  YUKOS -- ADR.....................       12,300      1,549,800
                                                   ------------
                                                      6,514,634
                                                   ------------
SOUTH AFRICA -- 2.3%
  Barloworld, Ltd..................       56,100        306,045
  Harmony Gold Mining Co., Ltd. --
    ADR............................       47,501        536,761
  Impala Platinum Holdings, Ltd....        7,200        382,015
  Kumba Resources, Ltd.*...........      245,300      1,012,281

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES        VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
  M-Cell, Ltd......................      255,200   $    298,650
  Super Group, Ltd.................      332,400        160,862
                                                   ------------
                                                      2,696,614
                                                   ------------
SOUTH KOREA -- 18.0%
  Daewoo Securities Co., Ltd.*.....      156,510      1,155,882
  Dongkuk Steel Mill Co., Ltd......      276,070      1,227,486
  Doosan Heavy Industries and
    Construction Co., Ltd..........       97,460        793,224
  Good Morning Securities Co.,
    Ltd.*..........................      187,430        912,467
  Hana Bank........................       83,504      1,286,904
  Hyundai Mobis....................       38,850        925,174
  Hyundai Motor Co., Ltd...........       63,140      1,950,895
  Kangwon Land, Inc................       10,987      1,684,958
  Kookmin Bank.....................       23,758        993,684
  LG Electronics, Inc..............       47,100      1,597,272
  Pohang Iron & Steel Co., Ltd.....       10,260      1,067,018
  Samsung Electro Mechanics Co.,
    Ltd............................       27,990      1,624,198
  Samsung Electronics Co., Ltd.....        5,117      1,378,596
  Samsung Electronics Co., Ltd.
    144A -- GDR....................        5,300        726,895
  Samsung Fire & Marine Insurance
    Co., Ltd.......................       24,180      1,302,890
  SK Telecom Co., Ltd..............        8,610      1,894,661
  SK Telecom Co., Ltd. -- ADR......       21,500        528,900
                                                   ------------
                                                     21,051,104
                                                   ------------
TAIWAN -- 12.5%
  Accton Technology Corp.*.........      370,000      1,014,814
  Advanced Semiconductor
    Engineering, Inc.*.............    1,314,000      1,302,681
  China Steel Corp.................    2,505,000      1,180,878
  Nan Ya Plastic Corp..............    1,404,000      1,464,109
  Siliconware Precision Industries
    Co.*...........................    2,209,000      2,208,905
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*.......      867,000      2,353,185
  United Microelectronics Corp.*...    2,467,450      3,736,264
  Yageo Corp.*.....................    1,577,000      1,405,723
                                                   ------------
                                                     14,666,559
                                                   ------------
THAILAND -- 3.0%
  Bangkok Expressway Public Co.,
    Ltd............................    2,184,800        803,235
  BEC World Public Co., Ltd........       73,800        423,943
  Quality House Public Co.,
    Ltd.*..........................    3,176,800        635,068
  TelecomAsia Corp. Public Co.,
    Ltd.*..........................    2,488,700        583,289
  Thai Farmers Bank Public Co.,
    Ltd.*..........................    1,801,400      1,055,508
                                                   ------------
                                                      3,501,043
                                                   ------------
TURKEY -- 2.2%
  Hurriyet Gazetecilik ve
    Matbaacilik A.S.*..............   91,153,000        361,069
  Trakya Cam Sanayii A.S...........  145,536,192        484,033
  Turkiye Is Bankasi -- Ser. C.....  140,527,000        777,205
                                       NUMBER
                                     OF SHARES        VALUE
---------------------------------------------------------------

TURKEY (CONTINUED)
  Vestel Electronik Sanayai ve
    Ticaret A.S.*..................  132,626,000   $    337,017
  Yapi ve Kredi Bankasi A.S.*......  190,910,000        563,598
                                                   ------------
                                                      2,522,922
                                                   ------------
UNITED KINGDOM -- 3.4%
  Anglo American PLC...............      111,700      1,851,674
  BHP Billiton, Ltd................      374,900      2,121,080
                                                   ------------
                                                      3,972,754
                                                   ------------
UNITED STATES -- 0.4%
  Precise Software Solutions,
    Ltd.*..........................       20,800        484,432
                                                   ------------
TOTAL COMMON STOCK
  (Cost: $76,952,786)...........................     92,634,707
                                                   ------------
---------------------------------------------------------------
PREFERRED STOCK -- 11.0%
---------------------------------------------------------------
BRAZIL -- 5.5%
  Aracruz Celulose S.A. -- ADR.....       61,200      1,263,780
  Banco Bradesco S.A...............  192,738,000      1,169,366
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B.......   24,340,000        358,711
  Eletropaulo Metropolitana
    S.A.*..........................    7,194,000        229,069
  Petroleo Brasileiro S.A. --
    ADR............................       82,100      2,046,753
  Uniao de Bancos Brasileiros
    S.A............................       13,300        325,185
  Usinas Siderurgicas de Minas
    Gerais -- Ser A................      137,700        444,977
  Votorantim Celulose e Papel
    S.A. -- ADR*...................       29,700        556,578
                                                   ------------
                                                      6,394,419
                                                   ------------
SOUTH KOREA -- 5.5%
  Hyundai Motor Co., Ltd...........      100,600      1,376,005
  Samsung Electronics Co., Ltd.....       37,780      5,124,835
                                                   ------------
                                                      6,500,840
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost: $8,799,862)............................     12,895,259
                                                   ------------
---------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 8.6%
---------------------------------------------------------------
INDIA -- 5.1%
  UBS Hyb Associated Cement Cos.,
    Ltd. -- 03/26/03...............      313,868        990,567
  UBS Hyb Infosys Technology,
    Ltd. -- 01/08/03...............       22,600      1,730,708
  UBS Hyb Reliance Industries,
    Ltd. -- 01/08/03...............      254,462      1,567,486
  UBS Hyb Satyam Computers
    Services, Ltd. -- 01/08/03.....      301,475      1,655,098
                                                   ------------
                                                      5,943,859
                                                   ------------
TAIWAN -- 3.5%
  Credit Suisse FB Taiwan
    Semiconductor Manufacturing
    Co., Ltd. -- 01/26/04..........    1,489,000      2,248,390
  UBS Hyb Elitegroup Computer
    Systems Co., Ltd. --
    03/05/03.......................      129,000        710,790

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                       NUMBER
                                     OF SHARES        VALUE
---------------------------------------------------------------
EQUITY-LINKED SECURITIES (Continued)
---------------------------------------------------------------
TAIWAN (CONTINUED)
  UBS Hyb Yuanta Core Pacific
    Securities Co. -- 03/05/03.....    1,545,000   $  1,189,650
                                                   ------------
                                                      4,148,830
                                                   ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $10,553,612)...........................     10,092,689
                                                   ------------

TOTAL INVESTMENTS -- 98.8%
  (COST: $96,306,260).........................   115,622,655
OTHER ASSETS IN EXCESS OF LIABILITIES --
1.2%..........................................     1,447,009
                                                ------------
NET ASSETS -- 100.0%..........................  $117,069,664
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.3%
Airlines........................        0.3
Applications Software...........        2.9
Audio/Video Products............        0.3
Auto/Truck Parts & Equipment --
  Replacement...................        0.8
Auto-Cars/Light Trucks..........        3.5
Beverages -- non-Alcoholic......        0.6
Brewery.........................        1.0
Building Products --
  Cement/Aggregate..............        0.9
Casino Services.................        1.4
Cellular Telecommunications.....        3.8
Chemicals -- Diversified........        1.3
Coatings/Paint..................        0.8
Commercial Banks Non-US.........        8.8
Decision Support Software.......        0.4
Diversified Manufacturing
  Operations....................        0.7
Diversified Minerals............        4.3
Diversified Operations..........        1.2
Electric Products --
  Miscellaneous.................        1.4
Electric -- Distribution........        0.2
Electric -- Generation..........        1.5
Electric -- Integrated..........        2.5
Electronic Components --
  Miscellaneous.................        3.2
Electronic Components --
  Semiconductors................        6.2
Finance -- Investment
  Bankers/Brokers...............        2.8
Finance -- Other Services.......        0.9
Gas -- Distribution.............        0.6
Gold Mining.....................        0.5
Housewares......................        0.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Internet Security...............        0.4%
Medical -- Drugs................        0.4
Medical -- Generic Drugs........        0.5
Metal -- Aluminum...............        0.6
Metal -- Diversified............        0.9
Mining Services.................        0.6
Miscellaneous Manufacturing.....        0.4
Networking Products.............        0.9
Oil Companies -- Integrated.....        8.3
Oil Refining & Marketing........        0.2
Paper & Related Products........        1.5
Petrochemicals..................        1.3
Platinum........................        0.3
Property/Casualty Insurance.....        1.1
Public Thoroughfares............        0.7
Publishing -- Newspapers........        0.6
Real Estate
  Operation/Development.........        1.1
Resorts/Theme Parks.............        0.9
Retail -- Discount..............        1.5
Retail -- Hypermarkets..........        0.6
Semiconductor Components --
  Integrated Circuits...........        7.1
Semiconductor Equipment.........        3.0
Steel -- Producers..............        3.3
Steel -- Specialty..............        1.0
Telecommunications Services.....        3.2
Telephone -- Integrated.........        4.2
Television......................        0.9
Transport -- Services...........        0.1
Other assets in excess of
  liabilities...................        1.2
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

PACIFIC RIM FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: RANDALL S. KAHN, CFA, Lead Portfolio Manager; DAVID FUJISAKI, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ANDREW BEAL, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; SHU NUNG LEE, CFA, Investment Analyst;

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Hong Kong, the Indian Subcontinent, Indonesia, Japan, South Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand and Vietnam.

  MARKET OVERVIEW: Pacific Rim equities fell during the 12 months ended March 31, 2002. Gains in Australia, New Zealand and Singapore were unable to offset sharp losses in Japan, which dominates the region.

  In Japan, equities fell due to weak economic fundamentals including persistent deflation, rising unemployment and plunging industrial production. Events of September 11 and concerns about the pace of government reform added to selling pressure. Late in the period, however, Japanese stocks rallied due to signs of a cyclical bottoming in the economy and tighter restrictions on short sales.

  Australia was the best-performing market among the world's developed nations. Despite slowing global GDP growth, Australia's economy remained strong due to weakness in the Australian dollar and a boom in housing prices that spurred consumer spending. Low exposure to the troubled technology sector, which represents a small percentage of the country's GDP, lent additional market support.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 4.2%, outperforming the MSCI Pacific Index, which fell 16.1%. For the three years ended March 31, 2002, the Fund advanced 16.2%, annualized, versus a 7.1% drop in the benchmark.

  PORTFOLIO SPECIFICS: The Fund's outperformance this period was largely due to stock selection in South Korea and Hong Kong and in the technology and producers/manufacturing sectors. Exposure to South Korea -- one of the world's best-performing stock markets -- also boosted returns since South Korea is not included in the benchmark.

  Hansol Paper, Fountain Set Holdings and Taiwan Semiconductor were examples of holdings that favorably affected results. Hansol Paper, a South-Korea based paper manufacturer, benefited from a rapid cyclical recovery in the paper industry and progress the company made restructuring its balance sheet. Fountain Set Holdings, a Hong Kong-based textile manufacturer, continues to expand production capacity that should drive productivity and output increases. Taiwan Semiconductor is growing earnings and utilization rates amid increasing demand as well as stronger pricing for semiconductors globally.

  MARKET OUTLOOK: Pacific Rim equities should benefit from the budding global economic recovery. In particular, a rebound in the technology sector bodes well for Hong Kong and Singapore. However, delays in meaningful political and banking-system reform in Japan could dampen the potential for a revival in the country's economy and stock market.

  We remain optimistic about the prospects for the Fund. Select companies throughout this dynamic region, including Japan, are driving profit growth by capitalizing on change. As a result, we are confident our change-centered investment process will continue to identify stocks poised to outperform.

--------------------------------------------------------------------------------

PACIFIC RIM FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND RETIREMENT SHARES WITH THE MSCI PACIFIC INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
   4.18%                                   10.81%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PACIFIC RIM FUND RETIREMENT SHARES  MSCI PACIFIC INDEX
12/31/97                             250,000             250,000
1/98                                 252,000             263,546
2/98                                 258,600             272,995
3/98                                 253,200             257,945
4/98                                 241,200             252,828
5/98                                 207,400             235,652
6/98                                 193,600             235,183
7/98                                 197,400             231,079
8/98                                 178,200             203,755
9/98                                 192,200             203,080
10/98                                208,200             238,240
11/98                                225,600             249,174
12/98                                233,600             256,107
1/99                                 238,200             257,944
2/99                                 229,400             252,897
3/99                                 246,400             284,763
4/99                                 285,400             303,791
5/99                                 293,800             285,682
6/99                                 355,200             311,959
7/99                                 384,400             335,701
8/99                                 396,600             332,281
9/99                                 405,000             347,601
10/99                                415,400             361,048
11/99                                485,828             378,959
12/99                                566,340             403,714
1/00                                 558,541             384,228
2/00                                 639,742             375,794
3/00                                 583,773             401,860
4/00                                 507,160             373,918
5/00                                 474,129             352,176
6/00                                 514,500             379,339
7/00                                 453,714             343,228
8/00                                 536,521             361,911
9/00                                 482,387             342,830
10/00                                459,449             323,147
11/00                                447,643             311,912
12/00                                416,586             299,621
1/01                                 424,083             298,730
2/01                                 401,058             285,989
3/01                                 371,073             272,323
4/01                                 389,814             290,247
5/01                                 407,484             289,161
6/01                                 396,239             275,324
7/01                                 374,821             257,452
8/01                                 356,615             251,376
9/01                                 320,739             224,956
10/01                                330,913             227,318
11/01                                348,583             233,842
12/01                                344,300             223,507
1/02                                 349,119             211,080
2/02                                 365,718             216,736
3/31/02                              386,601             228,419

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

PACIFIC RIM FUND

                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 93.4%
--------------------------------------------------------------
AUSTRALIA -- 5.6%
  Broken Hill Proprietary, Ltd......      18,200   $   110,732
  National Australia Bank, Ltd......       6,600       120,361
  Securenet, Ltd.*..................     123,100        72,268
  Seven Network, Ltd................      28,117       110,595
  Sons of Gwalia, Ltd...............      32,500       115,519
  Woolworths, Ltd...................      16,986       113,137
                                                   -----------
                                                       642,612
                                                   -----------
CHINA -- 0.8%
  China Petroleum & Chemical
    Corp............................     548,000        88,526
                                                   -----------
HONG KONG -- 8.7%
  China Mobile (Hong Kong), Ltd.*...      37,500       115,629
  China Overseas Land & Investment,
    Ltd.............................      22,000         2,595
  CLP Holdings, Ltd.................      28,000       114,875
  Dickson Concepts (International),
    Ltd.*...........................     437,000        97,488
  Fountain Set Holdings, Ltd........     490,000       123,760
  Hang Seng Bank, Ltd...............       6,900        77,185
  High Fashion International,
    Ltd.............................     458,000       109,806
  Hong Kong & Shanghai Hotels,
    Ltd.............................     273,000       115,504
  Tungtex Holdings Co., Ltd.........     436,000       103,414
  Varitronix International, Ltd.....     153,000       133,389
                                                   -----------
                                                       993,645
                                                   -----------
INDIA -- 3.9%
  Hero Honda Motors, Ltd............      16,100       110,139
  Hindustan Lever, Ltd..............      21,387        98,802
  Housing Development Finance Corp.,
    Ltd.............................       3,901        54,748
  Infosys Technologies, Inc.........       1,300        99,551
  ITC, Ltd..........................       5,800        82,832
                                                   -----------
                                                       446,072
                                                   -----------
INDONESIA -- 3.8%
  Bentoel Internasional Investama
    Tbk*............................   4,699,500        98,056
  PT Bank Internasional
    Indonesia*......................  12,565,000        31,972
  PT Bank Pan Indonesia Tbk.........   1,260,000        58,992
  PT Lippo Bank Tbk*................   6,400,000        45,598
  PT Sepatu Bata Tbk................      73,500       115,954
  PT Telekomunikasi Indonesia.......     217,500        90,210
                                                   -----------
                                                       440,782
                                                   -----------
JAPAN -- 48.1%
  Asahi Glass Co., Ltd..............      20,000       127,363
  Daiwa Securities Group, Inc.......      17,000       100,562
  Diamond Lease Co., Ltd............       7,000        86,302
  Eisai Co., Ltd....................       3,000        74,018
  Fuji Heavy Industries, Ltd........      22,000       107,398
  Hankyu Department Stores, Inc.....      18,000       108,651
  Hitachi Chemical Co., Ltd.........      16,300       178,330
  Hoya Corp.........................       2,700       188,848
  Japan Air Lines Co., Ltd..........      46,000       124,948
  Jeol, Ltd.........................      35,000       179,839
  JSR Corp..........................      25,000       171,841
  Keyence Corp......................         900       171,939
  Komatsu, Ltd......................      50,000       178,821
                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------

JAPAN (CONTINUED)
  Kyorin Pharmaceutical Co., Ltd....       4,000   $    96,880
  Mimasu Semiconductor Industry Co.,
    Ltd.............................       8,300       106,462
  Mitsubishi Pharma Corp............      10,000        97,333
  Murata Manufacturing Co., Ltd.....       2,300       147,508
  Nidec Corp........................       2,500       159,958
  Nissan Motor Co., Ltd.............      39,000       281,903
  Nitto Denko Corp..................       6,700       195,639
  NTN Corp..........................      45,000       106,274
  NTT DoCoMo, Inc. W/I*.............          40       108,349
  NTT DoCoMo, Inc...................          10        27,163
  Plenus Co., Ltd...................       3,300        97,106
  Ricoh Company, Ltd................       5,000        92,617
  Rohm Co., Ltd.....................       1,100       165,164
  Shimamura Co., Ltd................       2,700       175,810
  Shin-Etsu Chemical Co., Ltd.......       5,500       232,806
  Shinkawa, Ltd.....................       7,500       132,135
  SMC Corp..........................       1,500       177,123
  Sony Corp.........................       5,900       306,719
  Sparx Asset Management Co. Lt*....           4        74,245
  Takeda Chemical Industries,
    Ltd.............................       2,000        81,035
  Thine Electronics, Inc............           9       120,195
  THK Co., Ltd......................       5,800       110,280
  Tokyo Electron, Ltd...............       1,900       132,033
  Towa Corp.*.......................      11,400       147,946
  Yahoo Japan Corp..................           4        95,673
  Yamaichi Electronics Co., Ltd.....       9,600       113,069
  Yuanta Core Pacific Securities
    Co.*............................     149,000       114,512
                                                   -----------
                                                     5,494,797
                                                   -----------
MALAYSIA -- 3.4%
  Malayan Banking Berhad............      46,800       112,074
  Telekom Malaysia Berhad...........      35,000        86,118
  Tenaga Nasional Berhad............      30,000        86,842
  Unisem (M) Berhad.................      31,000       103,605
                                                   -----------
                                                       388,639
                                                   -----------
PHILIPPINES -- 1.0%
  Manila Electric Co.*..............      59,600        51,984
  Philippine Long Distance Telephone
    Co..............................       5,700        59,771
                                                   -----------
                                                       111,755
                                                   -----------
REPUBLIC OF CHINA -- 2.5%
  Huaneng Power
    International, Inc. -- Ser. H...     172,000       114,670
  PetroChina Co., Ltd. -- Ser H.....     830,000       170,262
                                                   -----------
                                                       284,932
                                                   -----------
SINGAPORE -- 1.1%
  United Overseas Bank, Ltd.........      15,000       123,654
                                                   -----------
SOUTH KOREA -- 6.5%
  Hansol Paper Co...................      11,850        80,462
  Kookmin Bank......................         171         7,152
  Kumgang Korea Chemical Co.,
    Ltd.............................         980       115,212
  LG Chemical Ltd...................       5,260       173,226
  Pantech Co., Ltd..................      10,650       126,810

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------
PACIFIC RIM FUND

                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
SOUTH KOREA (CONTINUED)
  Samsung Electronics Co., Ltd......         410   $   110,460
  Samsung SDI Co., Ltd..............       1,610       137,104
                                                   -----------
                                                       750,426
                                                   -----------
TAIWAN -- 6.8%
  Au Optronics Corp.*...............          81           114
  China Steel Corp..................     246,000       115,966
  Eva Airways Corp..................     198,000        67,883
  Evergreen Marine Corp.............     121,000        59,460
  Nan Ya Plastic Corp...............     107,000       111,581
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*...............       2,800        58,100
  Taiwan Semiconductor Manufacturing
    Co., Ltd........................      71,400       193,792
  Test-Rite International Co........      75,000        56,355
  United Microelectronics Corp.*....      36,750        55,648
  Wan Hai Lines Ltd.................     114,000        56,020
                                                   -----------
                                                       774,919
                                                   -----------
THAILAND -- 1.2%
  PTT Exploration and Production
    Public Co., Ltd.................      49,900       139,885
                                                   -----------
TOTAL COMMON STOCK
  (Cost: $9,560,156)............................    10,680,644
                                                   -----------
                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------

PREFERRED STOCK -- 1.7%
--------------------------------------------------------------
SOUTH KOREA -- 1.7%
  LG Household & Health Care,
    Ltd.*...........................       5,068   $    77,149
  Samsung Electronics Co., Ltd......         830       112,589
                                                   -----------
                                                       189,738
                                                   -----------
TOTAL PREFERRED STOCK
  (Cost: $96,352)...............................       189,738
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 7.1%
--------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $812,464)................  $  812,464       812,464
                                                   -----------

TOTAL INVESTMENTS -- 102.2%
  (Cost: $10,468,972)..........................   11,682,846
LIABILITIES IN EXCESS OF OTHER ASSETS --
(2.2%).........................................     (253,715)
                                                 -----------
NET ASSETS -- 100.0%...........................  $11,429,131
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
PACIFIC RIM FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        1.7%
Apparel Manufacturers...........        1.9
Applications Software...........        0.9
Audio/Video Products............        2.7
Auto -- Cars/Light Trucks.......        3.4
Building Products -- Doors &
  Windows.......................        1.1
Cellular Telecommunications.....        2.2
Chemicals -- Diversified........        6.3
Coatings/Paint..................        1.0
Commercial Banks Non-US.........        4.0
Computer Data Security..........        0.6
Distribution/Wholesale..........        0.5
Diversified Minerals............        1.0
Electric -- Distribution........        0.5
Electric -- Generation..........        1.0
Electric -- Integrated..........        1.8
Electronic Components --
  Miscellaneous.................        3.7
Electronic Components --
  Semiconductors................        6.3
Electronic Connectors...........        1.0
Electronic Measure
  Instruments...................        1.5
Finance -- Investment
  Bankers/Brokers...............        1.9
Finance -- Leasing Company......        0.8
Finance -- Mortgage
  Loan/Banker...................        0.5
Food -- Retail..................        1.0
Footwear & Related Apparel......        1.0
Gold Mining.....................        1.0
Hotels & Motels.................        1.0
Instruments -- Scientific.......        1.6
Investment Management/Advisor
  Services......................        0.6
Machinery Tools & Related
  Products......................        1.0
Machinery -- Construction &
  Mining........................        1.6
Machinery -- Electrical.........        2.9

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical -- Drugs................        3.1%
Metal Processors &
  Fabrication...................        0.9
Miscellaneous Manufacturing.....        1.3
Money Center Banks..............        1.1
Motorcycle/Motor Scooter........        1.0
Office Automation & Equipment...        0.8
Oil Companies -- Exploration &
  Production....................        1.2
Oil Companies -- Integrated.....        2.3
Optical Supplies................        1.6
Paper & Related Products........        0.7
Petrochemicals..................        1.5
Real Estate
  Operation/Development.........        0.0
Retail -- Apparel/Shoe..........        1.5
Retail -- Jewelry...............        0.8
Retail -- Major Department
  Stores........................        0.9
Retail -- Restaurants...........        0.8
Rubber & Vinyl..................        1.5
Semiconductor Components --
  Integrated Circuits...........        2.7
Semiconductor Equipment.........        2.3
Soap & Cleaning Products........        1.5
Steel -- Producers..............        1.0
Telecommunications Services.....        1.5
Telephone -- Integrated.........        0.5
Television......................        1.0
Textile -- Products.............        1.1
Tobacco.........................        1.6
Transport -- Marine.............        1.0
Web Portals/ISP.................        0.8
Wireless Equipment..............        1.1
Time Deposit....................        7.1
Liabilities in excess of other
  assets........................       (2.2)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LATIN AMERICA FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Lead Portfolio Manager; THEODORA JAMISON, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Latin America Fund seeks to provide long-term capital appreciation primarily through investment in the securities of companies located in the Latin American countries of South America, Caribbean, Central America and Mexico.

  MARKET OVERVIEW: Buoyed by aggressive global monetary easing, Latin American equities climbed higher during the fiscal year ended March 31, 2002. A sharp decline in Argentina and softness in Brazil was more than offset by a double-digit gain in Mexico, the region's largest stock market.

  In January, the Argentine government announced the largest sovereign debt default in history and devalued the Argentine peso by nearly 30%. The crisis had been brewing for more than a year, as political uncertainty, capital flight and high interest rates stifled economic growth and tax revenues.

  Equity losses in Brazil were modest and concentrated in the first half of the period. The market proved resilient in light of neighboring Argentina's difficulties, the September 11 terrorist attacks and an energy crisis that caused power rationing. In a surprise move, Brazil's central bank lowered interest rates in February, which further fueled investor confidence.

  Stock prices in Mexico rallied dramatically this period amid peso strength, stable unemployment and improving economic prospects in the US, a key trading partner. Early in 2002, Standard & Poor's upgraded Mexico's credit rating testament to the country's progress on monetary and fiscal reform.

  PERFORMANCE: The Fund gained 12.2% during the fiscal year ended March 31, 2002 versus the MSCI Latin America Index, which rose 10.1%.

  PORTFOLIO SPECIFICS: The Fund's outperformance this period was largely due to stock selection in Brazil and in the financial services and producers/ manufacturing sectors. Having no exposure to Argentina throughout the fiscal year also helped relative returns.

  Top-performing holdings included Aracruz Celulose, a Brazilian paper company; Gerdau, a steel manufacturer also headquartered in Brazil; and Grupo Financiero BBVA Bancomer, a Mexico-based financial services firm. Corporacion Geo, Mexico's leading affordable housing developer, was another strong performer. The company benefited from accelerating home sales and is cutting costs, reducing working capital needs and participating in higher-priced housing segments.

  Based on our company-specific research, we increased exposure to Chile this period, bringing the Fund's country weight in line with the benchmark at March 31, 2002. We decreased exposure to consumer non-durables stocks as we identified better opportunities elsewhere, particularly in the producers/ manufacturing sector.

  MARKET OUTLOOK: A number of factors support continued gains among Latin American equities, including:

  - Lack of Argentine contagion has removed a major market uncertainty

  - Improving outlook for global GDP growth should boost economic activity in the region

  - Valuations remain attractive, even following recent price appreciation

  We remain confident that our bottom-up investment process will continue to identify companies with exciting growth prospects for the Fund.

--------------------------------------------------------------------------------

LATIN AMERICA FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LATIN AMERICA FUND RETIREMENT SHARES WITH THE MSCI EMF LATIN AMERICA INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 3/31/02
                                            SINCE
  1 YEAR                                  INCEPTION
  12.16%                                    5.33%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LATIN AMERICA FUND  MSCI EMF LATIN AMERICA
          RETIREMENT SHARES           INDEX
11/30/97             250,000                 250,000
12/97                268,400                 266,611
1/98                 241,600                 236,997
2/98                 255,800                 249,446
3/98                 279,200                 267,132
4/98                 283,200                 261,012
5/98                 247,400                 227,252
6/98                 239,000                 213,822
7/98                 257,400                 224,401
8/98                 163,400                 146,560
9/98                 172,800                 161,567
10/98                189,400                 174,060
11/98                204,800                 187,502
12/98                192,013                 173,011
1/99                 175,130                 152,526
2/99                 187,538                 162,259
3/99                 235,134                 195,245
4/99                 273,984                 223,370
5/99                 258,119                 216,389
6/99                 265,645                 226,695
7/99                 232,490                 209,249
8/99                 223,540                 202,944
9/99                 233,304                 206,259
10/99                247,338                 210,910
11/99                279,883                 237,512
12/99                378,330                 274,897
1/00                 370,397                 263,143
2/00                 411,078                 283,339
3/00                 420,435                 285,690
4/00                 362,058                 254,861
5/00                 324,428                 242,432
6/00                 377,720                 264,583
7/00                 364,295                 259,093
8/00                 375,483                 265,345
9/00                 350,667                 249,704
10/00                332,158                 240,944
11/00                291,417                 218,849
12/00                314,351                 229,345
1/01                 345,236                 262,715
2/01                 312,822                 239,316
3/01                 279,185                 224,401
4/01                 289,582                 238,829
5/01                 296,615                 245,988
6/01                 307,624                 243,473
7/01                 288,665                 229,774
8/01                 274,904                 221,801
9/01                 233,623                 186,468
10/01                232,400                 193,871
11/01                250,437                 205,522
12/01                284,458                 228,479
1/02                 282,253                 228,251
2/02                 298,634                 236,080
3/31/02              313,125                 247,010

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Emerging Markets Free Index Latin America Index ("MSCI EMF Latin America") for the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Latin America Index is composed of companies representative of the market structure of 7 Latin American countries including, Argentina, Chile, Colombia, Brazil, Mexico, Peru and Venezuela. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

LATIN AMERICA FUND

                                        NUMBER
                                       OF SHARES      VALUE
--------------------------------------------------------------
COMMON STOCK -- 75.8%
--------------------------------------------------------------
BRAZIL -- 16.9%
  Banco Bradesco S.A. -- ADR........        1,100   $   33,286
  Companhia Siderurgica Nacional
    S.A.............................    8,535,300      154,216
  Companhia Vale do Rio Doce --
    ADR*............................        5,400      147,906
  Empresa Brasiliera de Aeronautica
    S.A. -- ADR.....................        1,926       38,867
  Gerdau S.A. -- ADR................        9,800      121,520
  Petroleo Brasileiro S.A. -- ADR...        6,700      177,349
                                                    ----------
                                                       673,144
                                                    ----------
CHILE -- 11.3%
  Companhia de Telecomunicaciones de
    Chile S.A. -- ADR*..............       14,200      212,574
  Compania de Petroleos de Chile
    S.A.............................       47,800      167,963
  Empresa Nacional de Electricidad
    S.A. -- ADR.....................        7,500       70,500
                                                    ----------
                                                       451,037
                                                    ----------
MEXICO -- 42.4%
  Alfa de Mexico S.A. de C.V. Cl.
    A...............................       13,600       21,533
  America Movil S.A. de C.V. --
    Ser. L -- ADR...................       19,300      383,298
  Carso Global Telecom*.............       52,000      129,816
  Cemex S.A. de C.V. -- ADR.........        4,800      141,792
  Coca-Cola Femsa S.A. -- ADR.......        3,000       81,780
  Corporacion GEO S.A. --
    Ser. B*.........................       31,300       74,666
  Desc S.A. -- Ser B................        6,400        3,906
  Fomento Economico Mexicano,
    S.A. -- ADR.....................          700       33,005
  Grupo Financiero Banorte-O
    S.A.*...........................       37,700       89,515
  Grupo Financiero BBVA Bancomer
    S.A. -- Ser. O*.................       49,900       54,646
  Grupo Telavisa S.A. -- ADR*.......        2,300      111,573
  Organizacion Soriana de Mexico
    S.A. -- Ser. B*.................       38,500      125,461
  Telefonos de Mexico S.A. -- ADR...        3,900      157,521
  Vitro S.A. -- Series A............       46,200       47,672
  Vitro S.A. -- Sponsored -- ADR....       28,600       85,800
  Wal-Mart de Mexico S.A. --
    Ser. C..........................       34,800      100,005
  Wal-Mart de Mexico S.A. --
    Ser. V..........................       15,800       51,891
                                                    ----------
                                                     1,693,880
                                                    ----------
PERU -- 5.2%
  Compania de Minas Buenaventura
    S.A. -- ADR.....................        4,700      126,947
  Credicorp, Ltd....................        7,900       78,684
                                                    ----------
                                                       205,631
                                                    ----------
TOTAL COMMON STOCK
  (Cost: $2,599,398).............................    3,023,692
                                                    ----------
                                        NUMBER
                                       OF SHARES      VALUE
--------------------------------------------------------------

PREFERRED STOCK -- 22.5%
--------------------------------------------------------------
BRAZIL -- 22.5%
  Aracruz Celulose S.A. -- ADR......        4,000   $   82,600
  Banco Bradesco S.A................   22,800,000      138,330
  Banco Itau S.A....................    1,720,000      137,289
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B........    1,700,000       25,054
  Companhia de Bebidas das
    Americas -- ADR.................        4,900       95,599
  Eletropaulo Metropolitana S.A.*...    1,600,000       50,947
  Petroleo Brasileiro S.A. -- ADR...        3,300       82,269
  Uniao de Bancos Brasileiros
    S.A.............................        4,700      114,915
  Usinas Siderurgicas de Minas
    Gerais -- Ser A.................       22,700       73,355
  Votorantim Celulose e Papel
    S.A. -- ADR*....................        5,300       99,322
                                                    ----------
                                                       899,680
                                                    ----------
TOTAL PREFERRED STOCK
  (Cost: $796,014)...............................      899,680
                                                    ----------

                                       PRINCIPAL
                                        AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 1.6%
--------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $63,450).................  $    63,450       63,450
                                                    ----------

TOTAL INVESTMENTS -- 99.9%
  (Cost: $3,458,862)............................   3,986,822
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...       3,786
                                                  ----------
NET ASSETS -- 100.0%............................  $3,990,608
                                                  ----------
                                                  ----------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2002
------------------------------------------------------------------------
LATIN AMERICA FUND

                                               PERCENTAGE OF
INDUSTRY                                        NET ASSETS
--------                                       -------------
Aerospace/Defense............................       1.0%
Beverages -- non-Alcoholic...................       2.1
Brewery......................................       3.2
Broadcast Services/Program...................       2.8
Building Products -- Cement/Aggregate........       3.6
Building--Residential/Commercial.............       1.9
Cellular Telecommunications..................       9.6
Commercial Banks Non-US......................      12.6
Diversified Minerals.........................       3.7
Diversified Operations.......................       4.8
Electric -- Distribution.....................       1.3
Electric -- Integrated.......................       2.4
Finance -- Other Services....................       3.6

                                               PERCENTAGE OF
INDUSTRY                                        NET ASSETS
--------                                       -------------
Housewares...................................       3.3%
Oil Companies -- Integrated..................       6.5
Paper & Related Products.....................       4.6
Retail -- Discount...........................       3.8
Retail -- Hypermarkets.......................       3.1
Silver Mining................................       3.2
Steel -- Producers...........................       1.8
Steel -- Specialty...........................       6.9
Telephone -- Integrated......................      12.5
Time Deposit.................................       1.6
Other assets in excess of liabilities........       0.1
                                                  -----
NET ASSETS...................................     100.0%
                                                  =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Lead Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; LIANNE NELSON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Broad, large-cap US equity indices, including the S&P 500 and the Russell 3000, registered flat to modestly positive returns from April 1, 2001 through March 31, 2002. Relatively neutral performance reflected a period characterized by extraordinary ups and downs.

  Throughout much of the first half of the fiscal year, equity prices drifted lower amid a downturn in economic and earnings growth. Events of September 11 dealt another blow to an already weak economy and stock market. Equities rallied sharply in subsequent months, only to face renewed selling pressure as Enron's collapse raised questions about accounting practices and earnings quality. In a final, favorable turn of events, stocks posted gains late in the period due to stronger-than-expected economic reports.

  After lowering interest rates 11 times in 2001 -- a calendar-year record -- the Federal Reserve shifted to a neutral stance at its March meeting. The Federal Reserve cited the significant pace of economic expansion as the reason for its change in policy.

  PERFORMANCE: The Large Cap Growth Fund fell 20.3% during the 12 months ended March 31, 2002 versus the Russell 1000 Growth Index, which lost 2.0%. Despite trailing near term, the Fund gained 13.2%, annualized, during the five years ended March 31, 2002, outperforming the Russell 1000 Growth Index, up 7.6%.

  PORTFOLIO SPECIFICS: The majority of the Fund's underperformance was concentrated in the first six months of the period. During that time, investors became more risk averse, preferring lower P/E, lower growth-rate stocks. This hurt relative results since the Fund generally owns industry leaders -- companies with strong fundamentals that command premium valuations and growth forecasts. In particular, stock selection among technology issues detracted from results versus the benchmark.

  On the plus side, issue selection in the consumer services sector and an overweight in financial services helped relative returns this period. MGM Mirage, Citigroup and Clear Channel Communications, a diversified media company, were top-performers. During the second half of the period, the Fund's results were in line with the benchmark.

  MARKET OUTLOOK: Our outlook for the US stock market is positive. The economy should continue to improve, which means corporate profits should accelerate. Valuations appear reasonable given low inflation and interest rates. While recently adopting a neutral stance, we don't expect the Federal Reserve to aggressively raise rates this year -- particularly if turmoil in the Middle East causes oil prices to spike.

  We are especially optimistic about investment prospects for the Fund. Investors recently started rewarding stocks of companies that exceed earnings expectations, which they had not done during the previous 18 months. These are precisely the types of companies we focus on identifying.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                             As of 3/31/02                       SINCE
                           1 YEAR                               5 YEARS                        INCEPTION
                           -20.25%                               13.06%                         13.22%

[CHART]

          LARGE CAP GROWTH FUND RETIREMENT SHARES  RUSSELL 1000 GROWTH INDEX
12/27/96                                  250,000                    250,000
12/96                                     247,420                    246,185
1/97                                      272,446                    263,452
2/97                                      267,802                    261,669
3/97                                      260,062                    247,507
4/97                                      269,866                    263,941
5/97                                      300,052                    282,990
6/97                                      311,146                    294,315
7/97                                      349,845                    320,345
8/97                                      341,847                    301,595
9/97                                      359,133                    316,436
10/97                                     358,617                    304,741
11/97                                     354,231                    317,683
12/97                                     360,423                    321,241
1/98                                      365,583                    330,846
2/98                                      399,123                    355,733
3/98                                      423,633                    369,912
4/98                                      437,049                    375,032
5/98                                      425,955                    364,388
6/98                                      456,656                    386,707
7/98                                      446,852                    384,147
8/98                                      372,291                    326,494
9/98                                      418,473                    351,576
10/98                                     449,690                    379,832
11/98                                     492,518                    408,726
12/98                                     577,915                    445,580
1/99                                      642,931                    471,745
2/99                                      629,257                    450,195
3/99                                      694,014                    473,907
4/99                                      730,134                    474,514
5/99                                      735,294                    459,932
6/99                                      766,254                    492,146
7/99                                      755,934                    476,505
8/99                                      751,290                    484,291
9/99                                      765,480                    474,116
10/99                                     820,691                    509,922
11/99                                     915,119                    537,432
12/99                                   1,131,321                    593,330
1/00                                    1,082,301                    565,509
2/00                                    1,240,196                    593,157
3/00                                    1,283,282                    635,615
4/00                                    1,184,727                    605,372
5/00                                    1,109,133                    574,886
6/00                                    1,226,006                    618,456
7/00                                    1,171,569                    592,673
8/00                                    1,324,045                    646,334
9/00                                    1,208,978                    585,197
10/00                                   1,085,139                    557,505
11/00                                     876,102                    475,324
12/00                                     858,016                    460,284
1/01                                      836,207                    492,085
2/01                                      692,052                    408,544
3/01                                      598,962                    364,086
4/01                                      676,625                    410,132
5/01                                      646,305                    404,095
6/01                                      613,857                    394,736
7/01                                      578,483                    384,872
8/01                                      513,054                    353,389
9/01                                      429,540                    318,121
10/01                                     453,309                    334,822
11/01                                     508,669                    366,999
12/01                                     505,727                    366,302
1/02                                      486,204                    359,818
2/02                                      454,913                    344,886
3/31/02                                   480,320                    356,819

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Growth 1000 Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 98.1%
---------------------------------------------------------------
ATHLETIC FOOTWEAR -- 3.1%
  Nike, Inc. Cl. B....................    49,500    $ 2,970,495
                                                    -----------
AUTO/TRUCK PARTS&EQUIPMENT-REPLACEMENT -- 2.0%
  Delphi Automotive Systems Corp......   121,900      1,949,181
                                                    -----------
BEVERAGES-WINE/SPIRITS -- 3.3%
  Anheuser Busch, Inc.................    60,300      3,147,660
                                                    -----------
BROADCAST SERVICES/PROGRAM -- 5.9%
  AOL Time Warner, Inc.*..............    99,000      2,341,350
  Clear Channel Communications
    Inc.*.............................    65,700      3,377,637
                                                    -----------
                                                      5,718,987
                                                    -----------
CASINO HOTELS -- 4.1%
  MGM Mirage, Inc.*...................   109,100      3,952,693
                                                    -----------
COMMERCIAL SERVICES-FINANCE -- 1.5%
  Paychex Inc.........................    35,200      1,397,440
                                                    -----------
COMPUTERS -- 2.8%
  Dell Computer Corp.*................   104,800      2,736,328
                                                    -----------
COMPUTERS-INTEGRATED SYSTEMS -- 2.7%
  Brocade Communications
    Systems, Inc.*....................    95,900      2,589,300
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
  Citigroup, Inc......................    58,000      2,872,160
                                                    -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 3.7%
  Cendant Corp.*......................   183,200      3,517,440
                                                    -----------
E-COMMERCE/SERVICES -- 2.9%
  eBay, Inc.*.........................    49,600      2,809,344
                                                    -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.0%
  Intel Corp..........................   126,000      3,831,660
                                                    -----------
ENTERPRISE SOFTWARE/SERVICES -- 2.2%
  BMC Software, Inc.*.................   108,800      2,116,160
                                                    -----------
FINANCE-INVESTMENT BANKERS/BROKERS -- 2.2%
  J.P. Morgan Chase & Co..............    58,900      2,099,785
                                                    -----------
MACHINERY-GENERAL INDUSTRY -- 1.9%
  Ingersoll-Rand Co. Cl. A............    36,500      1,825,730
                                                    -----------
MEDICAL PRODUCTS -- 3.4%
  Johnson & Johnson...................    50,800      3,299,460
                                                    -----------
MEDICAL-BIOMEDICAL/GENETICS -- 8.9%
  Amgen, Inc.*........................    49,800      2,972,064
  Genentech, Inc.*....................    55,600      2,805,020
  IDEC Pharmaceuticals Corp.*.........    42,700      2,745,610
                                                    -----------
                                                      8,522,694
                                                    -----------
MEDICAL-DRUGS -- 3.5%
  Wyeth...............................    50,800      3,335,020
                                                    -----------
                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

MEDICAL-HMO -- 2.9%
  UnitedHealth Group, Inc.............    37,000    $ 2,827,540
                                                    -----------
NETWORKING PRODUCTS -- 2.6%
  Cisco Systems, Inc.*................   148,000      2,505,640
                                                    -----------
OIL&GAS DRILLING -- 3.5%
  Nabors Industries, Inc.*............    79,900      3,375,775
                                                    -----------
OIL-FIELD SERVICES -- 2.6%
  BJ Services Co.*....................    71,200      2,454,264
                                                    -----------
PAPER&RELATED PRODUCTS -- 2.7%
  Georgia-Pacific Corp................    87,900      2,632,605
                                                    -----------
PROPERTY/CASUALTY INSURANCE -- 3.3%
  Travelers Property Casualty Cl.
    A*................................   159,100      3,182,000
                                                    -----------
RETAIL-BUILDING PRODUCTS -- 2.5%
  Home Depot, Inc.....................    49,300      2,396,473
                                                    -----------
RETAIL-DISCOUNT -- 5.6%
  Costco Wholesale Corp.*.............    54,800      2,182,136
  Wal-Mart Stores, Inc................    52,100      3,193,209
                                                    -----------
                                                      5,375,345
                                                    -----------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.5%
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*.................   161,100      3,342,825
                                                    -----------
SEMICONDUCTOR EQUIPMENT -- 5.4%
  KLA -Tencor Corp.*..................    36,500      2,427,250
  Teradyne, Inc.*.....................    70,100      2,764,043
                                                    -----------
                                                      5,191,293
                                                    -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.4%
  Nokia Corp. -- ADR..................   112,900      2,341,546
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $87,340,159)............................    94,316,843
                                                    -----------

                                        PRINCIPAL
                                         AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 0.4%
---------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $385,441)..................  $385,441        385,441
                                                    -----------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $87,725,600)..........................   94,702,284
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%..    1,453,060
                                                 -----------
NET ASSETS -- 100.0%...........................  $96,155,344
                                                 -----------
                                                 -----------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Portfolio Manager; LIANNE NELSON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

  MARKET OVERVIEW: A balance of market ups and downs caused broad US equity indices to post lackluster returns during the fiscal year ended March 31, 2002. The S&P 500 Index was essentially flat and the Russell 3000 Index registered slightly positive performance.

  A downturn in GDP and earnings growth caused equity prices to fall throughout much of the first six months of the period. The September 11 terrorist attacks dealt another blow to an already soft economy and stock market. Equities prices rebounded dramatically in the following months, only to face renewed selling pressure in the wake of Enron's bankruptcy and concerns over the quality of corporate financial disclosures. Late in the period, better-than-expected economic reports sent stock prices higher and caused the Federal Reserve to shift from an easing to neutral bias at its last policy meeting of the fiscal year.

  In anticipation of a pickup in GDP growth, investors exhibited a preference for smaller stocks in cyclical industries. Mid-cap names outperformed their large-cap counterparts this period, most notably those in the basic materials, industrial and consumer discretionary sectors.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Mid Cap Growth Fund fell 16.3% versus the Russell Midcap Growth Index, up 4.7%.

  PORTFOLIO SPECIFICS: Mid-cap growth stocks with the highest P/E ratios and growth rates underperformed lower P/E, lower growth-rate names this period. Amid economic and political uncertainty, investors were unwilling to pay for above-average growth potential. This hurt relative results since the Fund generally owns industry leaders -- companies with strong fundamentals that command premium valuations and growth forecasts. This effect became less pronounced near the end of the fiscal year, and the Fund's results versus its benchmark improved accordingly.

  On a positive note, several stocks contributed favorably to returns. KLA-Tencor and Novellus Systems, two semiconductor capital equipment companies, benefited from increased spending among international chip foundries and new technologies requiring new production facilities. Career Education, a provider of post-secondary education, also performed well as laid-off workers and adults changing careers sought training.

  MARKET OUTLOOK: A resilient consumer, inventory rebuilding and increased government spending should support further strengthening of the economy. Economic improvement is already filtering through to companies in the form of positive earnings surprises and upward revisions to earnings estimates. Investors are beginning to once again reward stocks exceeding growth expectations. In this environment, we are confident our focus on identifying companies with exceptional growth potential will benefit the Fund.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                             ANNUALIZED TOTAL RETURNS
                                   As of 3/31/02
                           1 YEAR           5 YEARS   10 YEARS
                           -16.29%           6.63%      9.83%

[CHART]

         MID CAP GROWTH   RUSSELL MID
         FUND RETIREMENT  CAP GROWTH
                  Shares       Index
9/30/85          250,000     250,000
10/85            263,075     250,000
11/85            289,087     250,000
12/85            311,853     250,000
1/86             325,060     254,808
2/86             353,156     277,271
3/86             388,419     293,919
4/86             386,041     297,128
5/86             420,071     315,779
6/86             437,537     320,667
7/86             413,932     295,149
8/86             435,684     308,539
9/86             388,708     282,971
10/86            426,549     300,054
11/86            426,881     302,871
12/86            414,310     293,876
1/87             479,750     334,697
2/87             504,665     359,632
3/87             508,829     364,489
4/87             503,526     355,010
5/87             505,666     357,301
6/87             523,252     371,925
7/87             561,005     388,852
8/87             578,649     404,897
9/87             570,304     395,953
10/87            410,762     287,176
11/87            376,701     267,199
12/87            429,194     301,987
1/88             414,237     305,045
2/88             445,514     330,064
3/88             439,968     331,554
4/88             443,962     333,427
5/88             447,758     327,525
6/88             488,942     352,277
7/88             470,876     338,945
8/88             452,960     326,033
9/88             478,451     338,930
10/88            482,734     336,883
11/88            467,083     328,773
12/88            483,547     341,011
1/89             513,020     361,109
2/89             500,519     358,146
3/89             509,504     362,534
4/89             536,547     383,183
5/89             569,680     403,542
6/89             542,095     398,132
7/89             603,758     429,326
8/89             625,705     445,944
9/89             637,955     445,787
10/89            619,359     427,200
11/89            641,333     437,312
12/89            647,586     448,368
1/90             609,023     406,819
2/90             635,718     415,183
3/90             655,839     432,585
4/90             640,478     420,621
5/90             744,332     463,877
6/90             753,918     469,603
7/90             728,398     454,631
8/90             669,144     401,763
9/90             618,542     374,546
10/90            604,532     367,545
11/90            644,418     406,884
12/90            652,313     425,352
1/91             716,011     457,257
2/91             782,839     497,513
3/91             822,099     523,511
4/91             802,021     518,851
5/91             839,677     545,081
6/91             785,331     515,371
7/91             844,978     541,370
8/91             884,988     558,290
9/91             886,385     557,647
10/91            913,819     570,159
11/91            873,774     551,355
12/91          1,014,495     625,386
1/92           1,022,257     630,953
2/92           1,039,028     632,315
3/92             987,752     606,340
4/92             959,678     594,735
5/92             949,650     595,894
6/92             919,336     578,165
7/92             953,766     603,939
8/92             929,207     596,032
9/92             964,682     609,088
10/92          1,019,911     627,437
11/92          1,099,136     667,083
12/92          1,151,950     679,861
1/93           1,184,263     687,877
2/93           1,169,617     666,698
3/93           1,226,052     686,002
4/93           1,194,884     657,827
5/93           1,273,646     688,870
6/93           1,305,344     686,039
7/93           1,319,751     683,876
8/93           1,391,790     723,633
9/93           1,408,119     732,292
10/93          1,405,237     744,090
11/93          1,349,527     726,780
12/93          1,379,880     755,946
1/94           1,402,136     775,397
2/94           1,374,822     768,730
3/94           1,282,762     732,496
4/94           1,292,879     730,706
5/94           1,271,634     731,775
6/94           1,208,912     700,291
7/94           1,230,157     719,689
8/94           1,290,855     762,617
9/94           1,268,599     750,040
10/94          1,284,785     763,001
11/94          1,205,877     729,350
12/94          1,234,749     739,573
1/95           1,211,650     748,464
2/95           1,280,947     788,291
3/95           1,325,045     819,555
4/95           1,350,244     826,431
5/95           1,371,243     846,806
6/95           1,473,089     885,344
7/95           1,591,734     941,059
8/95           1,626,382     951,363
9/95           1,659,981     972,541
10/95          1,642,132     947,965
11/95          1,673,631     990,329
12/95          1,711,052     990,864
1/96           1,729,867   1,008,363
2/96           1,799,593   1,046,509
3/96           1,799,593   1,054,755
4/96           1,916,910   1,105,711
5/96           1,994,383   1,128,289
6/96           1,945,686   1,094,192
7/96           1,798,486   1,009,250
8/96           1,882,600   1,063,810
9/96           2,001,024   1,131,384
10/96          1,974,461   1,118,112
11/96          2,041,475   1,183,980
12/96          1,992,699   1,164,042
1/97           2,075,976   1,215,551
2/97           1,941,543   1,188,785
3/97           1,830,903   1,121,606
4/97           1,833,283   1,149,075
5/97           1,990,319   1,252,043
6/97           2,065,269   1,286,687
7/97           2,275,840   1,409,849
8/97           2,242,529   1,396,089
9/97           2,390,049   1,466,745
10/97          2,249,667   1,393,305
11/97          2,250,120   1,407,948
12/97          2,324,618   1,426,435
1/98           2,266,844   1,400,745
2/98           2,484,254   1,532,443
3/98           2,608,923   1,596,683
4/98           2,578,516   1,618,366
5/98           2,428,001   1,551,802
6/98           2,580,037   1,595,703
7/98           2,467,791   1,527,343
8/98           1,935,367   1,235,834
9/98           2,126,534   1,329,313
10/98          2,180,251   1,427,190
11/98          2,327,181   1,523,454
12/98          2,665,278   1,681,223
1/99           2,938,599   1,731,626
2/99           2,695,295   1,646,949
3/99           3,028,653   1,738,668
4/99           3,148,724   1,817,899
5/99           3,003,374   1,794,521
6/99           3,243,518   1,919,796
7/99           3,194,541   1,858,670
8/99           3,249,837   1,839,359
9/99           3,246,678   1,823,706
10/99          3,630,591   1,964,715
11/99          4,096,659   2,168,180
12/99          5,310,016   2,543,601
1/00           5,341,614   2,543,092
2/00           7,344,917   3,077,726
3/00           6,556,551   3,080,896
4/00           5,610,196   2,781,834
5/00           5,011,417   2,579,066
6/00           5,892,997   2,852,731
7/00           5,569,119   2,672,096
8/00           6,515,474   3,075,074
9/00           6,428,580   2,924,734
10/00          5,529,621   2,724,565
11/00          4,121,225   2,132,490
12/00          4,570,006   2,244,787
1/01           4,490,025   2,373,009
2/01           3,561,361   1,962,550
3/01           3,014,826   1,681,670
4/01           3,474,715   1,961,987
5/01           3,332,527   1,952,766
6/01           3,241,438   1,953,801
7/01           2,874,860   1,822,036
8/01           2,574,933   1,689,939
9/01           2,117,266   1,410,592
10/01          2,334,991   1,558,845
11/01          2,510,504   1,726,733
12/01          2,588,263   1,792,349
1/02           2,494,952   1,734,097
2/02           2,314,996   1,635,774
3/31/02        2,523,834   1,760,583

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

MID CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 99.3%
--------------------------------------------------------------
ADVERTISING AGENCIES -- 1.1%
  Interpublic Group of
    Cos., Inc......................      33,700   $  1,155,236
                                                  ------------
ADVERTISING SALES -- 0.9%
  Lamar Advertising Co. Cl. A*.....      24,600        999,252
                                                  ------------
AEROSPACE/DEFENSE -- 1.0%
  Northrop Grunman Corp............       9,300      1,051,365
                                                  ------------
APPAREL MANUFACTURERS -- 0.9%
  Coach, Inc.*.....................      18,500        938,135
                                                  ------------
APPLICATIONS SOFTWARE -- 2.9%
  Compuware Corp.*.................      74,100        956,631
  Mercury Interactive Corp.*.......      30,700      1,155,855
  Siebel Systems, Inc.*............      32,000      1,043,520
                                                  ------------
                                                     3,156,006
                                                  ------------
AUDIO/VIDEO PRODUCTS -- 0.6%
  Polycom, Inc.*...................      26,200        644,520
                                                  ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
  Advanced Auto Parts, Inc.*.......      20,600        947,600
                                                  ------------
CABLE TV -- 1.1%
  USA Networks, Inc.*..............      37,000      1,175,490
                                                  ------------
COMMERCIAL BANKS-CENTRAL US -- 0.8%
  TCF Financial Corp...............      16,300        857,543
                                                  ------------
COMMERCIAL SERVICES -- 0.6%
  Convergys Corp.*.................      22,100        653,497
                                                  ------------
COMMERCIAL SERVICES-FINANCE -- 2.1%
  Concord EFS, Inc.*...............      70,900      2,357,425
                                                  ------------
COMPUTER SERVICES -- 3.3%
  Affiliated Computer
    Services, Inc. Cl. A*..........      15,500        870,015
  Bisys Group, Inc.*...............      33,000      1,163,250
  SunGard Data Systems, Inc.*......      47,100      1,552,887
                                                  ------------
                                                     3,586,152
                                                  ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
  Brocade Communications
    Systems, Inc.*.................      32,600        880,200
                                                  ------------
COMPUTERS-MEMORY DEVICES -- 1.1%
  Network Appliance, Inc.*.........      59,400      1,210,572
                                                  ------------
CONTAINERS-PAPER/PLASTIC -- 0.7%
  Smurfit-Stone Container Corp.*...      46,900        803,866
                                                  ------------
E-COMMERCE/SERVICES -- 0.8%
  Expedia, Inc. Cl. A*.............      13,300        928,872
                                                  ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
  Broadcom Corp. Cl. A*............      33,700      1,209,830
  Conexant Systems, Inc.*..........      68,000        819,400
  Fairchild Semiconductor
    International Cl. A*...........      41,400      1,184,040
  LSI Logic Corp.*.................      64,700      1,099,900
  National Semiconductor Corp.*....      40,100      1,350,969
                                                  ------------
                                                     5,664,139
                                                  ------------
ELECTRONIC FORMS -- 1.3%
  Adobe Systems, Inc...............      36,100      1,454,469
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

ELECTRONICS-MILITARY -- 1.3%
  L-3 Communications
    Holdings, Inc.*................      12,500   $  1,400,000
                                                  ------------
ENTERPRISE SOFTWARE/SERVICES -- 4.1%
  BEA Systems, Inc.*...............      56,200        770,502
  BMC Software, Inc.*..............      50,800        988,060
  Manugistics Group, Inc.*.........      55,200      1,185,696
  PeopleSoft, Inc.*................      44,600      1,629,238
                                                  ------------
                                                     4,573,496
                                                  ------------
ENTERTAINMENT SOFTWARE -- 0.6%
  Electronic Arts, Inc.*...........      11,300        687,040
                                                  ------------
FINANCE-CONSUMER LOANS -- 1.1%
  USA Education, Inc...............      12,800      1,251,840
                                                  ------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 1.1%
  Bear Stearns Co., Inc............      18,900      1,185,975
                                                  ------------
HOTELS & MOTELS -- 1.0%
  Marriott International Cl. A.....      24,700      1,110,265
                                                  ------------
HUMAN RESOURCES -- 1.0%
  Robert Half
    International, Inc.*...........      37,300      1,101,096
                                                  ------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Applied Biosystems Group.........      31,800        710,730
                                                  ------------
INSURANCE BROKERS -- 0.7%
  Brown & Brown, Inc...............      26,200        822,680
                                                  ------------
INTERNET SECURITY -- 1.2%
  Network Associates, Inc.*........      30,300        733,260
  SonicWall, Inc.*.................      44,900        585,496
                                                  ------------
                                                     1,318,756
                                                  ------------
MEDICAL INFORMATION SYSTEMS -- 0.7%
  Cerner Corp.*....................      15,100        720,421
                                                  ------------
MEDICAL INSTRUMENTS -- 3.3%
  Boston Scientific Corp.*.........      34,000        853,060
  Guidant Corp.*...................      39,300      1,702,476
  St. Jude Medical, Inc.*..........      14,100      1,087,815
                                                  ------------
                                                     3,643,351
                                                  ------------
MEDICAL LABS & TESTING SERVICES -- 0.9%
  Laboratory Corporation Of America
    Holdings*......................      10,700      1,025,702
                                                  ------------
MEDICAL PRODUCTS -- 0.8%
  Zimmer Holdings, Inc.*...........      25,000        851,250
                                                  ------------
MEDICAL-BIOMEDICAL/GENETICS -- 7.0%
  Affymetrix, Inc.*................      30,900        895,482
  Genzyme Corp-General Division*...      32,200      1,406,174
  Human Genome Sciences, Inc.*.....      29,000        631,910
  ICOS Corp.*......................      17,400        800,226
  IDEC Pharmaceuticals Corp.*......      33,800      2,173,340
  Millennium
    Pharmaceuticals, Inc.*.........      44,700        997,257
  Protein Design Labs, Inc.*.......      49,400        846,222
                                                  ------------
                                                     7,750,611
                                                  ------------
MEDICAL-DRUGS -- 6.7%
  Allergan, Inc....................      24,500      1,583,925
  Cephalon, Inc.*..................      17,400      1,096,200
  Forest Laboratories, Inc.
    Cl. A.*........................       9,600        784,320

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------
MEDICAL-DRUGS (CONTINUED)
  King Pharmaceuticals, Inc.*......      26,600   $    931,266
  Medimmune, Inc.*.................      32,800      1,290,024
  OSI Pharmaceuticals, Inc.*.......      20,400        798,660
  Vertex Pharmaceutical, Inc.*.....      34,200        952,812
                                                  ------------
                                                     7,437,207
                                                  ------------
MEDICAL-HMO -- 1.1%
  Anthem, Inc.*....................      21,800      1,255,026
                                                  ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.8%
  AmerisourceBergen Corp.*.........      12,300        840,090
                                                  ------------
MOTION PICTURES & SERVICES -- 0.8%
  Macrovision Corp.*...............      33,500        892,775
                                                  ------------
MOTORCYCLE/MOTOR SCOOTER -- 0.8%
  Harley-Davidson, Inc.............      16,600        915,158
                                                  ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
  EOG Resources, Inc...............      31,700      1,285,752
                                                  ------------
OIL FIELD MACHINERY & EQUIPMENT -- 2.4%
  National-Oilwell, Inc.*..........      45,300      1,147,449
  Smith International, Inc.*.......      22,400      1,517,600
                                                  ------------
                                                     2,665,049
                                                  ------------
OIL REFINING & MARKETING -- 0.9%
  Valero Energy Corp...............      20,300      1,005,256
                                                  ------------
OIL & GAS DRILLING -- 5.9%
  GlobalSantaFe Corp...............      31,226      1,021,090
  Nabors Industries, Inc.*.........      36,200      1,529,450
  Noble Drilling Corp.*............      37,200      1,539,708
  Patterson Energy, Inc.*..........      30,900        918,966
  Rowan Companies, Inc.*...........      65,400      1,506,816
                                                  ------------
                                                     6,516,030
                                                  ------------
OIL-FIELD SERVICES -- 2.1%
  Baker Hughes, Inc................      21,300        814,725
  BJ Services Co.*.................      44,900      1,547,703
                                                  ------------
                                                     2,362,428
                                                  ------------
PAPER & RELATED PRODUCTS -- 1.0%
  Georgia-Pacific Corp.............      36,000      1,078,200
                                                  ------------
RADIO -- 1.4%
  Hispanic Broadcasting Corp.*.....      51,300      1,493,856
                                                  ------------
RETAIL-APPAREL/SHOE -- 0.7%
  Foot Locker, Inc.*...............      49,300        797,674
                                                  ------------
RETAIL-BEDDING -- 1.0 %
  Bed Bath & Beyond, Inc.*.........      34,100      1,150,875
                                                  ------------
RETAIL-CONSUMER ELECTRONICS -- 1.0%
  Best Buy Co., Inc.*..............      14,200      1,124,640
                                                  ------------
RETAIL-DISCOUNT -- 1.2%
  TJX Cos., Inc....................      34,100      1,364,341
                                                  ------------
RETAIL-HOME FURNISHINGS -- 1.1%
  Pier 1 Imports, Inc..............      58,700      1,208,633
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

RETAIL-MAIL ORDER -- 1.2%
  Williams Somona, Inc.*...........      28,000   $  1,287,720
                                                  ------------
RETAIL-OFFICE SUPPLIES -- 0.7%
  Staples, Inc.*...................      37,000        738,890
                                                  ------------
RETAIL-RESTAURANTS -- 1.2%
  Starbucks Corp.*.................      56,000      1,295,280
                                                  ------------
SCHOOLS -- 2.9%
  Apollo Group, Inc. Cl. A*........      27,400      1,467,270
  Career Education Corp.*..........      43,200      1,710,720
                                                  ------------
                                                     3,177,990
                                                  ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
  Micrel, Inc.*....................      39,900      1,006,278
                                                  ------------
SEMICONDUCTOR EQUIPMENT -- 4.9%
  KLA -Tencor Corp.*...............      25,100      1,669,150
  LAM Research Corp.*..............      56,700      1,662,444
  Novellus Systems, Inc.*..........      39,100      2,116,483
                                                  ------------
                                                     5,448,077
                                                  ------------
TELEVISION -- 1.0%
  Univision Communications, Inc.
    Cl. A*.........................      26,100      1,096,200
                                                  ------------
THERAPEUTICS -- 1.9%
  Abgenix, Inc.*...................      32,000        604,480
  Gilead Sciences, Inc.*...........      40,400      1,453,996
                                                  ------------
                                                     2,058,476
                                                  ------------
TOOLS-HAND HELD -- 0.7%
  Stanley Works....................      16,400        758,500
                                                  ------------
WEB PORTALS/ISP -- 0.9%
  Yahoo!, Inc.*....................      54,300      1,002,921
                                                  ------------
WIRELESS EQUIPMENT -- 1.5%
  Powerwave Technologies, Inc.*....      58,700        755,469
  RF Micro Devices, Inc.*..........      52,800        945,120
                                                  ------------
                                                     1,700,589
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $97,720,494)..........................    109,581,463
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 1.7%
--------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $1,884,711).............  $1,884,711      1,884,711
                                                  ------------

TOTAL INVESTMENTS -- 101.0%
  (Cost: $99,605,205).........................   111,466,174
LIABILITIES IN EXCESS OF OTHER ASSETS --
(1.0%)........................................    (1,106,433)
                                                ------------
NET ASSETS -- 100.0%..........................  $110,359,741
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: During the fiscal year ended March 31, 2002, major US equity indices, including the S&P 500 and Russell 3000, registered flat to slightly positive returns.

  Investors sent equity prices lower during the first half of the period amid slowing economic and earnings growth. The terrorist attacks worsened a difficult economic and investment environment. While stock prices rose in the weeks and months following September 11, Enron's bankruptcy sparked renewed selling pressure due to concerns about corporate accounting policies.

  The fiscal year ended on a positive note, however; late in the period, investors bid stock prices higher in response to a stream of favorable economic reports. Signs of economic recovery led the Federal Reserve to move from an easing bias to a neutral stance at its March policy meeting.

  Unlike major equity indices, which are dominated by large-cap stocks, small-cap equity indices climbed higher this period. Small caps generally respond well to accommodative monetary policy and the Federal Reserve cut interest rates 4.75% in 2001. Small-cap names in economically sensitive, value-oriented sectors including transportation and basic materials performed particularly well.

  PERFORMANCE: The Fund posted a -0.1% loss during the 12 months ended
March 31, 2002 versus a 4.9% increase in the Russell 2000 Growth Index. On an annualized basis, for the five years ended March 31, 2002, the Fund advanced 8.7%, outperforming the benchmark, which rose 4.9%.

  PORTFOLIO SPECIFICS: Stock selection in the technology and healthcare sectors positively impacted the Fund's results versus its benchmark this period. Top-performing holdings included Pharmaceutical Product Development, a provider of drug discovery and development services, and JDA Software Group, a maker of software solutions for retailers. Being overweight in the retail sector -- a group that did relatively well -- also helped returns.

  Factors detracting from relative results included issue selection in the consumer and insurance services sectors and being underweight in financial services firms, which did well. In addition, because investors rotated in and out of industry groups, the market lacked leadership this period. Trimming back outperforming positions would have worked well in this environment. However, we generally hold onto our best-performing holdings since they often appreciate into mid-cap stocks.

  MARKET OUTLOOK: Our outlook for US equities is positive. As the economy improves, company fundamentals should strengthen and stock prices should rise. We don't expect the Federal Reserve to aggressively raise interest rates this year, given the recovery is in its early stages. In addition, the Federal Reserve will be less likely to increase rates should troubles in the Middle East drive oil prices up sharply.

  We are encouraged by evidence the market is once again rewarding companies exceeding earnings expectations. During the past 18 months, this had not been the case. This bodes well for the Fund, since our investment process focuses on identifying companies positioned to deliver outstanding earnings growth.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/02                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -0.10%                                 8.81%                          8.70%

[CHART]

                   SMALL CAP            RUSSELL 2000
         GROWTH FUND RETIREMENT SHARES  GROWTH INDEX
10/1/93                        250,000       250,000
10/93                          250,400       257,230
11/93                          237,400       246,825
12/93                          249,920       256,565
1/94                           257,143       263,395
2/94                           255,286       262,236
3/94                           234,855       246,126
4/94                           235,474       246,503
5/94                           229,076       240,979
6/94                           217,519       230,682
7/94                           222,679       233,969
8/94                           237,744       251,138
9/94                           240,633       252,190
10/94                          243,935       254,876
11/94                          231,553       244,564
12/94                          241,147       250,325
1/95                           231,007       245,226
2/95                           243,351       256,558
3/95                           255,254       264,052
4/95                           259,442       268,024
5/95                           261,426       271,535
6/95                           284,571       290,246
7/95                           312,124       312,868
8/95                           313,006       316,729
9/95                           319,619       323,250
10/95                          307,055       307,350
11/95                          320,721       320,916
12/95                          327,708       328,027
1/96                           323,033       325,311
2/96                           342,668       340,146
3/96                           352,952       346,870
4/96                           389,650       373,500
5/96                           411,388       392,653
6/96                           386,378       367,138
7/96                           341,966       322,318
8/96                           372,353       346,179
9/96                           397,130       364,007
10/96                          379,833       348,304
11/96                          383,574       357,990
12/96                          389,595       364,971
1/97                           394,413       374,088
2/97                           351,961       351,497
3/97                           332,993       326,692
4/97                           327,874       322,912
5/97                           379,961       371,446
6/97                           407,660       384,041
7/97                           436,865       403,720
8/97                           445,295       415,835
9/97                           487,145       449,019
10/97                          452,521       422,051
11/97                          435,017       411,989
12/97                          436,748       412,220
1/98                           426,704       406,721
2/98                           464,803       442,630
3/98                           490,779       461,199
4/98                           490,779       464,026
5/98                           452,334       430,314
6/98                           468,959       434,712
7/98                           468,959       398,414
8/98                           325,073       306,444
9/98                           358,956       337,514
10/98                          363,545       355,119
11/98                          401,944       382,665
12/98                          455,854       417,293
1/99                           500,962       436,063
2/99                           447,786       396,172
3/99                           495,828       410,283
4/99                           525,167       446,515
5/99                           504,263       447,221
6/99                           567,342       470,780
7/99                           569,542       456,224
8/99                           564,775       439,161
9/99                           581,645       447,633
10/99                          636,288       459,096
11/99                          719,417       507,641
12/99                          881,445       597,113
1/00                           860,164       591,554
2/00                         1,157,339       729,185
3/00                         1,009,872       652,533
4/00                           866,884       586,647
5/00                           761,231       535,280
6/00                           917,285       604,427
7/00                           820,964       552,628
8/00                           940,805       610,759
9/00                           885,178       580,416
10/00                          791,097       533,304
11/00                          609,448       436,472
12/00                          663,207       463,180
1/01                           674,385       500,669
2/01                           562,076       432,038
3/01                           508,317       392,757
4/01                           568,996       440,842
5/01                           571,125       451,052
6/01                           581,238       463,352
7/01                           543,979       423,824
8/01                           507,252       397,335
9/01                           421,557       333,205
10/01                          456,687       365,259
11/01                          492,881       395,758
12/01                          515,236       420,414
1/02                           500,865       405,447
2/02                           469,461       379,215
3/31/02                        507,785       412,169

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK -- 99.3%
---------------------------------------------------------------
ADVERTISING SERVICES -- 0.5%
  Getty Images, Inc.*...............      30,000   $    898,800
                                                   ------------
AEROSPACE/DEFENSE -- 0.6%
  Gencorp Inc.......................      34,100        536,052
  Teledyne Technologies, Inc.*......      31,900        528,902
                                                   ------------
                                                      1,064,954
                                                   ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Curtiss-Wright Corp...............       6,500        432,250
  DRS Technologies, Inc.*...........      16,900        701,181
                                                   ------------
                                                      1,133,431
                                                   ------------
APPAREL MANUFACTURERS -- 0.4%
  Quiksilver, Inc.*.................      31,800        695,784
                                                   ------------
APPLICATIONS SOFTWARE -- 2.9%
  Actuant Corp. Cl. A*..............      19,600        845,740
  HNC Software, Inc.*...............      25,800        433,440
  J.D. Edwards & Co.*...............      82,000      1,479,280
  MatrixOne, Inc.*..................      39,200        349,664
  MRO Software, Inc.*...............      24,000        298,560
  National Instruments Corp.*.......      18,950        792,489
  Netegrity, Inc.*..................      23,900        353,481
  Pinnacle Systems Inc.*............      55,900        445,523
  Roxio, Inc.*......................       7,400        167,906
                                                   ------------
                                                      5,166,083
                                                   ------------
ATHLETIC FOOTWEAR -- 0.5%
  Reebok International, Ltd.*.......      30,200        816,306
                                                   ------------
AUDIO/VIDEO PRODUCTS -- 0.7%
  Harman International
    Industries, Inc.................      14,300        705,705
  Polycom, Inc.*....................      19,000        467,400
  Vialta, Inc. Cl. A*...............      23,750         25,888
                                                   ------------
                                                      1,198,993
                                                   ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.8%
  American Axle & Mfg
    Holdings, Inc.*.................      22,600        655,400
  Arvinmeritor Inc..................      30,000        856,500
  BorgWarner, Inc...................      13,900        874,588
  Superior Industries
    International, Inc..............      17,800        868,284
                                                   ------------
                                                      3,254,772
                                                   ------------
B2B/E-COMMERCE -- 0.5%
  Ariba, Inc.*......................      87,900        398,187
  webMethods, Inc.*.................      26,800        461,764
                                                   ------------
                                                        859,951
                                                   ------------
BEVERAGES-WINE/SPIRITS -- 0.9%
  Constellation Brands, Inc. Cl.
    A*..............................      28,500      1,566,360
                                                   ------------
BROADCAST SERVICES/PROGRAM -- 0.8%
  Radio One, Inc. Cl. D*............      39,900        821,940
  Spanish Broadcasting
    Systems, Inc. Cl. A*............      49,100        665,305
                                                   ------------
                                                      1,487,245
                                                   ------------
                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.5%
  Texas Industries, Inc.............      21,600   $    889,920
                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
  Elcor Corp........................      10,700        237,540
                                                   ------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.8%
  Monaco Coach Corp.*...............      22,200        539,460
  Winnebago Industries, Inc.........      22,500        944,775
                                                   ------------
                                                      1,484,235
                                                   ------------
CASINO HOTELS -- 0.2%
  Ameristar Casinos, Inc.*..........      14,600        401,208
                                                   ------------
CASINO SERVICES -- 0.7%
  Argosy Gaming Corp.*..............      15,700        576,033
  Station Casinos, Inc.*............      44,800        745,920
                                                   ------------
                                                      1,321,953
                                                   ------------
CHEMICALS-PLASTICS -- 0.3%
  Schulman (A.) Inc.................      30,000        548,700
                                                   ------------
CHEMICALS-SPECIALTY -- 0.7%
  Cabot Microelectronics Corp.*.....       6,200        419,430
  Crompton Corp.....................      60,300        744,705
                                                   ------------
                                                      1,164,135
                                                   ------------
CIRCUIT BOARDS -- 0.2%
  DDi Corp.*........................      34,900        297,697
                                                   ------------
COMMERCIAL BANKS-WESTERN US -- 0.9%
  Greater Bay Bancorp...............      26,300        897,356
  Ucbh Holdings Inc.................      19,500        701,610
                                                   ------------
                                                      1,598,966
                                                   ------------
COMMERCIAL SERVICES -- 1.7%
  Alliance Data Systems Corp.*......      22,800        573,192
  Plexus Corp.*.....................      36,600        863,760
  Pre-Paid Legal Services, Inc.*....      23,100        659,736
  Teletech Holdings Inc.*...........      46,000        617,780
  Steiner Leisure, Ltd.*............      13,300        286,748
                                                   ------------
                                                      3,001,216
                                                   ------------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  PRG-Schultz
    International, Inc.*............      56,600        795,230
                                                   ------------
COMPUTER SERVICES -- 1.6%
  CACI International, Inc. Cl. A*...      19,000        667,090
  Ciber Inc.*.......................      70,800        647,820
  Manhattan Associates, Inc.*.......      22,300        849,630
  PEC Solutions Inc.*...............      26,300        646,717
                                                   ------------
                                                      2,811,257
                                                   ------------
COMPUTERS -- 0.7%
  Mentor Graphics Corp.*............      27,400        579,236
  Mentor Corp.......................      18,900        681,912
                                                   ------------
                                                      1,261,148
                                                   ------------
COMPUTERS-MEMORY DEVICES -- 0.7%
  Advanced Digital Information
    Corp.*..........................      44,700        581,547

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
COMPUTERS-MEMORY DEVICES (CONTINUED)
  Hutchinson Technology, Inc.*......      12,600   $    271,782
  Western Digital Corp.*............      49,500        308,385
                                                   ------------
                                                      1,161,714
                                                   ------------
CONSULTING SERVICES -- 0.4%
  Corporate Executive Board Co.*....      20,300        761,473
                                                   ------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
  Dial Corp.........................      47,500        855,950
                                                   ------------
DATA PROCESSING/MANAGEMENT -- 2.0%
  Documentum, Inc.*.................      33,100        842,395
  FileNET Corp.*....................      26,900        459,721
  Global Payments, Inc..............      22,400        820,960
  InterCept Group, Inc.*............      12,600        456,750
  Reynolds & Reynolds Co. Cl. A.....      33,300        999,000
                                                   ------------
                                                      3,578,826
                                                   ------------
DECISION SUPPORT SOFTWARE -- 0.7%
  Cognos Inc.*......................      35,800        982,710
  NetIQ Corp.*......................       9,000        196,290
                                                   ------------
                                                      1,179,000
                                                   ------------
DIAGNOSTIC EQUIPMENT -- 0.3%
  Igen International, Inc.*.........      14,900        564,412
                                                   ------------
DIAGNOSTIC KITS -- 0.4%
  Diagnostic Products Corp..........      16,100        695,520
                                                   ------------
DIALYSIS CENTERS -- 0.3%
  Renal Care Group, Inc.*...........      15,600        511,680
                                                   ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.4%
  ICU Medical, Inc.*................      17,100        622,440
                                                   ------------
DISTRIBUTION/WHOLESALE -- 1.8%
  Hughes Supply Inc.................      21,100        822,056
  Tech Data Corp.*..................      27,900      1,280,331
  United Stationers, Inc.*..........      29,100      1,108,710
                                                   ------------
                                                      3,211,097
                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
  Roper Industries Inc..............      16,200        805,788
  Griffon Corp.*....................      37,500        628,125
                                                   ------------
                                                      1,433,913
                                                   ------------
DRUG DELIVERY SYSTEMS -- 0.3%
  Alkermes, Inc.*...................      22,700        591,562
                                                   ------------
E-SERVICES/CONSULTING -- 0.6%
  Digital Insight Corp..............      36,800      1,013,840
                                                   ------------
EDUCATIONAL SOFTWARE -- 0.4%
  Renaissance Learning, Inc.*.......      22,500        735,750
                                                   ------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
  Ametek, Inc.......................      25,400        945,134
                                                   ------------
                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.3%
  Cirrus Logic, Inc.*...............      46,600   $    879,342
  ESS Technology, Inc.*.............      22,000        456,280
  Fairchild Semiconductor
    International Corp. Cl. A*......      28,800        823,680
  Globespan, Inc.*..................      22,300        332,716
  Integrated Circuit
    Systems, Inc.*..................      43,700        891,480
  Monolithic System
    Technology, Inc.*...............      30,800        354,200
  Oak Technology, Inc.*.............      42,500        632,400
  Semtech Corp.*....................      13,900        507,350
  Zoran Corp.*......................      23,400      1,022,112
                                                   ------------
                                                      5,899,560
                                                   ------------
ELECTRONICS-MILITARY -- 0.6%
  EDO Corp..........................      11,100        299,811
  Integrated Defense
    Technologies, Inc.*.............      26,000        721,500
                                                   ------------
                                                      1,021,311
                                                   ------------
ENTERPRISE SOFTWARE/SERVICES -- 1.8%
  Hyperion Solutions Corp.*.........      38,100      1,029,081
  JDA Software Group, Inc.*.........      39,700      1,265,636
  Manugistics Group, Inc.*..........      38,800        833,424
                                                   ------------
                                                      3,128,141
                                                   ------------
FILTRATION/SEPARATE PRODUCTS -- 0.4%
  Donaldson Co. Inc.................      16,500        663,465
                                                   ------------
FINANCE-CREDIT CARD -- 0.5%
  Providian Financial Corp..........     127,000        958,850
                                                   ------------
FINANCE-INVESTMENT BANKERS/BROKERS -- 0.5%
  Investment Technology
    Group, Inc.*....................      15,700        828,018
                                                   ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
  Doral Financial Corp..............      31,600      1,072,820
                                                   ------------
FOOD-DAIRY PRODUCTS -- 0.4%
  Dreyer's Grand Ice Cream, Inc.....      17,200        708,468
                                                   ------------
FOOD-MEAT PRODUCTS -- 0.4%
  Smithfield Foods, Inc.*...........      28,200        736,020
                                                   ------------
FOOD-RETAIL -- 0.9%
  Pathmark Stores, Inc.*............      37,300        893,335
  Whole Foods Market, Inc.*.........      13,700        625,953
                                                   ------------
                                                      1,519,288
                                                   ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.8%
  Dole Food, Inc....................      25,500        790,500
  United Natural Foods, Inc.*.......      26,400        657,624
                                                   ------------
                                                      1,448,124
                                                   ------------
FOOTWEAR & RELATED APPAREL -- 0.5%
  Wolverine World Wide, Inc.........      47,500        852,625
                                                   ------------
GARDEN PRODUCTS -- 0.4%
  Toro Co...........................      11,400        679,440
                                                   ------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
  Stericycle, Inc.*.................      11,700        731,964
                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
HUMAN RESOURCES -- 0.7%
  Administaff, Inc.*................      21,600   $    596,808
  AMN Healthcare Services, Inc.*....       6,100        164,090
  Cross Country, Inc.*..............      10,800        291,600
  On Assignment, Inc.*..............      14,900        266,710
                                                   ------------
                                                      1,319,208
                                                   ------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.0%
  Brooks Automation, Inc.*..........      38,500      1,749,440
                                                   ------------
INDUSTRIAL GASES -- 0.5%
  Airgas, Inc.*.....................      42,600        856,260
                                                   ------------
INSTRUMENTS-CONTROLS -- 0.5%
  Photon Dynamics, Inc.*............      18,000        916,020
                                                   ------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
  FEI Co.*..........................      11,600        412,380
  Varian, Inc.*.....................      13,800        523,572
                                                   ------------
                                                        935,952
                                                   ------------
INSURANCE BROKERS -- 0.4%
  Hilb, Rogal & Hamilton Co.........      23,500        733,200
                                                   ------------
INTERNET CONTENT-ENTERTAINMENT -- 0.3%
  Alloy, Inc.*......................      30,100        452,403
                                                   ------------
INTERNET CONTENT-INFO/NEWS -- 0.4%
  ProQuest Co.*.....................      17,100        735,129
                                                   ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.3%
  F5 Networks, Inc.*................      26,300        611,212
                                                   ------------
INTERNET SECURITY -- 0.3%
  SonicWall, Inc.*..................      47,400        618,096
                                                   ------------
INVESTMENT COMPANIES -- 0.5%
  American Capital Strategies,
    Ltd.............................      30,200        934,992
                                                   ------------
LASERS-SYSTEMS/COMPONENTS -- 1.6%
  Coherent, Inc.*...................      16,000        542,400
  Cymer, Inc.*......................      18,100        898,846
  Electro Scientific
    Industries, Inc.*...............      28,200      1,033,530
  Electronics for Imaging, Inc.*....      23,900        437,370
                                                   ------------
                                                      2,912,146
                                                   ------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
  Jlg Industries, Inc...............      18,500        273,800
                                                   ------------
MACHINERY-FARM -- 0.4%
  Agco Corp.*.......................      32,100        732,522
                                                   ------------
MACHINERY-GENERAL INDUSTRY -- 0.4%
  Manitowoc Company, Inc............      18,800        742,600
                                                   ------------
MACHINERY-PRINT TRADE -- 0.3%
  Zebra Technologies Corp. Cl A*....      10,600        573,354
                                                   ------------
MACHINERY-PUMPS -- 0.3%
  Flowserve Corp.*..................      14,000        448,140
                                                   ------------
                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

MEDICAL INSTRUMENTS -- 0.4%
  SurModics, Inc.*..................      16,900   $    736,840
                                                   ------------
MEDICAL LABS & TESTING SERVICES -- 1.4%
  Covance, Inc.*....................      45,600        924,768
  Dianon Systems, Inc.*.............      10,400        674,752
  IMPATH, Inc.*.....................      22,200        911,088
                                                   ------------
                                                      2,510,608
                                                   ------------
MEDICAL PRODUCTS -- 2.8%
  American Medical Systems
    Holdings, Inc.*.................      30,000        675,300
  Cerus Corp.*......................      15,100        808,907
  Cooper Companies, Inc.............      17,800        843,720
  Henry Schein Inc.*................      15,000        660,750
  Inamed Corp.*.....................      14,500        477,050
  Varian Medical Systems, Inc.*.....      20,300        830,270
  Viasys Healthcare, Inc.*..........      31,400        706,186
                                                   ------------
                                                      5,002,183
                                                   ------------
MEDICAL STERILIZATION PRODUCT -- 0.3%
  Steris Corp.*.....................      24,200        504,812
                                                   ------------
MEDICAL-BIOMEDICAL/GENETICS -- 2.4%
  Alexion Pharmaceuticals, Inc.*....      17,200        404,372
  Immunomedics, Inc.*...............      14,900        282,504
  Integra LifeSciences
    Holdings Corp.*.................      13,000        365,690
  InterMune, Inc.*..................       7,900        237,553
  Martek Biosciences Corp.*.........      27,600        868,820
  Protein Design Labs, Inc.*........      37,100        635,523
  Transkaryotic Therapies, Inc.*....      22,100        951,405
  Xoma, Ltd.*.......................      53,800        462,142
                                                   ------------
                                                      4,208,009
                                                   ------------
MEDICAL-DRUGS -- 1.3%
  ImmunoGen, Inc.*..................      38,900        430,623
  OSI Pharmaceuticals, Inc.*........      29,200      1,143,180
  SICOR, Inc.*......................      41,300        705,404
                                                   ------------
                                                      2,279,207
                                                   ------------
MEDICAL-HMO -- 1.5%
  Coventry Health Care, Inc.*.......      33,100        860,600
  Humana, Inc.*.....................      79,300      1,072,929
  Mid Atlantic Medical
    Services, Inc.*.................      24,900        709,650
                                                   ------------
                                                      2,643,179
                                                   ------------
MEDICAL-HOSPITALS -- 0.2%
  LifePoint Hospitals, Inc.*........       8,100        299,376
  United Surgical Partners
    International, Inc.*............       2,900         63,220
                                                   ------------
                                                        362,596
                                                   ------------
MEDICAL-OUTPATIENT/HOME MEDICAL CARE -- 0.4%
  AmSurg Corp.*.....................      28,600        778,206
                                                   ------------
MISCELLANEOUS MANUFACTURING -- 0.4%
  Armor Holdings, Inc.*.............      23,600        639,560
                                                   ------------
MRI/MEDICAL DIAGNOSTIC IMAGING CENTERS -- 0.0%
  Medical Resources, Inc.*#.........         637              0
                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.3%
  HCC Insurance Holdings, Inc.......      18,500   $    517,075
                                                   ------------
NETWORKING PRODUCTS -- 0.7%
  Anixter International Inc.*.......      42,500      1,259,275
                                                   ------------
OFFICE SUPPLIES & FORMS -- 0.8%
  Harland (John H.) Co..............      26,900        781,983
  Moore Corp. Ltd...................      52,300        680,423
                                                   ------------
                                                      1,462,406
                                                   ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.7%
  Chesapeake Energy Corp.*..........      86,700        671,058
  Evergreen Resources, Inc.*........      15,700        654,690
  Forest Oil Corp.*.................      21,800        645,716
  Newfield Exploration Co.*.........      21,700        802,683
  Stone Energy Corp.*...............      18,300        709,125
  Swift Energy Co.*.................      15,700        309,290
  Ultra Petroleum Corp.*............      37,100        296,058
  XTO Energy, Inc...................      37,000        741,850
                                                   ------------
                                                      4,830,470
                                                   ------------
OIL & GAS DRILLING -- 2.4%
  Atwood Oceanics, Inc.*............      13,300        610,470
  Patterson Energy, Inc.*...........      63,000      1,873,620
  Pride International, Inc.*........      79,800      1,268,820
  Precision Drilling Corp.*.........      15,800        504,968
                                                   ------------
                                                      4,257,878
                                                   ------------
OIL-FIELD SERVICES -- 1.6%
  Cal Dive International, Inc.*.....      43,500      1,083,150
  Global Industries, Ltd.*..........      30,400        283,632
  Key Energy Services, Inc.*........      43,700        468,464
  Varco International, Inc.*........      46,366        931,957
                                                   ------------
                                                      2,767,203
                                                   ------------
OPTICAL RECOGNITION EQUIPMENT -- 0.3%
  Optimal Robotics Corp.*...........      30,000        537,600
                                                   ------------
OPTICAL SUPPLIES -- 0.4%
  Ocular Sciences, Inc.*............      25,600        716,874
                                                   ------------
PHARMACY SERVICES -- 0.9%
  Accredo Health, Inc.*.............      12,100        692,967
  Omnicare, Inc.....................      36,600        947,574
                                                   ------------
                                                      1,640,541
                                                   ------------
PIPELINES -- 0.5%
  Western Gas Resources, Inc........      21,800        811,396
                                                   ------------
PROPERTY/CASUALTY INSURANCE -- 0.8%
  Markel Corp.*.....................       2,600        529,126
  Berkley Corp......................      15,900        913,932
                                                   ------------
                                                      1,443,058
                                                   ------------
RADIO -- 0.5%
  Emmis Broadcasting Corp. Cl. A*...      32,200        861,028
                                                   ------------
                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

REINSURANCE -- 0.8%
  Odyssey Re Holdings Corp.*........      45,900   $    733,941
  RenaissanceRe Holdings, Ltd.......       6,700        690,100
                                                   ------------
                                                      1,424,041
                                                   ------------
REITS-OFFICE PROPERTY -- 0.3%
  SL Green Realty Corp..............      16,000        537,600
                                                   ------------
RESEARCH & DEVELOPMENT -- 0.7%
  Pharmaceutical Product
    Development, Inc.*..............      33,500      1,167,475
                                                   ------------
RETAIL-APPAREL/SHOE -- 2.6%
  Abercrombie & Fitch Co. Cl. A*....      39,900      1,228,920
  American Eagle
    Outfitters, Inc.*...............      37,600        931,352
  Bebe Stores, Inc.*................      34,200        719,910
  Charming Shoppes, Inc.*...........      75,700        599,544
  Wet Seal, Inc. Cl. A*.............      30,100      1,050,189
                                                   ------------
                                                      4,529,915
                                                   ------------
RETAIL-ARTS & CRAFTS -- 0.2%
  Michaels Stores, Inc.*............       9,100        343,980
                                                   ------------
RETAIL-AUTO PARTS -- 0.7%
  O'Reilly Automotive, Inc.*........      21,400        675,598
  Pep Boys..........................      35,400        589,056
                                                   ------------
                                                      1,264,654
                                                   ------------
RETAIL-AUTOMOBILE -- 0.8%
  Asbury Automotive Group, Inc.*....      11,100        169,275
  Circuit City Stores, Inc. --
    Carmax Group*...................      12,800        331,008
  Group 1 Automotive, Inc.*.........      22,400        874,720
                                                   ------------
                                                      1,375,003
                                                   ------------
RETAIL-COMPUTER EQUIPMENT -- 0.6%
  Insight Enterprises, Inc.*........      44,550      1,008,612
                                                   ------------
RETAIL-DISCOUNT -- 0.4%
  99 Cents Only Stores*.............      18,800        720,792
                                                   ------------
RETAIL-HAIR SALONS -- 0.4%
  Regis Corp........................      23,400        657,072
                                                   ------------
RETAIL-HOME FURNISHINGS -- 1.0%
  Cost Plus, Inc.*..................      25,500        697,741
  La-Z-Boys, Inc....................      24,400        669,780
  Pier 1 Imports, Inc...............      21,800        448,862
                                                   ------------
                                                      1,816,383
                                                   ------------
RETAIL-RESTAURANTS -- 3.4%
  AFC Enterprises, Inc.*............      18,900        632,205
  Applebee's International, Inc.....      17,800        646,140
  Cheesecake Factory, Inc.*.........      25,550        942,795
  Jack in the Box, Inc.*............      35,200      1,043,680
  RARE Hospitality
    International, Inc.*............      27,100        688,882
  Ruby Tuesday, Inc.................      31,400        730,050
  Sonic Corp. Com*..................      28,800        740,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
RETAIL-RESTAURANTS (CONTINUED)
  California Pizza
    Kitchen, Inc.*..................      15,700   $    392,657
  Lone Star Steakhouse &
    Saloon, Inc.....................      11,300        236,057
                                                   ------------
                                                      6,052,914
                                                   ------------
RETAIL-VIDEO RENTAL -- 0.3%
  Hollywood Entertainment Corp.*....      29,500        495,600
                                                   ------------
RUBBER-TIRES -- 0.4%
  Cooper Tire & Rubber Co...........      34,100        738,265
                                                   ------------
SAVINGS & LOANS THRIFTS-EASTERN US -- 0.0%
  Staten Island Bancorp Inc.........       3,900         76,752
                                                   ------------
SCHOOLS -- 1.3%
  Career Education Corp.*...........      16,800        665,280
  Corinthian Colleges, Inc.*........      34,200      1,728,810
                                                   ------------
                                                      2,394,090
                                                   ------------
SEISMIC DATA COLLECTION -- 0.4%
  Veritas DGC, Inc.*................      44,100        745,731
                                                   ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.8%
  Genesis Microchip, Inc.*..........      22,600        587,600
  O2Micro International, Ltd.*......      24,200        422,774
  Vitesse Semiconductor Corp.*......      46,800        458,640
                                                   ------------
                                                      1,469,014
                                                   ------------
SEMICONDUCTOR EQUIPMENT -- 5.0%
  ASM International N.V.*...........      41,700      1,088,787
  Axcelis Technologies, Inc.*.......      54,900        785,070
  Credence Systems Corp.*...........      61,300      1,346,148
  DuPont Photomasks, Inc.*..........       7,300        379,600
  Entegris Inc.*....................      30,500        492,575
  Kulicke & Soffa
    Industries, Inc.*...............      28,700        597,247
  LTX Corp.*........................      20,800        565,552
  MKS Instruments, Inc.*............      17,300        592,352
  Rudolph Technologies, Inc.*.......      20,700        893,412
  Semitool, Inc.*...................      16,200        210,762
  Varian Semiconductor Equipment
    Associates, Inc.*...............      21,400        963,000
  Vecco Instruments, Inc.*..........      29,600      1,036,000
                                                   ------------
                                                      8,950,505
                                                   ------------
STEEL-PRODUCERS -- 0.3%
  Steel Dynamics, Inc.*.............      36,500        598,965
                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
  Harris Corp.......................       7,500        269,325
                                                   ------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
  Newport Corp......................      44,700      1,068,330
                                                   ------------
TELECOMMUNICATIONS SERVICES -- 0.2%
  Tti Team Telecom Intl Ltd.*.......      14,100        404,670
                                                   ------------
                                        NUMBER
                                      OF SHARES       VALUE
---------------------------------------------------------------

THEATERS -- 0.4%
  AMC Entertainment, Inc.*..........      52,000   $    709,280
                                                   ------------
THERAPEUTICS -- 2.5%
  Abgenix, Inc.*....................      19,100        360,799
  Cell Therapeutics, Inc.*..........      39,400        978,302
  CV Therapeutics, Inc.*............      18,100        655,220
  Genta Inc.*.......................      52,200        875,394
  NPS Pharmaceuticals, Inc.*........      25,000        815,750
  Scios, Inc.*......................      25,900        749,287
                                                   ------------
                                                      4,434,752
                                                   ------------
TRANSPORT-AIR FREIGHT -- 0.4%
  Airborne Inc......................      37,700        659,373
                                                   ------------
TRANSPORT-TRUCK -- 1.4%
  Heartland Express, Inc.*..........      15,100        301,396
  Hunt J.B. Transportation
    Services, Inc.*.................      28,500        810,255
  Landstar System Inc.*.............       7,400        686,720
  Swift Transportation, Inc.*.......      29,500        646,640
                                                   ------------
                                                      2,445,011
                                                   ------------
TRAVEL SERVICES -- 0.4%
  Travelocity.Com, Inc.*............      22,400        626,528
                                                   ------------
TRUCKING & LEASING -- 0.1%
  Ryder System Inc..................       2,900         85,666
                                                   ------------
WEB HOSTING/DESIGN -- 0.5%
  Macromedia Inc.*..................      47,100        961,782
                                                   ------------
TOTAL COMMON STOCK
  (Cost: $159,948,086)..........................
                                                    176,412,847
                                                   ------------

                                      PRINCIPAL
                                        AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 0.9%
---------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    1.150%, 04/01/02
    (Cost: $1,679,949)..............  $1,679,949      1,679,949
                                                   ------------

TOTAL INVESTMENTS -- 100.2%
  (Cost: $161,628,035)........................   178,092,796
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.2%)........................................      (442,080)
                                                ------------
NET ASSETS -- 100.0%..........................  $177,650,716
                                                ------------
                                                ------------
---------------

                    *   Non-income producing securities.
                    #   Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN GRAVES, Investment Analyst; JOSEPH GAGNON, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

  MARKET OVERVIEW: A series of ups and downs left broad US equity indices flat to slightly higher between April 1, 2001 and March 31, 2002.

  During the first half of the period, a weakening economy and declining corporate profits sent stock prices lower. Events of September 11 dashed hopes that economic and earnings growth would rebound in 2001. Although equities rallied in the months immediately following the terrorist strikes, Enron's collapse and ensuing worries over the quality of earnings reports weighed on investor sentiment. Late in the period, stocks rose amid better-than-expected reports on the state of the economy.

  The pace of economic growth prompted the Federal Reserve to switch from an easing bias to a neutral stance at its March policy meeting. The Federal Reserve's action signaled the end to one of the most aggressive easing cycles in history -- 11 interest-rate cuts totaling 4.75% in a single year.

  Stocks leveraged to an upturn in the economy performed well this period. A pickup in end demand and firmer commodity prices boosted shares of basic materials companies. Energy stocks advanced due to rising oil and natural gas prices. Many consumer services stocks posted gains, including those in the travel, retail and entertainment industries. Finally, financial services firms benefited from a steeper yield curve.

  PERFORMANCE: From April 1, 2001 through March 31, 2002, the Value Fund gained 6.1%, outperforming the Russell 1000 Value Index, up 4.4%.

  PORTFOLIO SPECIFICS: Stock selection in the energy sector was the largest contributor to the Fund's outperformance this period. ExxonMobil and BJ Services, a provider of pressure pumping and other oilfield services, were among the Fund's best-performing holdings. Other top contributors included Fox Entertainment, Raytheon and Baxter International, a global medical supply company. Based on our bottom-up stock selection process, we were underweight in the utilities sector. This also helped relative performance since, as a group, utilities underperformed.

  Our company-specific research did not result in significant changes to industry weights over the course of the fiscal year. At March 31, 2002, the Fund remained well diversified.

  MARKET OUTLOOK: We believe continued strong performance among value stocks depends on the following factors:

  - Strength and duration of the economic recovery

  - Pace at which interest rates increase in the coming months

  If the economy stays on a path of steady growth and interest rates rise only modestly, value stocks should continue to do well.

  As events unfold, we are confident our disciplined investment process will continue to identify attractively priced companies with sound balance sheets and near-term price appreciation potential.

--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND RETIREMENT SHARES WITH THE RUSSELL 1000 VALUE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/02                       SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                            6.13%                                14.63%                          16.82%

[CHART]

            VALUE FUND
         RETIREMENT SHARES  RUSSELL 1000 VALUE INDEX
4/30/96            250,000                   250,000
May-96             256,600                   253,125
Jun-96             263,800                   253,328
Jul-96             257,600                   243,752
Aug-96             264,800                   250,723
Sep-96             278,800                   260,702
Oct-96             288,600                   270,791
Nov-96             311,581                   290,423
Dec-96             310,622                   286,706
Jan-97             327,247                   300,611
Feb-97             331,246                   305,030
Mar-97             316,936                   294,049
Apr-97             333,350                   306,399
May-97             358,183                   323,527
Jun-97             369,758                   337,406
Jul-97             412,900                   362,779
Aug-97             403,430                   349,864
Sep-97             428,684                   370,996
Oct-97             412,269                   360,645
Nov-97             425,854                   376,586
Dec-97             436,586                   387,582
Jan-98             434,531                   382,078
Feb-98             469,924                   407,792
Mar-98             500,065                   432,749
Apr-98             502,805                   435,648
May-98             500,750                   429,201
Jun-98             511,938                   434,695
Jul-98             501,864                   427,000
Aug-98             424,288                   363,463
Sep-98             448,323                   384,326
Oct-98             479,972                   414,111
Nov-98             502,997                   433,408
Dec-98             524,487                   448,144
Jan-99             530,983                   451,729
Feb-99             512,743                   445,360
Mar-99             522,238                   454,579
Apr-99             563,217                   497,037
May-99             554,721                   491,569
Jun-99             570,214                   505,825
Jul-99             558,719                   491,004
Aug-99             538,729                   472,788
Sep-99             516,741                   456,240
Oct-99             546,226                   482,520
Nov-99             530,983                   478,756
Dec-99             570,488                   481,054
Jan-00             534,848                   465,372
Feb-00             491,679                   430,795
Mar-00             545,641                   483,352
Apr-00             545,641                   477,745
May-00             544,637                   482,761
Jun-00             520,291                   460,699
Jul-00             538,362                   466,458
Aug-00             568,229                   492,393
Sep-00             576,512                   496,923
Oct-00             605,626                   509,147
Nov-00             581,409                   490,258
Dec-00             613,498                   514,819
1-Jan              622,847                   516,827
1-Feb              609,456                   502,459
1-Mar              591,010                   484,723
1-Apr              624,616                   508,474
1-May              644,830                   519,915
1-Jun              634,471                   508,373
1-Jul              634,471                   507,305
1-Aug              604,149                   486,962
1-Sep              556,141                   452,680
1-Oct              553,361                   448,787
1-Nov              593,537                   474,861
1-Dec              605,624                   486,068
2-Jan              593,023                   482,325
2-Feb              597,394                   483,097
3/31/02            627,226                   505,948

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 99.5%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.8%
  Raytheon Co.........................    21,900    $   898,995
                                                    -----------
AIRLINES -- 2.0%
  AMR Corp.*..........................    17,100        451,611
  Delta Air Lines, Inc................    16,800        549,696
                                                    -----------
                                                      1,001,307
                                                    -----------
AUTO-CARS/LIGHT TRUCKS -- 2.5%
  Ford Motor Co.......................    38,340        632,227
  General Motors Corp.................    10,900        658,905
                                                    -----------
                                                      1,291,132
                                                    -----------
BEVERAGES -- NON-ALCOHOLIC -- 1.9%
  PepsiCo, Inc........................    19,000        978,500
                                                    -----------
BROADCAST SERVICES/PROGRAM -- 1.8%
  Fox Entertainment Group Cl. A*......    37,800        893,970
                                                    -----------
CELLULAR TELECOMMUNICATIONS -- 1.1%
  AT&T Wireless Services, Inc.*.......    60,500        541,475
                                                    -----------
CHEMICALS -- DIVERSIFIED -- 1.8%
  Dow Chemical Co.....................    28,200        922,704
                                                    -----------
COMPUTER SERVICES -- 1.1%
  Computer Sciences Corp.*............    10,800        548,100
                                                    -----------
COMPUTERS -- 4.7%
  Apple Computer, Inc.*...............    25,700        608,319
  Compaq Computer Corp................    60,300        630,135
  Hewlett-Packard Co..................    24,700        443,118
  International Business Machines
    Corp..............................     6,700        696,800
                                                    -----------
                                                      2,378,372
                                                    -----------
COSMETICS & TOILETRIES -- 2.1%
  Proctor & Gamble Co.................    12,100      1,090,089
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
  Citigroup, Inc......................    47,133      2,334,026
                                                    -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
  Honeywell International, Inc........    12,900        493,683
                                                    -----------
ELECTRIC -- INTEGRATED -- 3.4%
  Allegheny Energy, Inc...............    14,700        607,845
  Energy East Corp....................    21,400        465,450
  Xcel Energy, Inc....................    25,100        636,285
                                                    -----------
                                                      1,709,580
                                                    -----------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 3.9%
  Goldman Sachs Group, Inc............     6,900        622,725
  Lehman Brothers Holdings, Inc.......     9,900        639,936
  Morgan Stanley Dean Witter & Co.....    12,900        739,299
                                                    -----------
                                                      2,001,960
                                                    -----------
FINANCE -- MORTGAGE LOAN/BANKER -- 1.5%
  Fannie Mae..........................     9,800        782,824
                                                    -----------
                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

FOOD -- MISCELLANEOUS/DIVERSIFIED -- 1.3%
  Kraft Foods, Inc. Cl. A.............    16,700    $   645,455
                                                    -----------
FOOD -- RETAIL -- 1.3%
  Safeway, Inc.*......................    15,100        679,802
                                                    -----------
LIFE/HEALTH INSURANCE -- 2.1%
  Lincoln National Corp...............    10,400        527,592
  Principal Financial Group*..........    22,200        561,660
                                                    -----------
                                                      1,089,252
                                                    -----------
MEDICAL PRODUCTS -- 1.4%
  Baxter International, Inc...........    12,100        720,192
                                                    -----------
MEDICAL -- DRUGS -- 4.2%
  Abbott Laboratories.................    11,100        583,860
  Bristol -- Myers Squibb Co..........    14,800        599,252
  Merck & Co..........................    16,700        961,586
                                                    -----------
                                                      2,144,698
                                                    -----------
METAL -- ALUMINUM -- 2.3%
  Alcoa, Inc..........................    30,576      1,153,938
                                                    -----------
METAL -- COPPER -- 1.2%
  Phelps Dodge Corp...................    15,000        631,500
                                                    -----------
MONEY CENTER BANKS -- 3.1%
  Bank of America Corp................    10,300        700,606
  J.P. Morgan Chase...................    24,860        886,259
                                                    -----------
                                                      1,586,865
                                                    -----------
MULTI-LINE INSURANCE -- 1.3%
  Allstate Corp.......................    17,900        676,083
                                                    -----------
MULTIMEDIA -- 3.3%
  Viacom, Inc. -- Cl. B*..............    12,100        585,277
  Walt Disney Co......................    46,800      1,080,144
                                                    -----------
                                                      1,665,421
                                                    -----------
OIL COMPANIES -- INTEGRATED -- 7.7%
  Conoco, Inc.........................    26,100        761,598
  Exxon Mobil Corp....................    55,210      2,419,854
  Phillips Petroleum Co...............    11,700        734,760
                                                    -----------
                                                      3,916,212
                                                    -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.3%
  Kerr-McGee Corp.....................     9,200        578,220
  Ocean Energy, Inc...................    29,000        573,910
                                                    -----------
                                                      1,152,130
                                                    -----------
OIL -- FIELD SERVICES -- 1.3%
  BJ Services Co.*....................    18,500        637,695
                                                    -----------
PAPER & RELATED PRODUCTS -- 2.5%
  International Paper Co..............    15,500        666,655
  Georgia-Pacific Corp................    20,700        619,965
                                                    -----------
                                                      1,286,620
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.2%
  Healthsouth Corp.*..................    41,700    $   598,395
                                                    -----------
PROPERTY/CASUALTY INSURANCE -- 2.9%
  Chubb Corp..........................     8,500        621,350
  Travelers Property
    Casualty Cl. A*...................    41,900        838,000
                                                    -----------
                                                      1,459,350
                                                    -----------
PUBLISHING -- NEWSPAPERS -- 2.7%
  Dow Jones & Co......................    11,100        646,242
  Knight Ridder, Inc..................    10,600        728,114
                                                    -----------
                                                      1,374,356
                                                    -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 1.7%
  Federated Department
    Stores, Inc.*.....................    20,700        845,595
                                                    -----------
SAVINGS & LOAN/THRIFTS -- WESTERN US -- 1.0%
  Washington Mutual, Inc..............    14,800        490,324
                                                    -----------
SUPER-REGIONAL BANKS -- US -- 10.5%
  FleetBoston Financial Corp..........    21,100        738,500
  KeyCorp.............................    25,500        679,575
  Wachovia Corp.......................    36,800      1,364,544
  Wells Fargo & Co....................    24,700      1,220,180
  US Bancorp..........................    58,400      1,318,088
                                                    -----------
                                                      5,320,887
                                                    -----------
TELEPHONE -- INTEGRATED -- 6.7%
  AT&T Corp...........................    34,100        535,370
  Qwest Communications
    International, Inc................    66,500        546,630
                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

TELEPHONE -- INTEGRATED (CONTINUED)
  SBC Communications, Inc.............    27,900    $ 1,044,576
  Verizon Communications, Inc.........    28,238      1,289,065
                                                    -----------
                                                      3,415,641
                                                    -----------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.............    12,700        668,909
                                                    -----------
WIRELESS EQUIPMENT -- 1.0%
  Motorola, Inc.......................    36,500        518,300
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $45,289,298)............................    50,544,337
                                                    -----------

                                        PRINCIPAL
                                         AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 0.5%
---------------------------------------------------------------
  Brown Brothers Harriman (Grand
    Cayman)
    1.150%, 04/01/02
    (Cost: $275,899)..................  $275,899        275,899
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost: $45,565,197)............................    50,820,236
                                                    -----------
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.0%)......................                  (38,661)
                                                    -----------

NET ASSETS -- 100.0%...........................  $50,781,575
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; DAVID W. HAYS, CFA, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to outperform the total return of the Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.

  MARKET OVERVIEW: US bond prices rose from April 1, 2001 through March 31, 2002. During the fiscal year, performance among sectors and individual securities varied widely as the market experienced three distinct phases.

  In the first half of the period, the Federal Reserve was aggressively easing monetary policy in an effort to engineer a "soft landing" for the stalled economy. Lower interest rates along with tax cuts were just beginning to affect economic activity by midsummer. Interest rates fell, the yield curve steepened and credit spreads widened to historic levels.

  In the wake of the terrorist attacks, the economy slowed to a near standstill, prompting the Federal Reserve to accelerate already aggressive monetary easing. Government spending rose on the anti-terror agenda, adding to fiscal stimulus. Interest rates bottomed out on continued steepening in the yield curve, and credit spreads deteriorated further.

  By the beginning of 2002, the economy began to respond to massive monetary and fiscal stimulus. As a result, the Federal Reserve shifted to neutral monetary policy at its March policy meeting. As investors anticipated the possibility of rising inflation and interest rates, rates started to rise, the yield curve began to flatten and performance of credit-sensitive securities improved.

  PERFORMANCE: The Fund gained 2.3% during the fiscal year ended March 31, 2002 versus the Lehman Aggregate Bond Index, which rose 5.4%.

  PORTFOLIO SPECIFICS: The Fund's underperformance was largely concentrated in the second half of 2001 and resulted from the abrupt shift in market direction following the terrorist attacks. Because we had anticipated the economy would improve by the end of 2001, the Fund had a shorter duration than its benchmark and was overweight in credit-sensitive securities. In the wake of September 11, the Fund underperformed as the economy slipped into a recession, and investors became increasingly averse to credit risk. Performance was also hurt by the sudden collapse of Enron, one of the Fund's corporate bond holdings.

  MARKET OUTLOOK: As the economy continues to expand, a legacy of easy monetary policy, low inflation, and economic weakness should translate into an overall positive environment for the US bond market.

  After shifting from an easy to neutral bias, it is clear the Federal Reserve's next move will be to raise rates -- a move investors are anticipating. As a result, we expect to maintain a shorter-than-benchmark duration in the Fund for some time. In terms of maturity allocation along the yield curve, we have started to move toward a barbell approach. While neutral monetary policy, fiscal deficits and economic weakness have kept the yield curve steep, it will likely flatten as the economy continues to improve. Finally, we remain significantly overweight in credit-sensitive securities. Corporates are currently inexpensive relative to other sectors of the high-grade bond market and are poised to outperform as economic growth accelerates.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND RETIREMENT SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                          ANNUALIZED TOTAL RETURNS
                                                As of 3/31/02                       SINCE
                    1 YEAR                         5 YEARS                         INCEPTION
                    2.32%                           6.76%                           6.73%

[CHART]

         HIGH QUALITY BOND FUND  LEHMAN AGGREGATE
           RETIREMENT SHARES        BOND INDEX
8/31/95                 250,000           250,000
Sep-95                  257,840           252,425
Oct-95                  262,060           255,707
Nov-95                  267,084           259,542
Dec-95                  272,016           263,176
Jan-96                  271,811           264,913
Feb-96                  265,457           260,303
Mar-96                  263,735           258,481
Apr-96                  262,283           257,034
May-96                  261,661           256,520
Jun-96                  264,958           259,957
Jul-96                  265,801           260,659
Aug-96                  264,747           260,216
Sep-96                  269,992           264,743
Oct-96                  275,787           270,621
Nov-96                  280,723           275,248
Dec-96                  278,233           272,688
Jan-97                  278,233           273,534
Feb-97                  280,200           274,218
Mar-97                  276,856           271,174
Apr-97                  280,610           275,241
May-97                  283,480           277,856
Jun-97                  287,277           281,163
Jul-97                  294,701           288,754
Aug-97                  291,551           286,300
Sep-97                  296,748           290,537
Oct-97                  300,397           294,750
Nov-97                  302,031           296,106
Dec-97                  304,717           299,096
Jan-98                  309,331           302,925
Feb-98                  310,085           302,682
Mar-98                  311,742           303,711
Apr-98                  312,908           305,291
May-98                  315,755           308,191
Jun-98                  317,199           310,811
Jul-98                  318,039           311,463
Aug-98                  319,870           316,540
Sep-98                  326,463           323,947
Oct-98                  322,323           322,230
Nov-98                  328,623           324,067
Dec-98                  328,623           325,039
Jan-99                  334,220           327,347
Feb-99                  328,273           321,618
Mar-99                  330,865           323,387
Apr-99                  333,285           324,422
May-99                  329,879           321,567
Jun-99                  327,522           320,538
Jul-99                  325,671           319,192
Aug-99                  324,085           319,032
Sep-99                  327,988           322,733
Oct-99                  329,063           323,927
Nov-99                  330,406           323,895
Dec-99                  329,472           322,340
Jan-00                  328,381           321,276
Feb-00                  331,927           325,164
Mar-00                  335,707           329,456
Apr-00                  333,491           328,501
May-00                  332,661           328,336
Jun-00                  338,893           335,166
Jul-00                  341,710           338,216
Aug-00                  347,344           343,120
Sep-00                  348,778           345,282
Oct-00                  348,492           347,560
Nov-00                  353,650           353,260
Dec-00                  363,827           359,831
1-Jan                   371,679           365,696
1-Feb                   375,169           368,878
1-Mar                   375,237           370,722
1-Apr                   373,177           369,165
1-May                   376,709           371,380
1-Jun                   376,518           372,792
1-Jul                   382,191           381,142
1-Aug                   386,670           385,525
1-Sep                   383,410           389,997
1-Oct                   394,321           398,148
1-Nov                   386,440           392,654
1-Dec                   383,836           390,141
2-Jan                   386,319           393,301
2-Feb                   387,560           397,116
3/31/02                 383,943           390,524

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
AGENCY OBLIGATIONS -- 45.4%
---------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 41.7%
  Pool #380032
    10.000%, 10/01/03................  $    5,019   $     5,178
  Fannie Mae
    3.125%, 11/15/03.................   4,150,000     4,118,211
  Fannie Mae
    5.625%, 05/14/04.................     125,000       129,004
  Fannie Mae
    5.000%, 01/15/07.................   1,675,000     1,656,156
  Pool #G10405
    6.500%, 11/01/10.................      79,504        81,243
  Pool #G10965
    7.500%, 10/01/14.................      99,886       105,035
  Pool #577941
    6.000%, 04/01/16.................     605,750       603,478
  Pool #578768
    6.000%, 05/01/16.................     278,831       277,786
  Pool #581967
    6.500%, 08/01/16.................   1,906,604     1,938,177
  Pool #568434
    6.500%, 03/01/16.................     303,004       308,021
  Pool #573919
    7.000%, 03/01/16.................     247,749       256,497
  Pool#373916
    7.500%, 12/01/22.................      56,892        59,398
  Pool#253398
    8.000%, 08/01/30.................     664,569       697,585
  Pool #535481
    8.000%, 09/01/30.................     736,202       772,776
  Pool #190308
    7.500%, 09/01/30.................     467,450       483,955
  Pool #535663
    7.500%, 01/01/31.................     484,775       501,892
  Pool #570589
    7.500%, 02/01/31.................     212,874       220,391
  Pool #545067
    7.500%, 05/01/31.................     404,247       418,521
  Pool #607476
    6.500%, 11/01/31.................   1,092,380     1,086,568
  Pool #545278
    7.500%, 11/01/31.................     553,865       573,422
  Pool #621284
    6.500%, 12/01/31.................     736,771       732,851
  Pool #617259
    6.000%, 01/01/32.................   4,424,304     4,286,045
  Pool #545551
    8.000%, 03/01/32.................   1,925,000     2,022,838
                                                    -----------
                                                     21,335,028
                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.7%
  Pool #064054
    11.500%, 02/15/13................         118           135
  Pool #68958
    11.500%, 07/15/13................         239           272
  Pool #002562
    6.000%, 03/20/28.................     176,574       171,222
  Pool #299705
    8.500%, 02/15/21.................       1,628         1,765
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  Pool #410215
    7.500%, 12/15/25.................  $   96,627   $   101,398
  Pool #436164
    7.500%, 01/15/28.................     169,636       177,177
  Pool #458876
    7.500%, 04/15/28.................     256,322       267,718
  Pool #537967
    8.000%, 07/15/30.................     142,427       149,818
  Pool #781330
    6.000%, 09/15/31.................   1,078,997     1,051,353
                                                    -----------
                                                      1,920,858
                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $23,430,623)............................    23,255,886
                                                    -----------
---------------------------------------------------------------
CORPORATE BONDS -- 36.0%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.5%
  Rockwell International Corp.
    6.750%, 09/15/02.................     250,000       253,570
                                                    -----------
AGRICULTURAL CHEMICALS -- 0.4%
  IMC Global, Inc.
    10.875%, 06/01/08................      25,000        27,656
  IMC Global, Inc.
    11.250%, 06/01/11................     140,000       154,546
                                                    -----------
                                                        182,202
                                                    -----------
AIRLINES -- 3.6%
  America West Airlines
    8.057%, 01/02/22.................     162,525       164,906
  Continental Airlines#
    7.434%, 09/15/04.................     250,000       230,000
  Continental Airlines
    7.080%, 11/01/04#................      34,233        32,350
  Continental Airlines
    7.256%, 03/15/20.................     150,444       144,909
  Delta Air Lines
    7.111%, 09/18/11.................     300,000       296,946
  United Air Lines, Inc.
    6.201%, 09/01/08.................     130,000       113,099
  United Air Lines, Inc.
    7.186%, 04/01/11.................     333,736       298,620
  US Air, Inc.
    7.890%, 03/01/19.................     445,317       452,911
  US Air, Inc.
    7.076%, 03/20/21.................      88,299        88,650
                                                    -----------
                                                      1,822,391
                                                    -----------
BROADCAST SERVICES/PROGRAMMING -- 0.4%
  Coaxial Communications, Inc.
    10.000%, 08/15/06................     220,000       222,200
                                                    -----------
BUILDING & CONSTRUCTION PRODUCTS -- MISCELLANEOUS -- 0.6%
  Associated Materials, Inc.
    9.250%, 03/01/08.................     300,000       328,500
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
CABLE TV -- 1.1%
  Charter Communications Holdings LLC
    8.250%, 04/01/07.................  $  170,000   $   153,850
  Charter Communications Holdings LLC
    10.250%, 01/15/10................      55,000        53,625
  Charter Communications Holdings LLC
    10.000%, 05/15/11................     100,000        95,500
  Olympus Communications Corp.
    10.625%, 11/15/06................     290,000       279,850
                                                    -----------
                                                        582,825
                                                    -----------
CASINO HOTELS -- 0.6%
  Harrahs Operating Co.
    7.500%, 01/15/09.................     120,000       121,983
  Hollywood Casino Corp.
    11.250%, 05/01/07................     100,000       110,500
  Mandalay Resort Group
    9.500%, 08/01/08.................      60,000        64,800
                                                    -----------
                                                        297,283
                                                    -----------
CELLULAR TELECOMMUNICATIONS -- 2.6%
  Airgate PCS, Inc.
    0.000% (until 10/01/04,
    thereafter 13.500% to maturity),
    10/01/09.........................     210,000       137,550
  Crown International Corp.
    9.375%, 08/01/11.................     365,000       307,513
  TeleCorp PCS, Inc.
    10.625%, 07/15/10................     260,000       291,850
  Triton PCS, Inc.
    0.000% (until 5/1/03 thereafter
    11.000% to maturity), 05/01/08...     330,000       287,925
  Ubiquitel Operating Co.#
    0.000% (until 4/15/05, thereafter
    14.000% to maturity), 04/15/10...     660,000       231,000
  Western Wireless Corp.
    10.500%, 06/01/06................      20,000        16,400
  Western Wireless Corp.
    10.500%, 02/01/07................      60,000        49,200
                                                    -----------
                                                      1,321,438
                                                    -----------
CHEMICALS -- SPECIALTY -- 1.1%
  ISP Chemco, Inc. Ser. B
    10.250%, 07/01/11................     300,000       317,250
  NL Industries, Inc.
    11.750%, 10/15/03................     264,000       266,640
                                                    -----------
                                                        583,890
                                                    -----------
COMMERCIAL BANKS -- CENTRAL US -- 0.2%
  Bank One Na Illinois
    5.500%, 03/26/07.................     125,000       123,916
                                                    -----------
CONTAINERS -- PAPER/PLASTIC -- 0.5%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06................     270,000       274,050
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

CREDIT CARD -- 0.5%
  Discover Card Master Trust
    5.600%, 05/15/06.................  $  250,000   $   255,545
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  Citigroup, Inc.
    6.000%, 02/21/12.................     250,000       242,018
  General Electric Capital Corp.
    7.375%, 01/19/10.................     175,000       186,662
  General Electric Capital Corp.
    5.875%, 02/15/12.................     250,000       239,768
  General Electric Capital Corp.
    6.750%, 03/15/32.................     325,000       311,886
  State Street Boston Corp.
    7.350%, 06/15/26.................     850,000       906,789
                                                    -----------
                                                      1,887,123
                                                    -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.0%
  GE Global Insurance Holdings Corp.
    7.000%, 02/15/26.................     500,000       487,730
                                                    -----------
ELECTRIC -- INTEGRATED -- 0.6%
  Nisource Finance Corp.
    7.875%, 11/15/10.................      75,000        71,897
  PSEG Power LLC
    8.625%, 04/15/31.................     200,000       216,070
                                                    -----------
                                                        287,967
                                                    -----------
FINANCE -- AUTO LOANS -- 0.5%
  General Motors Acceptance Corp.
    7.250%, 03/02/11.................      60,000        59,818
  General Motors Acceptance Corp.
    8.000%, 11/01/31.................     200,000       201,150
                                                    -----------
                                                        260,968
                                                    -----------
FINANCE -- CREDIT CARD -- 0.5%
  Capital One Bank
    8.250%, 06/15/05.................     100,000        99,105
  Capital One Bank
    6.875%, 02/01/06.................     150,000       144,878
                                                    -----------
                                                        243,983
                                                    -----------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 1.8%
  Credit Suisse First Boston, Inc.
    6.500%, 01/15/12.................     275,000       270,128
  Merrill Lynch & Co.
    6.130%, 05/16/06.................     300,000       305,967
  Morgan Stanley Dean Witter & Co.
    7.250%, 04/01/32.................     350,000       350,025
                                                    -----------
                                                        926,120
                                                    -----------
FINANCE -- OTHER SERVICES -- 0.2%
  ACME Intermediate Holdings Cl. B#
    0.000% (until 9/30/02, thereafter
    12.000% to maturity), 09/30/05...     100,000        86,000
                                                    -----------
FOOD -- RETAIL -- 0.5%
  Pathmark Stores 144A
    8.750%, 02/01/12.................     230,000       236,900
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.1%
  Isle of Capri Casinos
    9.000%, 03/15/12.................  $   60,000   $    60,075
                                                    -----------
INSURANCE BROKERS -- 0.1%
  Marsh & McLennan Cos., Inc.
    7.125%, 06/15/09.................      30,000        31,216
                                                    -----------
LIFE/HEALTH INSURANCE -- 0.3%
  Protective Life 144A
    5.875%, 08/15/06.................     160,000       160,006
                                                    -----------
MACHINERY -- PUMPS -- 0.5%
  Flowserve Corp.
    12.250%, 08/15/10................     247,000       279,110
                                                    -----------
MARINE SERVICES -- 0.1%
  Trico Marine Services, Inc.
    8.500%, 08/01/05.................      60,000        58,200
                                                    -----------
MEDICAL -- DRUGS -- 0.2%
  Warner Chilcott, Inc. Ser. B
    12.625%, 02/15/08................     100,000       114,500
                                                    -----------
MEDICAL -- HOSPITALS -- 0.5%
  HCA Healthcare, Inc.
    7.125%, 06/01/06.................      90,000        92,475
  United Surgical Partners
    International, Inc.
    10.000%, 12/15/11................     140,000       142,975
                                                    -----------
                                                        235,450
                                                    -----------
MINING SERVICES -- 0.8%
  Compass Minerals Group, Inc. 144A
    10.000%, 08/15/11................     400,000       421,500
                                                    -----------
MULTI-LINE INSURANCE -- 2.8%
  AIG SunAmerica Global 144A
    6.900%, 03/15/32.................     500,000       497,110
  Allstate Financial Global 144A
    6.500%, 06/14/11.................     950,000       946,599
                                                    -----------
                                                      1,443,709
                                                    -----------
MULTIMEDIA -- 0.3%
  Time Warner, Inc.
    7.250%, 10/15/17.................     180,000       175,956
                                                    -----------
MUTUAL INSURANCE -- 0.1%
  Lumbermens Mutual Casualty 144A
    8.300%, 12/01/37.................      60,000        48,782
                                                    -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 0.2%
  Chesapeake Energy Corp.
    8.125%, 04/01/11.................      60,000        60,150
  Murphy Oil Corp.
    7.050%, 05/01/29.................      30,000        27,583
                                                    -----------
                                                         87,733
                                                    -----------
OIL REFINING & MARKETING -- 0.7%
  Tesoro Petroleum Corp.
    9.000%, 07/01/08.................     180,000       179,100
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

OIL REFINING & MARKETING (CONTINUED)
  Tesoro Petroleum Corp.
    9.625%, 11/01/08.................  $  200,000   $   202,000
                                                    -----------
                                                        381,100
                                                    -----------
OIL & GAS DRILLING -- 0.1%
  Parker Drilling Co.
    9.750%, 11/15/06.................      40,000        41,200
                                                    -----------
PAPER & RELATED PRODUCTS -- 0.1%
  Westvaco Corp.
    8.200%, 01/15/30.................      60,000        64,101
                                                    -----------
PIPELINES -- 0.4%
  Williams Cos.
    7.500%, 01/15/31.................     225,000       202,700
                                                    -----------
PUBLISHING -- NEWSPAPERS -- 0.8%
  Canwest Media, Inc.
    10.625%, 05/15/11................      25,000        27,500
  Hollinger International
    Publishing, Inc.
    9.250%, 02/01/06.................     110,000       113,025
  Hollinger International
    Publishing, Inc.
    9.250%, 03/15/07.................     255,000       262,969
                                                    -----------
                                                        403,494
                                                    -----------
REITS -- HOTELS -- 0.6%
  MeriStar Hospitality Corp.
    9.000%, 01/15/08.................     160,000       162,400
  MeriStar Hospitality Corp. 144A
    10.500%, 06/15/09................      60,000        64,200
  RFS Partnership LP 144A
    9.750%, 03/01/12.................      60,000        61,800
                                                    -----------
                                                        288,400
                                                    -----------
SPECIAL PURPOSE ENTITY -- 1.5%
  Principal Life Global Funding
    6.250%, 02/15/12.................     400,000       387,188
  Scotia Pacific Co. LLC
    6.550%, 07/20/28.................     126,362       122,674
  TIAA Global Markets 144A
    5.000%, 03/01/07.................     250,000       231,471
                                                    -----------
                                                        741,333
                                                    -----------
STEEL -- PRODUCERS -- 0.1%
  Steel Dynamics, Inc. 144A
    9.500%, 03/15/09.................      70,000        72,188
                                                    -----------
STEEL -- SPECIALTY -- 0.2%
  Oregon Steel Mills, Inc.
    11.000%, 06/15/03................     120,000       120,150
                                                    -----------
TELECOMMUNICATIONS SERVICES -- 1.3%
  Bellsouth Telecommunications, Inc.
    6.500%, 06/15/05.................     250,000       261,115
  Tritel PCS, Inc.
    0.000% (until 5/15/04 thereafter
    12.750% to maturity), 05/15/09...     430,000       378,400
                                                    -----------
                                                        639,515
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 2.7%
  Ameritech Capital Funding
    6.150%, 01/15/08.................  $  250,000   $   250,525
  Ameritech Capital Funding
    6.450%, 01/15/18.................     180,000       174,172
  Bellsouth Corp.
    6.000%, 10/15/11.................     550,000       535,953
  Cox Communications, Inc.
    6.850%, 01/15/18.................     250,000       221,013
  Sprint Capital Corp.
    6.125%, 11/15/08.................     150,000       133,878
  Sprint Capital Corp.
    6.900%, 05/01/19.................      90,000        74,229
                                                    -----------
                                                      1,389,770
                                                    -----------
WIRE & CABLE PRODUCTS -- 0.6%
  International Wire Group#
    11.750%, 06/01/05................     250,000       211,250
  International Wire Group#
    11.750%, 06/01/05................     125,000       105,625
                                                    -----------
                                                        316,875
                                                    -----------
TOTAL CORPORATE BONDS
  (Cost: $18,709,462)............................    18,441,664
                                                    -----------
---------------------------------------------------------------
FOREIGN GOVERNMENT BOND -- 4.9%
---------------------------------------------------------------
GERMANY -- 4.9%
  Deutschland Republic
    6.000%, 01/04/07
    (Cost: $2,551,167)...............   2,725,000     2,486,408
                                                    -----------
---------------------------------------------------------------
US TREASURY OBLIGATIONS -- 4.2%
---------------------------------------------------------------
US TREASURY BONDS -- 1.9%
  6.000%, 02/15/26...................      65,000        64,614
  5.250%, 02/15/29...................     925,000       831,631
  5.375%, 02/15/31...................      50,000        46,930
                                                    -----------
                                                        943,175
                                                    -----------
US TREASURY NOTES -- 2.3%
  4.750%, 01/31/03...................     250,000       254,415
  5.875%, 11/15/04...................     900,000       939,231
                                                    -----------
                                                      1,193,646
                                                    -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $2,157,153).............................     2,136,821
                                                    -----------
---------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.7%
---------------------------------------------------------------
BUILDING PRODUCTS -- WOOD -- 0.5%
  Celulosa Arauco S.A.
    8.625%, 08/15/10.................     100,000       105,865
  Celulosa Arauco S.A.
    7.750%, 09/13/11.................     150,000       150,029
                                                    -----------
                                                        255,894
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

CABLE TV -- 0.3%
  ONO Finance PLC#
    13.000%, 05/01/09................  $  320,000   $   147,200
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09.................     165,000       141,616
                                                    -----------
FINANCE -- OTHER SERVICES -- 0.8%
  Pemex Finance, Ltd.
    6.300%, 05/15/10.................     170,000       169,381
  Pemex Project
    9.125%, 10/13/10.................     240,000       258,000
                                                    -----------
                                                        427,381
                                                    -----------
MULTI-LINE INSURANCE -- 0.9%
  Axa
    8.600%, 12/15/30.................     225,000       248,416
  Royal & Sun Alliance Insurance
    Group
    8.950%, 10/15/29.................     175,000       182,963
                                                    -----------
                                                        431,379
                                                    -----------
SPECIAL PURPOSE ENTITY -- 0.9%
  Hollinger Participation Trust 144A
    12.125%, 11/15/10................     494,677       474,890
                                                    -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,848,587).............................     1,878,360
                                                    -----------
---------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 0.6%
---------------------------------------------------------------
MORTGAGE -- COMMERCIAL -- 0.6%
  Global Franchise Trust 1998 A1#
    6.349%, 04/10/04.................     115,556       117,900
  Residential Funding Mortgage 1995
    A4
    8.000%, 04/25/10.................     191,024       195,021
                                                    -----------
                                                        312,921
                                                    -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $311,526)...............................       312,921
                                                    -----------
---------------------------------------------------------------
TIME DEPOSIT -- 2.5%
---------------------------------------------------------------
  Bank One Grand Cayman
    1.150%, 04/01/02
    (Cost: $1,297,426)...............   1,297,426     1,297,426
                                                    -----------

TOTAL INVESTMENTS -- 97.3%
  (Cost: $50,305,944)..........................   49,809,486
OTHER ASSETS IN EXCESS OF LIABILITIES --
  2.7%.........................................    1,394,536
                                                 -----------
NET ASSETS -- 100.0%...........................  $51,204,022
                                                 -----------
                                                 -----------
---------------

                    #   Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: The high yield bond market posted a modest gain during the challenging investment environment between April 1, 2001 and March 31, 2002.

  Throughout the first half of the period, high yield bond prices fell due to soft global economic and earnings growth, weak equity markets and heightened investor aversion to risk. A steep decline in wire line telecommunications bond prices contributed to selling pressure, as did the September 11 terrorist attacks.

  Later in the fiscal year, the high yield bond market rallied strongly. Yield spreads contracted despite concerns over corporate accounting policies and a steady stream of defaults and downgrades, which tend to lag changes in company fundamentals. Better-than-expected economic news signaled a recovery in GDP growth. The pickup in economic activity, strong cash flows into mutual funds and robust market liquidity lifted the market higher. Issuers in cyclical, economically sensitive industries such as autos, housing and industrials performed especially well.

  After lowering interest rates 11 times in 2001, the Federal Reserve moved to a neutral stance at its March meeting. The Federal Reserve cited the pace of economic expansion as the reason for the change.

  PERFORMANCE: During the 12 months ended March 31, 2002, the Fund declined 0.6% versus the Salomon Smith Barney High Yield Index, up 1.4%. For the five years ended March 31, 2002, the Fund rose 6.3%, annualized, versus a 3.6% increase in the Salomon Smith Barney High Yield Index.

  PORTFOLIO SPECIFICS: The Fund's performance was in line with that of its benchmark this period. The strong relative performance of CCC-rated bonds negatively impacted the Fund, since its average quality rating is above CCC. Holdings among telecommunications and electric utilities issues also detracted from relative results.

  On the plus side, positions in a variety of industries helped returns. Top-performing holdings this period included Alliant Techsystems, an aerospace and defense technology firm; Stone Energy, an independent oil and gas producer; and HCA, a healthcare services provider. In February, Standard & Poor's raised the rating on HCA's notes to investment grade.

  MARKET OUTLOOK: Our outlook for the high yield bond market is positive given:

  - Expectations for continued improvement in the economy and corporate earnings

  - Steep yield curve, which gives banks and other financial services firms incentive to lend

  - Attractive spreads versus Treasuries, despite recent narrowing

  We don't expect the Federal Reserve to begin aggressively raising interest rates, since the economic recovery is in its early stages. We are closely monitoring the conflict in the Middle East and its effect on oil prices. However, our intense focus on company fundamentals -- not macroeconomic conditions -- will be the long-term driver of the Fund's total return.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND RETIREMENT SHARES WITH THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/02                       SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -0.64%                                 6.29%                           7.98%

[CHART]

            HIGH YIELD
             BOND FUND      SALOMON SMITH BARNEY
         Retirement Shares      High Yield Index
7/31/96            250,000               250,000
8/96               256,780               252,588
9/96               265,702               258,511
10/96              268,927               261,475
11/96              273,926               266,483
12/96              278,314               268,592
1/97               283,685               270,620
2/97               289,776               275,226
3/97               284,740               272,389
4/97               285,969               274,334
5/97               298,355               279,884
6/97               305,705               284,607
7/97               315,198               291,126
8/97               318,279               291,858
9/97               331,438               296,966
10/97              332,537               299,352
11/97              336,209               300,873
12/97              337,882               304,022
1/98               349,162               310,902
2/98               353,474               313,005
3/98               357,326               316,384
4/98               360,503               318,103
5/98               361,564               318,951
6/98               363,444               319,664
7/98               366,798               322,220
8/98               346,504               300,620
9/98               338,199               304,327
10/98              329,809               300,141
11/98              349,778               315,208
12/98              353,159               314,980
1/99               361,234               319,699
2/99               360,705               317,012
3/99               363,377               319,693
4/99               374,002               326,388
5/99               369,987               321,260
6/99               372,230               320,539
7/99               374,483               321,235
8/99               371,599               317,412
9/99               371,449               315,015
10/99              372,224               312,864
11/99              380,164               317,766
12/99              386,897               320,438
1/00               387,057               317,789
2/00               390,727               318,545
3/00               386,070               312,065
4/00               389,146               313,305
5/00               385,409               308,947
6/00               395,091               315,884
7/00               397,567               319,314
8/00               394,961               321,692
9/00               388,362               318,242
10/00              378,337               308,821
11/00              361,700               296,193
12/00              371,132               302,248
1/01               393,223               322,610
2/01               397,886               326,449
3/01               386,134               320,508
4/01               382,316               315,796
5/01               383,846               320,849
6/01               374,183               312,026
7/01               378,116               317,892
8/01               380,789               322,215
9/01               357,523               299,016
10/01              369,493               308,943
11/01              380,896               320,683
12/01              378,715               318,630
1/02               378,418               320,001
2/02               376,593               316,513
3/31/02            386,298               324,932

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Salomon Smith Barney High Yield Index ("SSBHY") for the periods indicated. The Fund's Class R shares were first available on July 24, 2000. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The SSBHY Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the US and Canada. The Index includes cash-pay and deferred-interest securities. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS -- 91.6%
---------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 1.0%
  Foamex L.P./Capital Corp. 144A
    10.750%, 04/01/09................  $  725,000   $   743,125
                                                    -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Alliant Techsystems, Inc. 144A
    8.500%, 05/15/11.................     425,000       452,625
                                                    -----------
AIRLINES -- 1.9%
  Delta Air Lines, Inc.
    7.700%, 12/15/05.................   1,405,000     1,382,239
                                                    -----------
APPAREL MANUFACTURERS -- 0.8%
  Phillips Van-Heusen Corp. 144A
    9.500%, 05/01/08.................     580,000       580,000
                                                    -----------
APPLIANCES -- 1.9%
  Salton, Inc.
    10.750%, 12/15/05................   1,380,000     1,369,650
                                                    -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 0.8%
  Dura Operating Corp. Ser. D
    9.000%, 05/01/09.................     555,000       552,225
                                                    -----------
AUTO/TRUCK PARTS & EQUIPMENT -- REPLACEMENT -- 0.4%
  CSK Auto, Inc.# 144A
    12.000%, 06/15/06................     295,000       312,700
                                                    -----------
BROADCAST SERVICES/PROGRAMMING -- 2.0%
  Echostar DBS Corp.
    9.375%, 02/01/09.................   1,400,000     1,456,000
                                                    -----------
BUILDING -- MAINTENANCE & SERVICE -- 0.2%
  Integrated Electrical
    Services, Inc. Ser. C
    9.375%, 02/01/09.................     157,000       144,440
                                                    -----------
BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.6%
  Standard-Pacific Corp.
    9.500%, 09/15/10.................     410,000       426,912
                                                    -----------
CABLE TV -- 5.3%
  Adelphia Communications Corp.
    10.250%, 11/01/06................     725,000       674,250
  Charter Communications Holdings LLC
    10.250%, 01/15/10................   1,340,000     1,306,500
  FrontierVision Operating Partners,
    L.P.
    11.000%, 10/15/06................     705,000       690,900
  LodgeNet Entertainment Corp. #
    10.250%, 12/15/06................   1,115,000     1,142,875
                                                    -----------
                                                      3,814,525
                                                    -----------
CASINO HOTELS -- 1.0%
  Aztar Corp.
    9.000%, 08/15/11.................     510,000       530,400
  Boyd Gaming Corp.
    9.500%, 07/15/07.................     165,000       171,600
                                                    -----------
                                                        702,000
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

CASINO SERVICES -- 3.3%
  Alliance Gaming Corp.
    10.000%, 08/01/07................  $  895,000   $   938,631
  Anchor Gaming
    9.875%, 10/15/08.................   1,265,000     1,410,475
                                                    -----------
                                                      2,349,106
                                                    -----------
CELLULAR TELECOMMUNICATIONS -- 4.7%
  Crown Castle International Corp.
    10.750%, 08/01/11................   1,605,000     1,444,500
  Nextel Communications, Inc.
    12.000%, 11/01/08................   1,000,000       760,000
  Nextel Communications, Inc.
    0.000% (until 10/31/02,
    thereafter 9.750% to maturity),
    10/31/07.........................     625,000       403,125
  Triton PSC, Inc. 144A
    9.375%, 02/01/11.................     785,000       747,712
                                                    -----------
                                                      3,355,337
                                                    -----------
CHEMICALS -- SPECIALTY -- 1.2%
  OM Group, Inc. 144A
    9.250%, 12/15/11.................     820,000       852,800
                                                    -----------
COMMERCIAL SERVICES -- 0.9%
  Iron Mountain, Inc.
    8.625%, 04/01/13.................     380,000       399,000
  Iron Mountain, Inc.
    8.750%, 09/30/09.................     225,000       234,000
                                                    -----------
                                                        633,000
                                                    -----------
COMMERCIAL SERVICES -- FINANCE -- 1.0%
  Metris Co., Inc.
    10.125%, 07/15/06................     730,000       704,450
                                                    -----------
CRUISE LINES -- 1.2%
  Royal Caribbean Cruises, Ltd.
    8.750%, 02/02/11.................     855,000       825,075
                                                    -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.5%
  Fairchild Semiconductor Corp.
    10.500%, 02/01/09................   1,000,000     1,102,500
                                                    -----------
FINANCE -- AUTO LOANS -- 0.7%
  AmeriCredit Corp. 144A
    9.875%, 04/15/06.................     495,000       499,950
                                                    -----------
FINANCE -- OTHER SERVICES -- 0.8%
  ACME Intermediate Holdings Cl. B
    0.000% (until 9/30/02, thereafter
    12.000% to maturity), 09/30/05...     650,000       559,000
                                                    -----------
FOOD -- RETAIL -- 1.3%
  The Great Atlantic & Pacific Tea
    Co., Inc.
    9.125%, 12/15/11.................     850,000       892,500
                                                    -----------
FOOD -- WHOLESALE/DISTRIBUTION -- 2.4%
  Fleming Cos., Inc. Ser. B
    10.500%, 12/01/04................     715,000       731,087

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
FOOD -- WHOLESALE/DISTRIBUTION (CONTINUED)
  Fleming Cos., Inc. Ser. B
    10.625%, 07/31/07................  $  930,000   $   947,437
                                                    -----------
                                                      1,678,524
                                                    -----------
FUNERAL SERVICES & RELATED ITEMS -- 1.1%
  Stewart Enterprises, Inc.
    10.750%, 07/01/08................     425,000       467,500
  Stewart Enterprises, Inc.
    6.400%, 05/01/03.................     300,000       299,625
                                                    -----------
                                                        767,125
                                                    -----------
GAMBLING (NON-HOTEL) -- 2.9%
  Argosy Gaming Co.
    10.750%, 06/01/09................     750,000       826,875
  Isle of Capri Casinos, Inc.
    8.750%, 04/15/09.................   1,240,000     1,240,000
                                                    -----------
                                                      2,066,875
                                                    -----------
HAZARDOUS WASTE DISPOSAL -- 0.6%
  Stericycle, Inc. Cl. B
    12.375%, 11/15/09................     373,000       432,680
                                                    -----------
HOTELS & MOTELS -- 1.3%
  Extended Stay America, Inc.
    9.875%, 06/15/11.................     860,000       898,700
                                                    -----------
MEDICAL -- DRUGS -- 1.2%
  Warner Chilcott, Inc. Ser. B
    12.625%, 02/15/08................     725,000       830,125
                                                    -----------
MEDICAL -- HMO -- 0.8%
  Rotech Healthcare, Inc.
    9.500%, 04/01/12.................     575,000       593,687
                                                    -----------
MEDICAL -- HOSPITALS -- 1.3%
  Triad Hospitals Holdings, Inc.
    Ser. B
    11.000%, 05/15/09................     825,000       921,937
                                                    -----------
MEDICAL -- NURSING HOMES -- 1.8%
  Beverly Enterprises, Inc.
    9.000%, 02/15/06.................   1,235,000     1,253,525
                                                    -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.6%
  Select Medical Corp.
    9.500%, 06/15/09.................   1,098,000     1,130,940
                                                    -----------
METAL -- ALUMINUM -- 1.3%
  Kaiser Aluminum Corp.
    9.875%, 02/15/02.................   1,235,000       907,725
                                                    -----------
MULTIMEDIA -- 0.7%
  Entravision Comm Corp. 144A
    8.125%, 03/15/09.................     490,000       494,900
                                                    -----------
NON-HAZARDOUS WASTE DISPOSAL -- 1.7%
  Allied Waste NA Ser. B
    10.000%, 08/01/09................   1,220,000     1,235,250
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

OIL COMPANIES -- EXPLORATION & PRODUCTION -- 0.8%
  Stone Energy Corp.
    8.250%, 12/15/11.................  $  575,000   $   587,938
                                                    -----------
OIL REFINING & MARKETING -- 1.1%
  Clark Refining & Marketing, Inc.
    8.375%, 11/15/07.................     230,000       215,050
  Clark Refining & Marketing, Inc.
    8.875%, 11/15/07.................     590,000       536,900
                                                    -----------
                                                        751,950
                                                    -----------
PHARMACY SERVICES -- 0.7%
  AdvancePCS
    8.500%, 04/01/08.................     495,000       514,800
                                                    -----------
RACETRACKS -- 1.0%
  Penn National Gaming, Inc. Ser. B#
    11.125%, 03/01/08................     670,000       720,250
                                                    -----------
RADIO -- 4.3%
  Cumulus Media, Inc.
    10.375%, 07/01/08................     600,000       644,250
  Entercom Radio/Capital
    7.625%, 03/01/14.................     380,000       380,000
  Salem Communications Holding Corp.
    Ser. B
    9.000%, 07/01/11.................     945,000       980,438
  Spanish Broadcasting System, Inc.
    9.625%, 11/01/09.................     990,000     1,034,550
                                                    -----------
                                                      3,039,238
                                                    -----------
RECREATIONAL CENTERS -- 1.6%
  Bally Total Fitness Holdings Corp.
    Ser. D
    9.875%, 10/15/07.................   1,170,000     1,172,925
                                                    -----------
RENTAL AUTO/EQUIPMENT -- 1.9%
  United Rentals, Inc. Ser. B
    9.500%, 06/01/08.................   1,090,000     1,122,700
  United Rentals, Inc. Ser. B
    9.000%, 04/01/09.................     210,000       212,625
                                                    -----------
                                                      1,335,325
                                                    -----------
RESEARCH & DEVELOPMENT -- 1.2%
  Aaipharma, Inc. 144A
    11.000%, 04/01/10................     820,000       820,000
                                                    -----------
RESORTS/THEME PARKS -- 1.4%
  Premier Parks, Inc.
    9.750%, 06/15/07.................     970,000     1,017,288
                                                    -----------
RETAIL -- ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    9.250%, 07/01/09.................   1,160,000     1,236,850
                                                    -----------
RETAIL -- AUTO PARTS -- 2.0%
  Advance Stores Co., Inc. Ser. B
    10.250%, 04/15/08................     875,000       925,313
  Advance Stores Co., Inc. 144A
    10.250%, 04/15/08................     500,000       528,750
                                                    -----------
                                                      1,454,063
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------
CORPORATE BONDS (Continued)
---------------------------------------------------------------
RETAIL -- AUTOMOBILE -- 1.5%
  United Auto Group, Inc. 144A
    9.625%, 03/15/12.................  $1,055,000   $ 1,082,694
                                                    -----------
RETAIL -- DISCOUNT -- 1.9%
  Tuesday Morning Corp. Ser. B#
    11.000%, 12/15/07................   1,314,000     1,379,700
                                                    -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.7%
  J.C. Penny Co., Inc.#
    7.600%, 04/01/07.................   1,225,000     1,194,375
                                                    -----------
RETAIL -- OFFICE SUPPLIES -- 0.8%
  Office Depot, Inc.#
    10.000%, 07/15/08................     495,000       549,450
                                                    -----------
RETAIL -- RESTAURANTS -- 2.8%
  Foodmaker, Inc.
    8.375%, 04/15/08.................     905,000       925,363
  Tricon Global Restaurants, Inc.
    8.875%, 04/15/11.................   1,000,000     1,055,000
                                                    -----------
                                                      1,980,363
                                                    -----------
RETAIL -- VIDEO RENTAL -- 1.3%
  Hollywood Entertainment Corp.
    Ser. B
    10.625%, 08/15/04................     925,000       945,813
                                                    -----------
RETAIL -- VISION SERVICE CENTER -- 0.5%
  Cole National Group, Inc.
    9.875%, 12/31/06.................     255,000       260,100
  Cole National Group, Inc.
    8.625%, 08/15/07.................      85,000        83,087
                                                    -----------
                                                        343,187
                                                    -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 1.4%
  Sovereign Bancorp., Inc.
    8.625%, 03/15/04.................   1,000,000     1,029,144
                                                    -----------
SEMICONDUCTOR EQUIPMENT -- 1.7%
  Amkor Technology, Inc.
    10.500%, 05/01/09................   1,215,000     1,199,813
                                                    -----------
SPECIAL PURPOSE ENTITY -- 2.8%
  GS Escrow Corp 144A
    7.125%, 08/01/05.................   1,040,000     1,029,434
  Hanger Orthopedic Group
    11.250%, 06/15/09................   1,000,000       995,000
                                                    -----------
                                                      2,024,434
                                                    -----------
TELECOMMUNICATIONS SERVICES -- 1.2%
  Pac-West Telecom, Inc.
    13.500%, 02/01/09................     300,000       114,000
  Time Warner Telecom, Inc.
    10.125%, 02/01/11................     910,000       623,350
  Time Warner Telecom, Inc.
    9.750%, 07/15/08.................     155,000       106,950
                                                    -----------
                                                        844,300
                                                    -----------
                                       PRINCIPAL
                                         AMOUNT        VALUE
---------------------------------------------------------------

TELEVISION -- 1.4%
  Sinclair Broadcast Group 144A
    8.750%, 12/15/11.................  $  960,000   $   986,400
                                                    -----------
TEXTILE -- HOME FURNISHINGS -- 0.9%
  Interface, Inc. 144A
    10.375%, 02/01/10................     625,000       657,031
                                                    -----------
TOYS -- 1.4%
  Hasbro, Inc.
    7.950%, 03/15/03.................     630,000       639,450
  Hasbro, Inc.
    8.500%, 03/15/06.................     365,000       375,950
                                                    -----------
                                                      1,015,400
                                                    -----------
VETERINARY DIAGNOSTICS -- 0.7%
  Vicar Operating, Inc. 144A
    9.875%, 12/01/09.................     500,000       525,000
                                                    -----------
WIRELESS EQUIPMENT -- 0.1%
  Spectrasite Holdings, Inc. Ser. B
    10.750%, 03/15/10................     120,000        57,000
                                                    -----------
TOTAL CORPORATE BONDS
  (Cost: $64,501,143)............................    65,386,883
                                                    -----------
---------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 6.7%
---------------------------------------------------------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 3.0%
  Celestica International, Inc.
    10.500%, 12/31/06................   1,000,000     1,050,000
  Flextronics International, Ltd.
    9.875%, 07/01/10.................   1,000,000     1,075,000
                                                    -----------
                                                      2,125,000
                                                    -----------
MOTION PICTURES & SERVICES -- 1.3%
  Alliance Atlantis
    Communications, Inc.
    13.000%, 12/15/09................     800,000       912,000
                                                    -----------
MEDICAL -- DRUGS -- 0.9%
  Biovail Corp.
    7.875%, 04/01/10.................     655,000       650,906
                                                    -----------
MULTIMEDIA -- 0.9%
  Corus Entertainment, Inc. 144A
    8.750%, 03/01/12.................     625,000       645,313
                                                    -----------
RESORTS/THEME PARKS -- 0.6%
  Intrawest Corp.
    10.500%, 02/01/10................     441,000       463,050
                                                    -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $4,553,468).............................     4,796,269
                                                    -----------

TOTAL INVESTMENTS -- 98.3%
  (Cost: $69,054,611)..........................   70,183,152
OTHER ASSETS IN EXCESS OF LIABILITIES --
1.7%...........................................    1,185,771
                                                 -----------
NET ASSETS -- 100.0%...........................  $71,368,923
                                                 -----------
                                                 -----------
---------------

                    #   Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated

                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(2)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL EQUITY FUNDS
WORLDWIDE GROWTH
  01/2/02 (commenced) to
    03/31/02                $13.93         $(0.02)         $  0.04            --           --       $13.95
GLOBAL SELECT
  01/2/02 (commenced) to
    03/31/02                $13.02         $(0.02)         $  0.65            --           --       $13.65
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/02                $19.13         $ 0.02          $ (2.08)           --           --       $17.07
  For the year ended
    03/31/01                 31.84          (0.03)          (11.26)           --        (1.42)       19.13
  06/1/99 (commenced) to
    03/31/00                 20.01          (0.20)           12.03            --           --        31.84
INTERNATIONAL SMALL CAP
  GROWTH
  01/2/02 (commenced) to
    03/31/02                $22.09         $(0.05)         $  0.67            --           --       $22.71
EMERGING COUNTRIES
  For the year ended
    03/31/02                $11.13         $ 0.00          $  0.99            --           --       $12.12
  For the year ended
    03/31/01                 23.67          (0.07)          (10.84)           --        (1.63)       11.13
  06/1/99 (commenced) to
    03/31/00                 15.26          (0.17)            8.58            --           --        23.67
PACIFIC RIM
  01/2/02 (commenced) to
    03/31/02                $ 6.49         $ 0.00          $  0.73            --           --       $ 7.22
LATIN AMERICA
  01/2/02 (commenced) to
    03/31/02                $ 9.07         $(0.02)         $  0.89            --           --       $ 9.94
                                             U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/02                $22.52         $(0.16)         $ (4.40)           --           --       $17.96
  For the year ended
    03/31/01                 49.77          (0.32)          (25.90)           --        (1.03)       22.52
  06/1/99 (commenced) to
    03/31/00                 28.61          (0.21)           21.37            --           --        49.77
MID CAP GROWTH
  For the year ended
    03/31/02                $13.57         $(0.12)         $ (2.09)           --           --       $11.36
  For the year ended
    03/31/01                 41.51          (0.18)          (20.03)           --        (7.73)       13.57
  06/1/99 (commenced) to
    03/31/00                 18.94          (0.09)           22.66            --           --        41.51
SMALL CAP GROWTH
  For the year ended
    03/31/02                $ 9.55         $(0.07)         $  0.06            --           --       $ 9.54
  For the year ended
    03/31/01                 27.05          (0.06)          (12.36)           --        (5.08)        9.55
  06/1/99 (commenced) to
    03/31/00                 13.86          (0.15)           13.69            --        (0.35)       27.05
VALUE
  For the year ended
    03/31/02                $23.39         $ 0.15          $  1.26        $(0.04)      $(0.37)      $24.39
  For the year ended
    03/31/01                 21.74           0.18             1.63         (0.16)          --        23.39
  06/1/99 (commenced) to
    03/31/00                 22.33           0.12            (0.71)           --           --        21.74
                                          U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/02                $12.75         $ 0.76          $ (0.47)       $(0.70)      $(0.13)      $12.21
  For the year ended
    03/31/01                 12.12           0.81             0.57         (0.75)          --        12.75
  06/1/99 (commenced) to
    03/31/00                 12.66           0.65            (0.51)        (0.68)          --        12.12
HIGH YIELD BOND
  For the year ended
    03/31/02 (1)            $10.83         $ 0.83          $ (0.92)       $(0.93)          --       $ 9.81
  08/15/00 (commenced) to
    03/31/01                 11.85           0.81            (1.02)        (0.81)          --        10.83

----------------------------------

(1) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets to 8.20% from 8.35%. Per share ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
(6) This calculation includes expenses not part of the expense reimbursement calculation.
(7)  Actual amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                 RATIOS TO AVERAGE NET ASSETS(5)
                                      ------------------------------------------------------
                                                                   EXPENSE                     FUND'S
                                           NET                 (REIMBURSEMENTS)               PORTFOLIO  NET ASSETS
                             TOTAL     INVESTMENT     TOTAL    ----------------      NET      TURNOVER     ENDING
                           RETURN(3)  INCOME (LOSS)  EXPENSES     RECOUPMENT     EXPENSES(6)    RATE     (IN 000'S)
-------------------------------------------------------------------------------------------------------------------
                                            INTERNATIONAL EQUITY FUNDS
WORLDWIDE GROWTH
  01/2/02 (commenced) to
    03/31/02                  0.43%        (0.66%)     1.63%          (0.03%)        1.60%       280%     $   150(7)
GLOBAL SELECT
  01/2/02 (commenced) to
    03/31/02                  5.16%        (0.70%)     1.56%          (0.11%)        1.45%       401%     $   157(7)
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/02                (10.77%)       (0.09%)     1.61%           0.01%         1.62%       232%     $11,199
  For the year ended
    03/31/01                (36.17%)       (0.13%)     1.58%           0.08%         1.66%       234%      11,216
  06/1/99 (commenced) to
    03/31/00                 59.14%        (0.82%)     1.61%           0.04%         1.65%       158%      15,571
INTERNATIONAL SMALL CAP
  GROWTH
  01/2/02 (commenced) to
    03/31/02                  3.27%        (1.02%)     1.64%           0.00%         1.64%       168%     $   154(7)
EMERGING COUNTRIES
  For the year ended
    03/31/02                  8.89%         0.04%      2.11%          (0.20%)        1.91%       260%     $   120(7)
  For the year ended
    03/31/01                (47.01%)       (0.40%)     1.91%           0.10%         2.01%       244%         117(7)
  06/1/99 (commenced) to
    03/31/00                 55.11%        (1.26%)     1.99%          (0.05%)        1.94%       178%           1(7)
PACIFIC RIM
  01/2/02 (commenced) to
    03/31/02                 12.29%         0.00%      3.88%          (2.06%)        1.82%       390%     $   167(7)
LATIN AMERICA
  01/2/02 (commenced) to
    03/31/02                 10.08%        (1.01%)     4.62%          (2.68%)        1.94%       754%     $   164(7)
                                                 U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/02                (20.25%)       (0.79%)     1.35%          (0.10%)        1.25%       224%     $38,386
  For the year ended
    03/31/01                (53.35%)       (0.80%)     1.32%          (0.07%)        1.25%       160%      41,730
  06/1/99 (commenced) to
    03/31/00                 73.98%        (0.69%)     1.42%          (0.15%)        1.27%       154%      83,785
MID CAP GROWTH
  For the year ended
    03/31/02                (16.29%)       (0.94%)     1.32%          (0.07%)        1.25%       154%     $    13
  For the year ended
    03/31/01                (54.03%)       (0.86%)     1.34%          (0.09%)        1.25%       186%          68
  06/1/99 (commenced) to
    03/31/00                119.11%        (0.73%)     1.23%          (0.21%)        1.02%       115%          14
SMALL CAP GROWTH
  For the year ended
    03/31/02                 (0.10%)       (0.73%)     1.59%(4)        (0.11%)       1.48%       138%     $ 4,597
  For the year ended
    03/31/01                (49.67%)       (0.32%)     1.55%          (0.12%)        1.43%       120%       3,577
  06/1/99 (commenced) to
    03/31/00                 98.68%        (0.91%)     1.62%          (0.20%)        1.42%        88%       5,861
VALUE
  For the year ended
    03/31/02                  6.13%         0.63%      1.39%          (0.13%)        1.26%        99%     $11,423
  For the year ended
    03/31/01                  8.31%         0.78%      1.47%          (0.20%)        1.27%       120%       9,838
  06/1/99 (commenced) to
    03/31/00                 (2.21%)        0.70%      1.52%          (0.26%)        1.26%       140%       7,700
                                              U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/02                  2.32%         6.06%      1.22%          (0.51%)        0.71%       482%     $ 7,276
  For the year ended
    03/31/01                 11.78%         6.58%      1.45%          (0.73%)        0.72%       992%       5,043
  06/1/99 (commenced) to
    03/31/00                  1.20%         6.47%      1.39%          (0.69%)        0.70%       162%       2,810
HIGH YIELD BOND
  For the year ended
    03/31/02 (1)             (0.64%)        8.20%      1.26%          (0.27%)        0.99%       113%     $   132(7)
  08/15/00 (commenced) to
    03/31/01                  0.58%        11.29%      1.49%          (0.46%)        1.03%       132%         157(7)

----------------------------------

(1) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets to 8.20% from 8.35%. Per share ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
(6) This calculation includes expenses not part of the expense reimbursement calculation.
(7)  Actual amount.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002

                             WORLDWIDE       GLOBAL     INTERNATIONAL
                              GROWTH         SELECT      CORE GROWTH
ASSETS
Investments, at value*     $ 79,410,227   $40,988,879   $226,281,169
Foreign currencies, at
  value**                            --       504,323            998
Cash                                 --            --             --
Cash collateral received
  for securities loaned       1,375,187       986,495      9,298,997
Receivables:
  Investment securities
    sold                      3,743,415     1,512,584     13,767,299
  Capital shares sold            32,669       232,861         79,945
  Dividends                     125,957        41,619        639,203
  Foreign taxes
    receivable                   26,525         4,803        121,316
  Interest                           27            --             --
  From investment advisor            --            --             --
Unrealized gain on
  forward currency
  contracts                          --            --             --
Variation margin--futures
  contracts                          --            --             --
Other assets                     15,800         3,770         43,941
                           ------------   -----------   ------------
    Total Assets             84,729,807    44,275,334    250,232,868
                           ------------   -----------   ------------
LIABILITIES
Payables:
  Bank overdraft           $    260,815   $   381,975   $         --
  Investments purchased       4,534,748     1,605,366     14,286,270
  Capital shares redeemed         4,039            --         15,206
  Collateral on
    securities loaned         1,375,187       986,495      9,298,997
  To investment advisor          74,595        27,405        191,287
Unrealized loss on
  forward currency
  contracts                      12,653         3,411        111,356
Other Liabilities                92,823        51,625        211,346
                           ------------   -----------   ------------
    Total Liabilities         6,354,860     3,056,277     24,114,462
                           ------------   -----------   ------------
NET ASSETS                 $ 78,374,947   $41,219,057   $226,118,406
                           ------------   -----------   ------------
                           ------------   -----------   ------------

   * Investments, at cost  $ 72,614,586   $36,815,328   $211,532,971
                           ------------   -----------   ------------
                           ------------   -----------   ------------
  ** Foreign currencies,
    at cost                $         --   $   504,553   $      1,000
                           ------------   -----------   ------------
                           ------------   -----------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $124,142,813   $44,621,232   $311,576,441
Undistributed net
  investment income
  (loss)                         12,654       (23,018)       111,355
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (52,563,027)   (7,554,802)  (100,201,098)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       6,782,507     4,175,645     14,631,708
                           ------------   -----------   ------------
Net Assets applicable to
  all shares outstanding   $ 78,374,947   $41,219,057   $226,118,406
                           ------------   -----------   ------------
                           ------------   -----------   ------------
Net Assets of Retirement
  Shares                   $        150   $       157   $ 11,198,676
Net Assets of
  Institutional Shares       78,374,797    41,218,900    214,919,730
                           ------------   -----------   ------------
                           ------------   -----------   ------------
Retirement Shares
  Outstanding                        11            12        656,162
Institutional Shares
  Outstanding                 5,613,556     3,015,989     12,514,111
                           ------------   -----------   ------------
                           ------------   -----------   ------------
Net Asset Value --
  Retirement Share         $      13.95   $     13.65   $      17.07
Net Asset Value --
  Institutional Share      $      13.96   $     13.67   $      17.17
                           ------------   -----------   ------------
                           ------------   -----------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                            INTERNATIONAL      EMERGING       PACIFIC        LATIN        LARGE CAP       MID CAP       SMALL CAP
                           SMALL CAP GROWTH    COUNTRIES        RIM         AMERICA        GROWTH         GROWTH         GROWTH
ASSETS
Investments, at value*       $153,207,865    $115,622,655   $11,682,846   $ 3,986,822   $ 94,702,284   $111,466,174   $178,092,796
Foreign currencies, at
  value**                         226,084       2,393,672        41,844            16             --             --             --
Cash                                   --              --            --             3             --             --             --
Cash collateral received
  for securities loaned        20,825,063       2,119,932       582,830       123,595      1,276,500             --      9,469,940
Receivables:
  Investment securities
    sold                        9,738,551       4,905,398        45,836       126,140      5,954,409        373,544      3,015,907
  Capital shares sold             143,965         157,961        12,986        15,106        207,244        205,355        225,067
  Dividends                       342,256         571,278        39,123        23,052         42,268          4,036         28,261
  Foreign taxes
    receivable                     58,635           2,109            --            --             --             --             --
  Interest                             --              --            --            --             --             --             --
  From investment advisor              --              --         9,320         2,588             --             --             --
Unrealized gain on
  forward currency
  contracts                            --              --            --            --             --             --             --
Variation margin--futures
  contracts                            --              --            --            --             --             --             --
Other assets                       28,293          36,778         1,982         1,911         25,604         30,498         34,452
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
    Total Assets              184,570,712     125,809,783    12,416,767     4,279,233    102,208,309    112,079,607    190,866,423
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft             $ 13,423,899    $  2,534,707   $        --   $        --   $         --   $         --   $         --
  Investments purchased         5,423,270       3,775,876       314,336       133,977      4,628,032      1,563,240      3,471,512
  Capital shares redeemed          61,417              --            --            --         17,897          9,220          7,200
  Collateral on
    securities loaned          20,825,063       2,119,932       582,830       123,595      1,276,500             --      9,469,940
  To investment advisor           138,365         101,811            --            --         54,587         67,431        143,475
Unrealized loss on
  forward currency
  contracts                        76,292              --        14,215            --             --             --             --
Other Liabilities                 192,786         207,793        76,255        31,053         75,949         79,975        123,580
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
    Total Liabilities          40,141,092       8,740,119       987,636       288,625      6,052,965      1,719,866     13,215,707
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
NET ASSETS                   $144,429,620    $117,069,664   $11,429,131   $ 3,990,608   $ 96,155,344   $110,359,741   $177,650,716
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------

   * Investments, at cost    $141,744,786    $ 96,306,260   $10,468,972   $ 3,458,862   $ 87,725,600   $ 99,605,205   $161,628,035
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
  ** Foreign currencies,
    at cost                  $    225,933    $  2,390,005   $    41,816   $        16   $         --   $         --   $         --
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital              $210,994,407    $194,679,372   $12,743,209   $ 4,651,863   $178,962,416   $168,797,626   $227,901,092
Undistributed net
  investment income
  (loss)                           75,923        (236,931)       82,168        10,063             --             --             --
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                  (78,022,973)    (96,699,181)   (2,596,111)   (1,199,289)   (89,783,756)   (70,298,854)   (66,715,137)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies        11,382,263      19,326,404     1,199,865       527,971      6,976,684     11,860,969     16,464,761
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
Net Assets applicable to
  all shares outstanding     $144,429,620    $117,069,664   $11,429,131   $ 3,990,608   $ 96,155,344   $110,359,741   $177,650,716
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
Net Assets of Retirement
  Shares                     $        154    $        120   $       167   $       164   $ 38,386,069   $     13,114   $  4,597,477
Net Assets of
  Institutional Shares        144,429,466     117,069,544    11,428,964     3,990,444     57,769,275    110,346,627    173,053,239
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
Retirement Shares
  Outstanding                           7              10            23            17      2,137,260          1,154        481,821
Institutional Shares
  Outstanding                   6,357,601       9,649,606     1,582,858       401,165      3,195,146      9,677,434     18,042,637
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
Net Asset Value --
  Retirement Share           $      22.71    $      12.12   $      7.22   $      9.94   $      17.96   $      11.36   $       9.54
Net Asset Value --
  Institutional Share        $      22.72    $      12.13   $      7.22   $      9.95   $      18.08   $      11.40   $       9.59
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------
                             ------------    ------------   -----------   -----------   ------------   ------------   ------------

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                                                                              71

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- CONTINUED
MARCH 31, 2002

                                         HIGH QUALITY   HIGH YIELD
                              VALUE          BOND          BOND
ASSETS
Investments, at value*     $50,820,236   $49,809,486   $70,183,152
Foreign currencies, at
  value**                           --            --            --
Cash                                --         3,516            --
Cash collateral received
  for securities loaned             --            --            --
Receivables:
  Investment securities
    sold                       489,541     2,680,113     3,381,274
  Capital shares sold          171,746        74,419        80,943
  Dividends                     61,004            --            --
  Foreign taxes
    receivable                      --            --            --
  Interest                          --       609,702     1,842,986
  From investment advisor           --           550            --
Unrealized gain on
  forward currency
  contracts                         --        12,106            --
Variation margin--futures
  contracts                         --         7,031            --
Other assets                    17,639        15,934        18,359
                           -----------   -----------   -----------
    Total Assets            51,560,166    53,212,857    75,506,714
                           -----------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft           $        --   $        --   $ 2,290,288
  Investments purchased        699,760     1,944,428     1,759,562
  Capital shares redeemed           --            --            --
  Collateral on
    securities loaned               --            --            --
  To investment advisor         29,030            --        23,250
Unrealized loss on
  forward currency
  contracts                         --            --            --
Other Liabilities               49,801        64,407        64,691
                           -----------   -----------   -----------
    Total Liabilities          778,591     2,008,835     4,137,791
                           -----------   -----------   -----------
NET ASSETS                 $50,781,575   $51,204,022   $71,368,923
                           -----------   -----------   -----------
                           -----------   -----------   -----------

   * Investments, at cost  $45,565,197   $50,305,944   $69,054,611
                           -----------   -----------   -----------
                           -----------   -----------   -----------
  ** Foreign currencies,
    at cost                $        --   $        --   $        --
                           -----------   -----------   -----------
                           -----------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $47,582,565   $52,855,269   $79,389,733
Undistributed net
  investment income
  (loss)                       508,671         4,286        42,014
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (2,564,700)   (1,204,421)   (9,238,143)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      5,255,039      (451,112)    1,175,319
                           -----------   -----------   -----------
Net Assets applicable to
  all shares outstanding   $50,781,575   $51,204,022   $71,368,923
                           -----------   -----------   -----------
                           -----------   -----------   -----------
Net Assets of Retirement
  Shares                   $11,423,146   $ 7,276,007   $       132
Net Assets of
  Institutional Shares      39,358,429    43,928,015    71,368,791
                           -----------   -----------   -----------
                           -----------   -----------   -----------
Retirement Shares
  Outstanding                  468,277       595,965            13
Institutional Shares
  Outstanding                1,608,944     3,602,776     7,221,649
                           -----------   -----------   -----------
                           -----------   -----------   -----------
Net Asset Value --
  Retirement Share         $     24.39   $     12.21   $      9.81
Net Asset Value --
  Institutional Share      $     24.46   $     12.19   $      9.88
                           -----------   -----------   -----------
                           -----------   -----------   -----------

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                                                                              73

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2002

                                            WORLDWIDE       GLOBAL     INTERNATIONAL   INTERNATIONAL      EMERGING
                                             GROWTH         SELECT      CORE GROWTH   SMALL CAP GROWTH    COUNTRIES
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    735,805   $   203,308   $  3,041,785     $  2,473,298    $  1,926,552
Interest                                        72,728        21,665        430,233          259,994         107,334
Securities Lending                             283,707        23,101        384,720          366,434         346,087
                                          ------------   -----------   ------------     ------------    ------------
  Total Income                               1,092,240       248,074      3,856,738        3,099,726       2,379,973
                                          ------------   -----------   ------------     ------------    ------------
EXPENSES
Advisory fee                                   870,700       249,950      2,282,292        1,707,875       1,391,992
Accounting and administration fees              49,113        39,166        116,763          107,096          87,927
Custodian fees                                 136,029        53,649        217,851          262,363         350,807
Transfer agent fees and expenses                44,023        24,715         97,967           73,289          48,324
Shareholder servicing fees                          --            --         27,158               --              --
Administrative services                         87,070        31,244        228,229          170,983         116,294
Professional fees                               21,301         7,682         55,851           43,046          43,975
Shareholder reporting                               --           116             --               --              --
Registration fees                                9,801         9,784         36,512           15,589          27,558
Trustees' fees and expenses                      4,570         1,361         11,622           10,851          67,765
Interest and credit facility fee                 2,694         6,023          4,477            3,382          16,397
Insurance                                       21,221            48         42,687           36,904          32,815
Miscellaneous                                    5,328         4,798         21,733           12,649          16,322
                                          ------------   -----------   ------------     ------------    ------------
    Total Expenses                           1,251,850       428,536      3,143,142        2,444,027       2,200,176
Expenses (reimbursed)/recouped                 (72,933)      (44,587)        17,426          (25,633)       (232,934)
                                          ------------   -----------   ------------     ------------    ------------
  Net Expenses                               1,178,917       383,949      3,160,568        2,418,394       1,967,242
                                          ------------   -----------   ------------     ------------    ------------
NET INVESTMENT INCOME (LOSS)                   (86,677)     (135,875)       696,170          681,332         412,731
                                          ------------   -----------   ------------     ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (31,823,132)   (5,273,293)   (62,348,838)     (40,361,892)    (17,667,125)
  Foreign currency transactions               (177,035)      (60,379)      (219,826)         132,182        (624,995)
                                          ------------   -----------   ------------     ------------    ------------
    Net realized gain (loss)               (32,000,167)   (5,333,672)   (62,568,664)     (40,229,710)    (18,292,120)
                                          ------------   -----------   ------------     ------------    ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               20,701,544     5,307,602     36,181,540       26,556,721      25,653,692
  Other assets and liabilities
    denominated in foreign currencies           48,161        17,651       (100,078)         (75,461)         21,340
                                          ------------   -----------   ------------     ------------    ------------
      Net unrealized appreciation
        (depreciation)                      20,749,705     5,325,253     36,081,462       26,481,260      25,675,032
                                          ------------   -----------   ------------     ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS             (11,250,462)       (8,419)   (26,487,202)     (13,748,450)      7,382,912
                                          ------------   -----------   ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(11,337,139)  $  (144,294)  $(25,791,032)    $(13,067,118)   $  7,795,643
                                          ------------   -----------   ------------     ------------    ------------
                                          ------------   -----------   ------------     ------------    ------------
   *Foreign taxes withheld                $     77,417   $    11,693   $    379,060     $    329,129    $    318,256
                                          ------------   -----------   ------------     ------------    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                            PACIFIC       LATIN       LARGE CAP       MID CAP
                                              RIM        AMERICA       GROWTH         GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*          $   183,106   $  66,404   $    307,399   $    117,306
Interest                                       23,047       4,491         51,977        164,670
Securities Lending                              9,866      20,518        111,564         52,261
                                          -----------   ---------   ------------   ------------
  Total Income                                216,019      91,413        470,940        334,237
                                          -----------   ---------   ------------   ------------
EXPENSES
Advisory fee                                  100,105      45,843        756,754        823,179
Accounting and administration fees             43,383      43,172         69,959         69,799
Custodian fees                                168,985      51,915         32,142         48,762
Transfer agent fees and expenses               14,241      12,037         53,369         43,826
Shareholder servicing fees                         --          --        100,051            165
Administrative services                        10,010       3,667        100,900        109,757
Professional fees                               6,238       1,331         22,154         19,977
Shareholder reporting                             414          --         11,295             --
Registration fees                               5,028       2,544         27,411         23,916
Trustees' fees and expenses                       445         102          5,145          5,713
Interest and credit facility fee                  276       1,499          1,963          4,571
Insurance                                           8          18         19,646         30,399
Miscellaneous                                   8,616       3,290          7,838          5,862
                                          -----------   ---------   ------------   ------------
    Total Expenses                            357,749     165,418      1,208,627      1,185,926
Expenses (reimbursed)/recouped               (212,139)   (100,106)       (95,843)       (81,997)
                                          -----------   ---------   ------------   ------------
  Net Expenses                                145,610      65,312      1,112,784      1,103,929
                                          -----------   ---------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                   70,409      26,101       (641,844)      (769,692)
                                          -----------   ---------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (1,841,649)   (621,558)   (46,884,276)   (32,425,285)
  Foreign currency transactions                15,980     (16,038)            --             --
                                          -----------   ---------   ------------   ------------
    Net realized gain (loss)               (1,825,669)   (637,596)   (46,884,276)   (32,425,285)
                                          -----------   ---------   ------------   ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               1,303,851   1,023,618     25,262,395     14,639,983
  Other assets and liabilities
    denominated in foreign currencies         (13,492)        182             --             --
                                          -----------   ---------   ------------   ------------
      Net unrealized appreciation
        (depreciation)                      1,290,359   1,023,800     25,262,395     14,639,983
                                          -----------   ---------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS               (535,310)    386,204    (21,621,881)   (17,785,302)
                                          -----------   ---------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  (464,901)  $ 412,305   $(22,263,725)  $(18,554,994)
                                          -----------   ---------   ------------   ------------
                                          -----------   ---------   ------------   ------------
   *Foreign taxes withheld                $    16,741   $  27,565   $      4,019   $         --
                                          -----------   ---------   ------------   ------------

                                            SMALL CAP                  HIGH QUALITY   HIGH YIELD
                                             GROWTH         VALUE          BOND          BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    332,155   $ 1,091,654   $    18,542   $        --
Interest                                       349,896        35,254     3,415,836     6,061,775
Securities Lending                             559,315        20,777            --        20,366
                                          ------------   -----------   -----------   -----------
  Total Income                               1,241,366     1,147,685     3,434,378     6,082,141
                                          ------------   -----------   -----------   -----------
EXPENSES
Advisory fee                                 1,630,884       452,486       228,741       363,540
Accounting and administration fees              93,363        55,074        55,075        55,107
Custodian fees                                  98,168        28,812        81,395        41,961
Transfer agent fees and expenses                72,606        38,978        36,329        32,377
Shareholder servicing fees                       9,888        26,810        16,780            --
Administrative services                        163,088        60,332        50,831        60,590
Professional fees                               32,905        14,499        12,800        15,564
Shareholder reporting                            6,149         4,857         2,700         3,289
Registration fees                               27,022        19,360        17,302        38,699
Trustees' fees and expenses                      8,325         2,814         2,442         3,047
Interest and credit facility fee                 3,070         7,606         1,427         2,249
Insurance                                       34,496         4,153         2,844         2,916
Miscellaneous                                   14,218         4,193         4,121         4,327
                                          ------------   -----------   -----------   -----------
    Total Expenses                           2,194,182       719,974       512,787       623,666
Expenses (reimbursed)/recouped                (188,999)      (80,967)     (262,028)     (165,366)
                                          ------------   -----------   -----------   -----------
  Net Expenses                               2,005,183       639,007       250,759       458,300
                                          ------------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                  (763,817)      508,678     3,183,619     5,623,841
                                          ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (35,645,098)   (1,957,311)   (1,061,967)   (7,984,095)
  Foreign currency transactions                     --            --       (92,046)           --
                                          ------------   -----------   -----------   -----------
    Net realized gain (loss)               (35,645,098)   (1,957,311)   (1,154,013)   (7,984,095)
                                          ------------   -----------   -----------   -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               33,116,067     4,460,226      (799,544)    3,580,353
  Other assets and liabilities
    denominated in foreign currencies               --            --        (6,827)           --
                                          ------------   -----------   -----------   -----------
      Net unrealized appreciation
        (depreciation)                      33,116,067     4,460,226      (806,371)    3,580,353
                                          ------------   -----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS              (2,529,031)    2,502,915    (1,960,384)   (4,403,742)
                                          ------------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ (3,292,848)  $ 3,011,593   $ 1,223,235   $ 1,220,099
                                          ------------   -----------   -----------   -----------
                                          ------------   -----------   -----------   -----------
   *Foreign taxes withheld                $      1,552   $        --   $        --   $        --
                                          ------------   -----------   -----------   -----------

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                                                                              75

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31

                                                WORLDWIDE GROWTH              GLOBAL SELECT
                                          --------------------------------------------------------
                                              2002           2001           2002          2001
                                          -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $    (86,677)  $   (453,683)  $  (135,875)  $   (42,394)
  Net realized gain (loss)                 (32,000,167)   (15,097,837)   (5,333,672)   (1,302,951)
  Net unrealized appreciation
    (depreciation)                          20,749,705    (69,148,280)    5,325,253    (7,289,569)
                                          ------------   ------------   -----------   -----------
    Net increase (decrease) in net
      assets from investment operations    (11,337,139)   (84,699,800)     (144,294)   (8,634,914)
                                          ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                --             --            --            --
    Institutional Class                             --             --            --            --
  From net realized gains
    Retirement Class                                --             --            --            --
    Institutional Class                             --    (31,847,742)           --    (6,603,739)
                                          ------------   ------------   -----------   -----------
    Total distributions                             --    (31,847,742)           --    (6,603,739)
                                          ------------   ------------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                               150             --           150            --
    Institutional Class                     17,820,995     14,287,630    33,703,058     7,254,756
  Distributions reinvested
    Retirement Class                                --             --            --            --
    Institutional Class                             --     29,969,802            --     6,579,771
  Cost of shares redeemed
    Retirement Class                                --             --            --            --
    Institutional Class                    (26,826,716)   (17,722,833)   (7,363,152)   (8,314,191)
                                          ------------   ------------   -----------   -----------
    Net increase (decrease) in net
      assets from share transactions        (9,005,571)    26,534,599    26,340,056     5,520,336
                                          ------------   ------------   -----------   -----------
    Net Increase (Decrease) in Net
      Assets                               (20,342,710)   (90,012,943)   26,195,762    (9,718,317)
NET ASSETS
  Beginning                                 98,717,657    188,730,600    15,023,295    24,741,612
                                          ------------   ------------   -----------   -----------
  Ending                                  $ 78,374,947   $ 98,717,657   $41,219,057   $15,023,295
                                          ------------   ------------   -----------   -----------
                                          ------------   ------------   -----------   -----------
Undistributed net investment income
  (loss), ending                          $     12,654   $   (134,499)  $   (23,018)  $   (31,530)
                                          ------------   ------------   -----------   -----------
                                          ------------   ------------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                       11             --            12            --
  Distributions reinvested                          --             --            --            --
  Shares redeemed                                   --             --            --            --
                                          ------------   ------------   -----------   -----------
                                          ------------   ------------   -----------   -----------
  Net Retirement Share Activity                     11             --            12            --
                                          ------------   ------------   -----------   -----------
                                          ------------   ------------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                1,144,845        466,191     2,447,740       306,893
  Distributions reinvested                          --      1,427,813            --       424,228
  Shares redeemed                           (1,784,523)      (517,499)     (600,345)     (337,791)
                                          ------------   ------------   -----------   -----------
  Net Institutional Share Activity            (639,678)     1,376,505     1,847,395       393,330
                                          ------------   ------------   -----------   -----------
                                          ------------   ------------   -----------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                            INTERNATIONAL CORE GROWTH    INTERNATIONAL SMALL CAP GROWTH
                                          --------------------------------------------------------------
                                              2002            2001            2002            2001
                                          -------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $    696,170   $     382,769   $    681,332    $    (583,401)
  Net realized gain (loss)                 (62,568,664)    (37,512,798)   (40,229,710)     (36,644,339)
  Net unrealized appreciation
    (depreciation)                          36,081,462     (87,133,736)    26,481,260      (79,018,521)
                                          ------------   -------------   ------------    -------------
    Net increase (decrease) in net
      assets from investment operations    (25,791,032)   (124,263,765)   (13,067,118)    (116,246,261)
                                          ------------   -------------   ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                --              --             --               --
    Institutional Class                             --              --             --         (744,987)
  From net realized gains
    Retirement Class                                --        (752,869)            --               --
    Institutional Class                             --     (15,150,877)            --      (50,655,699)
                                          ------------   -------------   ------------    -------------
    Total distributions                             --     (15,903,746)            --      (51,400,686)
                                          ------------   -------------   ------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                         5,824,250      11,270,449            150               --
    Institutional Class                     62,299,497     142,156,768     18,031,605      158,311,493
  Distributions reinvested
    Retirement Class                                --         752,866             --               --
    Institutional Class                             --      14,272,439             --       48,355,407
  Cost of shares redeemed
    Retirement Class                        (4,618,105)     (9,585,072)            --               --
    Institutional Class                    (38,414,791)   (110,988,555)   (54,469,180)    (115,244,595)
                                          ------------   -------------   ------------    -------------
    Net increase (decrease) in net
      assets from share transactions        25,090,851      47,878,895    (36,437,425)      91,422,305
                                          ------------   -------------   ------------    -------------
    Net Increase (Decrease) in Net
      Assets                                  (700,181)    (92,288,616)   (49,504,543)     (76,224,642)
NET ASSETS
  Beginning                                226,818,587     319,107,203    193,934,163      270,158,805
                                          ------------   -------------   ------------    -------------
  Ending                                  $226,118,406   $ 226,818,587   $144,429,620    $ 193,934,163
                                          ------------   -------------   ------------    -------------
                                          ------------   -------------   ------------    -------------
Undistributed net investment income
  (loss), ending                          $    111,355   $    (632,531)  $     75,923    $  (1,506,115)
                                          ------------   -------------   ------------    -------------
                                          ------------   -------------   ------------    -------------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                  317,724         444,114              7               --
  Distributions reinvested                          --          32,977             --               --
  Shares redeemed                             (247,739)       (379,931)            --               --
                                          ------------   -------------   ------------    -------------
                                          ------------   -------------   ------------    -------------
  Net Retirement Share Activity                 69,985          97,160              7               --
                                          ------------   -------------   ------------    -------------
                                          ------------   -------------   ------------    -------------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                3,502,388       5,159,851        774,633        4,036,220
  Distributions reinvested                          --         623,251             --        1,681,927
  Shares redeemed                           (2,212,809)     (4,078,696)    (2,373,067)      (3,039,703)
                                          ------------   -------------   ------------    -------------
  Net Institutional Share Activity           1,289,579       1,704,406     (1,598,434)       2,678,444
                                          ------------   -------------   ------------    -------------
                                          ------------   -------------   ------------    -------------

                                               EMERGING COUNTRIES               PACIFIC RIM
                                          ---------------------------------------------------------
                                              2002            2001           2002          2001
                                          -------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $    412,731   $    (269,424)  $    70,409   $   (14,561)
  Net realized gain (loss)                 (18,292,120)    (83,223,087)   (1,825,669)     (777,268)
  Net unrealized appreciation
    (depreciation)                          25,675,032     (72,846,131)    1,290,359      (395,293)
                                          ------------   -------------   -----------   -----------
    Net increase (decrease) in net
      assets from investment operations      7,795,643    (156,338,642)     (464,901)   (1,187,122)
                                          ------------   -------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                --              --            --            --
    Institutional Class                             --              --            --            --
  From net realized gains
    Retirement Class                                --             (16)           --            --
    Institutional Class                             --     (25,023,559)           --    (1,220,733)
                                          ------------   -------------   -----------   -----------
    Total distributions                             --     (25,023,575)           --    (1,220,733)
                                          ------------   -------------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                --              --           150            --
    Institutional Class                     63,346,504     103,833,938    10,805,074     2,008,237
  Distributions reinvested
    Retirement Class                                --              11            --            --
    Institutional Class                             --      19,117,400            --     1,220,230
  Cost of shares redeemed
    Retirement Class                               (11)           (376)           --            --
    Institutional Class                    (94,610,881)   (101,135,654)     (937,316)   (2,615,270)
                                          ------------   -------------   -----------   -----------
    Net increase (decrease) in net
      assets from share transactions       (31,264,388)     21,815,319     9,867,908       613,197
                                          ------------   -------------   -----------   -----------
    Net Increase (Decrease) in Net
      Assets                               (23,468,745)   (159,546,898)    9,403,007    (1,794,658)
NET ASSETS
  Beginning                                140,538,409     300,085,307     2,026,124     3,820,782
                                          ------------   -------------   -----------   -----------
  Ending                                  $117,069,664   $ 140,538,409   $11,429,131   $ 2,026,124
                                          ------------   -------------   -----------   -----------
                                          ------------   -------------   -----------   -----------
Undistributed net investment income
  (loss), ending                          $   (236,931)  $  (1,384,524)  $    82,168   $   (21,444)
                                          ------------   -------------   -----------   -----------
                                          ------------   -------------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                       --              --            23            --
  Distributions reinvested                          --               1            --            --
  Shares redeemed                                   --             (19)           --            --
                                          ------------   -------------   -----------   -----------
                                          ------------   -------------   -----------   -----------
  Net Retirement Share Activity                     --             (18)           23            --
                                          ------------   -------------   -----------   -----------
                                          ------------   -------------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                5,912,598       5,711,129     1,428,526       162,746
  Distributions reinvested                          --       1,481,002            --       143,556
  Shares redeemed                           (8,814,723)     (7,306,545)     (137,926)     (164,197)
                                          ------------   -------------   -----------   -----------
  Net Institutional Share Activity          (2,902,125)       (114,414)    1,290,600       142,105
                                          ------------   -------------   -----------   -----------
                                          ------------   -------------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                                LATIN AMERICA              LARGE CAP GROWTH
                                          -------------------------------------------------------
                                             2002          2001          2002           2001
                                          -----------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $   26,101   $    93,189   $   (641,844)  $   (854,158)
  Net realized gain (loss)                  (637,596)     (569,570)   (46,884,276)   (42,899,481)
  Net unrealized appreciation
    (depreciation)                         1,023,800    (1,372,331)    25,262,395    (48,818,835)
                                          ----------   -----------   ------------   ------------
    Net increase (decrease) in net
      assets from investment operations      412,305    (1,848,712)   (22,263,725)   (92,572,474)
                                          ----------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                              --            --             --             --
    Institutional Class                      (92,349)           --             --             --
  From net realized gains
    Retirement Class                              --            --             --     (1,881,665)
    Institutional Class                           --    (1,295,408)            --     (1,761,359)
                                          ----------   -----------   ------------   ------------
    Total distributions                      (92,349)   (1,295,408)            --     (3,643,024)
                                          ----------   -----------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                             150            --     12,441,238     15,963,489
    Institutional Class                      320,935       645,370     31,612,251     78,838,035
  Distributions reinvested
    Retirement Class                              --            --             --      1,881,664
    Institutional Class                       90,600     1,295,388             --      1,736,727
  Cost of shares redeemed
    Retirement Class                              --            --     (6,591,609)   (10,085,690)
    Institutional Class                     (729,744)      (84,802)   (21,655,522)   (11,273,172)
                                          ----------   -----------   ------------   ------------
    Net increase (decrease) in net
      assets from share transactions        (318,059)    1,855,956     15,806,358     77,061,053
                                          ----------   -----------   ------------   ------------
    Net Increase (Decrease) in Net
      Assets                                   1,897    (1,288,164)    (6,457,367)   (19,154,445)
NET ASSETS
  Beginning                                3,988,711     5,276,875    102,612,711    121,767,156
                                          ----------   -----------   ------------   ------------
  Ending                                  $3,990,608   $ 3,988,711   $ 96,155,344   $102,612,711
                                          ----------   -----------   ------------   ------------
                                          ----------   -----------   ------------   ------------
Undistributed net investment income
  (loss), ending                          $   10,063   $    92,350   $         --   $         --
                                          ----------   -----------   ------------   ------------
                                          ----------   -----------   ------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                     17            --        617,945        398,128
  Distributions reinvested                        --            --             --         56,236
  Shares redeemed                                 --            --       (334,096)      (284,235)
                                          ----------   -----------   ------------   ------------
                                          ----------   -----------   ------------   ------------
  Net Retirement Share Activity                   17            --        283,849        170,129
                                          ----------   -----------   ------------   ------------
                                          ----------   -----------   ------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                 34,818        58,790      1,596,541      2,184,005
  Distributions reinvested                    11,439       129,023             --         51,735
  Shares redeemed                            (81,851)       (6,540)    (1,093,620)      (305,310)
                                          ----------   -----------   ------------   ------------
  Net Institutional Share Activity           (35,594)      181,273        502,921      1,930,430
                                          ----------   -----------   ------------   ------------
                                          ----------   -----------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                 MID CAP GROWTH                SMALL CAP GROWTH
                                          ------------------------------------------------------------
                                              2002            2001           2002            2001
                                          -------------  --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $   (769,692)  $  (1,357,037)  $   (763,817)  $    (177,978)
  Net realized gain (loss)                 (32,425,285)     (8,905,966)   (35,645,098)     (6,015,446)
  Net unrealized appreciation
    (depreciation)                          14,639,983    (125,643,229)    33,116,067    (136,731,787)
                                          ------------   -------------   ------------   -------------
    Net increase (decrease) in net
      assets from investment operations    (18,554,994)   (135,906,232)    (3,292,848)   (142,925,211)
                                          ------------   -------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                --              --             --              --
    Institutional Class                             --              --             --              --
  From net realized gains
    Retirement Class                                --          (4,414)            --      (1,261,403)
    Institutional Class                             --     (47,068,553)            --     (56,521,457)
                                          ------------   -------------   ------------   -------------
    Total distributions                             --     (47,072,967)            --     (57,782,860)
                                          ------------   -------------   ------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                            17,580          96,328      2,192,478       2,475,041
    Institutional Class                     40,435,417      51,243,192     66,218,636      60,119,891
  Distributions reinvested
    Retirement Class                                --           4,395             --       1,261,386
    Institutional Class                             --      47,048,348             --      53,894,052
  Cost of shares redeemed
    Retirement Class                           (60,575)         (2,960)    (1,168,607)     (1,563,937)
    Institutional Class                    (25,498,159)    (53,781,088)   (27,897,943)    (56,296,713)
                                          ------------   -------------   ------------   -------------
    Net increase (decrease) in net
      assets from share transactions        14,894,263      44,608,215     39,344,564      59,889,720
                                          ------------   -------------   ------------   -------------
    Net Increase (Decrease) in Net
      Assets                                (3,660,731)   (138,370,984)    36,051,716    (140,818,351)
NET ASSETS
  Beginning                                114,020,472     252,391,456    141,599,000     282,417,351
                                          ------------   -------------   ------------   -------------
  Ending                                  $110,359,741   $ 114,020,472   $177,650,716   $ 141,599,000
                                          ------------   -------------   ------------   -------------
                                          ------------   -------------   ------------   -------------
Undistributed net investment income
  (loss), ending                          $         --   $          --   $         --   $          --
                                          ------------   -------------   ------------   -------------
                                          ------------   -------------   ------------   -------------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                    1,500           5,652        230,965         149,154
  Distributions reinvested                          --             231             --         105,732
  Shares redeemed                               (5,388)         (1,186)      (123,776)        (96,964)
                                          ------------   -------------   ------------   -------------
                                          ------------   -------------   ------------   -------------
  Net Retirement Share Activity                 (3,888)          4,697        107,189         157,922
                                          ------------   -------------   ------------   -------------
                                          ------------   -------------   ------------   -------------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                3,313,326       1,980,576      6,549,255       3,775,176
  Distributions reinvested                          --       2,468,434             --       4,509,963
  Shares redeemed                           (2,013,717)     (2,151,099)    (2,923,707)     (4,099,594)
                                          ------------   -------------   ------------   -------------
  Net Institutional Share Activity           1,299,609       2,297,911      3,625,548       4,185,545
                                          ------------   -------------   ------------   -------------
                                          ------------   -------------   ------------   -------------

                                                     VALUE                   HIGH QUALITY BOND
                                          ----------------------------------------------------------
                                              2002           2001           2002           2001
                                          -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $    508,678   $    432,765   $  3,183,619   $  1,899,488
  Net realized gain (loss)                  (1,957,311)     2,174,568     (1,154,013)       780,994
  Net unrealized appreciation
    (depreciation)                           4,460,226        867,460       (806,371)       779,643
                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets from investment operations      3,011,593      3,474,793      1,223,235      3,460,125
                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                           (18,078)       (62,811)      (375,378)      (265,529)
    Institutional Class                       (108,672)      (313,234)    (2,594,930)    (1,642,926)
  From net realized gains
    Retirement Class                          (170,830)            --        (74,728)            --
    Institutional Class                       (759,455)            --       (467,780)            --
                                          ------------   ------------   ------------   ------------
    Total distributions                     (1,057,035)      (376,045)    (3,512,816)    (1,908,455)
                                          ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                         3,198,953      3,196,109      3,335,461      2,405,349
    Institutional Class                     25,199,986     29,000,778     27,280,218     40,650,134
  Distributions reinvested
    Retirement Class                           188,908         62,789        450,103        265,526
    Institutional Class                        833,253        296,619      3,061,687      1,625,989
  Cost of shares redeemed
    Retirement Class                        (2,249,079)    (1,762,417)    (1,258,967)      (650,293)
    Institutional Class                    (34,855,005)    (8,267,939)   (31,320,460)   (16,622,039)
                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets from share transactions        (7,682,984)    22,525,939      1,548,042     27,674,666
                                          ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Net
      Assets                                (5,728,426)    25,624,687       (741,539)    29,226,336
NET ASSETS
  Beginning                                 56,510,001     30,885,314     51,945,561     22,719,225
                                          ------------   ------------   ------------   ------------
  Ending                                  $ 50,781,575   $ 56,510,001   $ 51,204,022   $ 51,945,561
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
Undistributed net investment income
  (loss), ending                          $    508,671   $    126,744   $      4,286   $   (102,924)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                  133,876        141,616        263,619        195,161
  Distributions reinvested                       8,188          2,707         36,078         21,553
  Shares redeemed                              (94,322)       (78,013)       (99,390)       (52,831)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
  Net Retirement Share Activity                 47,742         66,310        200,307        163,883
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                1,023,197      1,288,327      2,142,168      3,262,887
  Distributions reinvested                      36,040         12,785        245,391        131,187
  Shares redeemed                           (1,443,390)      (374,348)    (2,468,657)    (1,354,886)
                                          ------------   ------------   ------------   ------------
  Net Institutional Share Activity            (384,153)       926,764        (81,098)     2,039,188
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                                HIGH YIELD BOND
                                          ---------------------------
                                              2002           2001
                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            $  5,623,841   $ 2,682,993
  Net realized gain (loss)                  (7,984,095)   (1,118,256)
  Net unrealized appreciation
    (depreciation)                           3,580,353    (1,791,667)
                                          ------------   -----------
    Net increase (decrease) in net
     assets from investment operations       1,220,099      (226,930)
                                          ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                               (14)          (11)
    Institutional Class                     (5,787,529)   (2,685,171)
  From net realized gains
    Retirement Class                                --            --
    Institutional Class                             --            --
                                          ------------   -----------
    Total distributions                     (5,787,543)   (2,685,182)
                                          ------------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                 0           163
    Institutional Class                     43,802,930    29,075,385
  Distributions reinvested
    Retirement Class                                10             8
    Institutional Class                      5,239,535     2,064,335
  Cost of shares redeemed
    Retirement Class                               (20)           --
    Institutional Class                    (15,728,096)   (7,157,415)
                                          ------------   -----------
    Net increase (decrease) in net
     assets from share transactions         33,314,359    23,982,476
                                          ------------   -----------
    Net Increase (Decrease) in Net
     Assets                                 28,746,915    21,070,364
NET ASSETS
  Beginning                                 42,622,008    21,551,644
                                          ------------   -----------
  Ending                                  $ 71,368,923   $42,622,008
                                          ------------   -----------
                                          ------------   -----------
Undistributed net investment income
  (loss), ending                          $     42,014   $    29,784
                                          ------------   -----------
                                          ------------   -----------
RETIREMENT CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                       --            14
  Distributions reinvested                           1            --
  Shares redeemed                                   (2)           --
                                          ------------   -----------
                                          ------------   -----------
  Net Retirement Share Activity                     (1)           14
                                          ------------   -----------
                                          ------------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE
  ACTIVITY
  Shares sold                                4,305,162     2,581,278
  Distributions reinvested                     521,038       183,708
  Shares redeemed                           (1,543,949)     (628,397)
                                          ------------   -----------
  Net Institutional Share Activity           3,282,251     2,136,589
                                          ------------   -----------
                                          ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and thirteen Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge and distribution fees but have a shareholder servicing fee. The thirteen Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

  The market value of securities on loan and the related collateral at March 31, 2002 were:

                                          MARKET VALUE  COLLATERAL
FUND                                       (IN 000'S)   (IN 000'S)
----                                      ------------  ----------
Worldwide Growth........................    $ 1,307      $ 1,375
International Core Growth...............      8,828        9,299
International Small Cap Growth..........     19,799       20,825
Emerging Countries......................      2,017        2,120
Pacific Rim.............................        554          583
Latin America...........................        116          124
Large Cap Growth........................      1,216        1,277
Small Cap Growth........................      9,037        9,470

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the year ended March 31, 2002, the Funds had no borrowings against the line of credit.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects capital loss carryforwards as of March 31, 2002.

                                          CAPITAL LOSS
                                          CARRYFORWARD   EXPIRATION
FUND                                       (IN 000'S)       DATE
----                                      ------------  -------------
Worldwide Growth........................    $49,438         3/31/10
Global Select...........................      7,168         3/31/10
International Core Growth...............     15,101         3/31/09
                                             71,859         3/31/10
International Small Cap Growth..........      5,844         3/31/09
                                             62,195         3/31/10
Emerging Countries......................     33,556         3/31/09
                                             60,017         3/31/10
Pacific Rim.............................        406         3/31/09
                                              2,084         3/31/10
Latin America...........................        318         3/31/09
                                                832         3/31/10
Large Cap Growth........................      4,810         3/31/09
                                             75,903         3/31/10
Mid Cap Growth..........................     64,136         3/31/10
Small Cap Growth........................     57,918         3/31/10
Value...................................        950         3/31/10
High Quality Bond.......................         --              --
High Yield Bond.........................        197         3/31/09
                                              5,618         3/31/10

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

--------------------------------------------------------------------------------

                                                                              83
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--------------------------------------------------------------------------------

  The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                                DISTRIBUTION PAID FROM:
                           ------------------------------------------------------------------
                                           NET           TOTAL                      TOTAL
                            ORDINARY    LONG TERM       TAXABLE     TAX RETURN  DISTRIBUTIONS
FUND                         INCOME    CAPITAL GAIN  DISTRIBUTIONS  OF CAPITAL     PAID(1)
----                       ----------  ------------  -------------  ----------  -------------
Worldwide Growth.........          --          --             --           --            --
Global Select............          --          --             --           --            --
International Core
  Growth.................          --          --             --           --            --
International Small Cap
  Growth.................          --          --             --           --            --
Emerging Countries.......          --          --             --           --            --
Pacific Rim..............          --          --             --           --            --
Latin America............      92,349          --         92,349           --        92,349
Large Cap Growth.........          --          --             --           --            --
Mid Cap Growth...........          --          --             --           --            --
Small Cap Growth.........          --          --             --           --            --
Value....................     760,884     296,151      1,057,035           --     1,057,035
High Quality Bond........   3,512,816          --      3,512,816           --     3,512,816
High Yield Bond..........   5,787,543          --      5,787,543           --     5,787,543

  As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                     COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
                           --------------------------------------------------------------------------------------------------
                           UNDISTRIBUTED  UNDISTRIBUTED                 ACCUMULATED         UNREALIZED            TOTAL
                             ORDINARY       LONG-TERM    ACCUMULATED    CAPITAL AND       APPRECIATION/        ACCUMULATED
FUND                          INCOME      CAPITAL GAINS   EARNINGS      OTHER LOSSES      (DEPRECIATION)    EARNING/(DEFICIT)
----                       -------------  -------------  -----------    ------------      --------------    -----------------
Worldwide Growth.........          --             --            --      (51,883,316)(2)     6,115,450(7)       (45,767,866)
Global Select............          --             --            --       (7,194,831)(3)     3,792,656(7)        (3,402,175)
International Core
  Growth.................          --             --            --      (98,812,200)(4)    13,354,165(7)       (85,458,035)
International Small Cap
  Growth.................          --             --            --      (76,691,897)(4)    10,127,110(8)       (66,564,787)
Emerging Countries.......          --             --            --      (95,391,207)(11)   17,781,500(9)       (77,609,707)
Pacific Rim..............      67,954             --        67,954       (2,489,981)(5)     1,107,949(7)        (1,314,078)
Latin America............      10,063             --        10,063       (1,150,089)(5)       478,771(9)          (661,255)
Large Cap Growth.........          --             --            --      (89,553,446)(4)     6,746,374(9)       (82,807,072)
Mid Cap Growth...........          --             --            --      (70,050,914)(2)    11,613,029(9)       (58,437,885)
Small Cap Growth.........          --             --            --      (65,190,247)(2)    14,939,870(9)       (50,250,377)
Value....................     508,671             --       508,671       (1,225,469)(2)     3,915,808(9)         3,199,010
High Quality Bond........      16,392             --        16,392       (1,161,371)(6)      (506,268)(10)      (1,651,247)
High Yield Bond..........      42,014             --        42,014       (9,209,133)(4)     1,146,309(9)        (8,020,810)

(1) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(2) On March 31, 2002, the Worldwide Growth, Mid Cap Growth, Small Cap Growth and Value Funds had net capital loss carryforwards of approximately $49,438,282, $64,135,964, $57,917,587 and $950,306, respectively, which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(3) On March 31, 2002, the Fund had a net capital loss carryforward of approximately $7,168,402 which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

--------------------------------------------------------------------------------

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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

(4) On March 31, 2002, the International Core Growth, International Small Cap Growth, Large Cap Growth, and High Yield Bond Funds had net capital loss carryforwards of approximately $86,960,382, $68,039,251, $80,713,009, and
     $5,814,385, respectively, which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(5) On March 31, 2002, the Pacific Rim and Latin America Funds had net capital loss carryforwards of approximately $2,489,981 and $1,150,089, respectively, which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(6) On March 31, 2002, the Fund had no net capital loss carryforward. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(7) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(8) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward contracts marked-to-market and investments in passive foreign investment companies.
(9) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(10) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward currency contracts and future contracts marked-to-market.
(11) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $93,573,463 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses and post October capital losses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries and International Small Cap Growth Funds invests in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. The Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

CHANGE IN ACCOUNTING PRINCIPLE

  Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to April 1, 2001, the High Yield Bond Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $18,595 reduction in the cost of the

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

securities and a corresponding $46,788 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on April 1, 2001.

  The effect of this change for the year ended March 31, 2002 was to decrease net investment income by $89,936, increase net unrealized appreciation (depreciation) by $46,778, increase net realized gains and losses by $43,158. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries and Latin America..............  1.25%
International Core Growth, International Small Cap
 Growth, Worldwide Growth, Pacific Rim and Small
 Cap Growth.......................................  1.00%
Global Select.....................................  0.80%
Large Cap Growth, Mid Cap Growth and Value........  0.75%
High Yield Bond...................................  0.60%
High Quality Bond.................................  0.45%

  The fees are reduced on International Core Growth, International Small Cap Growth, Worldwide Growth, Pacific Rim, Latin America, Large Cap Growth, Mid Cap Growth, Value, High Quality Bond and High Yield Bond when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%. For High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC, ("the subadviser"). The agreement states that the subadviser will receive a fee paid by the Investment Adviser at an annualized rate of 0.25% of each of the Fund's daily net assets.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2002. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining the Mauritius investment company) when they fall below the limit.

                                               EXPENSE LIMIT
                                          -----------------------
                                                      UNRECOUPED
                                          RETIREMENT  AMOUNTS AT
FUND                                        CLASS       3/31/02
----                                      ----------  -----------
Worldwide Growth........................      1.60%   $  391,766
Global Select...........................      1.45%      394,386
International Core Growth...............      1.65%           --
International Small Cap Growth..........      1.65%      617,064
Emerging Countries......................      1.90%    1,348,290
Pacific Rim.............................      1.65%      628,407
Latin America...........................      1.90%      412,399
Large Cap Growth........................      1.25%      337,707
Mid Cap Growth..........................      1.25%    1,091,943
Small Cap Growth........................      1.50%    2,108,963
Value...................................      1.25%      479,806
High Quality Bond.......................      0.70%    1,073,868
High Yield Bond.........................      1.00%      426,663

  On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.

--------------------------------------------------------------------------------

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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the year ended March 31, 2002 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2002 and the related gross and net unrealized appreciation and depreciation, provides aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                NET
                                                                  GROSS         GROSS        UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                           PURCHASES     SALES      TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
FUND                       (IN 000'S)  (IN 000'S)  (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)
----                       ----------  ----------  ----------  ------------  ------------  --------------
Worldwide Growth.........   $234,395    $243,111    $ 73,294     $ 7,045       $  (929)       $ 6,116
Global Select............    144,803     119,320      37,202       4,108          (321)         3,787
International Core
   Growth................    520,870     489,197     212,922      17,877        (4,518)        13,359
International Small Cap
   Growth................    272,562     293,630     143,076      15,559        (5,427)        10,132
Emerging Countries.......    282,288     299,894      97,851      19,587        (1,815)        17,772
Pacific Rim..............     44,342      34,821      10,575       1,305          (197)         1,108
Latin America............     27,233      27,627       3,508         482            (3)           479
Large Cap Growth.........    234,229     218,622      87,956       8,720        (1,974)         6,746
Mid Cap Growth...........    179,841     163,117      99,853      15,712        (4,099)        11,613
Small Cap Growth.........    265,289     217,374     163,153      21,810        (6,870)        14,940
Value....................     57,664      65,510      46,904       5,546        (1,630)         3,916
High Quality Bond........    236,420     234,519      50,316         448          (955)          (507)
High Yield Bond..........     95,588      62,741      69,149       2,485        (1,451)         1,034

NOTE E -- FINANCIAL INSTRUMENTS

  During the year, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At March 31, 2002, International Core Growth and High Quality Bond Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                               NET
                                                                            UNREALIZED
                                                               MARKET     APPRECIATION/
                                    LOCAL       SETTLEMENT     VALUE      (DEPRECIATION)
                                   CURRENCY        DATE         US$            US$
                                --------------  ----------  ------------  --------------
WORLDWIDE GROWTH
To Sell:
JPY...........................    (228,937,760)  05/22/02   $ (1,731,990)   $ (12,653)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (12,653)
                                                                            ---------
GLOBAL SELECT
To Sell:
JPY...........................     (61,717,803)  05/22/02   $   (466,916)   $  (3,411)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $  (3,411)
                                                                            ---------

--------------------------------------------------------------------------------

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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                               NET
                                                                            UNREALIZED
                                                               MARKET     APPRECIATION/
                                    LOCAL       SETTLEMENT     VALUE      (DEPRECIATION)
                                   CURRENCY        DATE         US$            US$
                                --------------  ----------  ------------  --------------
INTERNATIONAL CORE GROWTH
To Sell:
JPY...........................  (2,014,727,839)  05/22/02   $(15,242,086)   $(111,356)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $(111,356)
                                                                            ---------
INTERNATIONAL SMALL CAP GROWTH
To Sell:
JPY...........................  (1,380,330,449)  05/22/02   $(10,442,659)   $ (76,292)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (76,292)
                                                                            ---------
PACIFIC RIM
To Sell:
JPY...........................    (257,178,730)  05/22/02   $ (1,945,643)   $ (14,215)
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $ (14,215)
                                                                            ---------
HIGH QUALITY BOND FUND
To Sell:
European Euro.................     (2,9100,000)  05/15/02   $ (2,534,144)   $  12,106
                                                                            ---------
Net Equity in foreign currency exchange contracts.......................    $  12,106
                                                                            =========

OPTIONS

  Transactions in options written during the year ended March 31, 2002, were as follows:

                                            HIGH QUALITY BOND FUND
                                          --------------------------
                                          NUMBER OF     PREMIUMS
                                          CONTRACTS  PAID/(RECEIVED)
                                          ---------  ---------------
Options outstanding at March 31, 2001...  (650,000)      $(6,046)
Options expired.........................   650,000         6,046
                                          --------       -------
Options outstanding at March 31, 2002...        --       $    --
                                          ========       =======

FUTURES

  At March 31, 2002 High Quality Bond had outstanding short futures contracts as follows:

                                  MATURITY      OPEN       VALUE AT    UNREALIZED
                           UNITS    DATE        VALUE       3/31/02    GAIN (LOSS)
                           -----  ---------  -----------  -----------  -----------
United States Treasury
  Bonds..................    15    June-02   $(1,570,220) $(1,536,831)  $ 33,389
                                                                        --------
Total Futures........................................................   $ 33,389
                                                                        ========

  At March 31, 2002, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts.

                                          PRINCIPAL  VALUE AT
                                           AMOUNT    3/31/02
                                          ---------  --------
United States Treasury Notes, 4.75%,
  01/31/2003............................  $ 75,000   $ 76,325
                                                     --------
Total collateral for futures contracts.............  $ 76,325
                                                     ========

NOTE F -- SUBSEQUENT EVENT

  On May 17, 2002, the board of trustees approved the termination of the Latin America Fund, Pacific Rim Fund and High Quality Bond Fund. The dates of termination will be determined by officers of the Trust in accordance with applicable law and regulations.

NOTE G -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                                    FOREIGN
                                                    SOURCE
FUND                                                INCOME                    FTC TOTAL:
----                                      ---------------------------  -------------------------
Worldwide Growth........................  $                         0  $                       0
Global Select...........................                            0                          0
International Core Growth...............                    3,371,856                    401,412
International Small Cap Growth..........                    2,843,492                    338,240
Emerging Countries......................                    2,223,884                    185,804
Pacific Rim.............................                      197,979                     16,523
Latin America...........................                       95,191                      5,898
Large Cap Growth........................                            0                          0
Small Cap Growth........................                            0                          0
Mini Cap Growth.........................                            0                          0
Value...................................                            0                          0
High Quality Bond.......................                            0                          0
High Yield Bond.........................                            0                          0

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The percentage of ordinary dividends paid by the Funds during the year ended March 31, 2002, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND                                                      PERCENTAGE:
----                                                -----------------------
Worldwide Growth..................................                     0.00%
Global Select.....................................                     0.00
International Core Growth.........................                     0.00
International Small Cap Growth....................                     0.00
Emerging Countries................................                     0.00
Pacific Rim.......................................                     0.00
Latin America.....................................                     0.00
Large Cap Growth..................................                     0.00
Small Cap Growth..................................                     0.00
Mini Cap Growth...................................                     0.00
Value.............................................                   100.00
High Quality Bond.................................                     0.43
High Yield Bond...................................                     0.00

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND                                                AMOUNTS:
----                                                --------
Worldwide Growth..................................  $      0
Global Select.....................................         0
International Core Growth.........................         0
International Small Cap Growth....................         0
Emerging Countries................................         0
Pacific Rim.......................................         0
Latin America.....................................         0
Large Cap Growth..................................         0
Small Cap Growth..................................         0
Mini Cap Growth...................................         0
Value.............................................   296,151
High Quality Bond.................................         0
High Yield Bond...................................         0

NOTE H -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DISINTERESTED
  TRUSTEES:

WALTER E. AUCH (80)           Trustee           Since May 1999  Retired; prior thereto,            19     Trustee, Brinson
                                                                Chairman and CEO of                       Relationship Funds (since
                                                                Chicago Board of Options                  1994) and Brinson
                                                                Exchange (1979-1986).                     Supplementary Trust
                                                                                                          (since 1997); Director,
                                                                                                          Thompson Asset Management
                                                                                                          Corp (since 1987);
                                                                                                          Director, Smith Barney
                                                                                                          Trak Fund (since 1992)
                                                                                                          and Smith Barney Advisors
                                                                                                          (since 1992); Director,
                                                                                                          PIMCO Advisors L.P (since
                                                                                                          1994); Director, Banyon
                                                                                                          Realty Trust (since
                                                                                                          1988), Banyon Mortgage
                                                                                                          Investment Fund (since
                                                                                                          1989) and Banyon Land
                                                                                                          Fund II (since 1988);
                                                                                                          Director, Express America
                                                                                                          Holdings Corp (since
                                                                                                          1992); Director, Legend
                                                                                                          Properties, Inc. (since
                                                                                                          1987); Director, Senele
                                                                                                          Group (since 1988);
                                                                                                          Director, Fort Dearborn
                                                                                                          Income Securities, Inc.
                                                                                                          (1987-1995); Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999);
                                                                                                          Director, Geotek
                                                                                                          Industries, Inc.
                                                                                                          (1987-1998).

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DARLENE DEREMER (46)          Trustee           Since May 1999  Managing Director,                 19     Founding Member and
                                                                NewRiver E-Business                       Director, National
                                                                Advisory Services                         Defined Contribution
                                                                Division; Prior to,                       Council (since 1997);
                                                                President and Founder,                    Trustee, Boston
                                                                DeRemer Associates, a                     Alzheimer's Association
                                                                strategic and marketing                   (since 1998); Director,
                                                                consulting firm for the                   King's Wood Montessori
                                                                financial services                        School (since 1995);
                                                                industry (since 1987);                    Editorial Board, National
                                                                Vice President and                        Association of Variable
                                                                Director, Asset                           Annuities since 1997);
                                                                Management Division,                      Director, Nicholas-
                                                                State Street Bank and                     Applegate Strategic
                                                                Trust Company, now                        Opportunities, Ltd.
                                                                referred to as State                      (1994-1997); Trustee,
                                                                Street Global Advisers,                   Nicholas-Applegate Mutual
                                                                (1982-1987); Vice                         Funds (1994-1999);
                                                                President, T. Rowe                        Director, Jurika &
                                                                Price & Associates                        Voyles Fund Group (since
                                                                (1979-1982); Member,                      1994-2000).
                                                                Boston Club (since 1998);
                                                                Member, Financial Women's
                                                                Association Advisory
                                                                Board (since 1995);
                                                                Founder, Mutual Fund Cafe
                                                                Website.

GEORGE F. KEANE (72)          Trustee           Since May 1999  Consultant, Associated             19     Director, Bramwell Funds
                                                                Energy Managers (since                    (since 1994); Director,
                                                                1994); Prior to,                          Longview Oil & Gas
                                                                President Emeritus and                    (since 2000); Director,
                                                                founding Chief Executive                  Security Capital U.S.
                                                                Officer, The Common Fund                  Real Estate (since 1997);
                                                                (1971-1992); and                          Director, The Universal
                                                                Endowment Advisors                        Bond Fund (since 1997);
                                                                (1987-1992)                               Director, Universal
                                                                (organizations that                       Stainless & Alloy
                                                                provide investment                        Products Inc.
                                                                management programs for                   (1994-2000); Director,
                                                                colleges and                              United Water Services and
                                                                universities) ; Member,                   affiliated companies
                                                                Investment Advisory                       (1996-2000); Director,
                                                                Committee, New York State                 and former Chairman of
                                                                Common Retirement Fund                    the Board, Trigen Energy
                                                                (since 1982).                             Corporation (1994-2000);
                                                                                                          Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999).
INTERESTED TRUSTEES:

ARTHUR E. NICHOLAS            Trustee &         Since May 1999  Managing Chief Executive           19     Director, Chairman and
  (55)                        Chairman of the                   Officer,                                  President and Director,
                              Board                             Nicholas-Applegate                        Nicholas-Applegate Fund,
                                                                Capital Management,                       Inc. (Since 1987);
                                                                Nicholas-Applegate                        President and Director,
                                                                Holdings LLC and                          Nicholas-Applegate
                                                                Nicholas-Applegate                        Securities International
                                                                Securities LLC (Since May                 LDC (Since 1998); Trustee
                                                                1995).                                    and Chairman,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1993-1999);
                                                                                                          Director, Nicholas-
                                                                                                          Applegate Strategic
                                                                                                          Opportunities, Ltd.
                                                                                                          (1998-2001); and
                                                                                                          Nicholas-Applegate U.S.
                                                                                                          Growth Equity Fund
                                                                                                          (1998-2002).

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
OFFICERS:

E. BLAKE MOORE, JR.           President         Since May 2001  Managing General Counsel,          19     Director,
  (44)                                                          Nicholas-Applegate                        Nicholas-Applegate
                                                                Capital Management LLC,                   Southeast Asia Fund
                                                                Nicholas-Applegate                        (Since 2000).
                                                                Securities LLC,
                                                                Nicholas-Applegate
                                                                Holdings LLC and
                                                                Nicholas-Applegate
                                                                Securities International
                                                                LDC (Since 1995).

CHARLES H. FIELD, JR.         Secretary         Since May 2001  Deputy General Counsel,            19     Director,
  (46)                                                          Nicholas-Applegate                        Nicholas-Applegate U.S.
                                                                Capital Management (Since                 Growth Equity Fund (Since
                                                                1996).                                    1996); Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Southeast Asia Fund
                                                                                                          (Since 1999). Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Strategic Opportunities
                                                                                                          Fund, LLC (1996-2000);
                                                                                                          Director, Torrey Pines
                                                                                                          Fund, Ltd. (Since 1999).

C. WILLIAM MAHER (41)         Treasurer         Since May 1999  Managing Chief Financial           19     NA
                                                                Officer,
                                                                Nicholas-Applegate
                                                                Capital Management,
                                                                Nicholas-Applegate
                                                                Securities, (Since 1998);
                                                                Co-Managing Chief
                                                                Financial Officer
                                                                Nicholas-Applegate
                                                                Holdings LLC (Since
                                                                2001). Formerly Chief
                                                                Financial Officer,
                                                                Mitchell Hutchins Asset
                                                                Management, Inc.
                                                                (1990-1998).

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: International Core Growth Fund, International Small Cap Growth Fund, Emerging Countries Fund, Worldwide Growth Fund, Global Select Fund, Pacific Rim Fund, Latin America Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Value Fund, High Quality Bond Fund and High Yield Bond Fund (collectively the "Funds") as of March 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2002, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Los Angeles, California
May 1, 2002
except for Note F, as to which the date is May 17, 2002

--------------------------------------------------------------------------------

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INSTITUTIONAL FUNDS


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